Schedule of Investments Core Bond Fund^ (Unaudited)
July 31, 2023

Principal Amount		Value
U.S. Treasury Obligations 26.2%
	U.S. Treasury Bonds
$3,465,000	5.00%, due 5/15/2037	$3,866,182
3,760,000	4.50%, due 5/15/2038 - 8/15/2039	3,976,750
3,170,000	3.50%, due 2/15/2039	2,986,858
8,290,000	3.75%, due 8/15/2041 - 11/15/2043	7,798,462
455,000	3.25%, due 5/15/2042	397,912
10,750,000	3.88%, due 2/15/2043 - 5/15/2043	10,271,169
2,645,000	2.88%, due 5/15/2043	2,164,561
5,925,000	3.13%, due 8/15/2044 - 5/15/2048	4,979,948
3,540,000	3.38%, due 11/15/2048	3,111,190
4,735,000	3.00%, due 2/15/2049 - 8/15/2052	3,899,447
2,995,000	4.00%, due 11/15/2052	2,992,192
14,825,000	3.63%, due 2/15/2053 - 5/15/2053	13,848,644
	U.S. Treasury Notes
6,480,000	2.75%, due 11/15/2023 - 2/15/2028	6,296,344
4,270,000	3.63%, due 5/15/2026	4,165,585
26,225,000	4.13%, due 9/30/2027 - 11/15/2032	26,202,534
19,260,000	3.88%, due 11/30/2027 - 9/30/2029	18,978,400
7,770,000	0.75%, due 1/31/2028	6,667,328
13,290,000	4.00%, due 6/30/2028 - 2/28/2030	13,192,535
2,895,000	1.50%, due 11/30/2028	2,528,262
6,675,000	3.25%, due 6/30/2029	6,361,849
16,515,000	3.13%, due 8/31/2029	15,621,513
5,220,000	3.50%, due 4/30/2030	5,039,339
6,065,000	3.38%, due 5/15/2033	5,785,441
Total U.S. Treasury Obligations (Cost $176,838,630)		171,132,445
U.S. Government Agency Securities 0.7%
	Federal Home Loan Bank
1,160,000	5.50%, due 7/15/2036	1,294,500
1,585,000	4.00%, due 6/30/2028	1,566,651
1,985,000	Federal National Mortgage Association Principal Strips, 0.00%, due 7/15/2037	1,051,706 (a)
700,000	Tennessee Valley Authority, 5.25%, due 9/15/2039	731,684
Total U.S. Government Agency Securities (Cost $5,121,858)		4,644,541

Mortgage-Backed Securities 40.0%
Collateralized Mortgage Obligations 5.5%
	Angel Oak Mortgage Trust
122,634	Series 2019-6, Class A1, 2.62%, due 11/25/2059	116,327 (b)(c)
895,118	Series 2021-3, Class A1, 1.07%, due 5/25/2066	730,143 (b)(c)
124,913	Series 2022-5, Class A1, 4.50%, due 5/25/2067	119,564 (b)(d)
373,565	Ellington Financial Mortgage Trust, Series 2022-1, Class A1, 2.21%, due 1/25/2067	309,058 (b)(c)
	Federal Home Loan Mortgage Corp. REMICS
1,402,866	Series 4018, Class HS, (6.34% - 30 day USD SOFR Average), 1.27%, due 3/15/2042	161,923 (e)(f)
723,388	Series 4120, Class SV, (6.04% - 30 day USD SOFR Average), 0.97%, due 10/15/2042	74,318 (e)(f)
909,139	Series 4159, Class KS, (6.04% - 30 day USD SOFR Average), 0.97%, due 1/15/2043	99,934 (e)(f)
575,649	Series 4385, Class IA, 4.50%, due 9/15/2044	111,844 (f)
1,231,169	Series 4572, Class SA, (5.94% - 30 day USD SOFR Average), 0.87%, due 4/15/2046	121,874 (e)(f)
1,068,888	Series 4623, Class MS, (5.89% - 30 day USD SOFR Average), 0.82%, due 10/15/2046	100,834 (e)(f)
4,146,608	Series 5013, Class ID, 3.00%, due 9/25/2050	584,299 (f)
See Notes to Schedule of Investments

Schedule of Investments Core Bond Fund^ (Unaudited)  (cont’d)
Principal Amount		Value

Collateralized Mortgage Obligations – cont'd
Federal Home Loan Mortgage Corp. STACR REMIC Trust
$697,922	Series 2021-DNA7, Class M1, (30 day USD SOFR Average + 0.85%), 5.92%, due 11/25/2041	$691,611 (b)(e)
1,100,000	Series 2021-DNA7, Class M2, (30 day USD SOFR Average + 1.80%), 6.87%, due 11/25/2041	1,079,364 (b)(e)
1,478,000	Series 2022-DNA2, Class M1B, (30 day USD SOFR Average + 2.40%), 7.47%, due 2/25/2042	1,481,695 (b)(e)
1,448,000	Series 2022-HQA1, Class M1B, (30 day USD SOFR Average + 3.50%), 8.57%, due 3/25/2042	1,491,136 (b)(e)
1,325,000	Series 2022-DNA3, Class M1B, (30 day USD SOFR Average + 2.90%), 7.97%, due 4/25/2042	1,348,008 (b)(e)
1,145,000	Series 2022-DNA4, Class M1B, (30 day USD SOFR Average + 3.35%), 8.42%, due 5/25/2042	1,177,639 (b)(e)
Federal Home Loan Mortgage Corp. STACR Trust
512,844	Series 2017-DNA1, Class M2, (30 day USD SOFR Average + 3.36%), 8.43%, due 7/25/2029	526,889 (e)
655,755	Series 2017-HQA3, Class M2, (30 day USD SOFR Average + 2.46%), 7.53%, due 4/25/2030	663,925 (e)
576,344	Series 2018-HQA1, Class M2, (30 day USD SOFR Average + 2.41%), 7.48%, due 9/25/2030	582,353 (e)
643,855	Federal Home Loan Mortgage Corp. Strips, Series 312, Class S1, (5.84% - 30 day USD SOFR Average), 0.77%, due 9/15/2043	62,618 (e)(f)
Federal National Mortgage Association Connecticut Avenue Securities
702,000	Series 2021-R01, Class 1M2, (30 day USD SOFR Average + 1.55%), 6.62%, due 10/25/2041	695,937 (b)(e)
1,575,000	Series 2022-R01, Class 1M2, (30 day USD SOFR Average + 1.90%), 6.97%, due 12/25/2041	1,550,452 (b)(e)
710,000	Series 2022-R04, Class 1M2, (30 day USD SOFR Average + 3.10%), 8.17%, due 3/25/2042	722,872 (b)(e)
1,540,000	Series 2022-R03, Class 1M2, (30 day USD SOFR Average + 3.50%), 8.57%, due 3/25/2042	1,592,346 (b)(e)
802,326	Series 2022-R07, Class 1M1, (30 day USD SOFR Average + 2.95%), 8.02%, due 6/25/2042	822,940 (b)(e)
612,000	Series 2022-R07, Class 1M2, (30 day USD SOFR Average + 4.65%), 9.72%, due 6/25/2042	655,226 (b)(e)
1,096,783	Series 2023-R01, Class 1M1, (30 day USD SOFR Average + 2.40%), 7.47%, due 12/25/2042	1,117,257 (b)(e)
1,044,408	Series 2023-R02, Class 1M1, (30 day USD SOFR Average + 2.30%), 7.37%, due 1/25/2043	1,059,896 (b)(e)
1,781,666	Federal National Mortgage Association Interest Strip, Series 418, Class C24, 4.00%, due 8/25/2043	327,442 (f)
Federal National Mortgage Association REMICS
1,683,046	Series 2012-15, Class S, (5.84% - 30 day USD SOFR Average), 0.77%, due 3/25/2042	165,176 (e)(f)
1,451,354	Series 2012-70, Class HS, (5.89% - 30 day USD SOFR Average), 0.82%, due 7/25/2042	155,833 (e)(f)
803,157	Series 2017-100, Class S, (6.04% - 30 day USD SOFR Average), 0.97%, due 12/25/2042	84,285 (e)(f)
699,645	Series 2012-140, Class PI, 3.50%, due 12/25/2042	109,589 (f)
1,562,005	Series 2013-6, Class SB, (5.99% - 30 day USD SOFR Average), 0.92%, due 2/25/2043	172,217 (e)(f)
1,296,535	Series 2013-18, Class PS, (5.99% - 30 day USD SOFR Average), 0.92%, due 3/25/2043	129,562 (e)(f)
1,370,987	Series 2015-32, Class SA, (6.09% - 30 day USD SOFR Average), 1.02%, due 5/25/2045	148,044 (e)(f)
862,043	Series 2016-32, Class LI, 3.50%, due 6/25/2046	151,318 (f)
383,527	Series 2016-40, Class SA, (5.74% - 30 day USD SOFR Average), 0.67%, due 7/25/2046	35,685 (e)(f)
1,302,830	Series 2016-95, Class US, (5.89% - 30 day USD SOFR Average), 0.82%, due 12/25/2046	143,513 (e)(f)
1,763,013	Series 2018-7, Class CI, 4.00%, due 2/25/2048	329,583 (f)
983,604	Series 2020-52, Class GI, 4.50%, due 8/25/2050	200,036 (f)
GCAT Trust
304,298	Series 2019-NQM3, Class A1, 2.69%, due 11/25/2059	281,296 (b)(c)
1,251,562	Series 2021-NQM5, Class A1, 1.26%, due 7/25/2066	979,583 (b)(c)
See Notes to Schedule of Investments

Schedule of Investments Core Bond Fund^ (Unaudited)  (cont’d)
Principal Amount		Value

Collateralized Mortgage Obligations – cont'd
Government National Mortgage Association REMICS
$1,588,574	Series 2013-5, Class BI, 3.50%, due 1/20/2043	$266,138 (f)
1,837,793	Series 2013-23, Class IT, 3.50%, due 2/20/2043	269,864 (f)
724,091	Series 2018-124, Class DS, (5.99% - 1 mo. USD Term SOFR), 0.76%, due 12/16/2043	63,447 (e)(f)
803,023	Series 2016-77, Class TS, (6.04% - 1 mo. USD Term SOFR), 0.78%, due 12/20/2044	65,772 (e)(f)
1,797,907	Series 2019-22, Class SA, (5.49% - 1 mo. USD Term SOFR), 0.23%, due 2/20/2045	148,835 (e)(f)
1,221,334	Series 2018-7, Class SA, (6.09% - 1 mo. USD Term SOFR), 0.83%, due 1/20/2048	119,089 (e)(f)
2,095,448	Series 2020-107, Class AB, 1.00%, due 7/20/2050	1,635,477
1,746,568	Series 2020-112, Class KA, 1.00%, due 8/20/2050	1,357,688
3,643,101	Series 2020-173, Class MI, 2.50%, due 11/20/2050	474,789 (f)
3,508,131	Series 2021-26, Class AI, 2.00%, due 2/20/2051	368,910 (f)
1,487,778	Series 2021-103, Class HE, 2.00%, due 6/20/2051	1,246,527
3,033,357	Series 2021-116, Class IA, 2.50%, due 6/20/2051	409,945 (f)
151,685	New Residential Mortgage Loan Trust, Series 2019-NQM5, Class A1, 2.71%, due 11/25/2059	136,116 (b)(c)
841,570	Starwood Mortgage Residential Trust, Series 2021-3, Class A1, 1.13%, due 6/25/2056	675,078 (b)(c)
Towd Point Mortgage Trust
214,022	Series 2017-5, Class A1, (1 mo. USD Term SOFR + 0.71%), 4.98%, due 2/25/2057	213,974 (b)(e)
438,000	Series 2017-2, Class A2, 3.25%, due 4/25/2057	422,834 (b)(c)
2,702,733	Series 2022-4, Class A1, 3.75%, due 9/25/2062	2,503,314 (b)
Verus Securitization Trust
112,360	Series 2019-4, Class A1, 2.64%, due 11/25/2059	107,866 (b)(d)
1,038,673	Series 2021-3, Class A1, 1.05%, due 6/25/2066	869,768 (b)(c)
1,548,653	Series 2021-6, Class A1, 1.63%, due 10/25/2066	1,277,794 (b)(c)
35,898,669
Commercial Mortgage-Backed 4.0%
BANK
273,000	Series 2022-BNK39, Class A4, 2.93%, due 2/15/2055	229,578 (c)
841,500	Series 2023-BNK45, Class B, 6.15%, due 2/15/2056	802,718 (c)
900,000	BBCMS Mortgage Trust, Series 2022-C18, Class A5, 5.71%, due 12/15/2055	933,614 (c)
1,834,000	BB-UBS Trust, Series 2012-SHOW, Class A, 3.43%, due 11/5/2036	1,660,653 (b)
Benchmark Mortgage Trust
381,000	Series 2020-B21, Class A5, 1.98%, due 12/17/2053	301,462
11,131,248	Series 2021-B26, Class XA, 0.89%, due 6/15/2054	516,865 (c)(f)
404,000	Series 2021-B31, Class D, 2.25%, due 12/15/2054	190,795 (b)
441,234	Series 2021-B31, Class A5, 2.67%, due 12/15/2054	362,089
601,000	Series 2021-B31, Class C, 3.20%, due 12/15/2054	389,138 (c)
BX Commercial Mortgage Trust
1,600,000	Series 2021-VOLT, Class D, (1 mo. USD Term SOFR + 1.76%), 6.99%, due 9/15/2036	1,527,866 (b)(e)
600,000	Series 2020-VIV2, Class C, 3.54%, due 3/9/2044	490,709 (b)(c)
858,000	BX Trust, Series 2019-OC11, Class A, 3.20%, due 12/9/2041	737,933 (b)
409,000	BXP Trust, Series 2017-GM, Class A, 3.38%, due 6/13/2039	368,144 (b)
1,416,000	CAMB Commercial Mortgage Trust, Series 2019-LIFE, Class B, (1 mo. USD Term SOFR + 1.36%), 6.59%, due 12/15/2037	1,404,433 (b)(e)
Citigroup Commercial Mortgage Trust
330,000	Series 2013-GC17, Class B, 5.10%, due 11/10/2046	323,920 (c)
745,000	Series 2014-GC23, Class B, 4.18%, due 7/10/2047	695,932 (c)
3,947,304	Series 2014-GC25, Class XA, 0.94%, due 10/10/2047	28,078 (c)(f)
1,933,644	Series 2015-GC27, Class XA, 1.30%, due 2/10/2048	25,730 (c)(f)
882,180	Series 2022-GC48, Class A5, 4.58%, due 5/15/2054	843,207 (c)
See Notes to Schedule of Investments

Schedule of Investments Core Bond Fund^ (Unaudited)  (cont’d)
Principal Amount		Value

Commercial Mortgage-Backed – cont'd
	COMM Mortgage Trust
$1,060,000	Series 2012-CR4, Class AM, 3.25%, due 10/15/2045	$919,550
500,000	Series 2014-CR15, Class B, 4.62%, due 2/10/2047	469,928 (c)
4,812,256	Series 2014-CR16, Class XA, 0.93%, due 4/10/2047	17,770 (c)(f)
2,568,229	Series 2014-LC15, Class XA, 1.04%, due 4/10/2047	6,113 (c)(f)
900,000	Series 2014-LC15, Class AM, 4.20%, due 4/10/2047	868,780
4,750,804	Series 2014-CR17, Class XA, 0.94%, due 5/10/2047	16,287 (c)(f)
2,899,854	Series 2014-UBS3, Class XA, 1.05%, due 6/10/2047	11,127 (c)(f)
12,600,172	Series 2014-CR18, Class XA, 0.92%, due 7/15/2047	62,168 (c)(f)
3,483,723	Series 2014-UBS6, Class XA, 0.83%, due 12/10/2047	25,847 (c)(f)
485,000	Series 2014-CR21, Class AM, 3.99%, due 12/10/2047	463,461
	CSAIL Commercial Mortgage Trust
19,747,020	Series 2016-C5, Class XA, 0.89%, due 11/15/2048	318,593 (c)(f)
841,000	Series 2015-C1, Class B, 4.04%, due 4/15/2050	743,678 (c)
1,280,000	Series 2017-CX9, Class A5, 3.45%, due 9/15/2050	1,170,392
	Federal Home Loan Mortgage Corp. Multifamily Structured Pass-Through Certificates
23,203,198	Series KW03, Class X1, 0.83%, due 6/25/2027	503,113 (c)(f)
63,186,000	Series K088, Class XAM, 0.42%, due 1/25/2029	1,369,910 (c)(f)
22,844,384	Series K090, Class X1, 0.71%, due 2/25/2029	773,769 (c)(f)
10,000,000	Series K098, Class XAM, 1.39%, due 8/25/2029	706,440 (c)(f)
1,236,000	FIVE Mortgage Trust, Series 2023-V1, Class B, 6.40%, due 2/10/2056	1,210,096 (c)
	GS Mortgage Securities Trust
7,560,695	Series 2014-GC18, Class XA, 1.01%, due 1/10/2047	6,847 (c)(f)
1,200,000	Series 2019-GSA1, Class A4, 3.05%, due 11/10/2052	1,033,220
108,000	Series 2020-GC47, Class A5, 2.38%, due 5/12/2053	89,461
736,000	JP Morgan Chase Commercial Mortgage Securities Trust, Series 2022-OPO, Class B, 3.38%, due 1/5/2039	545,737 (b)
765,000	JPMBB Commercial Mortgage Securities Trust, Series 2015-C33, Class AS, 4.02%, due 12/15/2048	712,615
633,000	Manhattan West Mortgage Trust, Series 2020-1MW, Class A, 2.13%, due 9/10/2039	542,703 (b)
2,722,163	Morgan Stanley Bank of America Merrill Lynch Trust, Series 2014-C16, Class XA, 0.87%, due 6/15/2047	7,069 (c)(f)
400,000	Taubman Centers Commercial Mortgage Trust, Series 2022-DPM, Class A, (1 mo. USD Term SOFR + 2.19%), 7.41%, due 5/15/2037	389,414 (b)(e)
670,000	Wells Fargo Commercial Mortgage Trust, Series 2015-NXS4, Class C, 4.69%, due 12/15/2048	598,954 (c)
	WF-RBS Commercial Mortgage Trust
5,017,395	Series 2014-C25, Class XA, 0.79%, due 11/15/2047	35,389 (c)(f)
11,074,593	Series 2014-C22, Class XA, 0.78%, due 9/15/2057	57,486 (c)(f)
560,000	Series 2014-C22, Class AS, 4.07%, due 9/15/2057	518,739 (c)
		26,027,520
Federal Home Loan Mortgage Corp. 11.0%
	Pass-Through Certificates
3,695,175	2.00%, due 12/1/2050 - 4/1/2052	3,004,530
16,024,395	2.50%, due 7/1/2050 - 5/1/2052	13,548,655
8,473,500	3.00%, due 8/1/2046 - 9/1/2052	7,482,276
7,429,022	3.50%, due 7/1/2042 - 11/1/2052	6,807,999
12,524,087	4.00%, due 3/1/2045 - 1/1/2053	11,743,137
3,868,839	4.50%, due 6/1/2039 - 11/1/2052	3,719,565
8,997,224	5.00%, due 3/1/2038 - 6/1/2053	8,793,481 (g)
12,676,484	5.50%, due 9/1/2052 - 7/1/2053	12,603,705 (g)
3,942,112	6.00%, due 12/1/2052 - 5/1/2053	3,967,829
		71,671,177
See Notes to Schedule of Investments

Schedule of Investments Core Bond Fund^ (Unaudited)  (cont’d)
Principal Amount		Value

Federal National Mortgage Association 14.9%
	Pass-Through Certificates
$14,522,632	2.00%, due 1/1/2051 - 3/1/2052	$11,793,778
31,740,755	2.50%, due 8/1/2050 - 4/1/2052	26,833,649
15,300,854	3.00%, due 10/1/2041 - 8/1/2052	13,507,223
11,476,653	3.50%, due 12/1/2041 - 7/1/2052	10,540,932
7,829,798	4.00%, due 10/1/2045 - 1/1/2053	7,364,029
6,997,605	4.50%, due 4/1/2034 - 2/1/2053	6,734,366
11,425,092	5.00%, due 6/1/2033 - 4/1/2053	11,172,848
7,357,421	5.50%, due 11/1/2052 - 4/1/2053	7,311,055
2,398,907	6.00%, due 4/1/2053 - 8/1/2053	2,414,652 (g)
		97,672,532
Government National Mortgage Association 4.2%
	Pass-Through Certificates
3,460,088	2.00%, due 2/20/2051 - 6/20/2052	2,897,872
6,437,862	2.50%, due 2/20/2051 - 10/20/2052	5,561,974
1,418,396	3.50%, due 1/20/2043 - 6/20/2052	1,318,672
5,789,557	4.50%, due 3/20/2052 - 6/20/2053	5,571,169
3,929,977	5.00%, due 9/20/2052 - 6/20/2053	3,852,790
2,887,664	5.50%, due 11/20/2052 - 6/20/2053	2,870,638
3,877,731	6.00%, due 12/20/2052 - 8/20/2053	3,897,927 (g)(h)
1,275,000	5.50%, TBA, 30 Year Maturity	1,267,031 (i)
		27,238,073
Uniform Mortgage-Backed Securities 0.4%
2,810,000	Pass-Through Certificates, 5.50%, TBA, 30 Year Maturity	2,790,462 (i)
Total Mortgage-Backed Securities (Cost $289,794,117)		261,298,433
Asset-Backed Securities 9.1%
800,000	522 Funding CLO Ltd., Series 2019-5A, Class AR, (3 mo. USD Term SOFR + 1.33%), 6.64%, due 4/15/2035	790,000 (b)(e)
1,140,000	AM Capital Funding LLC, Series 2018-1, Class A, 4.98%, due 12/15/2023	1,139,109 (b)
287,374	Amur Equipment Finance Receivables XI LLC, Series 2022-2A, Class A2, 5.30%, due 6/21/2028	284,741 (b)
1,250,000	Amur Equipment Finance Receivables XII LLC, Series 2023-1A, Class A2, 6.09%, due 12/20/2029	1,247,387 (b)
639,849	Aqua Finance Trust, Series 2021-A, Class A, 1.54%, due 7/17/2046	566,178 (b)
	Avis Budget Rental Car Funding AESOP LLC
560,000	Series 2018-2A, Class B, 4.27%, due 3/20/2025	553,674 (b)
579,000	Series 2019-3A, Class A, 2.36%, due 3/20/2026	549,517 (b)
1,186,000	Series 2021-2A, Class A, 1.66%, due 2/20/2028	1,031,322 (b)
723,000	Series 2021-2A, Class B, 1.90%, due 2/20/2028	624,864 (b)
1,483,350	Beacon Container Finance II LLC, Series 2021-1A, Class A, 2.25%, due 10/22/2046	1,267,436 (b)
1,140,000	BMW Vehicle Owner Trust, Series 2023-A, Class A3, 5.47%, due 2/25/2028	1,144,320
2,637,582	BOF VII AL Funding Trust I, Series 2023-CAR3, Class A2, 6.29%, due 7/26/2032	2,629,744 (b)
1,242,000	Carmax Auto Owner Trust, Series 2023-3, Class A3, 5.28%, due 5/15/2028	1,241,794
850,000	CCG Receivables Trust, Series 2023-1, Class A2, 5.82%, due 9/16/2030	850,500 (b)
10,575	Chase Funding Trust, Series 2004-1, Class 2A2, (1 mo. USD Term SOFR + 0.57%), 5.87%, due 12/25/2033	10,003 (e)
2,500,000	Clover CLO LLC, Series 2021-2A, Class A, (3 mo. USD LIBOR + 1.17%), 6.76%, due 7/20/2034	2,491,694 (b)(e)
41,560	Corevest American Finance Trust, Series 2019-1, Class A, 3.32%, due 3/15/2052	41,198 (b)
634,000	Crown Castle Towers LLC, 4.24%, due 7/15/2028	587,289 (b)
1,047,000	DLLAA LLC, Series 2023-1A, Class A3, 5.64%, due 2/22/2028	1,050,049 (b)(h)
See Notes to Schedule of Investments

Schedule of Investments Core Bond Fund^ (Unaudited)  (cont’d)
Principal Amount		Value
Asset-Backed Securities – cont'd
$1,000,000	Eaton Vance CLO Ltd., Series 2013-1A, Class A13R, (3 mo. USD Term SOFR + 1.51%), 6.82%, due 1/15/2034	$988,701 (b)(e)
1,900,000	Elmwood CLO III Ltd., Series 2019-3A, Class AR, (3 mo. USD Term SOFR + 1.42%), 6.75%, due 10/20/2034	1,878,972 (b)(e)
1,406,000	GM Financial Consumer Automobile Receivables Trust, Series 2023-3, Class A3, 5.45%, due 6/16/2028	1,408,919
1,000,000	Halseypoint CLO 5 Ltd., Series 2021-5A, Class A1A, (3 mo. USD Term SOFR + 1.47%), 6.84%, due 1/30/2035	985,710 (b)(e)
950,000	Hyundai Auto Receivables Trust, Series 2023-B, Class A3, 5.48%, due 4/17/2028	951,654
689,841	JPMorgan Chase Bank NA, Series 2021-3, Class B, 0.76%, due 2/26/2029	657,535 (b)
932,000	Kubota Credit Owner Trust, Series 2023-2A, Class A3, 5.28%, due 1/18/2028	927,988 (b)
1,000,000	Magnetite XXIII Ltd., Series 2019-23A, Class AR, (3 mo. USD Term SOFR + 1.39%), 6.74%, due 1/25/2035	991,924 (b)(e)
900,000	Magnetite XXIV Ltd., Series 2019-24A, Class AR, (3 mo. USD Term SOFR + 1.31%), 6.62%, due 4/15/2035	887,264 (b)(e)
1,233,000	MMAF Equipment Finance LLC, Series 2023-A, Class A3, 5.54%, due 12/13/2029	1,235,842 (b)
MVW LLC
916,724	Series 2021-2A, Class A, 1.43%, due 5/20/2039	816,727 (b)
747,113	Series 2021-2A, Class B, 1.83%, due 5/20/2039	659,748 (b)
Navient Private Education Refi Loan Trust
246,362	Series 2021-BA, Class A, 0.94%, due 7/15/2069	212,836 (b)
322,814	Series 2021-CA, Class A, 1.06%, due 10/15/2069	278,750 (b)
2,463,829	Series 2021-EA, Class A, 0.97%, due 12/16/2069	2,085,720 (b)
958,699	Series 2021-GA, Class A, 1.58%, due 4/15/2070	823,985 (b)
1,000,000	Oaktree CLO Ltd., Series 2021-2A, Class A, (3 mo. USD Term SOFR + 1.44%), 6.75%, due 1/15/2035	982,416 (b)(e)
PFS Financing Corp.
1,593,000	Series 2021-B, Class A, 0.77%, due 8/15/2026	1,508,540 (b)
1,808,000	Series 2022-C, Class A, 3.89%, due 5/15/2027	1,748,898 (b)
1,000,000	PPM CLO 3 Ltd., Series 2019-3A, Class AR, (3 mo. USD Term SOFR + 1.35%), 6.66%, due 4/17/2034	986,904 (b)(e)
149,218	Residential Asset Securities Corporation Trust, Series 2005-KS12, Class M2, (1 mo. USD Term SOFR + 0.57%), 6.10%, due 1/25/2036	147,925 (e)
6,789	Saxon Asset Securities Trust, Series 2004-1, Class A, (1 mo. USD Term SOFR + 0.65%), 2.30%, due 3/25/2035	6,154 (e)
SBA Tower Trust
1,406,000	2.59%, due 10/15/2031	1,113,021 (b)
719,000	1.88%, due 7/15/2050	647,470 (b)
201,000	2.33%, due 7/15/2052	172,901 (b)
Sierra Timeshare Receivables Funding LLC
354,750	Series 2019-2A, Class A, 2.59%, due 5/20/2036	342,568 (b)
453,490	Series 2020-2A, Class A, 1.33%, due 7/20/2037	420,776 (b)
411,619	Series 2020-2A, Class C, 3.51%, due 7/20/2037	388,255 (b)
315,400	Series 2021-2A, Class A, 1.35%, due 9/20/2038	294,052 (b)
1,660,579	Series 2022-1A, Class B, 3.55%, due 10/20/2038	1,582,469 (b)
1,496,000	Series 2023-2A, Class A, 5.80%, due 4/20/2040	1,502,873 (b)
456,456	SoFi Consumer Loan Program Trust, Series 2023-1S, Class A, 5.81%, due 5/15/2031	455,607 (b)
SoFi Professional Loan Program LLC
736,500	Series 2018-A, Class A2B, 2.95%, due 2/25/2042	709,634 (b)
1,769,203	Series 2021-A, Class AFX, 1.03%, due 8/17/2043	1,482,566 (b)
152,405	Series 2021-B, Class AFX, 1.14%, due 2/15/2047	126,958 (b)
645,175	Taco Bell Funding LLC, Series 2021-1A, Class A2I, 1.95%, due 8/25/2051	555,132 (b)
See Notes to Schedule of Investments

Schedule of Investments Core Bond Fund^ (Unaudited)  (cont’d)
Principal Amount		Value
Asset-Backed Securities – cont'd
$2,000,000	TCI-Flatiron CLO Ltd., Series 2018-1A, Class ANR, (3 mo. USD LIBOR + 1.06%), 6.69%, due 1/29/2032	$1,985,771 (b)(e)
500,000	Thayer Park CLO Ltd., Series 2017-1A, Class A1R, (3 mo. USD Term SOFR + 1.30%), 6.63%, due 4/20/2034	492,047 (b)(e)
700,000	TRESTLES CLO Ltd., Series 2017-1A, Class A1R, (3 mo. USD Term SOFR + 1.25%), 6.60%, due 4/25/2032	691,445 (b)(e)
1,000,000	TRESTLES CLO V Ltd., Series 2021-5A, Class A1, (3 mo. USD Term SOFR + 1.43%), 6.76%, due 10/20/2034	995,484 (b)(e)
Vantage Data Centers Issuer LLC
1,116,488	Series 2019-1A, Class A2, 3.19%, due 7/15/2044	1,079,196 (b)
1,277,000	Series 2021-1A, Class A2, 2.17%, due 10/15/2046	1,122,587 (b)
3,050,000	Voya CLO Ltd., Series 2019-2A, Class A, (3 mo. USD Term SOFR + 1.53%), 6.86%, due 7/20/2032	3,038,602 (b)(e)
1,000,000	Whitebox CLO III Ltd., Series 2021-3A, Class A1, (3 mo. USD Term SOFR + 1.48%), 6.79%, due 10/15/2034	993,284 (b)(e)
Total Asset-Backed Securities (Cost $61,905,803)		59,466,629

Corporate Bonds 22.5%
Aerospace & Defense 0.5%
Boeing Co.
2,490,000	5.04%, due 5/1/2027	2,469,637 (d)
560,000	5.71%, due 5/1/2040	559,741 (d)
304,000	5.81%, due 5/1/2050	305,759 (d)
3,335,137
Agriculture 0.7%
Philip Morris International, Inc.
2,750,000	5.13%, due 2/15/2030	2,732,507
1,975,000	5.75%, due 11/17/2032	2,018,880
4,751,387
Airlines 0.4%
2,325,048	United Airlines Pass-Through Trust, Series 2020-1, Class A, 5.88%, due 10/15/2027	2,313,478
Auto Manufacturers 0.2%
1,525,000	General Motors Co., 6.13%, due 10/1/2025	1,541,585
Banks 5.3%
Banco Santander SA
2,600,000	1.85%, due 3/25/2026	2,344,172
2,800,000	6.92%, due 8/8/2033	2,817,248 (g)
Bank of America Corp.
4,165,000	1.92%, due 10/24/2031	3,299,573 (j)
1,545,000	2.30%, due 7/21/2032	1,235,867 (j)
1,975,000	Barclays PLC, 7.12%, due 6/27/2034	2,001,551 (j)
Citigroup, Inc.
2,520,000	1.12%, due 1/28/2027	2,250,822 (j)
1,345,000	3.89%, due 1/10/2028	1,274,172 (j)
1,345,000	HSBC Holdings PLC, 6.00%, due 5/22/2027	1,230,082 (j)(k)
2,220,000	Kreditanstalt fuer Wiederaufbau, 4.13%, due 7/15/2033	2,216,387
See Notes to Schedule of Investments

Schedule of Investments Core Bond Fund^ (Unaudited)  (cont’d)
Principal Amount		Value

Banks – cont'd
	Morgan Stanley
$2,245,000	0.79%, due 1/22/2025	$2,188,436 (j)
1,605,000	2.72%, due 7/22/2025	1,554,186 (j)
1,670,000	3.63%, due 1/20/2027	1,584,254
2,355,000	(3 mo. USD LIBOR + 1.34%), 3.59%, due 7/22/2028	2,192,685 (e)
2,530,000	5.25%, due 4/21/2034	2,497,462 (j)
1,890,000	5.42%, due 7/21/2034	1,888,514 (j)
1,530,000	5.95%, due 1/19/2038	1,522,020 (j)
2,810,000	Societe Generale SA, 1.49%, due 12/14/2026	2,510,490 (b)(j)
		34,607,921
Beverages 1.0%
1,545,000	Anheuser-Busch Cos. LLC/Anheuser-Busch InBev Worldwide, Inc., 4.70%, due 2/1/2036	1,497,948
2,225,000	Anheuser-Busch InBev Worldwide, Inc., 5.45%, due 1/23/2039	2,290,823
3,030,000	Constellation Brands, Inc., 4.90%, due 5/1/2033	2,961,083
		6,749,854
Biotechnology 0.7%
4,535,000	Amgen, Inc., 5.75%, due 3/2/2063	4,558,587
Computers 0.1%
378,000	Dell International LLC/EMC Corp., 6.02%, due 6/15/2026	383,216
Diversified Financial Services 0.2%
	Capital One Financial Corp.
840,000	6.31%, due 6/8/2029	843,174 (j)
675,000	6.38%, due 6/8/2034	681,440 (j)
		1,524,614
Electric 2.3%
1,910,000	Duke Energy Corp., 5.00%, due 8/15/2052	1,735,206
	Exelon Corp.
3,065,000	5.30%, due 3/15/2033	3,062,462
995,000	4.70%, due 4/15/2050	877,470
875,000	Interstate Power & Light Co., 2.30%, due 6/1/2030	724,928
	NextEra Energy Capital Holdings, Inc.
1,100,000	4.90%, due 2/28/2028	1,089,955
1,230,000	5.25%, due 2/28/2053	1,176,136
1,485,000	Sempra, 5.50%, due 8/1/2033	1,484,649
4,830,000	Southern Co., 5.20%, due 6/15/2033	4,788,719
		14,939,525
Entertainment 0.2%
1,800,000	Warnermedia Holdings, Inc., 5.14%, due 3/15/2052	1,463,098
Food 0.6%
3,920,000	Mars, Inc., 4.75%, due 4/20/2033	3,871,430 (b)
Gas 0.3%
	Southern Co. Gas Capital Corp.
1,395,000	Series 20-A, 1.75%, due 1/15/2031	1,098,331
1,455,000	Series 21A, 3.15%, due 9/30/2051	974,102
		2,072,433
See Notes to Schedule of Investments

Schedule of Investments Core Bond Fund^ (Unaudited)  (cont’d)
Principal Amount		Value

Healthcare - Services 0.2%
$1,225,000	HCA, Inc., 5.90%, due 6/1/2053	$1,203,905
Insurance 0.1%
680,000	Travelers Cos., Inc., 5.45%, due 5/25/2053	708,746
Internet 0.5%
2,880,000	Meta Platforms, Inc., 4.95%, due 5/15/2033	2,900,153
Media 0.9%
2,505,000	Comcast Corp., 5.35%, due 5/15/2053	2,515,622
1,960,000	Cox Communications, Inc., 5.70%, due 6/15/2033	1,968,804 (b)
1,840,000	Paramount Global, 4.20%, due 5/19/2032	1,530,932
		6,015,358
Multi-National 0.6%
1,195,000	Inter-American Development Bank, 4.50%, due 5/15/2026	1,191,121
1,875,000	International Bank for Reconstruction & Development, 4.00%, due 7/25/2030	1,848,770
960,000	International Finance Corp., 4.50%, due 7/13/2028	967,086
		4,006,977
Office - Business Equipment 0.2%
	CDW LLC/CDW Finance Corp.
588,000	2.67%, due 12/1/2026	531,657
1,130,000	3.57%, due 12/1/2031	956,466
		1,488,123
Oil & Gas 2.6%
	BP Capital Markets America, Inc.
1,295,000	4.81%, due 2/13/2033	1,273,528
1,445,000	4.89%, due 9/11/2033	1,427,786
1,640,000	Diamondback Energy, Inc., 6.25%, due 3/15/2033	1,713,149
1,320,000	Exxon Mobil Corp., 3.10%, due 8/16/2049	959,028
1,705,000	Marathon Petroleum Corp., 4.70%, due 5/1/2025	1,682,667
	Occidental Petroleum Corp.
1,028,000	6.13%, due 1/1/2031	1,050,071
4,255,000	6.45%, due 9/15/2036	4,467,112
470,000	4.30%, due 8/15/2039	364,509
3,265,000	Phillips 66, 1.30%, due 2/15/2026	2,962,343
1,482,000	Pioneer Natural Resources Co., 2.15%, due 1/15/2031	1,213,403
		17,113,596
Pharmaceuticals 1.1%
567,000	AbbVie, Inc., 4.05%, due 11/21/2039	493,675
	CVS Health Corp.
2,265,000	5.30%, due 6/1/2033	2,262,470
1,445,000	4.78%, due 3/25/2038	1,333,299
885,000	Merck & Co., Inc., 3.90%, due 3/7/2039	791,374
890,000	Pfizer Investment Enterprises Pte. Ltd., 5.34%, due 5/19/2063	892,554
1,529,000	Takeda Pharmaceutical Co. Ltd., 3.03%, due 7/9/2040	1,147,794
		6,921,166
Pipelines 0.4%
1,885,000	Kinder Morgan, Inc., 5.55%, due 6/1/2045	1,760,012
See Notes to Schedule of Investments

Schedule of Investments Core Bond Fund^ (Unaudited)  (cont’d)
Principal Amount		Value

Pipelines – cont'd
$835,000	MPLX LP, 5.65%, due 3/1/2053	$782,273
		2,542,285
Real Estate Investment Trusts 0.2%
1,449,000	American Tower Trust 1, 5.49%, due 3/15/2028	1,450,359 (b)
Retail 0.2%
1,430,000	Walmart, Inc., 4.50%, due 4/15/2053	1,378,709
Semiconductors 1.0%
3,080,000	Analog Devices, Inc., 2.10%, due 10/1/2031	2,540,762
2,050,000	NXP BV/NXP Funding LLC/NXP USA, Inc., 5.00%, due 1/15/2033	1,970,738
2,045,000	Texas Instruments, Inc., 5.05%, due 5/18/2063	2,024,694
		6,536,194
Telecommunications 2.0%
3,710,000	Sprint Capital Corp., 8.75%, due 3/15/2032	4,470,108
	T-Mobile USA, Inc.
2,045,000	3.38%, due 4/15/2029	1,840,475
1,825,000	2.55%, due 2/15/2031	1,516,567
1,390,000	4.38%, due 4/15/2040	1,226,494
	Verizon Communications, Inc.
1,595,000	2.36%, due 3/15/2032	1,273,644
1,280,000	5.05%, due 5/9/2033	1,256,731
1,625,000	Vodafone Group PLC, 4.38%, due 2/19/2043	1,355,155
		12,939,174
Total Corporate Bonds (Cost $150,075,690)		147,317,010
Foreign Government Securities 0.9%
1,370,000	Japan Bank for International Cooperation, 4.63%, due 7/19/2028	1,369,519
2,000,000	Mexico Government International Bonds, 2.66%, due 5/24/2031	1,662,678
1,660,000	Province of British Columbia, 4.20%, due 7/6/2033	1,635,463
1,345,000	Province of Manitoba, 4.30%, due 7/27/2033	1,330,194
Total Foreign Government Securities (Cost $6,382,421)		5,997,854
Number of Shares

Short-Term Investments 1.4%
Investment Companies 1.4%
9,209,013	State Street Institutional U.S. Government Money Market Fund Premier Class, 5.19%(l) (Cost $9,209,013)	9,209,013
Total Investments 100.8% (Cost $699,327,532)		659,065,925
Liabilities Less Other Assets (0.8)%		(5,517,734)(m)
Net Assets 100.0%		$653,548,191

See Notes to Schedule of Investments

Schedule of Investments Core Bond Fund^ (Unaudited)  (cont’d)
(a)	Principal only security. This security entitles the holder to receive principal payments from an underlying pool of assets or on the security itself.
(b)
Securities were purchased under Rule 144A of the Securities Act of 1933, as amended, or are otherwise restricted and, unless registered under the Securities Act of 1933 or exempted from registration, may only be sold to qualified institutional investors or may have other restrictions on resale. At July 31, 2023, these securities amounted to $96,444,424, which represents 14.8% of net assets of the Fund.

(c)
Variable or floating rate security where the stated interest rate is not based on a published reference rate and spread. Rather, the interest rate adjusts periodically based on changes in current interest rates and prepayments on the underlying pool of assets. The interest rate shown was the current rate as of July 31,
2023.

(d)
Step Bond. Coupon rate is a fixed rate for an initial period that either resets at a specific date or may reset in the future contingent upon a predetermined trigger. The interest rate shown was the current rate as of
July 31, 2023.

(e)	Variable or floating rate security. The interest rate shown was the current rate as of July 31, 2023 and changes periodically.
(f)
Interest only security. These securities represent the right to receive the monthly interest payments on an underlying pool of mortgages. Payments of principal on the pool reduce the value of the "interest only"
holding.

(g)	All or a portion of this security was purchased on a delayed delivery basis.
(h)	When-issued security. Total value of all such securities at July 31, 2023 amounted to $1,432,260, which represents 0.2% of net assets of the Fund.
(i)
TBA (To Be Announced) Securities are purchased/sold on a forward commitment basis with an approximate principal amount and no defined maturity date. The actual principal amount and maturity date will be determined upon settlement when the specific mortgage pools are assigned. Total value of all such securities
(excluding forward sales contracts, if any) at July 31, 2023 amounted to $4,057,493, which represents 0.6%
of net assets of the Fund.

(j)	Security issued at a fixed coupon rate, which converts to a variable rate at a future date. Rate shown is the rate in effect as of period end.
(k)	Perpetual security. Perpetual securities have no stated maturity date, but they may be called/redeemed by the issuer. The date shown reflects the next call date.
(l)	Represents 7-day effective yield as of July 31, 2023.
(m)	Includes the impact of the Fund’s open positions in derivatives at July 31, 2023.
See Notes to Schedule of Investments

Schedule of Investments Core Bond Fund^ (Unaudited)  (cont’d)
Derivative Instruments
Futures contracts ("futures")
At July 31, 2023, open positions in futures for the Fund were as follows:

Long Futures:

Expiration Date	Number of Contracts	Open Contracts	Notional Amount	Value and Unrealized Appreciation/ (Depreciation)
9/2023	24	U.S. Treasury Long Bond	$2,986,500	$(61,290)
9/2023	831	U.S. Treasury Note, 2 Year	168,718,969	(2,369,455)
9/2023	69	U.S. Treasury Note, 5 Year	7,370,601	10,820
Total Long Positions			$179,076,070	$(2,419,925)

Short Futures:

Expiration Date	Number of Contracts	Open Contracts	Notional Amount	Value and Unrealized Appreciation/ (Depreciation)
9/2023	73	U.S. Treasury Note, 10 Year	$(8,132,656)	$210,581
9/2023	106	U.S. Treasury Note, Ultra 10 Year	(12,400,344)	192,390
9/2023	23	U.S. Treasury Ultra Bond	(3,041,031)	54,368
Total Short Positions			$(23,574,031)	$457,339
Total Futures				$(1,962,586)
The following is a summary, categorized by Level (see the Notes to Schedule of Investments), of inputs used to value the Fund’s investments as of July 31, 2023:
Asset Valuation Inputs	Level 1	Level 2	Level 3	Total
Investments:
U.S. Treasury Obligations	$—	$171,132,445	$—	$171,132,445
U.S. Government Agency Securities	—	4,644,541	—	4,644,541
Mortgage-Backed Securities#	—	261,298,433	—	261,298,433
Asset-Backed Securities	—	59,466,629	—	59,466,629
Corporate Bonds#	—	147,317,010	—	147,317,010
Foreign Government Securities	—	5,997,854	—	5,997,854
Short-Term Investments	—	9,209,013	—	9,209,013
Total Investments	$—	$659,065,925	$—	$659,065,925

#	The Schedule of Investments provides information on the industry or sector categorization.

Other Financial Instruments	Level 1	Level 2	Level 3	Total
Futures@
Assets	$468,159	$—	$—	$468,159
Liabilities	(2,430,745)	—	—	(2,430,745)
Total	$(1,962,586)	$—	$—	$(1,962,586)

@	Futures are reported at the cumulative unrealized appreciation/(depreciation) of the instrument.

^  A balance indicated with a "—", reflects either a zero balance or an amount that rounds to less than 1.
See Notes to Schedule of Investments

Schedule of Investments Emerging Markets Debt Fund^ (Unaudited)
July 31, 2023

Principal Amount(a)		Value
Corporate Bonds 26.9%
Argentina 0.4%
$150,000	Transportadora de Gas del Sur SA, 6.75%, due 5/2/2025	$142,489 (b)
YPF SA
100,000	8.50%, due 7/28/2025	93,890 (b)
150,000	6.95%, due 7/21/2027	127,500 (b)
225,000	7.00%, due 12/15/2047	158,850 (b)
522,729
Azerbaijan 0.3%
Southern Gas Corridor CJSC
300,000	6.88%, due 3/24/2026	304,452 (b)
200,000	6.88%, due 3/24/2026	202,968 (b)
507,420
Bahrain 0.3%
200,000	Gulf International Bank BSC, 2.38%, due 9/23/2025	185,300 (b)
200,000	Oil & Gas Holding Co. BSCC, 8.38%, due 11/7/2028	211,200 (b)
396,500
Brazil 2.2%
272,000	Azul Secured Finance LLP, 11.93%, due 8/28/2028	273,700 (c)
200,000	Banco BTG Pactual SA, 4.50%, due 1/10/2025	194,088 (b)
Banco do Brasil SA
200,000	9.00%, due 6/18/2024	201,820 (b)(d)(e)
200,000	6.25%, due 4/18/2030	199,800 (b)
200,000	Braskem Netherlands Finance BV, 7.25%, due 2/13/2033	197,047 (c)
200,000	BRF SA, 4.88%, due 1/24/2030	166,779 (b)
347,000	CSN Resources SA, 4.63%, due 6/10/2031	274,923 (c)
260,000	FS Luxembourg Sarl, 10.00%, due 12/15/2025	267,918 (c)
176,852	Guara Norte Sarl, 5.20%, due 6/15/2034	157,840 (b)
201,000	Klabin Austria GmbH, 3.20%, due 1/12/2031	162,810 (c)
241,563	MC Brazil Downstream Trading Sarl, 7.25%, due 6/30/2031	156,816 (b)
200,000	Minerva Luxembourg SA, 4.38%, due 3/18/2031	163,195 (b)
263,105	MV24 Capital BV, 6.75%, due 6/1/2034	243,067 (c)
190,000	Petrobras Global Finance BV, 5.50%, due 6/10/2051	150,536
164,000	Rede D'or Finance Sarl, 4.50%, due 1/22/2030	142,440 (b)
165,000	Vale Overseas Ltd., 6.88%, due 11/21/2036	175,782
200,000	XP, Inc., 3.25%, due 7/1/2026	178,911 (b)
3,307,472
Burkina Faso 0.1%
200,000	Endeavour Mining PLC, 5.00%, due 10/14/2026	180,812 (c)
Chile 1.3%
150,000	Agrosuper SA, 4.60%, due 1/20/2032	126,898 (c)
200,000	Antofagasta PLC, 5.63%, due 5/13/2032	199,198 (b)
200,000	Banco de Chile, 2.99%, due 12/9/2031	169,535 (b)
200,000	Banco de Credito e Inversiones SA, 2.88%, due 10/14/2031	166,200 (b)
250,000	Banco Santander Chile, 3.18%, due 10/26/2031	214,780 (b)
200,000	Cencosud SA, 4.38%, due 7/17/2027	190,049 (b)
Corp. Nacional del Cobre de Chile
238,000	3.00%, due 9/30/2029	209,333 (c)
200,000	3.70%, due 1/30/2050	149,393 (c)
See Notes to Schedule of Investments

Schedule of Investments Emerging Markets Debt Fund^ (Unaudited)  (cont’d)
Principal Amount(a)			Value
Chile – cont'd
	$200,000	Empresa Nacional del Petroleo, 3.45%, due 9/16/2031	$168,638 (c)
	200,000	Inversiones CMPC SA, 6.13%, due 6/23/2033	203,012 (c)
	200,000	VTR Finance NV, 6.38%, due 7/15/2028	84,782 (c)
1,881,818
China 1.7%
	200,000	Alibaba Group Holding Ltd., 4.00%, due 12/6/2037	168,008
	200,000	CDBL Funding 2, 2.00%, due 3/4/2026	183,497 (b)
	200,000	China Construction Bank Corp., 2.45%, due 6/24/2030	188,047 (b)(d)
	200,000	China Hongqiao Group Ltd., 6.25%, due 6/8/2024	195,520 (b)
	200,000	China Overseas Finance Cayman VI Ltd., 5.95%, due 5/8/2024	199,488 (b)
	200,000	CIFI Holdings Group Co. Ltd., 5.95%, due 10/20/2025	15,026 (b)(f)
	200,000	Country Garden Holdings Co. Ltd., 4.80%, due 8/6/2030	27,975 (b)
	200,000	ENN Clean Energy International Investment Ltd., 3.38%, due 5/12/2026	184,759 (b)
	200,000	ENN Energy Holdings Ltd., 2.63%, due 9/17/2030	165,992 (b)
	200,000	Franshion Brilliant Ltd., 4.25%, due 7/23/2029	151,007 (b)
	200,000	Huarong Finance II Co. Ltd., 5.50%, due 1/16/2025	192,259 (b)
	200,000	Lenovo Group Ltd., 3.42%, due 11/2/2030	169,201 (b)
	201,000	Powerchina Roadbridge Group British Virgin Islands Ltd., 3.08%, due 4/1/2026	187,232 (b)(d)(e)
	200,000	Prosus NV, 3.83%, due 2/8/2051	122,640 (b)
	232,000	SF Holding Investment 2021 Ltd., 3.13%, due 11/17/2031	196,804 (b)
	200,000	Tencent Holdings Ltd., 3.68%, due 4/22/2041	152,370 (b)
2,499,825
Colombia 1.7%
	200,000	Banco Davivienda SA, 6.65%, due 4/22/2031	157,640 (b)(d)(e)
	200,000	Bancolombia SA, 4.63%, due 12/18/2029	176,574 (d)
	200,000	Canacol Energy Ltd., 5.75%, due 11/24/2028	175,278 (c)
Ecopetrol SA
	250,000	8.88%, due 1/13/2033	256,459
	400,000	5.88%, due 5/28/2045	287,991
Empresas Publicas de Medellin ESP
COP	807,000,000	7.63%, due 9/10/2024	192,602 (c)
COP	1,600,000,000	8.38%, due 11/8/2027	328,161 (c)
COP	437,000,000	Financiera de Desarrollo Territorial SA Findeter, 7.88%, due 8/12/2024	104,820 (c)
	$200,000	Grupo Aval Ltd., 4.38%, due 2/4/2030	163,281 (b)
	200,000	Grupo de Inversiones Suramericana SA, 5.50%, due 4/29/2026	189,739 (b)
	270,000	Millicom International Cellular SA, 6.25%, due 3/25/2029	247,050 (b)
	221,000	SierraCol Energy Andina LLC, 6.00%, due 6/15/2028	174,131 (c)
2,453,726
Ghana 0.2%
	200,000	Kosmos Energy Ltd., 7.13%, due 4/4/2026	187,800 (c)
	189,000	Tullow Oil PLC, 10.25%, due 5/15/2026	153,657 (c)
341,457
Guatemala 0.4%
	200,000	Central American Bottling Corp./CBC Bottling Holdco SL/Beliv Holdco SL, 5.25%, due 4/27/2029	184,501 (c)
	200,000	CT Trust, 5.13%, due 2/3/2032	166,339 (c)
	200,000	Investment Energy Resources Ltd., 6.25%, due 4/26/2029	187,500 (c)
538,340
See Notes to Schedule of Investments

Schedule of Investments Emerging Markets Debt Fund^ (Unaudited)  (cont’d)
Principal Amount(a)			Value
Hong Kong 0.9%
AIA Group Ltd.
	$200,000	3.60%, due 4/9/2029	$185,817 (b)
	200,000	3.20%, due 9/16/2040	148,655 (b)
	200,000	JMH Co. Ltd., 2.50%, due 4/9/2031	166,588 (b)
	400,000	Melco Resorts Finance Ltd., 5.75%, due 7/21/2028	356,047 (b)
	200,000	NWD MTN Ltd., 4.13%, due 7/18/2029	161,688 (b)
	200,000	Prudential Funding Asia PLC, 2.95%, due 11/3/2033	169,004 (b)(d)
	200,000	Sun Hung Kai Properties Capital Market Ltd., 2.88%, due 1/21/2030	176,444 (b)
1,364,243
India 1.6%
	200,000	Adani Electricity Mumbai Ltd., 3.95%, due 2/12/2030	149,770 (c)
	200,000	Adani Green Energy UP Ltd./Prayatna Developers Pvt Ltd./Parampujya Solar Energy, 6.25%, due 12/10/2024	191,017 (b)
	200,000	Axis Bank Ltd., 4.10%, due 9/8/2026	175,113 (b)(d)(e)
	376,000	Greenko Dutch BV, 3.85%, due 3/29/2026	341,220 (c)
	278,000	HDFC Bank Ltd., 3.70%, due 8/25/2026	242,482 (b)(d)(e)
	200,000	JSW Steel Ltd., 5.05%, due 4/5/2032	162,898 (b)
	200,000	Periama Holdings LLC, 5.95%, due 4/19/2026	191,789 (b)
	200,000	Power Finance Corp. Ltd., 3.95%, due 4/23/2030	179,058 (b)
	313,000	Reliance Industries Ltd., 2.88%, due 1/12/2032	259,870 (c)
	200,000	ReNew Wind Energy AP2/ReNew Power Pvt Ltd. other 9 Subsidiaries, 4.50%, due 7/14/2028	171,437 (b)
Vedanta Resources Finance II PLC
	200,000	8.95%, due 3/11/2025	129,879 (b)
	200,000	8.95%, due 3/11/2025	129,879 (b)
2,324,412
Indonesia 1.2%
Bank Negara Indonesia Persero Tbk PT
	200,000	3.75%, due 3/30/2026	184,537 (b)
	200,000	4.30%, due 3/24/2027	166,534 (b)(d)(e)
	400,000	Indofood CBP Sukses Makmur Tbk PT, 3.54%, due 4/27/2032	335,232 (b)
	400,000	Medco Oak Tree Pte. Ltd., 7.38%, due 5/14/2026	393,490 (b)
Perusahaan Perseroan Persero PT Perusahaan Listrik Negara
EUR	100,000	1.88%, due 11/5/2031	84,112 (b)
EUR	200,000	1.88%, due 11/5/2031	168,224 (c)
	$200,000	5.25%, due 5/15/2047	176,244 (b)
	200,000	6.15%, due 5/21/2048	195,500 (c)
1,703,873
Israel 0.8%
	250,000	Bank Leumi Le-Israel BM, 3.28%, due 1/29/2031	223,850 (c)(d)
Energian Israel Finance Ltd.
	225,949	4.88%, due 3/30/2026	210,980 (b)
	78,431	8.50%, due 9/30/2033	78,383 (b)
	200,000	Leviathan Bond Ltd., 6.50%, due 6/30/2027	193,000 (b)
Teva Pharmaceutical Finance Netherlands III BV
	350,000	3.15%, due 10/1/2026	316,633
	200,000	4.10%, due 10/1/2046	131,079
1,153,925
See Notes to Schedule of Investments

Schedule of Investments Emerging Markets Debt Fund^ (Unaudited)  (cont’d)
Principal Amount(a)			Value
Kazakhstan 0.6%
KazMunayGas National Co. JSC
	$200,000	4.75%, due 4/19/2027	$190,892 (b)
	250,000	5.38%, due 4/24/2030	234,956 (b)
	360,000	5.75%, due 4/19/2047	301,979 (b)
	200,000	Tengizchevroil Finance Co. International Ltd., 3.25%, due 8/15/2030	153,356 (c)
881,183
Korea 0.6%
	200,000	Kookmin Bank, 2.50%, due 11/4/2030	162,597 (b)
	200,000	Kyobo Life Insurance Co. Ltd., 5.90%, due 6/15/2052	196,349 (b)(d)
	200,000	Shinhan Bank Co. Ltd., 4.38%, due 4/13/2032	180,329 (c)
SK Hynix, Inc.
	200,000	6.38%, due 1/17/2028	203,168 (c)
	200,000	6.50%, due 1/17/2033	204,291 (c)
946,734
Kuwait 0.4%
	200,000	MEGlobal BV, 2.63%, due 4/28/2028	175,221 (b)
	200,000	MEGlobal Canada ULC, 5.88%, due 5/18/2030	202,606 (b)
	200,000	NBK Tier 1 Financing 2 Ltd., 4.50%, due 8/27/2025	183,756 (c)(d)(e)
561,583
Macau 0.7%
	450,000	Sands China Ltd., 5.90%, due 8/8/2028	438,339
	300,000	Studio City Finance Ltd., 6.50%, due 1/15/2028	259,941 (b)
	400,000	Wynn Macau Ltd., 5.63%, due 8/26/2028	355,178 (b)
1,053,458
Malaysia 0.1%
	200,000	TNB Global Ventures Capital Bhd, 4.85%, due 11/1/2028	197,770 (b)
Mexico 1.9%
	200,000	Alfa SAB de CV, 6.88%, due 3/25/2044	201,366 (b)
Banco Mercantil del Norte SA
	200,000	7.63%, due 1/10/2028	184,053 (b)(d)(e)
	200,000	6.63%, due 1/24/2032	160,200 (c)(d)(e)
	222,000	Cemex SAB de CV, 9.13%, due 3/14/2028	230,890 (c)(d)(e)
	200,000	Cibanco SA Ibm/PLA Administradora Industrial S de Real de CV, 4.96%, due 7/18/2029	188,835 (c)
Comision Federal de Electricidad
MXN	6,480,000	Series 14-2, 7.35%, due 11/25/2025	354,391
	$400,000	4.69%, due 5/15/2029	364,066 (c)
	200,000	3.35%, due 2/9/2031	159,844 (c)
	200,000	Orbia Advance Corp. SAB de CV, 5.88%, due 9/17/2044	177,764 (b)
Petroleos Mexicanos
	904,000	7.69%, due 1/23/2050	629,114
	69,000	6.95%, due 1/28/2060	43,999
	200,000	Total Play Telecomunicaciones SA de CV, 6.38%, due 9/20/2028	114,735 (b)
2,809,257
Mongolia 0.1%
	200,000	Development Bank of Mongolia LLC, 7.25%, due 10/23/2023	199,047 (b)
Nigeria 0.4%
	400,000	IHS Netherlands Holdco BV, 8.00%, due 9/18/2027	364,240 (b)
See Notes to Schedule of Investments

Schedule of Investments Emerging Markets Debt Fund^ (Unaudited)  (cont’d)
Principal Amount(a)			Value
Nigeria – cont'd
	$200,000	SEPLAT Energy PLC, 7.75%, due 4/1/2026	$177,130 (c)
541,370
Oman 0.3%
	200,000	Bank Muscat SAOG, 4.75%, due 3/17/2026	193,443 (b)
	242,000	Oztel Holdings SPC Ltd., 6.63%, due 4/24/2028	250,818 (c)
444,261
Panama 0.1%
	200,000	Empresa de Transmision Electrica SA, 5.13%, due 5/2/2049	165,000 (b)
Paraguay 0.1%
	200,000	Telefonica Celular del Paraguay SA, 5.88%, due 4/15/2027	188,480 (c)
Peru 0.8%
	125,000	Banco de Credito del Peru SA, 3.13%, due 7/1/2030	115,926 (b)(d)
PEN	843,000	Fondo MIVIVIENDA SA, 7.00%, due 2/14/2024	230,422 (c)
	$200,000	Minsur SA, 4.50%, due 10/28/2031	174,000 (b)
Petroleos del Peru SA
	247,000	5.63%, due 6/19/2047	165,490 (c)
	200,000	5.63%, due 6/19/2047	134,000 (b)
	300,000	Southern Copper Corp., 6.75%, due 4/16/2040	334,500
1,154,338
Philippines 0.1%
	240,000	Globe Telecom, Inc., 4.20%, due 8/2/2026	222,600 (b)(d)(e)
Qatar 0.8%
CBQ Finance Ltd.
	200,000	2.00%, due 9/15/2025	184,670 (b)
	200,000	2.00%, due 5/12/2026	180,788 (b)
	200,000	Commercial Bank PSQC, 4.50%, due 3/3/2026	181,209 (b)(d)(e)
	200,000	Ooredoo International Finance Ltd., 2.63%, due 4/8/2031	172,540 (c)
QatarEnergy
	200,000	3.13%, due 7/12/2041	151,633 (c)
	200,000	3.30%, due 7/12/2051	146,000 (c)
	250,000	QNB Finance Ltd., 2.63%, due 5/12/2025	236,562 (b)
1,253,402
Russia 0.0%(g)
	300,000	Vnesheconombank Via VEB Finance PLC, 6.80%, due 11/22/2025	17,631 (b)
Saudi Arabia 0.9%
	200,000	Arabian Centres Sukuk II Ltd., 5.63%, due 10/7/2026	184,307 (b)
	200,000	BSF Finance, 5.50%, due 11/23/2027	202,400 (b)
	200,000	EIG Pearl Holdings Sarl, 4.39%, due 11/30/2046	155,891 (b)
Saudi Arabian Oil Co.
	400,000	4.25%, due 4/16/2039	350,740 (b)
	200,000	4.38%, due 4/16/2049	169,508 (b)
	300,000	SNB Funding Ltd., 2.75%, due 10/2/2024	288,450 (b)
1,351,296
Singapore 0.5%
	400,000	BOC Aviation Ltd., 3.00%, due 9/11/2029	350,903 (b)
	200,000	DBS Group Holdings Ltd., 4.52%, due 12/11/2028	198,764 (c)(d)
See Notes to Schedule of Investments

Schedule of Investments Emerging Markets Debt Fund^ (Unaudited)  (cont’d)
Principal Amount(a)			Value
Singapore – cont'd
	$240,000	United Overseas Bank Ltd., 2.00%, due 10/14/2031	$211,038 (c)(d)
760,705
South Africa 0.7%
	200,000	Anglo American Capital PLC, 3.88%, due 3/16/2029	182,336 (b)
	200,000	AngloGold Ashanti Holdings PLC, 3.38%, due 11/1/2028	177,132
	200,000	Bidvest Group U.K. PLC, 3.63%, due 9/23/2026	179,900 (b)
Sasol Financing USA LLC
	200,000	6.50%, due 9/27/2028	184,979
	260,000	8.75%, due 5/3/2029	259,962 (c)
984,309
Supranational 0.5%
	200,000	Africa Finance Corp., 2.88%, due 4/28/2028	169,700 (b)
	200,000	African Export-Import Bank, 3.99%, due 9/21/2029	171,800 (b)
MXN	4,800,000	Asian Infrastructure Investment Bank, 0.00%, due 2/8/2038	74,842 (b)
Banque Ouest Africaine de Developpement
	$205,000	5.00%, due 7/27/2027	189,379 (c)
	200,000	4.70%, due 10/22/2031	167,260 (c)
772,981
Taiwan 0.1%
	209,000	TSMC Arizona Corp., 4.25%, due 4/22/2032	201,668
Thailand 0.6%
Bangkok Bank PCL
	200,000	5.00%, due 9/23/2025	190,900 (b)(d)(e)
	200,000	4.30%, due 6/15/2027	194,872 (c)
	200,000	3.73%, due 9/25/2034	171,948 (b)(d)
	200,000	GC Treasury Center Co. Ltd., 4.40%, due 3/30/2032	180,771 (c)
	300,000	Thaioil Treasury Center Co. Ltd., 3.75%, due 6/18/2050	199,707 (b)
938,198
Turkey 0.9%
	200,000	Akbank TAS, 5.13%, due 3/31/2025	191,928 (c)
	200,000	KOC Holding AS, 6.50%, due 3/11/2025	198,500 (b)
Turk Telekomunikasyon AS
	200,000	4.88%, due 6/19/2024	193,660 (b)
	200,000	6.88%, due 2/28/2025	193,856 (b)
	200,000	Turkcell Iletisim Hizmetleri AS, 5.80%, due 4/11/2028	181,000 (b)
	200,000	Turkiye Petrol Rafinerileri AS, 4.50%, due 10/18/2024	192,980 (b)
	200,000	Yapi ve Kredi Bankasi AS, 8.25%, due 10/15/2024	201,652 (b)
1,353,576
Ukraine 0.1%
EUR	260,000	NAK Naftogaz Ukraine via Kondor Finance PLC, 7.13%, due 7/19/2026	99,912 (b)
United Arab Emirates 1.4%
	$200,000	Abu Dhabi Commercial Bank PJSC, 4.50%, due 9/14/2027	194,896 (b)
	400,000	Abu Dhabi Crude Oil Pipeline LLC, 4.60%, due 11/2/2047	367,752 (b)
	200,000	Abu Dhabi National Energy Co. PJSC, 2.00%, due 4/29/2028	176,674 (c)
	200,000	DIB Sukuk Ltd., 2.95%, due 1/16/2026	188,942 (b)
	400,000	DP World Ltd., 6.85%, due 7/2/2037	438,500 (b)
	200,000	Emirates NBD Bank PJSC, 6.13%, due 3/20/2025	197,600 (b)(d)(e)
See Notes to Schedule of Investments

Schedule of Investments Emerging Markets Debt Fund^ (Unaudited)  (cont’d)
Principal Amount(a)			Value
United Arab Emirates – cont'd
Galaxy Pipeline Assets Bidco Ltd.
	$200,000	2.63%, due 3/31/2036	$161,736 (c)
	189,970	2.94%, due 9/30/2040	153,219 (c)
	200,000	Shelf Drilling Holdings Ltd., 8.25%, due 2/15/2025	191,000 (b)
2,070,319
United Kingdom 0.4%
CK Hutchison International 23 Ltd.
	200,000	4.75%, due 4/21/2028	197,300 (c)
	200,000	4.88%, due 4/21/2033	196,962 (c)
	200,000	Standard Chartered PLC, 6.30%, due 7/6/2034	203,771 (c)(d)
598,033
United States 0.3%
	200,000	JBS USA LUX SA/JBS USA Food Co./JBS USA Finance, Inc., 5.75%, due 4/1/2033	192,204 (b)
	200,000	Sagicor Financial Co. Ltd., 5.30%, due 5/13/2028	189,800 (b)
382,004
Venezuela 0.1%
Petroleos de Venezuela SA
	1,347,609	6.00%, due 5/16/2024	47,166 (b)(f)
	1,631,452	6.00%, due 11/15/2026	57,101 (b)(f)
	650,000	5.38%, due 4/12/2027	22,750 (b)(f)
	784,800	5.38%, due 4/12/2027	27,468 (b)(f)
154,485
Zambia 0.3%
	400,000	First Quantum Minerals Ltd., 6.88%, due 10/15/2027	393,288 (c)

Total Corporate Bonds (Cost $45,821,997)			39,873,440
Foreign Government Securities 63.9%
Angola 0.7%
Angolan Government International Bonds
	200,000	8.00%, due 11/26/2029	176,750 (b)
	400,000	8.75%, due 4/14/2032	350,484 (b)
	458,000	9.38%, due 5/8/2048	378,625 (b)
	200,000	9.13%, due 11/26/2049	161,500 (b)
1,067,359
Argentina 0.7%
Argentine Republic Government International Bonds
	700,000	0.75%, due 7/9/2030	241,377 (h)
	2,521,000	3.63%, due 7/9/2035	781,772 (h)
EUR	139,590	Provincia de Buenos Aires/Government Bonds, 4.00%, due 9/1/2037	54,320 (c)(h)
1,077,469
Armenia 0.1%
	$200,000	Armenia International Bonds, 3.60%, due 2/2/2031	159,250 (b)
Azerbaijan 0.8%
	400,000	Azerbaijan International Bonds, 5.13%, due 9/1/2029	384,258 (b)
State Oil Co. of the Azerbaijan Republic
	510,000	6.95%, due 3/18/2030	527,948 (b)
See Notes to Schedule of Investments

Schedule of Investments Emerging Markets Debt Fund^ (Unaudited)  (cont’d)
Principal Amount(a)			Value
Azerbaijan – cont'd
	$200,000	6.95%, due 3/18/2030	$207,038 (b)
			1,119,244
Bahamas 0.1%
	200,000	Bahamas Government International Bonds, 6.00%, due 11/21/2028	163,171 (b)
Benin 0.1%
EUR	200,000	Benin Government International Bonds, 4.95%, due 1/22/2035	160,261 (b)
Bermuda 0.3%
		Bermuda Government International Bonds
	$200,000	3.72%, due 1/25/2027	190,026 (b)
	290,000	4.75%, due 2/15/2029	283,356 (b)
			473,382
Brazil 3.0%
		Brazil Government International Bonds
	420,000	6.00%, due 10/20/2033	416,326
	470,000	5.00%, due 1/27/2045	380,758
BRL	2,194,000	Brazil Letras do Tesouro Nacional, 9.59%, due 7/1/2025	384,591 (i)
	$200,000	Brazil Minas SPE via State of Minas Gerais, 5.33%, due 2/15/2028	196,000 (b)
		Brazil Notas do Tesouro Nacional
BRL	6,000,000	Series F, 10.00%, due 1/1/2027	1,259,743
BRL	5,000,000	Series F, 10.00%, due 1/1/2029	1,034,362
BRL	1,000,000	Series F, 10.00%, due 1/1/2031	204,294
BRL	2,824,000	Series F, 10.00%, due 1/1/2033	570,521
			4,446,595
Cameroon, Republic of 0.1%
EUR	181,000	Cameroon International Bonds, 5.95%, due 7/7/2032	146,372 (b)
Chile 1.3%
CLP	342,465,975	Bonos de la Tesoreria de la Republica, 1.90%, due 9/1/2030	399,757 (j)
		Bonos de la Tesoreria de la Republica en pesos
CLP	100,000,000	4.50%, due 3/1/2026	119,376
CLP	145,000,000	4.70%, due 9/1/2030	167,000 (b)
CLP	140,000,000	6.00%, due 4/1/2033	179,373 (b)
CLP	215,000,000	2.80%, due 10/1/2033	209,607 (b)
CLP	155,000,000	7.00%, due 5/1/2034	214,580 (b)
CLP	120,000,000	5.00%, due 3/1/2035	143,752
CLP	30,000,000	5.10%, due 7/15/2050	35,626
		Chile Government International Bonds
EUR	273,841	4.13%, due 7/5/2034	296,572
	$200,000	3.25%, due 9/21/2071	129,418
			1,895,061
China 2.9%
		China Government Bonds
CNY	9,200,000	1.99%, due 4/9/2025	1,284,073
CNY	1,200,000	3.12%, due 12/5/2026	172,745
CNY	1,000,000	2.85%, due 6/4/2027	142,597
CNY	1,000,000	2.64%, due 1/15/2028	141,013
CNY	500,000	3.01%, due 5/13/2028	71,814
CNY	2,300,000	2.80%, due 3/24/2029	326,038
See Notes to Schedule of Investments

Schedule of Investments Emerging Markets Debt Fund^ (Unaudited)  (cont’d)
Principal Amount(a)			Value
China – cont'd
CNY	900,000	2.75%, due 6/15/2029	$127,103
CNY	1,100,000	2.62%, due 9/25/2029	153,982
CNY	1,500,000	3.13%, due 11/21/2029	217,110
CNY	1,700,000	2.79%, due 12/15/2029	240,167
CNY	200,000	2.79%, due 12/15/2029	28,255
CNY	2,150,000	2.80%, due 3/25/2030	303,961
CNY	200,000	3.02%, due 5/27/2031	28,765
CNY	900,000	2.89%, due 11/18/2031	127,868
CNY	400,000	2.75%, due 2/17/2032	56,154
CNY	900,000	2.60%, due 9/1/2032	124,859
CNY	900,000	2.80%, due 11/15/2032	126,854
CNY	250,000	3.39%, due 3/16/2050	37,202
CNY	1,900,000	3.81%, due 9/14/2050	303,621
CNY	1,300,000	3.12%, due 10/25/2052	184,892
CNY	700,000	3.19%, due 4/15/2053	101,355
			4,300,428
Colombia 4.7%
		Colombia Government International Bonds
	$270,000	3.00%, due 1/30/2030	216,349
	650,000	7.50%, due 2/2/2034	656,098
	260,000	6.13%, due 1/18/2041	220,655
	310,000	5.63%, due 2/26/2044	241,552
	470,000	5.20%, due 5/15/2049	341,255
		Colombian TES
COP	1,149,000,000	Series B, 5.75%, due 11/3/2027	252,118
COP	6,777,600,000	Series B, 6.00%, due 4/28/2028	1,479,580
COP	3,204,100,000	Series B, 7.00%, due 3/26/2031	685,467
COP	518,200,000	Series G, 7.00%, due 3/26/2031	110,861
COP	4,580,400,000	Series B, 7.00%, due 6/30/2032	959,627
COP	3,835,100,000	Series B, 13.25%, due 2/9/2033	1,149,820
COP	1,818,400,000	Series B, 7.25%, due 10/18/2034	373,694
COP	1,139,100,000	Series B, 9.25%, due 5/28/2042	261,448
			6,948,524
Costa Rica 0.1%
	$200,000	Costa Rica Government International Bonds, 6.55%, due 4/3/2034	202,600 (b)
Cote D'Ivoire 1.0%
		Ivory Coast Government International Bonds
EUR	730,000	5.25%, due 3/22/2030	704,687 (b)
EUR	260,000	4.88%, due 1/30/2032	231,217 (b)
EUR	407,000	6.88%, due 10/17/2040	358,096 (b)
EUR	140,000	6.63%, due 3/22/2048	115,763 (b)
			1,409,763
Czech Republic 2.4%
		Czech Republic Government Bonds
CZK	6,100,000	6.00%, due 2/26/2026	289,599
CZK	13,950,000	Series 78, 2.50%, due 8/25/2028	588,825 (b)
CZK	14,590,000	2.75%, due 7/23/2029	618,461
CZK	20,940,000	Series 94, 0.95%, due 5/15/2030	783,806 (b)
CZK	14,630,000	1.20%, due 3/13/2031	545,972
See Notes to Schedule of Investments

Schedule of Investments Emerging Markets Debt Fund^ (Unaudited)  (cont’d)
Principal Amount(a)			Value
Czech Republic – cont'd
CZK	5,010,000	1.75%, due 6/23/2032	$191,387
CZK	8,540,000	2.00%, due 10/13/2033	325,347
CZK	4,030,000	Series 49, 4.20%, due 12/4/2036	186,427 (b)
CZK	670,000	1.95%, due 7/30/2037	23,960
CZK	2,200,000	1.50%, due 4/24/2040	68,854
3,622,638
Dominican Republic 1.1%
Dominican Republic International Bonds
DOP	8,000,000	9.75%, due 6/5/2026	144,383 (b)
	$150,000	5.95%, due 1/25/2027	147,912 (b)
	270,000	6.00%, due 7/19/2028	263,995 (b)
	683,000	6.00%, due 2/22/2033	641,338 (b)
	150,000	6.40%, due 6/5/2049	130,892 (b)
	475,000	5.88%, due 1/30/2060	375,249 (b)
1,703,769
Ecuador 0.4%
Ecuador Government International Bonds
	110,985	6.00%, due 7/31/2030	52,617 (c)(h)
	71,437	0.00%, due 7/31/2030	20,365 (c)
	453,326	3.50%, due 7/31/2035	155,832 (c)(h)
	870,000	3.50%, due 7/31/2035	299,065 (b)(h)
527,879
Egypt 0.7%
Egypt Government International Bonds
EUR	391,000	6.38%, due 4/11/2031	257,229 (b)
	$200,000	8.50%, due 1/31/2047	116,272 (b)
	200,000	8.70%, due 3/1/2049	116,406 (b)
	410,000	8.70%, due 3/1/2049	238,632 (b)
	400,000	8.88%, due 5/29/2050	235,152 (b)
963,691
El Salvador 0.5%
El Salvador Government International Bonds
	94,000	7.65%, due 6/15/2035	61,015 (b)
	152,000	7.12%, due 1/20/2050	92,629 (b)
	746,000	9.50%, due 7/15/2052	514,679 (b)
668,323
Ghana 0.6%
Ghana Government Bonds
GHS	670,000	20.75%, due 3/6/2023	59,187
GHS	1,270,000	19.25%, due 12/18/2023	103,803
Ghana Government International Bonds
	$400,000	7.75%, due 4/7/2029	170,702 (b)(f)
	200,000	7.63%, due 5/16/2029	87,323 (b)(f)
	200,000	10.75%, due 10/14/2030	141,704 (b)
	200,000	10.75%, due 10/14/2030	141,704 (b)
	200,000	8.63%, due 4/7/2034	90,500 (b)(f)
	200,000	7.88%, due 2/11/2035	91,000 (b)(f)
885,923
See Notes to Schedule of Investments

Schedule of Investments Emerging Markets Debt Fund^ (Unaudited)  (cont’d)
Principal Amount(a)			Value
Guatemala 0.4%
		Guatemala Government Bonds
	$200,000	3.70%, due 10/7/2033	$163,000 (b)
	440,000	6.60%, due 6/13/2036	450,329 (b)
			613,329
Hungary 1.5%
		Hungary Government Bonds
HUF	100,600,000	5.50%, due 6/24/2025	265,378
HUF	72,230,000	3.00%, due 10/27/2027	170,427
HUF	117,950,000	4.50%, due 3/23/2028	294,739
HUF	54,670,000	6.75%, due 10/22/2028	149,428
HUF	109,090,000	2.00%, due 5/23/2029	236,604
HUF	74,400,000	3.00%, due 8/21/2030	165,926
HUF	56,600,000	3.25%, due 10/22/2031	122,971
HUF	251,830,000	4.75%, due 11/24/2032	592,898
HUF	117,320,000	2.25%, due 4/20/2033	223,160
			2,221,531
Indonesia 5.4%
		Indonesia Government International Bonds
EUR	200,000	3.75%, due 6/14/2028	216,876 (b)
EUR	650,000	1.40%, due 10/30/2031	566,738
EUR	380,000	1.10%, due 3/12/2033	307,091
EUR	150,000	1.30%, due 3/23/2034	121,164
		Indonesia Treasury Bonds
IDR	2,300,000,000	7.00%, due 5/15/2027	157,441
IDR	3,304,000,000	6.13%, due 5/15/2028	219,516
IDR	14,434,000,000	6.38%, due 8/15/2028	974,076
IDR	4,375,000,000	9.00%, due 3/15/2029	329,263
IDR	1,306,000,000	6.50%, due 2/15/2031	87,116
IDR	3,604,000,000	8.75%, due 5/15/2031	274,807
IDR	1,000,000,000	6.38%, due 4/15/2032	66,392
IDR	3,500,000,000	7.50%, due 8/15/2032	249,728
IDR	25,228,000,000	7.00%, due 2/15/2033	1,758,149
IDR	7,977,000,000	6.63%, due 5/15/2033	539,088
IDR	344,000,000	8.38%, due 3/15/2034	26,254
IDR	5,600,000,000	7.50%, due 6/15/2035	403,932
IDR	1,783,000,000	8.25%, due 5/15/2036	136,051
IDR	400,000,000	6.38%, due 7/15/2037	26,538
IDR	1,205,000,000	7.50%, due 5/15/2038	87,057
IDR	8,200,000,000	7.13%, due 6/15/2038	578,366
IDR	3,000,000,000	7.50%, due 4/15/2040	214,510
IDR	4,050,000,000	7.13%, due 6/15/2042	283,144
IDR	5,450,000,000	7.13%, due 6/15/2043	385,811
			8,009,108
Kazakhstan 0.2%
EUR	400,000	Kazakhstan Government International Bonds, 1.50%, due 9/30/2034	321,119 (b)
Kenya 0.1%
	$200,000	Kenya Government International Bonds, 6.30%, due 1/23/2034	151,087 (b)
See Notes to Schedule of Investments

Schedule of Investments Emerging Markets Debt Fund^ (Unaudited)  (cont’d)
Principal Amount(a)			Value
Lebanon 0.2%
		Lebanon Government International Bonds
	$622,000	6.38%, due 3/9/2020	$44,891 (f)
	469,000	6.60%, due 11/27/2026	33,594 (b)(f)
	121,000	6.85%, due 5/25/2029	8,773 (f)
	601,000	6.65%, due 2/26/2030	43,452 (b)(f)
	1,400,000	8.25%, due 5/17/2034	97,720 (f)
			228,430
Malaysia 4.3%
		Malaysia Government Bonds
MYR	700,000	3.91%, due 7/15/2026	157,039
MYR	900,000	3.90%, due 11/30/2026	202,066
MYR	1,350,000	3.50%, due 5/31/2027	298,159
MYR	4,225,000	3.90%, due 11/16/2027	949,318
MYR	1,680,000	3.73%, due 6/15/2028	373,840
MYR	2,400,000	4.50%, due 4/30/2029	553,139
MYR	1,300,000	2.63%, due 4/15/2031	264,940
MYR	135,000	4.23%, due 6/30/2031	30,772
MYR	2,200,000	3.58%, due 7/15/2032	476,782
MYR	300,000	4.64%, due 11/7/2033	70,964
MYR	1,265,000	3.83%, due 7/5/2034	277,176
MYR	300,000	4.25%, due 5/31/2035	68,266
MYR	700,000	4.76%, due 4/7/2037	167,010
MYR	3,550,000	4.89%, due 6/8/2038	863,117
MYR	1,050,000	3.76%, due 5/22/2040	223,368
MYR	3,117,000	4.70%, due 10/15/2042	742,771
MYR	350,000	4.94%, due 9/30/2043	85,141
MYR	1,350,000	4.07%, due 6/15/2050	290,016
		Malaysia Government Investment Issue
MYR	400,000	4.07%, due 9/30/2026	90,238
MYR	500,000	4.37%, due 10/31/2028	114,656
			6,298,778
Mexico 5.6%
		Mexico Bonos
MXN	12,070,000	Series M20, 7.50%, due 6/3/2027	680,108
MXN	36,044,900	Series M20, 8.50%, due 5/31/2029	2,118,114
MXN	3,740,000	Series M20, 8.50%, due 5/31/2029	219,774
MXN	39,246,100	Series M, 7.75%, due 5/29/2031	2,199,399
MXN	24,780,000	Series M, 7.50%, due 5/26/2033	1,351,601
MXN	9,222,900	Series M30, 8.50%, due 11/18/2038	533,733
MXN	4,825,400	Series M, 7.75%, due 11/13/2042	257,163
MXN	3,247,100	Series M, 8.00%, due 11/7/2047	176,563
		Mexico Government International Bonds
EUR	200,000	2.38%, due 2/11/2030	193,609
	$620,000	5.75%, due 10/12/2110	552,965
			8,283,029
Mongolia 0.3%
	600,000	Mongolia Government International Bonds, 3.50%, due 7/7/2027	513,331 (b)
See Notes to Schedule of Investments

Schedule of Investments Emerging Markets Debt Fund^ (Unaudited)  (cont’d)
Principal Amount(a)			Value
Morocco 0.3%
		Morocco Government International Bonds
	$200,000	6.50%, due 9/8/2033	$206,508 (b)
	200,000	5.50%, due 12/11/2042	175,000 (b)
			381,508
Nigeria 0.4%
		Nigeria Government International Bonds
	400,000	8.75%, due 1/21/2031	373,520 (b)
	200,000	7.88%, due 2/16/2032	174,500 (b)
			548,020
Oman 0.4%
		Oman Government International Bonds
	200,000	6.25%, due 1/25/2031	205,311 (b)
	215,000	6.75%, due 1/17/2048	212,468 (b)
	200,000	7.00%, due 1/25/2051	203,516 (b)
			621,295
Panama 0.4%
		Panama Government International Bonds
	200,000	6.40%, due 2/14/2035	208,813
	153,000	6.70%, due 1/26/2036	163,493
	240,000	6.85%, due 3/28/2054	251,103
			623,409
Papua New Guinea 0.1%
	200,000	Papua New Guinea Government International Bonds, 8.38%, due 10/4/2028	185,350 (b)
Paraguay 0.3%
	430,000	Paraguay Government International Bonds, 6.10%, due 8/11/2044	409,616 (b)
Peru 2.0%
		Peru Government Bonds
PEN	911,000	5.94%, due 2/12/2029	249,732
PEN	1,077,000	6.15%, due 8/12/2032	289,002
PEN	1,170,000	7.30%, due 8/12/2033	337,373 (b)
PEN	1,999,000	5.40%, due 8/12/2034	496,666
PEN	207,000	5.35%, due 8/12/2040	48,955
		Peruvian Government International Bonds
PEN	329,000	5.20%, due 9/12/2023	91,072 (b)
EUR	684,000	1.25%, due 3/11/2033	570,963
	$100,000	8.75%, due 11/21/2033	125,444
PEN	427,000	5.40%, due 8/12/2034	106,091 (b)
EUR	274,000	1.95%, due 11/17/2036	219,922
PEN	1,564,000	6.90%, due 8/12/2037	436,274 (b)
			2,971,494
Philippines 0.2%
EUR	326,000	Philippines Government International Bonds, 1.75%, due 4/28/2041	235,533
Poland 3.4%
EUR	276,000	Bank Gospodarstwa Krajowego, 5.13%, due 2/22/2033	315,125 (b)
		Poland Government Bonds
PLN	2,408,000	2.50%, due 7/25/2026	555,660
PLN	345,000	0.25%, due 10/25/2026	73,511
See Notes to Schedule of Investments

Schedule of Investments Emerging Markets Debt Fund^ (Unaudited)  (cont’d)
Principal Amount(a)			Value
Poland – cont'd
PLN	1,963,000	2.50%, due 7/25/2027	$442,084
PLN	2,286,000	7.50%, due 7/25/2028	623,766
PLN	3,092,000	2.75%, due 10/25/2029	671,639
PLN	4,046,000	Series 1030, 1.25%, due 10/25/2030	771,292
PLN	4,574,000	1.75%, due 4/25/2032	856,872
PLN	2,141,000	6.00%, due 10/25/2033	555,875
		Poland Government International Bonds
	$100,000	5.75%, due 11/16/2032	105,530
	127,000	5.50%, due 4/4/2053	128,905
			5,100,259
Qatar 0.2%
	346,000	Qatar Government International Bonds, 4.82%, due 3/14/2049	332,160 (b)
Romania 3.0%
		Romania Government Bonds
RON	1,415,000	3.25%, due 6/24/2026	289,988
RON	4,795,000	2.50%, due 10/25/2027	914,434
RON	1,010,000	8.75%, due 10/30/2028	247,366
RON	35,000	5.00%, due 2/12/2029	7,301
RON	1,865,000	4.85%, due 7/25/2029	384,483
RON	725,000	4.15%, due 10/24/2030	140,210
RON	445,000	7.35%, due 4/28/2031	103,704
RON	515,000	3.65%, due 9/24/2031	94,645
RON	530,000	6.70%, due 2/25/2032	119,227
RON	1,505,000	8.25%, due 9/29/2032	373,258
RON	650,000	4.75%, due 10/11/2034	124,060
RON	385,000	7.90%, due 2/24/2038	95,347
		Romania Government International Bonds
EUR	900,000	2.00%, due 1/28/2032	740,797 (b)
	$50,000	7.13%, due 1/17/2033	53,718 (b)
EUR	104,000	2.00%, due 4/14/2033	82,559 (b)
EUR	176,000	3.75%, due 2/7/2034	159,268 (b)
EUR	314,000	3.88%, due 10/29/2035	280,821 (b)
EUR	62,000	2.88%, due 4/13/2042	43,467 (b)
EUR	342,000	3.38%, due 1/28/2050	246,299 (b)
			4,500,952
Serbia 0.7%
		Serbia International Bonds
EUR	291,000	1.50%, due 6/26/2029	253,506 (b)
EUR	100,000	1.65%, due 3/3/2033	75,330 (b)
	$205,000	6.50%, due 9/26/2033	205,287 (b)
EUR	334,000	2.05%, due 9/23/2036	232,202 (b)
		Serbia Treasury Bonds
RSD	16,660,000	4.50%, due 1/11/2026	153,398
RSD	9,970,000	5.88%, due 2/8/2028	95,659
			1,015,382
South Africa 5.5%
		South Africa Government Bonds
ZAR	13,124,686	10.50%, due 12/21/2026	766,620
ZAR	16,195,809	7.00%, due 2/28/2031	736,537
See Notes to Schedule of Investments

Schedule of Investments Emerging Markets Debt Fund^ (Unaudited)  (cont’d)
Principal Amount(a)			Value
South Africa – cont'd
ZAR	34,879,612	8.88%, due 2/28/2035	$1,622,303
ZAR	41,844,819	8.50%, due 1/31/2037	1,814,299
ZAR	19,366,063	9.00%, due 1/31/2040	844,435
ZAR	17,538,378	8.75%, due 1/31/2044	727,670
ZAR	21,233,912	8.75%, due 2/28/2048	877,140
		South Africa Government International Bonds
	$200,000	5.88%, due 4/20/2032	183,250
	273,000	5.65%, due 9/27/2047	204,093
	200,000	5.75%, due 9/30/2049	149,482
	200,000	7.30%, due 4/20/2052	177,732
			8,103,561
Sri Lanka 0.5%
		Sri Lanka Government International Bonds
	200,000	6.85%, due 11/3/2025	90,906 (b)(f)
	200,000	6.20%, due 5/11/2027	88,729 (b)(f)
	564,000	6.75%, due 4/18/2028	250,074 (b)(f)
	203,000	7.85%, due 3/14/2029	90,038 (b)(f)
	550,000	7.55%, due 3/28/2030	244,228 (b)(f)
			763,975
Thailand 3.9%
		Bank of Thailand Bills
THB	12,000,000	1.72%, due 8/17/2023	350,303 (i)
THB	5,052,000	1.84%, due 5/9/2024	145,310 (i)
		Thailand Government Bonds
THB	8,000,000	0.75%, due 6/17/2024	231,070
THB	13,418,000	1.45%, due 12/17/2024	387,883
THB	10,500,000	2.13%, due 12/17/2026	305,044
THB	8,000,000	1.00%, due 6/17/2027	222,073
THB	34,700,000	2.65%, due 6/17/2028	1,024,522
THB	8,000,000	4.88%, due 6/22/2029	263,805
THB	7,000,000	3.65%, due 6/20/2031	220,638
THB	13,900,000	2.00%, due 12/17/2031	389,925
THB	2,000,000	3.78%, due 6/25/2032	64,069
THB	11,000,000	3.35%, due 6/17/2033	342,174
THB	5,000,000	1.60%, due 6/17/2035	130,366
THB	6,571,000	1.59%, due 12/17/2035	169,603
THB	7,350,000	3.40%, due 6/17/2036	227,488
THB	11,800,000	3.39%, due 6/17/2037	366,031
THB	10,116,000	3.30%, due 6/17/2038	311,803
THB	16,200,000	2.00%, due 6/17/2042	408,259
THB	6,200,000	3.45%, due 6/17/2043	191,513
THB	1,248,000	2.88%, due 6/17/2046	34,450
			5,786,329
Tunisia 0.0%(g)
EUR	104,000	Tunisian Republic, 6.38%, due 7/15/2026	70,061 (b)
Turkey 0.8%
TRY	11,228,799	Turkey Government Bonds, 1.50%, due 6/18/2025	628,065 (j)
		Turkey Government International Bonds
	$300,000	9.13%, due 7/13/2030	311,863
See Notes to Schedule of Investments

Schedule of Investments Emerging Markets Debt Fund^ (Unaudited)  (cont’d)
Principal Amount(a)			Value
Turkey – cont'd
	$200,000	5.88%, due 6/26/2031	$174,032
			1,113,960
Uganda 0.2%
UGX	1,158,500,000	Uganda Government Bonds, 14.25%, due 6/22/2034	313,865
Ukraine 0.4%
		Ukraine Government International Bonds
	$128,000	7.75%, due 9/1/2027	39,840 (b)
	470,000	6.88%, due 5/21/2031	140,026 (b)
	490,000	7.75%, due 8/1/2041	241,080 (b)(k)
	286,000	7.75%, due 8/1/2041	140,712 (c)(k)
			561,658
United Arab Emirates 0.1%
	200,000	UAE International Government Bonds, 4.95%, due 7/7/2052	198,000 (b)
Uruguay 0.6%
		Uruguay Government International Bonds
UYU	16,995,000	8.50%, due 3/15/2028	441,432 (b)
UYU	16,279,773	8.25%, due 5/21/2031	412,744
UYU	2,508,288	9.75%, due 7/20/2033	69,704
			923,880
Uzbekistan 0.1%
	$200,000	Uzbekneftegaz JSC, 4.75%, due 11/16/2028	166,492 (c)
Venezuela 0.1%
	916,200	Venezuela Government International Bonds, 8.25%, due 10/13/2024	77,877 (b)(f)
Zambia 0.7%
ZMW	20,015,000	Zambia Government Bonds, 13.00%, due 1/25/2031	638,308
		Zambia Government International Bonds
	$210,000	5.38%, due 9/20/2022	110,454 (b)(f)
	200,000	8.50%, due 4/14/2024	115,370 (b)
	210,000	8.97%, due 7/30/2027	120,372 (b)
			984,504
Total Foreign Government Securities (Cost $98,198,040)			94,570,584
See Notes to Schedule of Investments

Schedule of Investments Emerging Markets Debt Fund^ (Unaudited)  (cont’d)
Number of Shares		Value

Short-Term Investments 6.0%
Investment Companies 6.0%
8,921,953	State Street Institutional U.S. Government Money Market Fund Premier Class, 5.19%(l) (Cost $8,921,953)	8,921,953
Total Investments 96.8% (Cost $152,941,990)		143,365,977
Other Assets Less Liabilities 3.2%		4,730,142 (m)
Net Assets 100.0%		$148,096,119

(a)	Principal amount is stated in the currency in which the security is denominated.
(b)
Security exempt from registration pursuant to Regulation S under the Securities Act of 1933, as amended.
Regulation S applies to securities offerings that are made outside of the United States and do not involve directed selling efforts in the United States and as such may have restrictions on resale. Total value of all such securities at July 31, 2023 amounted to $45,655,742, which represents 30.8% of net assets of the
Fund.

(c)
Securities were purchased under Rule 144A of the Securities Act of 1933, as amended, or are otherwise restricted and, unless registered under the Securities Act of 1933 or exempted from registration, may only be sold to qualified institutional investors or may have other restrictions on resale. At July 31, 2023, these securities amounted to $12,914,066, which represents 8.7% of net assets of the Fund.

(d)	Security issued at a fixed coupon rate, which converts to a variable rate at a future date. Rate shown is the rate in effect as of period end.
(e)	Perpetual security. Perpetual securities have no stated maturity date, but they may be called/redeemed by the issuer. The date shown reflects the next call date.
(f)	Defaulted security.
(g)	Represents less than 0.05% of net assets of the Fund.
(h)
Step Bond. Coupon rate is a fixed rate for an initial period that either resets at a specific date or may reset in the future contingent upon a predetermined trigger. The interest rate shown was the current rate as of
July 31, 2023.

(i)	Rate shown was the discount rate at the date of purchase.
(j)	Index-linked bond whose principal amount adjusts according to a government retail price index.
(k)	Variable or floating rate security. The interest rate shown was the current rate as of July 31, 2023 and changes periodically.
(l)	Represents 7-day effective yield as of July 31, 2023.
(m)	Includes the impact of the Fund’s open positions in derivatives at July 31, 2023.
See Notes to Schedule of Investments

Schedule of Investments Emerging Markets Debt Fund^ (Unaudited)  (cont’d)

POSITIONS BY INDUSTRY
Industry	Investments at Value	Percentage of Net Assets
Foreign Government*	$92,858,368	62.7%
Banks	8,548,423	5.8%
Oil & Gas	8,026,828	5.4%
Electric	3,071,295	2.1%
Mining	2,455,270	1.7%
Telecommunications	1,931,078	1.3%
Pipelines	1,488,507	1.0%
Lodging	1,409,505	1.0%
Chemicals	1,378,350	0.9%
Diversified Financial Services	1,316,879	0.9%
Food	1,174,357	0.8%
Real Estate	915,935	0.6%
Insurance	889,625	0.6%
Iron - Steel	805,392	0.5%
Energy - Alternate Sources	800,155	0.5%
Multi-National	772,981	0.5%
Commercial Services	618,400	0.4%
Semiconductors	609,127	0.4%
Retail	560,850	0.4%
Engineering & Construction	551,472	0.4%
Pharmaceuticals	447,712	0.3%
Internet	443,018	0.3%
Transportation	439,871	0.3%
Holding Companies - Diversified	399,866	0.3%
Investment Companies	381,998	0.3%
Gas	350,751	0.2%
Airlines	273,700	0.2%
Building Materials	230,890	0.2%
Forest Products & Paper	203,012	0.1%
Real Estate Investment Trusts	188,835	0.1%
Beverages	184,501	0.1%
Computers	169,201	0.1%
Packaging & Containers	162,810	0.1%
Oil & Gas Services	157,840	0.1%
Healthcare - Services	142,440	0.1%
Media	84,782	0.1%
Short-Term Investments and Other Assets—Net	13,652,095	9.2%
	$148,096,119	100.0%

*	Foreign Governments do not constitute an industry.
See Notes to Schedule of Investments

Schedule of Investments Emerging Markets Debt Fund^ (Unaudited)  (cont’d)
Derivative Instruments
Futures contracts ("futures")
At July 31, 2023, open positions in futures for the Fund were as follows:

Long Futures:

Expiration Date	Number of Contracts	Open Contracts	Notional Amount	Value and Unrealized Appreciation/ (Depreciation)
9/2023	26	Euro-Bobl	$3,312,949	$14,882
9/2023	62	Korea Bond, 3 Year	5,041,133	(17,042)
9/2023	7	U.S. Treasury Long Bond	871,063	(20,727)
9/2023	14	U.S. Treasury Note, 10 Year	1,559,687	(37,994)
9/2023	15	U.S. Treasury Note, 2 Year	3,045,469	(38,492)
9/2023	100	U.S. Treasury Note, 5 Year	10,682,031	(159,396)
9/2023	14	U.S. Treasury Ultra Bond	1,851,062	(44,034)
Total Long Positions			$26,363,394	$(302,803)

Short Futures:

Expiration Date	Number of Contracts	Open Contracts	Notional Amount	Value and Unrealized Appreciation/ (Depreciation)
9/2023	11	Euro-Bobl	$(1,401,632)	$12,507
9/2023	33	Euro-Bund	(4,825,707)	86,441
9/2023	5	Euro-Buxl Bond, 30 Year	(739,854)	17,328
9/2023	1	Euro-Schatz	(115,503)	(286)
9/2023	20	U.S. Treasury Note, 10 Year	(2,228,125)	59,659
Total Short Positions			$(9,310,821)	$175,649
Total Futures				$(127,154)
Forward foreign currency contracts ("forward FX contracts")
At July 31, 2023, open forward FX contracts for the Fund were as follows:
Currency Purchased		Currency Sold		Counterparty	Settlement Date	Net Unrealized Appreciation/ (Depreciation)
BRL	2,756,684	USD	565,300	BCB	10/3/2023	$11,704
BRL	225,388	USD	46,202	CITI	10/3/2023	974
BRL	18,716,144	USD	3,761,963	MS	10/3/2023	155,526
USD	222,660	CLP	180,178,302	BCB	9/20/2023	9,007
USD	95,901	CLP	78,015,713	MS	9/20/2023	3,391
CNH	14,007,705	USD	1,968,007	GSI	9/20/2023	445
CNH	1,029,877	USD	144,640	GSI	9/20/2023	85
CNH	2,129,574	USD	295,119	HSBC	9/20/2023	4,142
CNH	623,637	USD	86,811	HSBC	9/20/2023	827
CNH	1,436,249	USD	201,456	SCB	9/20/2023	375
USD	705,784	CNH	5,025,647	MS	8/18/2023	1,613
USD	43,943	CNH	312,682	SCB	9/20/2023	3
See Notes to Schedule of Investments

Schedule of Investments Emerging Markets Debt Fund^ (Unaudited)  (cont’d)
Currency Purchased		Currency Sold		Counterparty	Settlement Date	Net Unrealized Appreciation/ (Depreciation)
COP	1,422,955,534	USD	333,243	GSI	9/20/2023	$24,690
COP	1,430,916,216	USD	338,999	SSB	9/20/2023	20,937
CZK	7,549,216	EUR	313,740	CITI	9/20/2023	986
CZK	13,580,482	EUR	565,259	GSI	9/20/2023	822
EGP	9,278,520	USD	289,592	GSI	8/24/2023	7,665
EUR	645,453	HUF	249,418,959	CITI	8/1/2023	1,147
EUR	57,716	HUF	21,864,067	JPM	8/1/2023	1,349
EUR	236,462	HUF	88,919,713	BCB	8/11/2023	8,049
EUR	328,508	HUF	123,437,804	BNP	8/11/2023	11,452
EUR	65,029	HUF	24,665,031	CITI	8/11/2023	1,615
EUR	234,944	HUF	88,447,939	JPM	8/11/2023	7,717
EUR	1,441,113	USD	1,572,651	CITI	8/3/2023	11,928
EUR	79,348	USD	86,535	GSI	8/3/2023	713
EUR	74,807	USD	81,733	JPM	8/3/2023	521
EUR	266,006	USD	292,138	CITI	9/5/2023	812
USD	285,693	EUR	256,528	SCB	8/2/2023	3,641
USD	540,667	EUR	482,833	CITI	8/3/2023	9,766
USD	354,255	EUR	316,661	CITI	8/3/2023	6,069
USD	142,832	EUR	127,155	CITI	8/3/2023	3,019
USD	265,660	EUR	236,470	JPM	8/3/2023	5,649
USD	216,855	EUR	192,963	JPM	8/3/2023	4,682
USD	260,312	EUR	233,769	JPM	8/3/2023	3,270
USD	295,353	EUR	262,528	MS	8/3/2023	6,690
USD	267,549	EUR	238,073	MS	8/3/2023	5,775
USD	231,665	EUR	206,148	MS	8/3/2023	4,995
USD	109,335	EUR	97,712	MS	8/3/2023	1,896
USD	734,790	EUR	660,581	CITI	8/28/2023	7,577
USD	732,363	EUR	660,581	CITI	8/28/2023	5,150
USD	128,589	EUR	116,362	CITI	9/5/2023	441
USD	308,782	EUR	280,009	CITI	9/5/2023	411
USD	8,207,372	EUR	7,432,291	JPM	9/5/2023	22,261
USD	1,354,172	EUR	1,212,842	JPM	9/5/2023	18,481
USD	101,224	EUR	91,600	JPM	9/5/2023	346
IDR	7,850,110,807	USD	519,496	JPM	9/5/2023	210
IDR	7,827,103,000	USD	515,956	MS	9/20/2023	2,018
IDR	2,695,667,925	USD	178,367	SCB	9/20/2023	24
USD	114,123	IDR	1,701,912,000	MS	9/20/2023	1,495
USD	753,748	IDR	11,240,643,802	SCB	9/20/2023	9,877
ILS	2,617,606	USD	706,430	GSI	9/20/2023	6,828
USD	717,194	ILS	2,586,201	CITI	9/20/2023	12,493
INR	29,213,613	USD	354,659	JPM	8/14/2023	527
KRW	90,707,419	USD	70,416	CITI	9/20/2023	770
USD	169,335	KRW	214,963,693	HSBC	9/20/2023	636
MXN	3,871,735	USD	223,539	GSI	9/20/2023	5,644
MXN	4,083,893	USD	236,370	MS	9/20/2023	5,371
MXN	1,712,306	USD	98,711	MS	9/20/2023	2,647
See Notes to Schedule of Investments

Schedule of Investments Emerging Markets Debt Fund^ (Unaudited)  (cont’d)
Currency Purchased		Currency Sold		Counterparty	Settlement Date	Net Unrealized Appreciation/ (Depreciation)
MXN	1,671,885	USD	96,337	MS	9/20/2023	$2,628
MXN	10,025,518	USD	591,342	MS	9/20/2023	2,106
MXN	1,851,842	USD	108,937	SSB	9/20/2023	681
MYR	660,668	USD	142,088	HSBC	9/20/2023	4,932
MYR	326,859	USD	71,823	HSBC	9/20/2023	914
MYR	2,922,774	USD	636,839	JPM	9/20/2023	13,573
MYR	504,350	USD	108,668	JPM	9/20/2023	3,566
MYR	496,373	USD	107,122	JPM	9/20/2023	3,337
PHP	2,102,924	USD	37,450	HSBC	9/20/2023	948
PLN	570,146	EUR	127,679	CITI	9/20/2023	1,274
PLN	2,306,351	EUR	510,094	GSI	9/20/2023	12,196
PLN	2,719,726	EUR	607,691	MS	9/20/2023	7,580
THB	25,454,269	USD	725,152	JPM	8/4/2023	18,572
THB	25,074,355	USD	713,556	MS	8/4/2023	19,067
THB	25,454,270	USD	728,514	MS	8/4/2023	15,209
THB	13,016,899	USD	372,978	HSBC	8/7/2023	7,459
THB	2,683,424	USD	78,672	CITI	9/20/2023	82
THB	45,391,180	USD	1,322,857	GSI	9/20/2023	9,294
THB	4,342,338	USD	123,762	GSI	9/20/2023	3,678
THB	2,464,560	USD	71,834	GSI	9/20/2023	496
THB	7,314,152	USD	208,248	SCB	9/20/2023	6,409
USD	178,909	THB	6,079,614	HSBC	9/20/2023	483
UYU	5,661,360	USD	141,216	CITI	8/10/2023	9,955
UYU	5,745,629	USD	152,242	CITI	8/10/2023	1,179
UYU	3,323,884	USD	83,704	JPM	8/10/2023	5,051
USD	484,394	ZAR	8,624,987	JPM	9/20/2023	4,250
USD	72,395	ZAR	1,287,396	JPM	9/20/2023	727
ZAR	13,738,735	USD	727,364	CITI	9/20/2023	37,456
ZAR	10,584,476	USD	561,694	CITI	9/20/2023	27,532
ZAR	9,621,464	USD	504,755	MS	9/20/2023	30,862
Total unrealized appreciation						$698,650
CLP	305,516,135	USD	367,574	MS	9/20/2023	(5,297)
CNH	1,521,445	USD	214,101	BCB	9/20/2023	(298)
USD	89,540	CNH	643,154	HSBC	9/20/2023	(840)
USD	1,704,526	COP	7,230,445,012	BCB	9/20/2023	(114,238)
USD	269,507	COP	1,071,928,082	CITI	9/20/2023	(128)
USD	703,832	COP	2,961,723,278	CITI	9/20/2023	(41,167)
USD	76,705	COP	327,608,378	MS	9/20/2023	(5,702)
USD	127,068	COP	542,581,709	MS	9/20/2023	(9,414)
CZK	2,909,855	EUR	121,999	CITI	9/20/2023	(796)
EGP	6,244,876	USD	200,156	CITI	8/24/2023	(89)
EUR	188,887	CZK	4,536,767	CITI	9/20/2023	(216)
EUR	84,317	CZK	2,023,244	JPM	9/20/2023	(8)
EUR	655,074	HUF	254,601,113	GSI	8/11/2023	(1,130)
EUR	492,134	PLN	2,188,217	CITI	8/4/2023	(5,075)
EUR	490,918	PLN	2,188,217	CITI	8/4/2023	(6,413)
See Notes to Schedule of Investments

Schedule of Investments Emerging Markets Debt Fund^ (Unaudited)  (cont’d)
Currency Purchased		Currency Sold		Counterparty	Settlement Date	Net Unrealized Appreciation/ (Depreciation)
EUR	96,043	PLN	429,254	CITI	9/20/2023	$(1,052)
EUR	191,772	PLN	857,487	GSI	9/20/2023	(2,195)
EUR	204,873	PLN	917,371	GSI	9/20/2023	(2,670)
EUR	302,219	RON	1,500,209	JPM	9/20/2023	(824)
EUR	7,432,291	USD	8,193,952	JPM	8/2/2023	(22,145)
EUR	474,317	USD	525,248	CITI	8/3/2023	(3,712)
EUR	190,733	USD	214,218	CITI	8/3/2023	(4,497)
EUR	1,212,842	USD	1,352,021	JPM	8/3/2023	(18,437)
EUR	562,682	USD	621,409	CITI	9/5/2023	(1,733)
EUR	790,613	USD	875,559	CITI	9/5/2023	(4,865)
USD	274,242	EUR	251,000	JPM	8/2/2023	(1,732)
USD	7,555,934	EUR	6,924,763	JPM	8/2/2023	(57,846)
USD	178,606	EUR	163,416	CITI	8/3/2023	(1,079)
USD	143,664	EUR	131,735	CITI	8/3/2023	(1,185)
USD	287,707	EUR	263,583	CITI	8/3/2023	(2,116)
USD	205,652	EUR	187,609	HSBC	8/3/2023	(634)
USD	362,247	EUR	332,505	JPM	8/3/2023	(3,360)
HUF	119,847,633	EUR	316,960	CITI	8/1/2023	(8,045)
HUF	120,247,281	EUR	318,899	HSBC	8/1/2023	(9,041)
HUF	31,188,112	EUR	82,967	MS	8/1/2023	(2,625)
HUF	124,661,643	EUR	331,071	CITI	8/11/2023	(10,802)
HUF	266,201,007	EUR	705,163	CITI	8/11/2023	(21,085)
HUF	41,740,594	EUR	110,761	GSI	8/11/2023	(3,516)
HUF	65,656,425	EUR	173,045	GSI	8/11/2023	(4,234)
HUF	63,233,014	EUR	161,823	CITI	11/14/2023	(2,879)
HUF	62,600,683	EUR	159,741	HSBC	11/14/2023	(2,337)
HUF	250,372,079	EUR	640,285	HSBC	11/14/2023	(10,896)
HUF	21,864,067	EUR	56,225	JPM	11/14/2023	(1,295)
HUF	63,549,179	EUR	162,209	SSB	11/14/2023	(2,425)
HUF	63,549,178	EUR	162,479	SSB	11/14/2023	(2,723)
IDR	7,850,110,807	USD	522,992	JPM	8/7/2023	(2,668)
IDR	5,329,306,086	USD	353,131	HSBC	8/14/2023	(23)
IDR	1,848,125,556	USD	122,999	CITI	9/20/2023	(696)
IDR	1,383,325,350	USD	92,129	MS	9/20/2023	(585)
USD	519,978	IDR	7,850,110,807	JPM	8/7/2023	(346)
ILS	216,147	USD	60,440	JPM	9/20/2023	(1,543)
INR	28,737,327	USD	349,432	MS	8/14/2023	(38)
KRW	895,801,245	USD	709,602	JPM	8/18/2023	(7,954)
USD	171,769	MXN	2,999,275	CITI	9/20/2023	(5,769)
USD	176,499	MXN	3,084,541	GSI	9/20/2023	(6,087)
USD	259,315	MXN	4,500,115	JPM	9/20/2023	(7,063)
USD	371,164	MXN	6,493,621	JPM	9/20/2023	(13,218)
USD	110,594	MYR	505,193	JPM	9/20/2023	(1,828)
USD	72,217	MYR	333,389	JPM	9/20/2023	(1,973)
USD	73,746	PEN	269,564	CITI	8/18/2023	(966)
USD	354,980	PEN	1,299,440	CITI	8/18/2023	(5,172)
See Notes to Schedule of Investments

Schedule of Investments Emerging Markets Debt Fund^ (Unaudited)  (cont’d)
Currency Purchased		Currency Sold		Counterparty	Settlement Date	Net Unrealized Appreciation/ (Depreciation)
USD	136,442	PEN	496,784	JPM	8/18/2023	$(1,247)
THB	2,432,646	USD	71,484	SCB	9/20/2023	(90)
USD	57,540	THB	1,972,752	CITI	8/4/2023	(100)
USD	223,944	THB	7,806,186	MS	9/20/2023	(5,154)
USD	718,375	TRY	19,791,223	JPM	8/21/2023	(8,016)
USD	66,950	UYU	2,530,040	GSI	8/10/2023	(608)
USD	78,490	UYU	2,962,993	GSI	8/10/2023	(629)
USD	73,177	UYU	2,773,034	GSI	8/10/2023	(869)
USD	78,195	UYU	2,958,289	HSBC	8/10/2023	(798)
USD	92,687	UYU	3,506,517	HSBC	8/10/2023	(945)
USD	169,268	UYU	6,427,104	CITI	11/10/2023	(402)
USD	162,416	UYU	6,175,061	CITI	11/10/2023	(600)
USD	150,409	UYU	5,745,629	CITI	11/10/2023	(1,271)
USD	1,083,772	ZAR	20,374,752	CITI	8/4/2023	(55,316)
USD	2,710,705	ZAR	51,215,614	CITI	9/20/2023	(140,413)
USD	717,707	ZAR	12,899,345	GSI	9/20/2023	(386)
USD	624,156	ZAR	11,465,591	MS	9/20/2023	(14,121)
ZAR	1,278,578	USD	72,213	JPM	8/4/2023	(732)
ZAR	4,957,733	USD	279,412	CITI	9/20/2023	(3,420)
ZAR	2,967,266	USD	166,923	SSB	9/20/2023	(1,738)
Total unrealized depreciation						$(695,580)
Total net unrealized appreciation						$3,070
Credit default swap contracts ("credit default swaps")
At July 31, 2023, the Fund had outstanding credit default swaps as follows:
Centrally Cleared Credit Default Swaps — Buy Protection

Clearinghouse	Reference Entity	Notional Amount		Financing Rate Paid by the Fund	Payment Frequency	Maturity Date	Upfront Payments/ (Receipts)	Unrealized Appreciation/ (Depreciation)	Accrued Net Interest Receivable/ (Payable)	Value
ICE CC	CDX Emerging Markets Index, Ser. 39 V.1	USD	6,938,788	1.00%	3M	6/20/2028	$440,007	$(704,167)	$(7,902)	$(272,062)

See Notes to Schedule of Investments

Schedule of Investments Emerging Markets Debt Fund^ (Unaudited)  (cont’d)
Interest rate swap contracts ("interest rate swaps")
At July 31, 2023, the Fund had outstanding interest rate swaps as follows:
Centrally cleared interest rate swaps
Clearinghouse	Notional Amount		Fund Receives/ Pays Floating Rate	Floating Rate Index	Annual Fixed- Rate	Effective Date(a)	Frequency of Fund Receipt/ Payment	Maturity Date	Unrealized Appreciation/ (Depreciation)	Accrued Net Interest Receivable/ (Payable)	Value
CME	BRL	6,050,785	Pay	1D CETIP	4.84%	—	T/T	1/2/2024	$(43,495)	$(159,158)	$(202,653)
CME	BRL	3,300,564	Pay	1D CETIP	5.76%	—	T/T	1/2/2024	(21,740)	(57,305)	(79,045)
CME	BRL	20,460	Pay	1D CETIP	11.66%	—	T/T	1/2/2024	(18)	(94)	(112)
CME	BRL	1,325,330	Pay	1D CETIP	6.46%	—	T/T	1/2/2025	(18,590)	(15,798)	(34,388)
CME	BRL	1,240,652	Pay	1D CETIP	6.82%	—	T/T	1/2/2025	(16,032)	(11,165)	(27,197)
CME	BRL	947,033	Pay	1D CETIP	6.23%	—	T/T	1/4/2027	(28,733)	(14,463)	(43,196)
CME	BRL	738,928	Pay	1D CETIP	11.33%	—	T/T	1/4/2027	6,933	(3,219)	3,714
CME	BRL	3,740,600	Receive	1D CETIP	12.23%	—	T/T	1/4/2027	(65,504)	11,965	(53,539)
CME	BRL	5,316,025	Pay	1D CETIP	12.67%	—	T/T	1/4/2027	101,893	(4,961)	96,932
CME	BRL	4,805,980	Pay	1D CETIP	12.76%	—	T/T	1/4/2027	95,132	(3,905)	91,227
LCH	BRL	7,686,882	Pay	1D CETIP	10.00%	—	T/T	1/2/2026	(1,418)	(845)	(2,263)
LCH	BRL	1,730,190	Receive	1D CETIP	10.30%	—	T/T	1/2/2029	1,095	174	1,269
LCH	BRL	2,047,654	Pay	1D CETIP	10.43%	—	T/T	1/2/2031	(5,353)	(1,048)	(6,401)
CME	CLP	306,168,876	Receive	1D CLICP	6.32%	—	6M/6M	3/24/2026	(7,517)	14,654	7,137
CME	CLP	179,373,543	Receive	1D CLICP	2.33%	—	6M/6M	6/5/2030	33,579	2,876	36,455
CME	CLP	163,946,219	Pay	1D CLICP	2.15%	—	6M/6M	8/24/2030	(33,692)	(7,613)	(41,305)
CME	COP	3,549,606,043	Receive	1D IBRCOL	8.37%	—	3M/3M	4/13/2024	17,884	1,890	19,774
CME	COP	7,191,767,302	Receive	1D IBRCOL	10.28%	—	3M/3M	6/2/2025	(33,264)	6,410	(26,854)
CME	COP	5,876,601,591	Receive	1D IBRCOL	10.27%	—	3M/3M	6/5/2025	(27,180)	4,978	(22,202)
CME	COP	547,071,621	Receive	1D IBRCOL	6.40%	—	3M/3M	1/6/2027	7,268	599	7,867
CME	COP	82,908,573	Receive	1D IBRCOL	6.45%	—	3M/3M	1/7/2027	1,068	86	1,154
CME	COP	2,364,126,444	Receive	1D IBRCOL	7.14%	—	3M/3M	1/31/2027	18,399	86	18,485
CME	COP	911,746,001	Receive	1D IBRCOL	9.02%	—	3M/3M	8/11/2032	(18,287)	1,802	(16,485)
LCH	CZK	26,805,664	Pay	6M PRIBOR	5.47%	—	1Y/6M	7/14/2025	1,209	(1,024)	185
LCH	CZK	30,372,692	Pay	6M PRIBOR	5.33%	—	1Y/6M	7/31/2025	(1,273)	(69)	(1,342)
LCH	CZK	16,850,476	Pay	6M PRIBOR	4.35%	—	1Y/6M	1/23/2028	710	16,504	17,214
LCH	CZK	9,261,252	Pay	6M PRIBOR	4.70%	—	1Y/6M	4/11/2028	7,416	(3,257)	4,159
LCH	CZK	8,851,470	Pay	6M PRIBOR	5.05%	—	1Y/6M	4/17/2028	13,298	(2,554)	10,744
LCH	CZK	13,349,611	Pay	6M PRIBOR	4.19%	—	1Y/6M	7/25/2028	(1,412)	(347)	(1,759)
LCH	HUF	339,478,478	Receive	6M BUBOR	10.29%	—	6M/1Y	7/3/2025	(1,041)	3,324	2,283
LCH	HUF	494,804,593	Receive	6M BUBOR	10.43%	—	6M/1Y	7/3/2025	(4,831)	4,693	(138)
LCH	HUF	545,282,088	Receive	6M BUBOR	10.76%	—	6M/1Y	7/11/2025	(14,950)	3,727	(11,223)
LCH	HUF	436,703,387	Receive	6M BUBOR	10.09%	—	6M/1Y	7/20/2025	1,206	2,044	3,250
LCH	HUF	35,764,486	Pay	6M BUBOR	8.72%	—	1Y/6M	2/10/2028	3,613	(3,383)	230
LCH	ILS	1,921,133	Pay	3M TELBOR	3.50%	—	1Y/3M	1/6/2028	(4,941)	8,522	3,581
LCH	ILS	1,830,560	Pay	3M TELBOR	3.47%	—	1Y/3M	1/9/2028	(5,422)	8,073	2,651
LCH	ILS	2,095,546	Pay	3M TELBOR	3.10%	—	1Y/3M	1/16/2028	(6,282)	3,590	(2,692)
LCH	ILS	534,821	Pay	3M TELBOR	3.14%	—	1Y/3M	1/27/2028	(3,487)	2,238	(1,249)
LCH	ILS	715,498	Pay	3M TELBOR	3.13%	—	1Y/3M	2/7/2028	(4,763)	790	(3,973)
LCH	ILS	1,451,833	Pay	3M TELBOR	4.30%	—	1Y/3M	3/9/2028	9,286	3,968	13,254
LCH	ILS	1,478,462	Pay	3M TELBOR	3.56%	—	1Y/3M	7/18/2028	(2,620)	(194)	(2,814)
See Notes to Schedule of Investments

Schedule of Investments Emerging Markets Debt Fund^ (Unaudited)  (cont’d)
Clearinghouse	Notional Amount		Fund Receives/ Pays Floating Rate	Floating Rate Index	Annual Fixed- Rate	Effective Date(a)	Frequency of Fund Receipt/ Payment	Maturity Date	Unrealized Appreciation/ (Depreciation)	Accrued Net Interest Receivable/ (Payable)	Value
LCH	ILS	1,632,174	Pay	3M TELBOR	3.57%	—	1Y/3M	7/19/2028	$(2,660)	$(193)	$(2,853)
CME	MXN	6,237,085	Pay	28D TIIE	8.04%	—	28D/28D	1/7/2028	(6,831)	(144)	(6,975)
CME	MXN	7,682,860	Pay	28D TIIE	8.14%	—	28D/28D	1/7/2028	(6,664)	(172)	(6,836)
CME	MXN	15,558,987	Pay	28D TIIE	8.58%	—	28D/28D	2/3/2028	3,595	(378)	3,217
CME	MXN	7,282,589	Receive	28D TIIE	7.35%	—	28D/28D	11/10/2031	24,184	50	24,234
CME	MXN	9,063,869	Receive	28D TIIE	7.38%	—	28D/28D	11/10/2031	29,138	62	29,200
LCH	MXN	7,141,278	Receive	28D TIIE	9.33%	—	28D/28D	3/25/2026	(913)	333	(580)
LCH	MXN	15,775,642	Receive	28D TIIE	8.35%	—	28D/28D	6/2/2033	(3,949)	1,563	(2,386)
LCH	PLN	1,862,838	Receive	6M WIBOR	4.97%	—	6M/1Y	6/29/2028	(6,585)	809	(5,776)
LCH	PLN	1,129,578	Receive	6M WIBOR	5.14%	—	6M/1Y	5/15/2033	(10,094)	1,077	(9,017)
LCH	PLN	564,789	Receive	6M WIBOR	5.20%	—	6M/1Y	5/15/2033	(5,655)	521	(5,134)
LCH	PLN	910,140	Receive	6M WIBOR	4.57%	—	6M/1Y	7/21/2033	1,551	146	1,697
LCH	THB	21,000,000	Receive	1D THOR	1.89%	—	3M/3M	1/12/2025	3,817	35	3,852
LCH	THB	9,000,000	Receive	1D THOR	2.18%	—	3M/3M	1/12/2028	2,930	(26)	2,904
LCH	ZAR	46,555,603	Pay	3M JIBAR	8.16%	—	3M/3M	4/5/2028	(21,473)	(653)	(22,126)
LCH	ZAR	8,066,932	Pay	3M JIBAR	10.14%	1/12/2028	3M/3M	1/12/2033	(4,902)	—	(4,902)
LCH	ZAR	10,512,315	Pay	3M JIBAR	10.21%	1/12/2028	3M/3M	1/12/2033	(5,281)	—	(5,281)
Total									$(61,648)	$(184,379)	$(246,027)

(a)	Forward swap. Effective date, if any, reflects the date interest accruals will commence.
Over-the-counter interest rate swaps
Counterparty	Notional Amount		Fund Receives/ Pays Floating Rate	Floating Rate Index	Annual Fixed- Rate	Frequency of Fund Receipt/ Payment	Maturity Date	Unrealized Appreciation/ (Depreciation)	Accrued Net Interest Receivable/ (Payable)	Value
GSI	MXN	9,462,643	Pay	28D TIIE	6.17%	28D/28D	3/5/2026	$(40,207)	$(419)	$(40,626)
JPM	MXN	7,500,000	Pay	28D TIIE	6.13%	28D/28D	6/18/2026	(33,543)	(802)	(34,345)
Total								$(73,750)	$(1,221)	$(74,971)
The following is a summary, categorized by Level (see the Notes to Schedule of Investments), of inputs used to value the Fund’s investments as of July 31, 2023:
Asset Valuation Inputs	Level 1	Level 2	Level 3	Total
Investments:
Corporate Bonds#	$—	$39,873,440	$—	$39,873,440
Foreign Government Securities#	—	94,570,584	—	94,570,584
Short-Term Investments	—	8,921,953	—	8,921,953
Total Investments	$—	$143,365,977	$—	$143,365,977

#	The Schedule of Investments provides a geographic categorization as well as a Positions by Industry summary.
See Notes to Schedule of Investments

Schedule of Investments Emerging Markets Debt Fund^ (Unaudited)  (cont’d)
The following is a summary, categorized by Level (see the Notes to Schedule of Investments), of inputs used to value the Fund’s derivatives as of July 31, 2023:
Other Financial Instruments	Level 1	Level 2	Level 3	Total
Futures@
Assets	$190,817	$—	$—	$190,817
Liabilities	(317,971)	—	—	(317,971)
Forward FX Contracts@
Assets	—	698,650	—	698,650
Liabilities	—	(695,580)	—	(695,580)
Swaps
Assets	—	406,669	—	406,669
Liabilities	—	(999,729)	—	(999,729)
Total	$(127,154)	$(589,990)	$—	$(717,144)

@	Futures and forward FX contracts are reported at the cumulative unrealized appreciation/(depreciation) of the instrument.

^  A balance indicated with a "—", reflects either a zero balance or an amount that rounds to less than 1.
See Notes to Schedule of Investments

Schedule of Investments Floating Rate Income Fund^ (Unaudited)
July 31, 2023

Principal Amount		Value
Asset-Backed Securities 3.0%
$1,000,000	37 Capital CLO 1 Ltd., Series 2021-1A, Class E, (3 mo. USD LIBOR + 7.20%), 12.77%, due 10/15/2034	$939,208 (a)(b)
1,000,000	37 Capital CLO III, Series 2023-1A, Class E, (3 mo. USD Term SOFR + 9.03%), 14.10%, due 4/15/2036	1,001,997 (a)(b)
AGL Static CLO Ltd.
1,000,000	Series 2022-18A, Class F, (3 mo. USD Term SOFR + 8.25%), 13.58%, due 4/21/2031	921,843 (a)(b)
500,000	Series 2022-18A, Class E, (3 mo. USD Term SOFR + 6.85%), 12.18%, due 4/21/2031	471,477 (a)(b)
1,000,000	Barings CLO Ltd., Series 2018-3A, Class E, (3 mo. USD Term SOFR + 6.01%), 11.34%, due 7/20/2029	923,511 (a)(b)
1,000,000	Benefit Street Partners CLO XII Ltd., Series 2017-12A, Class D, (3 mo. USD Term SOFR + 6.67%), 11.98%, due 10/15/2030	879,075 (a)(b)
500,000	Flatiron CLO Ltd., Series 2017-1A, Class ER, (3 mo. USD LIBOR + 5.90%), 11.22%, due 5/15/2030	474,015 (a)(b)
500,000	Galaxy XV CLO Ltd., Series 2013-15A, Class ER, (3 mo. USD Term SOFR + 6.91%), 12.21%, due 10/15/2030	447,185 (a)(b)
1,000,000	GoldenTree Loan Opportunities XII Ltd., Series 2016-12A, Class DR, (3 mo. USD Term SOFR + 3.16%), 8.50%, due 7/21/2030	966,302 (a)(b)
Magnetite XV Ltd.
385,000	Series 2015-15A, Class ER, (3 mo. USD Term SOFR + 5.46%), 10.81%, due 7/25/2031	346,929 (a)(b)
1,000,000	Series 2015-15A, Class DR, (3 mo. USD Term SOFR + 3.01%), 8.36%, due 7/25/2031	983,245 (a)(b)
Palmer Square Loan Funding Ltd.
1,400,000	Series 2022-1A, Class D, (3 mo. USD Term SOFR + 5.00%), 10.31%, due 4/15/2030	1,263,270 (a)(b)
500,000	Series 2022-5A, Class D, (3 mo. USD Term SOFR + 5.38%), 10.69%, due 1/15/2031	461,530 (a)(b)
Stratus CLO Ltd.
800,000	Series 2021-3A, Class F, (3 mo. USD Term SOFR + 7.96%), 13.29%, due 12/29/2029	692,628 (a)(b)
1,000,000	Series 2021-1A, Class D, (3 mo. USD Term SOFR + 2.76%), 8.09%, due 12/29/2029	947,586 (a)(b)
1,000,000	Series 2022-1A, Class E, (3 mo. USD Term SOFR + 7.50%), 12.83%, due 7/20/2030	983,058 (a)(b)
Total Asset-Backed Securities (Cost $13,185,130)		12,702,859

Corporate Bonds 6.0%
Airlines 0.3%
670,000	American Airlines, Inc., 11.75%, due 7/15/2025	738,437 (a)
440,000	American Airlines, Inc./AAdvantage Loyalty IP Ltd., 5.50%, due 4/20/2026	433,405 (c)
1,171,842
Chemicals 0.5%
400,000	SCIH Salt Holdings, Inc., 4.88%, due 5/1/2028	357,889 (a)
1,305,000	SCIL IV LLC/SCIL USA Holdings LLC, 5.38%, due 11/1/2026	1,199,501 (a)
690,000	WR Grace Holdings LLC, 4.88%, due 6/15/2027	650,412 (a)
2,207,802
Commercial Services 0.7%
240,000	APX Group, Inc., 6.75%, due 2/15/2027	234,000 (a)
700,000	Garda World Security Corp., 4.63%, due 2/15/2027	646,569 (a)
800,000	Legends Hospitality Holding Co. LLC/Legends Hospitality Co.-Issuer, Inc., 5.00%, due 2/1/2026	750,440 (a)
Prime Security Services Borrower LLC/Prime Finance, Inc.
1,170,000	3.38%, due 8/31/2027	1,032,814 (a)
510,000	3.38%, due 8/31/2027	450,201 (c)
3,114,024
Distribution - Wholesale 0.0%(d)
121,000	OPENLANE, Inc., 5.13%, due 6/1/2025	117,939 (a)
See Notes to Schedule of Investments

Schedule of Investments Floating Rate Income Fund^ (Unaudited)  (cont’d)
Principal Amount		Value

Engineering & Construction 0.1%
$635,000	Artera Services LLC, 9.03%, due 12/4/2025	$597,018 (a)
Entertainment 0.9%
1,735,000	Banijay Entertainment SASU, 5.38%, due 3/1/2025	1,695,910 (a)
915,000	Caesars Resort Collection LLC/CRC Finco, Inc., 5.75%, due 7/1/2025	924,239 (a)
855,000	Cedar Fair LP/Canada's Wonderland Co./Magnum Management Corp./Millennium Op, 5.50%, due 5/1/2025	846,265 (a)
490,000	Raptor Acquisition Corp./Raptor Co.-Issuer LLC, 4.88%, due 11/1/2026	459,393 (a)
3,925,807
Food Service 0.2%
845,000	Aramark Services, Inc., 6.38%, due 5/1/2025	845,013 (a)
Forest Products & Paper 0.1%
545,000	Ahlstrom Holding 3 Oy, 4.88%, due 2/4/2028	451,862 (a)
Leisure Time 0.2%
700,000	NCL Corp. Ltd., 5.88%, due 2/15/2027	681,679 (a)
Machinery - Diversified 0.2%
870,000	TK Elevator U.S. Newco, Inc., 5.25%, due 7/15/2027	813,583 (a)
Media 0.2%
325,000	Altice Financing SA, 5.00%, due 1/15/2028	252,187 (a)
289,000	Cumulus Media New Holdings, Inc., 6.75%, due 7/1/2026	216,822 (a)
515,000	DISH DBS Corp., 5.25%, due 12/1/2026	421,788 (a)
890,797
Packaging & Containers 0.5%
985,000	Ardagh Packaging Finance PLC/Ardagh Holdings USA, Inc., 4.13%, due 8/15/2026	922,712 (a)
450,000	Mauser Packaging Solutions Holding Co., 9.25%, due 4/15/2027	418,072 (a)
780,000	Trivium Packaging Finance BV, 5.50%, due 8/15/2026	741,070 (a)
2,081,854
Pipelines 0.5%
650,000	Cheniere Energy, Inc., 4.63%, due 10/15/2028	609,997
1,650,000	Summit Midstream Holdings LLC/Summit Midstream Finance Corp., 9.00%, due 10/15/2026	1,621,105 (a)
2,231,102
Real Estate Investment Trusts 0.2%
770,000	XHR LP, 6.38%, due 8/15/2025	757,034 (a)
Retail 0.3%
eG Global Finance PLC
1,118,000	6.75%, due 2/7/2025	1,101,672 (a)
383,000	8.50%, due 10/30/2025	379,250 (a)
1,480,922
Software 0.1%
605,000	Rackspace Technology Global, Inc., 3.50%, due 2/15/2028	270,611 (a)
Telecommunications 1.0%
830,000	Altice France SA, 5.50%, due 1/15/2028	609,039 (a)
680,000	Connect Finco Sarl/Connect U.S. Finco LLC, 6.75%, due 10/1/2026	651,929 (a)
580,000	Consolidated Communications, Inc., 5.00%, due 10/1/2028	429,130 (a)
See Notes to Schedule of Investments

Schedule of Investments Floating Rate Income Fund^ (Unaudited)  (cont’d)
Principal Amount		Value

Telecommunications – cont'd
	Iliad Holding SASU
$1,640,000	6.50%, due 10/15/2026	$1,571,713 (a)
230,000	7.00%, due 10/15/2028	215,933 (a)
900,000	Level 3 Financing, Inc., 3.40%, due 3/1/2027	793,796 (c)
		4,271,540
Total Corporate Bonds (Cost $27,540,868)		25,910,429

Loan Assignments(b) 86.1%
Aerospace & Defense 2.6%
2,767,050	Amentum Government Services Holdings LLC, Term Loan, (1 mo. USD Term SOFR + 4.00%), 9.22%, due 2/15/2029	2,670,203
1,735,304	Brown Group Holding LLC, Term Loan B2, (1 mo. USD Term SOFR + 3.75%, 3 mo. USD Term SOFR + 3.75%), 9.01% – 9.12%, due 7/2/2029	1,732,771 (e)
1,260,499	Cobham Ultra SeniorCo Sarl, Term Loan B, (6 mo. USD LIBOR + 3.50%), 8.56%, due 8/3/2029	1,248,940
	Peraton Corp.
2,126,020	Term Loan B, (1 mo. USD Term SOFR + 3.75%), 9.17%, due 2/1/2028	2,106,099
1,104,311	Second Lien Term Loan B1, (3 mo. USD Term SOFR + 7.75%), 12.98%, due 2/1/2029	1,074,285
1,611,900	Propulsion (BC) Finco Sarl, Term Loan, (3 mo. USD Term SOFR + 3.75%), 8.99%, due 9/14/2029	1,610,691
539,426	TransDigm, Inc., Term Loan I, (3 mo. USD Term SOFR + 3.25%), 8.49%, due 8/24/2028	539,593
		10,982,582
Air Transport 1.6%
2,860,826	Air Canada, Term Loan B, (3 mo. USD LIBOR + 3.50%), 8.84%, due 8/11/2028	2,857,250
1,586,500	American Airlines, Inc., Term Loan, (3 mo. USD Term SOFR + 4.75%), 10.34%, due 4/20/2028	1,641,361
184,000	Mileage Plus Holdings LLC, Term Loan B, (3 mo. USD LIBOR + 5.25%), 10.76%, due 6/21/2027	191,686
306,000	SkyMiles IP Ltd., Term Loan B, (3 mo. USD Term SOFR + 3.75%), 9.08%, due 10/20/2027	317,891
1,953,149	United Airlines, Inc., Term Loan B, (3 mo. USD LIBOR + 3.75%), 9.29%, due 4/21/2028	1,953,598
		6,961,786
Auto Parts & Equipment 0.7%
1,521,862	Adient U.S. LLC, Term Loan B, (1 mo. USD Term SOFR + 3.25%), 8.68%, due 4/10/2028	1,522,181
1,492,500	BBB Industries LLC, Term Loan, (1 mo. USD Term SOFR + 5.25%), 10.67%, due 7/25/2029	1,410,950
		2,933,131
Automotive 1.7%
1,167,397	American Trailer World Corp., Term Loan B, (1 mo. USD Term SOFR + 3.75%), 9.17%, due 3/3/2028	1,082,913
	First Brands Group LLC
1,841,008	Term Loan, (6 mo. USD Term SOFR + 5.00%), 10.88%, due 3/30/2027	1,817,609
898,663	Second Lien Term Loan, (3 mo. USD LIBOR + 8.50%), 14.13%, due 3/30/2028	830,140
	Safe Fleet Holdings LLC
488,848	Second Lien Term Loan, (1 mo. USD Term SOFR + 6.75%), 12.17%, due 2/2/2026	459,214
1,397,313	Term Loan, (1 mo. USD Term SOFR + 3.75%), 9.14%, due 2/23/2029	1,395,314
1,628,686	Wand NewCo 3, Inc., Term Loan, (1 mo. USD Term SOFR + 2.75%), 8.17%, due 2/5/2026	1,625,526
		7,210,716
Building & Development 2.8%
2,032,206	Cornerstone Building Brands, Inc., Term Loan B, (1 mo. USD Term SOFR + 3.25%), 8.57%, due 4/12/2028	1,960,327
1,130,000	Cushman & Wakefield U.S. Borrower LLC, Term Loan B, (1 mo. USD Term SOFR + 2.75%), 8.18%, due 8/21/2025	1,126,328
1,545,000	GYP Holdings III Corp., Term Loan, (1 mo. USD Term SOFR + 3.00%), 8.32%, due 5/12/2030	1,545,773
1,215,027	MI Windows & Doors LLC, Term Loan, (1 mo. USD Term SOFR + 3.50%), 8.92%, due 12/18/2027	1,213,508
See Notes to Schedule of Investments

Schedule of Investments Floating Rate Income Fund^ (Unaudited)  (cont’d)
Principal Amount		Value

Building & Development – cont'd
	SRS Distribution, Inc.
$1,492,275	Term Loan, (1 mo. USD Term SOFR + 3.50%), 8.92%, due 6/2/2028	$1,470,204
664,286	Term Loan B, (1 mo. USD Term SOFR + 3.50%), 8.93%, due 6/2/2028	654,321
	Tecta America Corp.
515,310	Term Loan, (1 mo. USD Term SOFR + 4.00%), 9.43%, due 4/10/2028	513,270
835,000	Second Lien Term Loan, (1 mo. USD Term SOFR + 8.50%), 13.93%, due 4/9/2029	781,076
1,674,562	White Cap Buyer LLC, Term Loan B, (1 mo. USD Term SOFR + 3.75%), 9.07%, due 10/19/2027	1,667,528
1,207,662	Wilsonart LLC, Term Loan E, (6 mo. USD LIBOR + 3.50%), 8.71%, due 12/31/2026	1,201,056
		12,133,391
Building Materials 1.9%
1,857,715	Chamberlain Group, Inc., Term Loan B, (1 mo. USD Term SOFR + 3.25%), 8.67%, due 11/3/2028	1,828,567
1,694,771	Emrld Borrower LP, Term Loan B, (3 mo. USD Term SOFR + 3.00%), 8.26%, due 5/31/2030	1,694,567
1,720,818	Oscar AcquisitionCo LLC, Term Loan B, (3 mo. USD Term SOFR + 4.50%), 9.84%, due 4/29/2029	1,695,832
2,046,968	Solis IV BV, Term Loan B1, (3 mo. USD Term SOFR + 3.50%), 8.67%, due 2/26/2029	1,942,061
861,875	Vector WP Holdco, Inc., Term Loan B, (1 mo. USD LIBOR + 5.00%), 10.42%, due 10/12/2028	851,102
		8,012,129
Business Equipment & Services 4.9%
2,184,539	Allied Universal Holdco LLC, Term Loan B, (1 mo. USD Term SOFR + 3.75%), 9.17%, due 5/12/2028	2,102,248
940,675	Anticimex International AB, Term Loan B1, (3 mo. USD Term SOFR + 3.40%), 8.45%, due 11/16/2028	928,917
605,888	APFS Staffing Holdings, Inc., Term Loan, (1 mo. USD Term SOFR + 4.00%), 9.32%, due 12/29/2028	588,468
	AppLovin Corp.
1,658,111	Term Loan B, (1 mo. USD Term SOFR + 3.35%), 8.67%, due 8/15/2025	1,656,552
1,245,540	Term Loan B, (1 mo. USD Term SOFR + 3.10%), 8.42%, due 10/25/2028	1,243,535
1,697,850	BrightView Landscapes LLC, Term Loan B, (1 mo. USD Term SOFR + 3.25%, 3 mo. USD Term SOFR + 3.25%), 8.57% – 8.62%, due 4/20/2029	1,686,525 (e)
659,438	Constant Contact, Inc., Term Loan, (3 mo. USD Term SOFR + 4.00%), 9.56%, due 2/10/2028	627,086
	ConvergeOne Holdings, Inc.
2,568,099	Term Loan, (3 mo. USD LIBOR + 5.00%), 10.88%, due 1/4/2026	1,540,860 (f)
475,000	Second Lien Term Loan, (3 mo. USD LIBOR + 8.50%), 14.13%, due 1/4/2027	123,500
	Cyxtera DC Holdings, Inc.
447,133	Term Loan, (1 mo. USD Term SOFR + 8.50%), 13.76%, due 12/7/2023	444,620
1,522,856	Term Loan B, (3 mo. USD Term SOFR + 3.00%), 8.33%, due 5/1/2024	826,789
456,723	Deerfield Dakota Holding LLC, Term Loan B, (3 mo. USD Term SOFR + 3.75%), 8.99%, due 4/9/2027	438,811
	Element Materials Technology Group U.S. Holdings, Inc.
436,753	Term Loan, (3 mo. USD Term SOFR + 4.25%), 9.59%, due 7/6/2029	431,568
946,298	Term Loan, (3 mo. USD Term SOFR + 4.25%), 9.59%, due 7/6/2029	935,065
1,877,126	Endure Digital, Inc., Term Loan, (3 mo. USD LIBOR + 3.50%), 8.79%, due 2/10/2028	1,782,106
797,354	Garda World Security Corp., Term Loan B, (1 mo. USD Term SOFR + 4.25%), 9.64%, due 10/30/2026	795,217
447,365	Greeneden U.S. Holdings II LLC, Term Loan B4, (1 mo. USD Term SOFR + 4.00%), 9.31% – 9.43%, due 12/1/2027	446,529 (e)
683,288	Legence Holdings LLC, Term Loan, (1 mo. USD Term SOFR + 3.75%), 9.17%, due 12/16/2027	678,676
	Loire Finco Luxembourg Sarl
577,393	Term Loan, (1 mo. USD Term SOFR + 3.00%), 8.42%, due 4/21/2027	562,959
576,857	Term Loan B2, (1 mo. USD Term SOFR + 3.50%), 8.82%, due 4/21/2027	561,957
1,456,444	Packaging Coordinators Midco, Inc., First Lien Term Loan, (3 mo. USD Term SOFR + 3.50%), 9.00%, due 11/30/2027	1,443,015
458,827	Prime Security Services Borrower LLC, Term Loan, (1 mo. USD Term SOFR + 2.75%), 7.98%, due 9/23/2026	458,060
See Notes to Schedule of Investments

Schedule of Investments Floating Rate Income Fund^ (Unaudited)  (cont’d)
Principal Amount		Value

Business Equipment & Services – cont'd
$727,050	Summer (BC) Holdco B Sarl, Term Loan B2, (3 mo. USD Term SOFR + 4.50%), 10.00%, due 12/4/2026	$680,926
		20,983,989
Business Services 0.2%
763,088	EP Purchaser LLC, Term Loan B, (3 mo. USD Term SOFR + 4.50%), 10.00%, due 11/6/2028	740,195 (f)
Cable & Satellite Television 2.2%
801,496	Altice Financing SA, First Lien Term Loan, (3 mo. USD LIBOR + 2.75%), 8.32%, due 1/31/2026	787,470
2,594,509	Altice France SA, Term Loan B13, (3 mo. USD LIBOR + 4.00%), 9.32%, due 8/14/2026	2,294,531
	CSC Holdings LLC
1,422,333	Term Loan B1, (1 mo. USD LIBOR + 2.25%), 7.59%, due 7/17/2025	1,351,928
450,000	Term Loan, (1 mo. USD LIBOR + 2.25%), 7.59%, due 1/15/2026	423,675
729,332	Term Loan B5, (1 mo. USD LIBOR + 2.50%), 7.84%, due 4/15/2027	634,256
1,700,756	Lions Gate Capital Holdings LLC, Term Loan B, (1 mo. USD Term SOFR + 2.25%), 7.67%, due 3/24/2025	1,695,790
1,767,634	McGraw-Hill Global Education Holdings LLC, Term Loan, (1 mo. USD Term SOFR + 4.75%, 3 mo. USD Term SOFR + 4.75%), 10.18% – 10.33%, due 7/28/2028	1,715,047 (e)
522,854	Radiate Holdco LLC, Term Loan B, (1 mo. USD Term SOFR + 3.25%), 8.68%, due 9/25/2026	439,108
		9,341,805
Capital Markets 0.2%
1,066,668	AqGen Island Holdings, Inc., Term Loan, (1 mo. USD Term SOFR + 3.50%), 8.93%, due 8/2/2028	1,049,335
Chemicals 1.1%
1,832,100	Olympus Water U.S. Holding Corp., Term Loan B, (3 mo. USD Term SOFR + 3.75%), 9.25%, due 11/9/2028	1,752,514
1,135,625	PEARLS (Netherlands) Bidco BV, Term Loan B, (3 mo. USD Term SOFR + 3.75%), 9.12%, due 2/26/2029	1,123,326
1,677,325	PMHC II, Inc., Term Loan B, (3 mo. USD Term SOFR + 4.25%), 9.70%, due 4/23/2029	1,544,531
525,000	Valcour Packaging LLC, Second Lien Term Loan, (1 mo. USD LIBOR + 7.00%), 12.65%, due 10/4/2029	305,550
		4,725,921
Chemicals & Plastics 3.1%
879,738	Avient Corp., Term Loan B, (3 mo. USD Term SOFR + 3.25%), 8.62%, due 8/29/2029	880,838
1,002,290	Charter NEX U.S., Inc., Term Loan, (1 mo. USD Term SOFR + 3.75%), 9.18%, due 12/1/2027	997,138
1,840,388	HB Fuller Co., Term Loan B, (1 mo. USD Term SOFR + 2.50%), 7.82%, due 2/15/2030	1,843,847
1,161,876	Illuminate Buyer LLC, Term Loan, (1 mo. USD Term SOFR + 3.50%), 8.93%, due 6/30/2027	1,154,684
2,580,000	INEOS Quattro Holdings UK Ltd., Term Loan, (1 mo. USD Term SOFR + 3.75%), 9.17%, due 3/14/2030	2,557,425 (f)
	Ineos U.S. Finance LLC
1,700,738	Term Loan B, (1 mo. USD Term SOFR + 3.75%), 9.17%, due 11/8/2027	1,684,802
690,000	Term Loan B, (1 mo. USD Term SOFR + 3.50%), 8.92%, due 2/18/2030	681,810
1,044,842	SCIH Salt Holdings, Inc., Term Loan B, (3 mo. USD Term SOFR + 4.00%), 9.63%, due 3/16/2027	1,031,782
896,350	Sparta U.S. HoldCo LLC, Term Loan, (1 mo. USD Term SOFR + 3.25%), 8.48%, due 8/2/2028	886,831
1,453,212	Starfruit Finco BV, Term Loan B, (3 mo. USD Term SOFR + 2.75%), 8.07%, due 10/1/2025	1,447,763
233,338	W.R. Grace & Co.-Conn., Term Loan B, (3 mo. USD LIBOR + 3.75%), 9.31%, due 9/22/2028	232,638
		13,399,558
Clothing - Textiles 1.1%
1,825,425	Hanesbrands, Inc., Term Loan B, (1 mo. USD Term SOFR + 3.75%), 9.06%, due 3/8/2030	1,823,143
	S&S Holdings LLC
1,567,905	Term Loan, (3 mo. USD Term SOFR + 5.00%), 10.41%, due 3/11/2028	1,373,485
See Notes to Schedule of Investments

Schedule of Investments Floating Rate Income Fund^ (Unaudited)  (cont’d)
Principal Amount		Value

Clothing - Textiles – cont'd
$225,000	Second Lien Term Loan, (3 mo. USD Term SOFR + 8.75%), 14.16%, due 3/9/2029	$189,000 (f)
1,409,974	Varsity Brands, Inc., Term Loan B, (1 mo. USD Term SOFR + 3.50%), 8.93%, due 12/16/2024	1,375,979
		4,761,607
Commercial Services 0.5%
330,000	Foundational Education Group, Inc., Second Lien Term Loan, (3 mo. USD Term SOFR + 6.50%), 12.13%, due 8/31/2029	268,950
1,801,388	R1 RCM, Inc., Term Loan B, (1 mo. USD Term SOFR + 3.00%), 8.32%, due 6/21/2029	1,801,387
		2,070,337
Communication Services 0.2%
817,550	Foundational Education Group, Inc., First Lien Term Loan, (3 mo. USD Term SOFR + 4.25%), 9.88%, due 8/31/2028	743,971 (f)
Conglomerate 0.0%(d)
95,883	Bright Bidco BV, Term Loan, (3 mo. USD Term SOFR + 1.00%), 6.05%, due 10/31/2027	34,997
Containers & Glass Products 0.9%
787,443	Anchor Packaging, Inc., Term Loan B, (1 mo. USD Term SOFR + 3.50%), 8.92%, due 7/18/2026	774,403
1,300,075	Klockner-Pentaplast of America, Inc., Term Loan B, (6 mo. USD Term SOFR + 4.73%), 10.10%, due 2/12/2026	1,225,321
659,963	Spa Holdings 3 Oy, Term Loan B, (3 mo. USD LIBOR + 3.75%), 9.29%, due 2/4/2028	624,655
1,115,814	Trident TPI Holdings, Inc., Term Loan, (3 mo. USD LIBOR + 4.00%), 9.54%, due 9/15/2028	1,107,245
		3,731,624
Cosmetics - Toiletries 0.2%
665,322	Sunshine Luxembourg VII Sarl, Term Loan B3, (3 mo. USD Term SOFR + 3.75%), 9.09%, due 10/1/2026	664,191
Diversified Capital Markets 0.4%
1,815,000	Belron Finance US LLC, Term Loan, (3 mo. USD Term SOFR + 2.75%), 8.16%, due 4/18/2029	1,813,875 (g)(h)
Diversified Financial Services 1.2%
2,230,000	Avolon TLB Borrower 1 (US) LLC, Term Loan B6, (1 mo. USD Term SOFR + 2.50%), 7.75%, due 6/22/2028	2,229,063
406,522	Eisner Advisory Group LLC, Term Loan, (1 mo. USD Term SOFR + 5.25%), 10.68%, due 7/28/2028	406,014
1,595,000	LSF11 Trinity Bidco, Inc., Term Loan, (1 mo. USD Term SOFR + 4.50%), 9.72%, due 6/14/2030	1,589,019 (f)
852,025	Superannuation & Investments U.S. LLC, Term Loan, (1 mo. USD Term SOFR + 3.75%), 9.18%, due 12/1/2028	847,765
		5,071,861
Diversified Insurance 0.9%
2,142,427	Gainwell Acquisition Corp., Term Loan B, (3 mo. USD Term SOFR + 4.00%), 9.34%, due 10/1/2027	2,104,399
1,735,000	HUB International Ltd., Term Loan B, (3 mo. USD Term SOFR), due 6/20/2030	1,741,506 (g)(h)
		3,845,905
Electric 0.1%
	Generation Bridge II LLC
511,683	Term Loan B, (1 mo. USD Term SOFR + 5.00%), 10.43%, due 2/23/2029	510,562
52,291	Term Loan C, (1 mo. USD Term SOFR + 5.00%), 10.43%, due 2/23/2029	52,177
		562,739
Electronic Components 0.3%
1,334,492	II-VI, Inc., Term Loan B, (1 mo. USD Term SOFR + 2.75%), 8.18%, due 7/2/2029	1,331,489
Electronics - Electrical 8.7%
999,600	Ahead DB Holdings LLC, Term Loan B, (3 mo. USD Term SOFR + 3.75%), 9.09%, due 10/18/2027	971,281
See Notes to Schedule of Investments

Schedule of Investments Floating Rate Income Fund^ (Unaudited)  (cont’d)
Principal Amount		Value

Electronics - Electrical – cont'd
$997,500	Applied Systems, Inc., First Lien Term Loan, (3 mo. USD Term SOFR + 4.50%), 9.74%, due 9/18/2026	$998,657
1,806,367	Cloudera, Inc., Term Loan, (1 mo. USD Term SOFR + 3.75%), 9.17%, due 10/8/2028	1,759,709
2,629,878	CommScope, Inc., Term Loan B, (1 mo. USD Term SOFR + 3.25%), 8.68%, due 4/6/2026	2,444,472
	Epicor Software Corp.
1,759,050	Term Loan, (1 mo. USD Term SOFR + 3.25%), 8.68%, due 7/30/2027	1,746,085
90,000	Second Lien Term Loan, (1 mo. USD Term SOFR + 7.75%), 13.17%, due 7/31/2028	90,140
835,106	Flexera Software LLC, Term Loan B, (1 mo. USD Term SOFR + 3.75%), 9.18%, due 3/3/2028	821,536
1,816,793	Go Daddy Operating Co. LLC, Term Loan B5, (1 mo. USD Term SOFR), due 11/9/2029	1,818,374 (g)(h)
892,283	Hyland Software, Inc., Second Lien Term Loan, (1 mo. USD Term SOFR + 6.25%), 11.68%, due 7/7/2025	883,637
777,113	IGT Holding IV AB, Term Loan B2, (3 mo. USD Term SOFR + 3.40%), 8.71%, due 3/31/2028	769,341
	Imprivata, Inc.
371,450	Term Loan, (1 mo. USD Term SOFR + 3.75%), 9.18%, due 12/1/2027	365,800
1,188,000	Term Loan, (1 mo. USD Term SOFR + 4.25%), 9.57%, due 12/1/2027	1,175,526
1,728,673	Ingram Micro, Inc., Term Loan B, (3 mo. USD LIBOR + 3.50%), 9.04%, due 6/30/2028	1,721,759
	Ivanti Software, Inc.
488,750	Term Loan B, (3 mo. USD Term SOFR + 4.00%), 9.54%, due 12/1/2027	409,734
1,306,808	Term Loan B, (3 mo. USD Term SOFR + 4.25%), 9.76%, due 12/1/2027	1,095,602
	Maverick Bidco, Inc.
599,364	Term Loan, (3 mo. USD Term SOFR + 3.75%), 9.27%, due 5/18/2028	580,382
245,000	Second Lien Term Loan, (3 mo. USD Term SOFR + 6.75%), 12.27%, due 5/18/2029	222,950 (f)
3,005,239	McAfee LLC, Term Loan B, (1 mo. USD Term SOFR + 3.75%), 8.96%, due 3/1/2029	2,902,190
1,383,033	MKS Instruments, Inc., Term Loan B, (3 mo. USD Term SOFR + 2.75%), 8.16%, due 8/17/2029	1,379,146
1,213,668	Netsmart Technologies, Inc., Term Loan B, (1 mo. USD Term SOFR + 4.00%), 9.43%, due 10/1/2027	1,210,039
1,148,653	Polaris Newco LLC, Term Loan B, (3 mo. USD LIBOR + 4.00%), 9.54%, due 6/2/2028	1,082,789
505,000	Proofpoint, Inc., Second Lien Term Loan, (1 mo. USD Term SOFR + 6.25%), 11.68%, due 8/31/2029	500,107
599,960	Rackspace Technology Global, Inc., Term Loan B, (1 mo. USD Term SOFR + 2.75%), 8.03%, due 2/15/2028	263,160
500,000	RealPage, Inc., Second Lien Term Loan, (1 mo. USD Term SOFR + 6.50%), 11.81%, due 4/23/2029	496,000
	Redstone Holdco 2 LP
1,033,490	Term Loan, (1 mo. USD LIBOR + 4.75%), 10.16%, due 4/27/2028	787,715
480,000	Second Lien Term Loan, (1 mo. USD LIBOR + 7.75%), 13.18%, due 4/27/2029	293,827
465,136	Riverbed Technology, Inc., Term Loan, (3 mo. USD LIBOR + 6.00%), 11.33%, due 12/7/2026	114,889
1,416,603	S2P Acquisition Borrower, Inc., Term Loan, (1 mo. USD Term SOFR + 4.00%), 9.42%, due 8/14/2026	1,411,885
1,162,300	Storable, Inc., Term Loan B, (1 mo. USD Term SOFR + 3.50%, 3 mo. USD Term SOFR + 3.50%), 8.74% – 8.84%, due 4/17/2028	1,145,109 (e)
1,781,050	Uber Technologies, Inc., Term Loan B, (3 mo. USD Term SOFR + 2.75%), 8.00% – 8.03%, due 3/3/2030	1,780,676 (e)
	Ultimate Software Group, Inc.
2,325,514	Term Loan, (3 mo. USD Term SOFR + 3.25%), 8.62%, due 5/4/2026	2,311,282
1,065,000	Second Lien Term Loan, (3 mo. USD Term SOFR + 5.25%), 10.62%, due 5/3/2027	1,049,696
	Vision Solutions, Inc.
869,347	Term Loan, (3 mo. USD Term SOFR + 4.25%), 9.86%, due 4/24/2028	830,070
835,000	Second Lien Term Loan, (3 mo. USD LIBOR + 7.25%), 12.86%, due 4/23/2029	726,659
1,338,275	ZoomInfo LLC, Term Loan B, (1 mo. USD Term SOFR + 2.75%), 8.17%, due 2/28/2030	1,336,602
		37,496,826
Entertainment 1.2%
993,478	888 Acquisitions Ltd., Term Loan B, (3 mo. USD Term SOFR + 5.15%), 10.11%, due 7/1/2028	917,477
1,077,300	Caesars Entertainment Corp., Term Loan B, (1 mo. USD Term SOFR + 3.25%), 8.67%, due 2/6/2030	1,076,567
2,395,000	Formula One Holdings Ltd., Term Loan B, (1 mo. USD Term SOFR + 3.00%), 8.32%, due 1/15/2030	2,395,000
See Notes to Schedule of Investments

Schedule of Investments Floating Rate Income Fund^ (Unaudited)  (cont’d)
Principal Amount		Value

Entertainment – cont'd
$985,050	Great Canadian Gaming Corp., Term Loan, (3 mo. USD LIBOR + 4.00%), 9.52%, due 11/1/2026	$984,026
		5,373,070
Equipment Leasing 0.1%
554,006	PECF USS Intermediate Holding III Corp., Term Loan B, (3 mo. USD Term SOFR + 4.25%), 9.68%–9.88%, due 12/15/2028	442,584 (e)
Financial Intermediaries 6.5%
1,100,400	Apex Group Treasury LLC, Term Loan, (3 mo. USD LIBOR + 3.75%), 9.07%, due 7/27/2028	1,086,645
851,060	Asurion LLC, Second Lien Term Loan B4, (1 mo. USD Term SOFR + 5.25%), 10.68%, due 1/20/2029	741,750
2,363,860	Blackstone Mortgage Trust, Inc., Term Loan B, (1 mo. USD Term SOFR + 2.25%), 7.68%, due 4/23/2026	2,278,903
1,077,502	Camelot U.S. Acquisition LLC, Term Loan B, (1 mo. USD Term SOFR + 3.00%), 8.43%, due 10/30/2026	1,076,489
2,180,000	Citadel Securities LP, Term Loan B, (3 mo. USD Term SOFR), due 7/25/2030	2,160,925 (g)(h)
2,530,875	Citco Funding LLC, Term Loan B, (3 mo. USD Term SOFR + 3.50%), 8.86%, due 4/27/2028	2,537,202 (f)
	Edelman Financial Center LLC
360,000	Second Lien Term Loan, (1 mo. USD Term SOFR + 6.75%), 12.18%, due 7/20/2026	349,949
1,403,532	Term Loan B, (1 mo. USD Term SOFR + 3.75%), 9.18%, due 4/7/2028	1,381,679
985,000	FinCo I LLC, Term Loan, (USD Term SOFR), due 6/27/2029	982,538 (f)(g)(h)
	Focus Financial Partners LLC
580,000	Term Loan B6, (1 mo. USD Term SOFR), due 6/30/2028	579,275 (g)(h)
1,207,840	Term Loan B5, (1 mo. USD Term SOFR + 3.25%), 8.57%, due 6/30/2028	1,204,192
1,389,500	Galaxy U.S. Opco, Inc., Term Loan, (1 mo. USD Term SOFR + 4.75%), 10.07%, due 4/29/2029	1,307,867
2,119,350	Guggenheim Partners LLC, Term Loan B, (3 mo. USD Term SOFR + 3.25%), 8.49%, due 12/12/2029	2,115,196
2,550,000	Harbourvest Partners LLC, Term Loan B, (3 mo. USD Term SOFR + 3.00%), 8.24%, due 4/22/2030	2,543,625
456,500	Mediaocean LLC, Term Loan, (1 mo. USD Term SOFR + 3.50%), 8.92%, due 12/15/2028	434,816 (g)(i)
1,483,788	OEG Borrower LLC, Term Loan, (3 mo. USD Term SOFR + 5.00%), 10.32%, due 6/18/2029	1,480,078 (f)
1,147,893	Orion Advisor Solutions, Inc., Term Loan, (3 mo. USD Term SOFR + 3.75%), 9.38%, due 9/24/2027	1,093,162
2,229,413	Sedgwick Claims Management Services, Inc., Term Loan B, (1 mo. USD Term SOFR + 3.75%), 9.07%, due 2/24/2028	2,219,269
2,308,400	Starwood Property Trust, Inc., Term Loan B, (1 mo. USD Term SOFR + 3.25%), 8.57%, due 11/18/2027	2,295,427
		27,868,987
Food Products 0.9%
2,320,000	Nomad Foods Europe Midco Ltd., Term Loan B, (6 mo. USD Term SOFR + 3.75%), 8.56%, due 11/12/2029	2,320,255
1,401,017	WOOF Holdings, Inc., First Lien Term Loan, (1 mo. USD Term SOFR + 3.75%), 9.17%, due 12/21/2027	1,348,479
		3,668,734
Health Care 8.6%
1,925,000	Agiliti Health, Inc., Term Loan, (1 mo. USD Term SOFR + 3.00%), 8.25%, due 5/1/2030	1,918,994
2,965,704	Athenahealth Group, Inc., Term Loan B, (1 mo. USD Term SOFR + 3.50%), 8.81%, due 2/15/2029	2,874,153
1,801,669	Auris Luxembourg III Sarl, Term Loan B2, (3 mo. USD LIBOR + 3.75%, 6 mo. USD LIBOR + 3.75%), 9.09% – 9.12%, due 2/27/2026	1,725,999 (e)
	Aveanna Healthcare LLC
1,013,937	Term Loan B, (3 mo. USD LIBOR + 3.75%), 9.23%, due 7/17/2028	868,001
535,000	Second Lien Term Loan, (3 mo. USD LIBOR + 7.00%), 12.48%, due 12/10/2029	342,400
801,770	Confluent Medical Technologies, Inc., Term Loan, (3 mo. USD Term SOFR + 3.75%), 8.99%, due 2/16/2029	791,748 (f)
982,809	Curium BidCo Sarl, Term Loan, (3 mo. USD LIBOR + 4.25%), 9.79%, due 12/2/2027	981,581 (f)
1,209,688	Electron BidCo, Inc., Term Loan, (1 mo. USD Term SOFR + 3.00%), 8.43%, due 11/1/2028	1,205,720
See Notes to Schedule of Investments

Schedule of Investments Floating Rate Income Fund^ (Unaudited)  (cont’d)
Principal Amount		Value

Health Care – cont'd
$2,267,663	Envision Healthcare Corp., Term Loan, (12 Mo. USD Term SOFR), due 3/31/2027	$535,032
1,680,000	Impala Bidco 0 Ltd., Term Loan, (3 mo. USD Term SOFR + 4.50%), 9.55%, due 6/8/2028	1,648,500 (f)
837,900	Insulet Corp., Term Loan B, (1 mo. USD Term SOFR + 3.25%), 8.68%, due 5/4/2028	838,688
775,336	MedAssets Software Intermediate Holdings, Inc., Term Loan, (1 mo. USD Term SOFR + 4.00%), 9.43%, due 12/18/2028	645,855
3,173,902	Medline Borrower LP, Term Loan B, (1 mo. USD Term SOFR + 3.25%), 8.68%, due 10/23/2028	3,139,275
525,839	MPH Acquisition Holdings LLC, Term Loan B, (3 mo. USD LIBOR + 4.25%), 9.73%, due 9/1/2028	493,779
	National Mentor Holdings, Inc.
585,851	Term Loan, (1 mo. USD Term SOFR + 3.75%, 3 mo. USD Term SOFR + 3.75%), 9.09% – 9.17%, due 3/2/2028	464,873 (e)
19,242	Term Loan C, (3 mo. USD Term SOFR + 3.75%), 9.09%, due 3/2/2028	15,268
410,000	Second Lien Term Loan, (3 mo. USD Term SOFR + 7.25%), 12.59%, due 3/2/2029	205,000
806,045	Navicure, Inc., Term Loan B, (1 mo. USD Term SOFR + 4.11%), 9.43%, due 10/22/2026	805,545
1,256,455	Organon & Co., Term Loan, (1 mo. USD Term SOFR + 3.00%), 8.26%, due 6/2/2028	1,251,115
1,214,625	Parexel International Corp., First Lien Term Loan, (1 mo. USD Term SOFR + 3.25%), 8.68%, due 11/15/2028	1,208,807
1,608,352	Pearl Intermediate Parent LLC, Second Lien Term Loan, (1 mo. USD Term SOFR + 6.25%), 11.67%, due 2/13/2026	1,502,201
1,270,957	PetVet Care Centers LLC, Term Loan B3, (1 mo. USD LIBOR + 3.50%), 8.92%, due 2/14/2025	1,241,573
733,125	Project Ruby Ultimate Parent Corp., Term Loan, (1 mo. USD Term SOFR + 3.25%), 8.68%, due 3/10/2028	722,700
426,300	Quantum Health, Inc., Term Loan, (3 mo. USD LIBOR + 4.50%), 9.98%, due 12/22/2027	390,064 (f)
849,719	RegionalCare Hospital Partners Holdings, Inc., Term Loan B, (3 mo. USD LIBOR + 3.75%), 9.12%, due 11/16/2025	837,237
1,740,000	Select Medical Corp., Term Loan B1, (USD Term SOFR), due 3/6/2027	1,735,650 (f)(g)(h)
883,813	Sharp Midco LLC, Term Loan B, (3 mo. USD Term SOFR + 4.00%), 9.34%, due 12/31/2028	874,974 (f)
215,000	Sound Inpatient Physicians, Second Lien Term Loan, (3 mo. USD Term SOFR + 6.75%), 12.38%, due 6/26/2026	53,750
1,437,903	Southern Veterinary Partners LLC, Term Loan, (1 mo. USD Term SOFR + 4.00%), 9.43%, due 10/5/2027	1,419,038
	Summit Behavioral Healthcare LLC
806,658	First Lien Term Loan, (3 mo. USD Term SOFR + 4.75%), 10.24%, due 11/24/2028	803,633
360,000	Second Lien Term Loan, (3 mo. USD Term SOFR + 7.75%), 13.24%, due 11/26/2029	334,800 (f)
4,085,245	Team Health Holdings, Inc., Term Loan B, (1 mo. USD Term SOFR + 5.25%), 10.57%, due 3/2/2027	2,786,709
	Team Services Group
1,330,625	Term Loan, (3 mo. USD Term SOFR + 5.00%), 10.88%, due 12/20/2027	1,282,948
75,000	Second Lien Term Loan, (6 mo. USD Term SOFR + 9.00%), 14.88%, due 12/18/2028	69,750
	U.S. Anesthesia Partners, Inc.
772,687	Term Loan, (1 mo. USD Term SOFR + 4.25%), 9.48%, due 10/1/2028	724,572
345,000	Second Lien Term Loan, (1 mo. USD Term SOFR + 7.50%), 12.73%, due 10/1/2029	307,050 (f)
		37,046,982
Health Care Providers & Services 0.2%
970,225	AEA International Holdings (Lux) Sarl, Term Loan B, (3 mo. USD Term SOFR + 3.75%), 9.25%, due 9/7/2028	967,799 (f)
Health Insurance 0.3%
1,373,100	AmWINS Group, Inc., Term Loan B, (1 mo. USD Term SOFR + 2.75%), 8.18%, due 2/19/2028	1,370,162
Home Furnishings 0.1%
339,541	Weber-Stephen Products LLC, Term Loan B, (1 mo. USD Term SOFR + 3.25%), 8.68%, due 10/30/2027	302,579
See Notes to Schedule of Investments

Schedule of Investments Floating Rate Income Fund^ (Unaudited)  (cont’d)
Principal Amount		Value

Industrial Equipment 3.5%
$991,986	BCPE Empire Holdings, Inc., Term Loan, (1 mo. USD Term SOFR + 4.75%), 10.07%, due 12/11/2028	$994,258
1,885,275	Chart Industries, Inc., Term Loan B, (1 mo. USD Term SOFR + 3.75%), 9.10%, due 3/15/2030	1,885,275
1,713,900	CMBF LLC, Term Loan, (1 mo. USD Term SOFR + 6.00%), 11.37%, due 8/2/2028	1,713,900 (f)
937,235	Columbus McKinnon Corp., Term Loan B, (3 mo. USD Term SOFR + 2.75%), 8.23%, due 5/14/2028	934,891
407,711	Crosby U.S. Acquisition Corp., Term Loan B, (1 mo. USD Term SOFR + 4.75%), 10.14%, due 6/26/2026	406,010
1,387,437	Eagle Parent Corp., Term Loan B, (3 mo. USD Term SOFR + 4.25%), 9.49%, due 4/2/2029	1,355,360
	Engineered Machinery Holdings, Inc.
1,251,419	Term Loan, (3 mo. USD LIBOR + 3.50%), 9.04%, due 5/19/2028	1,242,233
330,000	Second Lien Term Loan, (3 mo. USD LIBOR + 6.00%), 11.54%, due 5/21/2029	311,850 (f)
500,000	Second Lien Term Loan, (3 mo. USD LIBOR + 6.50%), 12.04%, due 5/21/2029	472,500 (f)
	Fluid-Flow Products, Inc.
1,113,760	Term Loan, (3 mo. USD Term SOFR + 3.75%), 9.25%, due 3/31/2028	1,101,230
550,000	Second Lien Term Loan, (3 mo. USD Term SOFR + 6.75%), 12.25%, due 3/29/2029	516,082
1,211,078	Gates Global LLC, Term Loan B4, (1 mo. USD Term SOFR + 3.50%), 8.82%, due 11/16/2029	1,211,078
1,382,709	Groupe Solmax, Inc., Term Loan, (1 mo. USD Term SOFR + 4.75%, 3 mo. USD Term SOFR + 4.75%), 10.18% – 10.25%, due 5/29/2028	1,300,438 (e)
714,403	Madison IAQ LLC, Term Loan, (6 mo. USD LIBOR + 3.25%), 8.30%, due 6/21/2028	699,979
1,116,159	Star U.S. Bidco LLC, Term Loan B, (1 mo. USD Term SOFR + 4.25%), 9.67%, due 3/17/2027	1,106,738
		15,251,822
Internet 0.3%
1,295,213	WatchGuard Technologies, Inc., Term Loan, (1 mo. USD Term SOFR + 5.25%), 10.11%, due 7/2/2029	1,223,976
IT Consulting & Other Services 0.5%
2,304,225	World Wide Technology Holding Co. LLC, Term Loan, (1 mo. USD Term SOFR + 3.25%), 8.49%, due 3/1/2030	2,289,824
Leisure Goods - Activities - Movies 1.5%
345,260	Banijay Entertainment SAS, Term Loan, (1 mo. USD Term SOFR + 3.75%), 8.96%, due 3/1/2028	344,614
	Carnival Corp.
694,442	Term Loan B, (1 mo. USD Term SOFR + 3.00%), 8.43%, due 6/30/2025	693,401
1,047,342	Term Loan B, (1 mo. USD Term SOFR + 3.25%), 8.68%, due 10/18/2028	1,042,765
1,346,625	Creative Artists Agency LLC, Term Loan B, (1 mo. USD Term SOFR + 3.50%), 8.82%, due 11/27/2028	1,338,208
2,170,181	Playtika Holding Corp., Term Loan, (1 mo. USD Term SOFR + 2.75%), 8.18%, due 3/13/2028	2,160,567
1,015,040	UFC Holdings LLC, Term Loan B, (3 mo. USD Term SOFR + 2.75%), 8.37%, due 4/29/2026	1,013,203
		6,592,758
Lodging & Casinos 3.3%
	Alterra Mountain Co.
1,115,138	Term Loan B2, (1 mo. USD Term SOFR + 3.50%), 8.93%, due 8/17/2028	1,112,818
665,000	Term Loan B, (1 mo. USD Term SOFR + 3.75%), 9.17%, due 5/31/2030	662,925
672,500	Aristocrat Technologies, Inc., Term Loan B, (3 mo. USD Term SOFR + 2.25%), 7.59%, due 5/24/2029	672,782
1,666,625	Four Seasons Hotels Ltd., Term Loan B, (1 mo. USD Term SOFR + 3.25%), 8.67%, due 11/30/2029	1,668,192
1,320,000	Golden Entertainment, Inc., Term Loan B, (1 mo. USD Term SOFR + 2.75%), 8.17%, due 5/28/2030	1,316,700
3,452,650	GVC Holdings (Gibraltar) Ltd., Term Loan B2, (6 mo. USD Term SOFR + 3.50%), 8.44%, due 10/31/2029	3,445,883
1,647,550	Scientific Games Holdings LP, Term Loan B, (3 mo. USD Term SOFR + 3.50%), 8.77%, due 4/4/2029	1,625,687
	Stars Group Holdings BV
840,722	Term Loan, (3 mo. USD Term SOFR + 2.25%), 7.75%, due 7/21/2026	839,671
1,483,788	Term Loan B, (3 mo. USD Term SOFR + 3.25%), 8.75%, due 7/22/2028	1,483,238
See Notes to Schedule of Investments

Schedule of Investments Floating Rate Income Fund^ (Unaudited)  (cont’d)
Principal Amount		Value

Lodging & Casinos – cont'd
$1,320,000	Wyndham Hotels & Resorts, Inc., Term Loan B, (1 mo. USD Term SOFR + 2.25%), 7.67%, due 5/24/2030	$1,321,650
		14,149,546
Metals & Mining 0.3%
1,300,000	Arsenal AIC Parent LLC, Term Loan, (1 mo. USD Term SOFR), due 7/26/2030	1,298,648 (g)(h)
Nonferrous Metals - Minerals 1.1%
2,020,128	Covia Holdings Corp., Term Loan, (3 mo. USD Term SOFR + 4.00%), 9.53%, due 7/31/2026	2,000,776
484,096	Ozark Holdings LLC, Term Loan B, (1 mo. USD Term SOFR + 3.75%), 9.18%, due 12/16/2027	435,686
2,214,977	U.S. Silica Co., Term Loan B, (1 mo. USD Term SOFR + 4.75%), 10.17%, due 3/25/2030	2,213,869
		4,650,331
Oil & Gas 4.3%
1,896,834	AL GCX Holdings LLC, Term Loan B, (3 mo. USD Term SOFR + 3.50%), 8.78%, due 5/17/2029	1,890,063
1,172,942	AL NGPL Holdings LLC, Term Loan B, (3 mo. USD Term SOFR + 3.75%), 9.02%, due 4/13/2028	1,171,183
1,105,000	Bangl LLC, Term Loan B, (1 mo. USD Term SOFR), due 1/26/2029	1,084,281 (g)(h)
1,964,401	BCP Renaissance Parent LLC, Term Loan B3, (3 mo. USD Term SOFR + 3.50%), 8.74%, due 10/31/2026	1,958,782
1,082,225	Buckeye Partners LP, Term Loan B, (1 mo. USD Term SOFR + 2.25%), 7.68%, due 11/1/2026	1,079,130
2,737,943	CQP Holdco LP, Term Loan B, (1 mo. USD Term SOFR + 3.50%), 8.92%, due 6/5/2028	2,735,096
1,240,415	Freeport LNG Investments LLLP, Term Loan B, (3 mo. USD Term SOFR + 3.50%), 9.09%, due 12/21/2028	1,224,389
1,851,571	Oryx Midstream Services Permian Basin LLC, Term Loan, (1 mo. USD Term SOFR + 3.25%), 8.51%, due 10/5/2028	1,850,423
2,151,878	Prairie ECI Acquiror LP, Term Loan B, (1 mo. USD Term SOFR + 4.75%), 10.17%, due 3/11/2026	2,137,697
695,419	TransMontaigne Operating Co. LP, Term Loan B, (1 mo. USD Term SOFR + 3.50%), 8.92% – 8.93%, due 11/17/2028	689,828 (e)
1,337,402	Traverse Midstream Partners LLC, Term Loan, (3 mo. USD Term SOFR + 3.75%), 9.22%, due 2/16/2028	1,328,214
1,243,846	Waterbridge Midstream Operating LLC, Term Loan B, (3 mo. USD Term SOFR + 5.75%), 11.36%, due 6/22/2026	1,244,729
		18,393,815
Oil & Gas - Storage & Transportation 0.3%
1,380,000	Whitewater Whistler Holdings LLC, Term Loan B, (3 mo. USD Term SOFR + 3.25%), 8.49%, due 2/15/2030	1,378,703
Packaging 0.5%
1,336,200	Reynolds Group Holdings, Inc., Term Loan B, (1 mo. USD Term SOFR + 3.25%), 8.68%, due 9/24/2028	1,332,967
970,225	Ring Container Technologies Group LLC, Term Loan B, (1 mo. USD Term SOFR + 3.50%), 8.93%, due 8/12/2028	968,042
		2,301,009
Professional Services 0.3%
1,339,600	Vaco Holdings LLC, Term Loan, (3 mo. USD Term SOFR + 5.00%), 10.59%, due 1/21/2029	1,267,034
Property & Casualty Insurance 0.5%
874,425	Alliant Holdings Intermediate LLC, Term Loan B4, (1 mo. USD LIBOR + 3.50%), 8.92%, due 11/6/2027	871,653
1,375,500	Broadstreet Partners, Inc., Term Loan B2, (1 mo. USD Term SOFR + 3.25%), 8.68%, due 1/27/2027	1,367,935
		2,239,588
See Notes to Schedule of Investments

Schedule of Investments Floating Rate Income Fund^ (Unaudited)  (cont’d)
Principal Amount		Value

Publishing 0.6%
	Ascend Learning LLC
$2,168,852	Term Loan, (1 mo. USD Term SOFR + 3.50%), 8.92%, due 12/11/2028	$2,036,617
725,000	Second Lien Term Loan, (1 mo. USD Term SOFR + 5.75%), 11.17%, due 12/10/2029	617,004
		2,653,621
Radio & Television 0.3%
485,000	iHeartCommunications, Inc., Term Loan, (1 mo. USD Term SOFR + 3.00%), 8.43%, due 5/1/2026	436,015
748,057	Sinclair Television Group, Inc., Term Loan B2B, (1 mo. USD Term SOFR + 2.50%), 7.93%, due 9/30/2026	664,462
		1,100,477
Real Estate Investment Trusts 0.3%
1,411,463	RHP Hotel Properties LP, Term Loan B, (1 mo. USD Term SOFR + 2.75%), 8.07%, due 5/18/2030	1,413,933
Regional Malls 0.1%
397,291	Brookfield Property REIT, Inc., First Lien Term Loan B, (1 mo. USD Term SOFR + 2.50%), 7.82%, due 8/27/2025	389,985
Retail 0.1%
585,000	LIDS Holdings, Inc., Term Loan, (3 mo. USD Term SOFR + 5.50%), 10.87%, due 12/14/2026	549,900 (f)
Retailers (except food & drug) 3.4%
	CNT Holdings I Corp.
1,088,978	Term Loan, (3 mo. USD Term SOFR + 3.50%), 8.80%, due 11/8/2027	1,085,864
655,000	Second Lien Term Loan, (3 mo. USD Term SOFR + 6.75%), 12.05%, due 11/6/2028	641,900
321,097	EG America LLC, Term Loan, (1 Yr. USD Term SOFR, 1 mo. USD Term SOFR + 4.00%), 9.31% – 9.42%, due 2/7/2025	319,190 (e)
	EG Group Ltd.
358,239	Term Loan B, (2 mo. USD Term SOFR), due 2/28/2028	356,896 (g)(h)
435,140	Term Loan B, (1 mo. USD Term SOFR), due 2/28/2028	414,470 (f)(g)(h)
474,937	First Lien Term Loan B, (1 mo. USD Term SOFR), due 2/28/2028	470,781 (f)(g)(h)
576,888	First Lien Term Loan B, (1 mo. USD Term SOFR), due 2/28/2028	548,044 (f)(g)(h)
324,071	Term Loan B, (1 mo. USD Term SOFR), due 2/28/2028	321,235 (f)(g)(h)
393,636	Term Loan C, (1 mo. USD Term SOFR), due 2/28/2028	374,939 (f)(g)(h)
3,231,006	Great Outdoors Group LLC, Term Loan B1, (1 mo. USD Term SOFR + 3.75%), 9.18%, due 3/6/2028	3,218,372
1,973,636	Les Schwab Tire Centers, Term Loan B, (1 mo. USD Term SOFR + 3.25%), 8.48%, due 11/2/2027	1,965,406
999,302	Petco Health & Wellness Co., Inc., Term Loan B, (3 mo. USD Term SOFR + 3.25%), 8.75%, due 3/3/2028	995,265
2,336,672	PetSmart, Inc., Term Loan B, (1 mo. USD Term SOFR + 3.75%), 9.17%, due 2/11/2028	2,332,910
1,780,538	Sally Holdings LLC, Term Loan B, (1 mo. USD Term SOFR + 2.50%), 7.82%, due 2/28/2030	1,780,537
		14,825,809
Software 1.1%
2,392,975	CDK Global, Inc., Term Loan B, (3 mo. USD Term SOFR + 4.25%), 9.49%, due 7/6/2029	2,392,879
495,000	Cloudera, Inc., Second Lien Term Loan, (1 mo. USD Term SOFR + 6.00%), 11.42%, due 10/8/2029	461,796
1,191,850	ConnectWise LLC, Term Loan B, (1 mo. USD Term SOFR + 3.50%), 8.93%, due 9/29/2028	1,165,331
880,000	Renaissance Holding Corp., Second Lien Term Loan, (1 mo. USD Term SOFR + 7.00%), 12.42%, due 5/29/2026	872,670
		4,892,676
Specialty Retail 0.3%
1,210,781	Fanatics Commerce Intermediate Holdco LLC, Term Loan B, (3 mo. USD Term SOFR + 3.25%), 8.61%, due 11/24/2028	1,208,759
See Notes to Schedule of Investments

Schedule of Investments Floating Rate Income Fund^ (Unaudited)  (cont’d)
Principal Amount		Value

Steel 0.2%
$893,250	ChampionX Corp., Term Loan B1, (1 mo. USD Term SOFR + 3.25%), 8.50%, due 6/7/2029	$894,367
Surface Transport 1.3%
1,654,063	Avis Budget Car Rental LLC, Term Loan C, (1 mo. USD Term SOFR + 3.50%), 8.92%, due 3/16/2029	1,651,995
	Hertz Corp.
1,599,954	Term Loan B, (1 mo. USD Term SOFR + 3.25%), 8.68%, due 6/30/2028	1,597,506
307,684	Term Loan C, (1 mo. USD Term SOFR + 3.25%), 8.68%, due 6/30/2028	307,213
1,265,075	Kenan Advantage Group, Inc., Term Loan B1, (3 mo. USD Term SOFR + 3.75%), 9.48%, due 3/24/2026	1,261,596
800,874	PAI Holdco, Inc., Term Loan B, (3 mo. USD Term SOFR + 3.75%), 9.38%, due 10/28/2027	747,215
		5,565,525
Telecommunications 2.5%
673,764	CenturyLink, Inc., Term Loan B, (1 mo. USD Term SOFR + 2.25%), 7.68%, due 3/15/2027	468,522
1,169,125	Ciena Corp., Term Loan B, (1 mo. USD Term SOFR + 2.50%), 7.75%, due 1/18/2030	1,172,048
907,696	Cincinnati Bell, Inc., Term Loan B2, (1 mo. USD Term SOFR + 3.25%), 8.67%, due 11/22/2028	864,417
1,496,145	Connect Finco Sarl, Term Loan B, (1 mo. USD Term SOFR + 3.50%), 8.82%, due 12/11/2026	1,490,774
1,441,292	Consolidated Communications, Inc., Term Loan B, (1 mo. USD Term SOFR + 3.50%), 8.93%, due 10/2/2027	1,241,760
1,453,841	Frontier Communications Corp., First Lien Term Loan, (1 mo. USD Term SOFR + 3.75%), 9.18%, due 5/1/2028	1,378,198
	GTT Communications, Inc.
277,158	Term Loan, (1 mo. USD Term SOFR + 7.10%), 12.20%, due 12/30/2027	230,041
221,687	Term Loan, (3 mo. USD Term SOFR + 9.10%), 14.34%, due 6/30/2028	123,701
930,000	Level 3 Financing, Inc., Term Loan B, (1 mo. USD Term SOFR), due 3/1/2027	872,554 (g)(h)
330,000	Telesat Canada, Term Loan B5, (1 mo. USD Term SOFR + 2.75%), 8.18%, due 12/7/2026	200,828
976,000	ViaSat, Inc., Term Loan, (1 mo. USD Term SOFR + 4.50%), 9.82%, due 3/2/2029	935,330
913,725	Voyage Australia Pty. Ltd., Term Loan B, (3 mo. USD Term SOFR + 3.50%), 9.09%, due 7/20/2028	895,067
	Zayo Group Holdings, Inc.
615,875	Term Loan, (1 mo. USD Term SOFR + 3.00%), 8.43%, due 3/9/2027	467,806
799,875	Term Loan B, (1 mo. USD Term SOFR + 4.33%), 9.64%, due 3/9/2027	610,824
		10,951,870
Transportation 1.0%
888,750	ASP Dream Acquisition Co. LLC, Term Loan B, (1 mo. USD Term SOFR + 4.00%), 9.42%, due 12/15/2028	870,975 (f)
	LaserShip, Inc.
874,425	Term Loan, (2 mo. USD Term SOFR + 4.50%), 10.13%, due 5/7/2028	746,759
350,000	Second Lien Term Loan, (2 mo. USD Term SOFR + 7.50%), 13.13%, due 5/7/2029	269,500 (f)
1,383,050	Latam Airlines Group SA, Term Loan B, (3 mo. USD Term SOFR + 9.50%), 14.95%, due 10/12/2027	1,414,169
	Worldwide Express Operations LLC
945,600	First Lien Term Loan, (3 mo. USD Term SOFR + 4.00%), 9.50%, due 7/26/2028	907,246
320,000	Second Lien Term Loan, (3 mo. USD Term SOFR + 7.00%), 12.50%, due 7/26/2029	261,334
		4,469,983
Utilities 3.1%
1,498,312	APX Group, Inc., Term Loan B, (1 mo. USD Term SOFR + 3.25%, 3 mo. USD Term SOFR + 2.25%), 8.62% – 10.75%, due 7/10/2028	1,495,975 (e)
1,474,900	Artera Services LLC, Term Loan, (3 mo. USD Term SOFR + 3.50%), 8.84%, due 3/6/2025	1,375,344
538,413	CPV Maryland Holding Co. II LLC, Term Loan B, (1 mo. USD LIBOR + 4.00%), 9.43%, due 5/11/2028	533,298
1,128,388	Eastern Power LLC, Term Loan B, (1 mo. USD Term SOFR + 3.75%), 9.18%, due 10/2/2025	1,080,273 (g)(h)
238,248	Edgewater Generation LLC, Term Loan, (1 mo. USD Term SOFR + 3.75%), 9.18%, due 12/13/2025	223,903
2,168,666	Granite Generation LLC, Term Loan B, (1 mo. USD Term SOFR + 3.75%), 9.18%, due 11/9/2026	2,139,671
See Notes to Schedule of Investments

Schedule of Investments Floating Rate Income Fund^ (Unaudited)  (cont’d)
Principal Amount		Value

Utilities – cont'd
$425,547	Kestrel Acquisition LLC, Term Loan B, (1 mo. USD LIBOR + 4.25%), 9.68%, due 6/2/2025	$410,533
	Lightstone Holdco LLC
2,065,863	Term Loan B, (1 mo. USD Term SOFR + 5.75%), 11.07%, due 1/29/2027	1,859,711
116,844	Term Loan C, (1 mo. USD Term SOFR + 5.75%), 11.07%, due 1/29/2027	105,184
609,731	Nautilus Power LLC, Term Loan B, (3 mo. USD Term SOFR + 5.25%), 10.75%, due 11/16/2026	456,536
840,038	Osmose Utilities Services, Inc., Term Loan, (1 mo. USD Term SOFR + 3.25%), 8.68%, due 6/23/2028	831,813
	Talen Energy Supply LLC
725,143	Term Loan C, (3 mo. USD Term SOFR + 4.50%), 9.59%, due 5/17/2030	722,830
894,857	Term Loan B, (3 mo. USD Term SOFR + 4.50%), 9.59%, due 5/17/2030	892,003
	USIC Holdings, Inc.
1,228,125	Term Loan, (1 mo. USD Term SOFR + 3.50%), 8.93%, due 5/12/2028	1,185,362
250,000	Second Lien Term Loan, (1 mo. USD Term SOFR + 6.50%), 11.93%, due 5/14/2029	230,000
		13,542,436
Total Loan Assignments (Cost $382,088,261)		371,141,252

Convertible Bonds 0.4%
Engineering & Construction 0.1%
553,172	Brock Group, Inc., 0.00% Cash/15.00% PIK, due 1/24/2024	553,172 #(a)(f)(j)(k)
Media 0.3%
1,275,000	DISH Network Corp., 2.38%, due 3/15/2024	1,169,813
Total Convertible Bonds (Cost $1,813,283)		1,722,985
Number of Shares

Common Stocks 0.2%
Business Equipment & Services 0.1%
21,820	Brock Holdings III, Inc.	196,380 *#(f)(j)
Electrical Equipment 0.0%(d)
2,750	Lumileds Exit Private Equity	1,306 *
IT Services 0.0%(d)
4,020	Riverbed Technology, Inc.	40 *(f)
Materials 0.1%
39,703	Covia Holdings LLC	502,918 *
Real Estate Management & Development 0.0%(d)
5,457	GTT Communications, Inc.	72,758 *
Total Common Stocks (Cost $995,895)		773,402

See Notes to Schedule of Investments

Schedule of Investments Floating Rate Income Fund^ (Unaudited)  (cont’d)
Number of Shares		Value

Short-Term Investments 6.7%
Investment Companies 6.7%
28,818,703	State Street Institutional U.S. Government Money Market Fund Premier Class, 5.19%(l) (Cost $28,818,703)	$28,818,703
Total Investments 102.4% (Cost $454,442,140)		441,069,630
Liabilities Less Other Assets (2.4)%		(10,235,063)(m)(n)
Net Assets 100.0%		$430,834,567

*	Non-income producing security.
(a)
Securities were purchased under Rule 144A of the Securities Act of 1933, as amended, or are otherwise restricted and, unless registered under the Securities Act of 1933 or exempted from registration, may only be sold to qualified institutional investors or may have other restrictions on resale. At July 31, 2023, these securities amounted to $36,879,061, which represents 8.6% of net assets of the Fund.

(b)	Variable or floating rate security. The interest rate shown was the current rate as of July 31, 2023 and changes periodically.
(c)
Security exempt from registration pursuant to Regulation S under the Securities Act of 1933, as amended.
Regulation S applies to securities offerings that are made outside of the United States and do not involve directed selling efforts in the United States and as such may have restrictions on resale. Total value of all such securities at July 31, 2023 amounted to $1,677,402, which represents 0.4% of net assets of the Fund.

(d)	Represents less than 0.05% of net assets of the Fund.
(e)	The stated interest rates represent the range of rates at July 31, 2023 of the underlying contracts within the Loan Assignment.
(f)	Value determined using significant unobservable inputs.
(g)	All or a portion of this security was purchased on a delayed delivery basis.
(h)	All or a portion of this security had not settled as of July 31, 2023 and thus may not have an interest rate in effect. Interest rates do not take effect until settlement.
(i)	The stated interest rates represent the range of rates at July 31, 2023 of the underlying contracts within the Loan Assignment.
(j)
Security fair valued as of July 31, 2023 in accordance with procedures approved by the valuation designee.
Total value of all such securities at July 31, 2023 amounted to $749,552, which represents 0.2% of net assets of the Fund.

(k)	Payment-in-kind (PIK) security.
(l)	Represents 7-day effective yield as of July 31, 2023.
(m)	As of July 31, 2023, the value of unfunded loan commitments was $353,975 for the Fund (see Notes to Schedule of Investments).
(n)	As of July 31, 2023, the value of unfunded note commitments was $10 for the Fund (see Notes to Schedule of Investments).
#  This security has been deemed by Management to be illiquid, and is subject to restrictions on resale. Total value of all such securities at July 31, 2023 amounted to $749,552, which represents 0.2% of net assets of the Fund. Acquisition dates shown with a range, if any, represent securities that were acquired over the period shown in the table.
See Notes to Schedule of Investments

Schedule of Investments Floating Rate Income Fund^ (Unaudited)  (cont’d)
Restricted Security	Acquisition Date(s)	Acquisition Cost	Value as of 7/31/2023	Fair Value Percentage of Net Assets as of 7/31/2023
Brock Group, Inc.	10/31/2017	$445,282	$553,172	0.1%
Brock Holdings III, Inc.	10/31/2017	403,016	196,380	0.1%
Total		$848,298	$749,552	0.2%

POSITIONS BY COUNTRY
Country	Investments at Value	Percentage of Net Assets
United States	$343,190,997	79.7%
United Kingdom	15,877,659	3.7%
Luxembourg	10,321,087	2.4%
Cayman Islands	9,852,466	2.3%
Canada	9,292,191	2.1%
France	6,731,740	1.6%
Netherlands	3,842,760	0.9%
Jersey	2,376,378	0.5%
Denmark	1,725,999	0.4%
Sweden	1,698,258	0.4%
Spain	1,610,691	0.4%
Australia	1,567,849	0.4%
Ireland	1,483,238	0.3%
Chile	1,414,169	0.3%
Germany	813,583	0.2%
Finland	451,862	0.1%
Short-Term Investments and Other Liabilities—Net	18,583,640	4.3%
	$430,834,567	100.0%
See Notes to Schedule of Investments

Schedule of Investments Floating Rate Income Fund^ (Unaudited)  (cont’d)
The following is a summary, categorized by Level (see the Notes to Schedule of Investments), of inputs used to value the Fund’s investments as of July 31, 2023:
Asset Valuation Inputs	Level 1	Level 2	Level 3(a)	Total
Investments:
Asset-Backed Securities	$—	$12,702,859	$—	$12,702,859
Corporate Bonds	—	25,910,429	—	25,910,429
Loan Assignments
Business Equipment & Services	—	19,443,129	1,540,860	20,983,989
Business Services	—	—	740,195	740,195
Chemicals & Plastics	—	10,842,133	2,557,425	13,399,558
Clothing - Textiles	—	4,572,607	189,000	4,761,607
Communication Services	—	—	743,971	743,971
Diversified Financial Services	—	3,482,842	1,589,019	5,071,861
Electronics - Electrical	—	37,273,876	222,950	37,496,826
Financial Intermediaries	—	22,869,169	4,999,818	27,868,987
Health Care	—	29,982,615	7,064,367	37,046,982
Health Care Providers & Services	—	—	967,799	967,799
Industrial Equipment	—	12,753,572	2,498,250	15,251,822
Retail	—	—	549,900	549,900
Retailers (except food & drug)	—	12,696,340	2,129,469	14,825,809
Transportation	—	3,329,508	1,140,475	4,469,983
Other Loan Assignments#	—	186,961,963	—	186,961,963
Total Loan Assignments	—	344,207,754	26,933,498	371,141,252
Convertible Bonds
Engineering & Construction	—	—	553,172	553,172
Other Convertible Bonds#	—	1,169,813	—	1,169,813
Total Convertible Bonds	—	1,169,813	553,172	1,722,985
Common Stocks
Business Equipment & Services	—	—	196,380	196,380
Electrical Equipment	—	1,306	—	1,306
IT Services	—	—	40	40
Materials	—	502,918	—	502,918
Real Estate Management & Development	—	72,758	—	72,758
Total Common Stocks	—	576,982	196,420	773,402
Short-Term Investments	—	28,818,703	—	28,818,703
Total Investments	$—	$413,386,540	$27,683,090	$441,069,630

#	The Schedule of Investments provides information on the industry or sector categorization as well as a Positions by Country summary.
(a)	The following is a reconciliation between the beginning and ending balances of investments in which unobservable inputs (Level 3) were used in determining value:

See Notes to Schedule of Investments

Schedule of Investments Floating Rate Income Fund^ (Unaudited)  (cont’d)
(000's omitted)	Beginning balance as of 11/1/2022	Accrued discounts/ (premiums)	Realized gain/(loss)	Change in unrealized appreciation/ (depreciation)	Purchases	Sales	Transfers into Level 3	Transfers out of Level 3	Balance as of 7/31/2023	Net change in unrealized appreciation/ (depreciation) from investments still held as of 7/31/2023
Investments in Securities:
Loan Assignments(1)	$41,792	$62	$(706)	$1,320	$10,173	$(13,731)	$7,340	$(19,317)	$26,933	$643
Convertible Bonds	515	—	—	—	39	—	—	—	554	—
Common Stocks(1)(2)	197	—	—	(1)	—	—	—	—	196	(1)
Total	$42,504	$62	$(706)	$1,319	$10,212	$(13,731)	$7,340	$(19,317)	$27,683	$642
(1) Securities categorized as Level 3 were valued using a single quotation obtained from a dealer. The
Fund does not have access to unobservable inputs and therefore cannot disclose such inputs used in formulating such quotation.

(2) Quantitative Information about Level 3 Fair Value Measurements:
Investment type	Fair value at 7/31/2023	Valuation approach	Unobservable input(s)	Input value/ range	Weighted average(a)	Impact to valuation from increase in input(b)
Common Stocks	$196,380	Market Approach	Enterprise value/ EBITDA multiple(c) (EV/EBITDA)	9.0x	9.0x	Increase
Convertible Note	553,172	Income Approach	Credit Yield Spread	7.0%	7.0%	Decrease
(a) The weighted averages disclosed in the table above were weighted by relative fair value.
(b) Represents the expected directional change in the fair value of the Level 3 investments that would result from an increase or decrease in the corresponding input. Significant changes in these inputs could result in significantly higher or lower fair value measurements.

(c) Represents amounts used when the reporting entity has determined that market participants would use such multiples when pricing the investments.

^  A balance indicated with a "—", reflects either a zero balance or an amount that rounds to less than 1.
See Notes to Schedule of Investments

Schedule of Investments High Income Bond Fund^ (Unaudited)
July 31, 2023

Principal Amount		Value
Asset-Backed Securities 2.4%
$1,000,000	37 Capital CLO 1 Ltd., Series 2021-1A, Class E, (3 mo. USD LIBOR + 7.20%), 12.77%, due 10/15/2034	$939,208 (a)(b)
1,000,000	Apidos CLO XXXI, Series 2019-31A, Class DR, (3 mo. USD Term SOFR + 3.36%), 8.67%, due 4/15/2031	936,800 (a)(b)
1,000,000	Ballyrock CLO Ltd., Series 2023-23A, Class C, (3 mo. USD Term SOFR + 5.20%), 10.19%, due 4/25/2036	983,912 (a)(b)
2,000,000	Canyon Capital CLO Ltd., Series 2021-2A, Class D, (3 mo. USD Term SOFR + 3.61%), 8.92%, due 4/15/2034	1,873,076 (a)(b)
800,000	Galaxy XXII CLO Ltd., Series 2016-22A, Class DRR, (3 mo. USD Term SOFR + 3.61%), 8.92%, due 4/16/2034	743,946 (a)(b)
1,000,000	Galaxy XXVII CLO Ltd., Series 2018-27A, Class D, (3 mo. USD LIBOR + 2.75%), 8.07%, due 5/16/2031	961,377 (a)(b)
2,000,000	KKR CLO Ltd., Series 23, Class D, (3 mo. USD Term SOFR + 3.36%), 8.69%, due 10/20/2031	1,905,945 (a)(b)
1,350,000	Madison Park Funding XXIX Ltd., Series 2018-29A, Class D, (3 mo. USD Term SOFR + 3.26%), 8.57%, due 10/18/2030	1,300,574 (a)(b)
2,000,000	Morgan Stanley Eaton Vance CLO Ltd., Series 2022-17A, Class D, (3 mo. USD Term SOFR + 4.95%), 10.28%, due 7/20/2035	1,980,010 (a)(b)
OCP CLO Ltd.
1,000,000	Series 2015-9A, Class ER, (3 mo. USD Term SOFR + 6.80%), 12.11%, due 1/15/2033	934,449 (a)(b)
750,000	Series 2023-26A, Class D, (3 mo. USD Term SOFR + 5.35%), 10.08%, due 4/17/2036	736,738 (a)(b)
2,000,000	Octagon Investment Partners 39 Ltd., Series 2018-3A, Class D, (3 mo. USD Term SOFR + 3.21%), 8.54%, due 10/20/2030	1,872,476 (a)(b)
600,000	Post CLO Ltd., Series 2018-1A, Class E, (3 mo. USD Term SOFR + 6.13%), 11.44%, due 4/16/2031	539,216 (a)(b)
875,000	Sandstone Peak Ltd., Series 2021-1A, Class E, (3 mo. USD Term SOFR + 7.06%), 12.37%, due 10/15/2034	806,573 (a)(b)
1,000,000	Signal Peak CLO Ltd., Series 2021-10A, Class D, (3 mo. USD Term SOFR + 3.46%), 8.81%, due 1/24/2035	937,148 (a)(b)
500,000	Voya CLO Ltd., Series 2019-2A, Class E, (3 mo. USD Term SOFR + 6.86%), 12.19%, due 7/20/2032	468,524 (a)(b)
Total Asset-Backed Securities (Cost $17,803,761)		17,919,972

Corporate Bonds 87.2%
Advertising 0.2%
1,780,000	Summer BC Bidco B LLC, 5.50%, due 10/31/2026	1,515,874 (a)
Aerospace & Defense 1.6%
TransDigm, Inc.
2,955,000	6.25%, due 3/15/2026	2,939,090 (a)
1,030,000	6.38%, due 6/15/2026	1,019,464
1,410,000	7.50%, due 3/15/2027	1,409,437
1,525,000	5.50%, due 11/15/2027	1,445,418
5,075,000	6.75%, due 8/15/2028	5,090,144 (a)
11,903,553
Agriculture 0.0%(c)
365,000	Darling Ingredients, Inc., 6.00%, due 6/15/2030	359,514 (a)
Airlines 3.5%
1,660,000	American Airlines, Inc., 7.25%, due 2/15/2028	1,648,042 (a)
American Airlines, Inc./AAdvantage Loyalty IP Ltd.
5,773,167	5.50%, due 4/20/2026	5,686,639 (a)
7,560,000	5.75%, due 4/20/2029	7,318,976 (a)
350,000	Delta Air Lines, Inc., 7.38%, due 1/15/2026	363,343
See Notes to Schedule of Investments

Schedule of Investments High Income Bond Fund^ (Unaudited)  (cont’d)
Principal Amount		Value

Airlines – cont'd
	Latam Airlines Group SA
$890,000	13.38%, due 10/15/2027	$970,100 (a)
990,000	13.38%, due 10/15/2029	1,083,865 (a)
	United Airlines, Inc.
1,815,000	4.38%, due 4/15/2026	1,718,511 (a)
1,755,000	4.63%, due 4/15/2029	1,587,689 (a)
	VistaJet Malta Finance PLC/Vista Management Holding, Inc.
2,765,000	7.88%, due 5/1/2027	2,563,756 (a)
1,455,000	9.50%, due 6/1/2028	1,389,583 (a)
2,710,000	6.38%, due 2/1/2030	2,293,934 (a)
		26,624,438
Apparel 0.1%
885,000	Wolverine World Wide, Inc., 4.00%, due 8/15/2029	695,212 (a)
Auto Manufacturers 3.0%
	Ford Motor Co.
635,000	9.63%, due 4/22/2030	741,114
2,032,000	7.45%, due 7/16/2031	2,180,533
765,000	6.10%, due 8/19/2032	740,118
965,000	4.75%, due 1/15/2043	754,994
565,000	5.29%, due 12/8/2046	466,995
	Ford Motor Credit Co. LLC
1,710,000	4.06%, due 11/1/2024	1,659,313
890,000	4.69%, due 6/9/2025	862,722
1,810,000	4.39%, due 1/8/2026	1,720,046
2,400,000	6.95%, due 3/6/2026	2,423,664
1,405,000	(Secured Overnight Financing Rate + 2.95%), 8.14%, due 3/6/2026	1,409,167 (b)
1,145,000	6.95%, due 6/10/2026	1,154,160
800,000	4.13%, due 8/17/2027	732,048
2,085,000	7.35%, due 11/4/2027	2,136,658
545,000	6.80%, due 5/12/2028	550,008
925,000	5.11%, due 5/3/2029	863,737
715,000	7.35%, due 3/6/2030	740,180
1,100,000	7.20%, due 6/10/2030	1,127,940
440,000	3.63%, due 6/17/2031	363,712
	Jaguar Land Rover Automotive PLC
895,000	5.88%, due 1/15/2028	836,512 (a)
1,510,000	5.50%, due 7/15/2029	1,336,178 (a)
		22,799,799
Auto Parts & Equipment 1.8%
	Adient Global Holdings Ltd.
1,445,000	4.88%, due 8/15/2026	1,387,342 (a)
1,060,000	8.25%, due 4/15/2031	1,089,679 (a)
778,000	Clarios Global LP, 6.75%, due 5/15/2025	779,788 (a)
	Dana, Inc.
1,170,000	5.38%, due 11/15/2027	1,120,397
945,000	4.50%, due 2/15/2032	787,745
See Notes to Schedule of Investments

Schedule of Investments High Income Bond Fund^ (Unaudited)  (cont’d)
Principal Amount		Value

Auto Parts & Equipment – cont'd
Goodyear Tire & Rubber Co.
$2,055,000	5.00%, due 5/31/2026	$1,996,458
630,000	5.25%, due 4/30/2031	571,215
1,925,000	5.25%, due 7/15/2031	1,713,271
1,130,000	IHO Verwaltungs GmbH, 6.38% Cash/7.13% PIK, due 5/15/2029	1,050,362 (a)(d)
ZF North America Capital, Inc.
1,010,000	6.88%, due 4/14/2028	1,025,794 (a)
1,870,000	7.13%, due 4/14/2030	1,926,253 (a)
13,448,304
Banks 0.9%
2,190,000	Bank of America Corp., Series TT, 6.13%, due 4/27/2027	2,175,327 (e)(f)
1,225,000	Bank of New York Mellon Corp., Series H, 3.70%, due 3/20/2026	1,109,479 (e)(f)
2,560,000	JPMorgan Chase & Co., Series HH, 4.60%, due 2/1/2025	2,419,200 (e)(f)
1,110,000	PNC Financial Services Group, Inc., Series T, 3.40%, due 9/15/2026	860,250 (e)(f)
6,564,256
Biotechnology 0.1%
1,115,000	Amgen, Inc., 3.38%, due 2/21/2050	800,673
Building Materials 2.3%
Builders FirstSource, Inc.
610,000	5.00%, due 3/1/2030	570,277 (a)
1,750,000	6.38%, due 6/15/2032	1,741,000 (a)
2,660,000	Camelot Return Merger Sub, Inc., 8.75%, due 8/1/2028	2,594,258 (a)
1,300,000	Cornerstone Building Brands, Inc., 6.13%, due 1/15/2029	1,075,750 (a)
1,475,000	Emerald Debt Merger Sub LLC, 6.63%, due 12/15/2030	1,465,781 (a)
Jeld-Wen, Inc.
1,098,000	4.63%, due 12/15/2025	1,072,070 (a)
2,505,000	4.88%, due 12/15/2027	2,248,238 (a)
2,005,000	Knife River Corp., 7.75%, due 5/1/2031	2,044,592 (a)
Masonite International Corp.
990,000	5.38%, due 2/1/2028	942,975 (a)
435,000	3.50%, due 2/15/2030	366,389 (a)
1,550,000	MIWD Holdco II LLC/MIWD Finance Corp., 5.50%, due 2/1/2030	1,309,750 (a)
2,395,000	Standard Industries, Inc., 4.38%, due 7/15/2030	2,079,064 (a)
17,510,144
Chemicals 2.0%
757,000	Ashland, Inc., 3.38%, due 9/1/2031	613,829 (a)
2,645,000	Avient Corp., 7.13%, due 8/1/2030	2,666,319 (a)
1,455,000	INEOS Finance PLC, 6.75%, due 5/15/2028	1,387,997 (a)
1,180,000	INEOS Quattro Finance 2 PLC, 3.38%, due 1/15/2026	1,073,142 (a)
NOVA Chemicals Corp.
935,000	4.88%, due 6/1/2024	911,475 (a)
1,005,000	5.25%, due 6/1/2027	905,125 (a)
Olympus Water U.S. Holding Corp.
1,230,000	4.25%, due 10/1/2028	985,773 (a)
1,365,000	9.75%, due 11/15/2028	1,320,637 (a)
870,000	SCIL IV LLC/SCIL USA Holdings LLC, 5.38%, due 11/1/2026	799,667 (a)
SPCM SA
415,000	3.13%, due 3/15/2027	372,260 (a)
155,000	3.38%, due 3/15/2030	128,399 (a)
See Notes to Schedule of Investments

Schedule of Investments High Income Bond Fund^ (Unaudited)  (cont’d)
Principal Amount		Value

Chemicals – cont'd
$1,580,000	Tronox, Inc., 4.63%, due 3/15/2029	$1,309,785 (a)
2,295,000	Vibrantz Technologies, Inc., 9.00%, due 2/15/2030	1,873,294 (a)
1,040,000	WR Grace Holdings LLC, 5.63%, due 8/15/2029	877,646 (a)
15,225,348
Commercial Services 3.4%
840,000	ADT Security Corp., 4.13%, due 8/1/2029	728,700 (a)
900,000	Allied Universal Holdco LLC/Allied Universal Finance Corp., 6.00%, due 6/1/2029	686,542 (a)
APi Group DE, Inc.
970,000	4.13%, due 7/15/2029	840,828 (a)
195,000	4.75%, due 10/15/2029	173,655 (a)
3,685,000	APX Group, Inc., 5.75%, due 7/15/2029	3,199,006 (a)
2,799,000	ASGN, Inc., 4.63%, due 5/15/2028	2,566,559 (a)
810,000	Garda World Security Corp., 6.00%, due 6/1/2029	673,969 (a)
825,000	Hertz Corp., 4.63%, due 12/1/2026	745,346 (a)
785,000	Korn Ferry, 4.63%, due 12/15/2027	738,119 (a)
1,180,000	Legends Hospitality Holding Co. LLC/Legends Hospitality Co.-Issuer, Inc., 5.00%, due 2/1/2026	1,106,899 (a)
980,000	MPH Acquisition Holdings LLC, 5.50%, due 9/1/2028	854,245 (a)
1,575,000	Neptune Bidco U.S., Inc., 9.29%, due 4/15/2029	1,448,771 (a)
Prime Security Services Borrower LLC/Prime Finance, Inc.
3,170,000	5.75%, due 4/15/2026	3,107,911 (a)
3,230,000	6.25%, due 1/15/2028	3,040,821 (a)
260,000	Service Corp. International, 4.63%, due 12/15/2027	246,350
United Rentals North America, Inc.
385,000	4.88%, due 1/15/2028	367,328
1,795,000	5.25%, due 1/15/2030	1,709,708
925,000	4.00%, due 7/15/2030	818,062
2,550,000	3.75%, due 1/15/2032	2,159,701
35,000	Verscend Escrow Corp., 9.75%, due 8/15/2026	35,100 (a)
25,247,620
Computers 1.1%
2,675,000	Ahead DB Holdings LLC, 6.63%, due 5/1/2028	2,307,803 (a)
1,945,000	McAfee Corp., 7.38%, due 2/15/2030	1,680,630 (a)
4,540,000	Presidio Holdings, Inc., 8.25%, due 2/1/2028	4,402,981 (a)
8,391,414
Cosmetics - Personal Care 0.5%
2,115,000	Coty, Inc., 5.00%, due 4/15/2026	2,040,872 (a)
1,965,000	Coty, Inc./HFC Prestige Products, Inc./HFC Prestige International U.S. LLC, 6.63%, due 7/15/2030	1,982,194 (a)
4,023,066
Distribution - Wholesale 1.3%
975,000	BCPE Empire Holdings, Inc., 7.63%, due 5/1/2027	927,255 (a)
2,275,000	Resideo Funding, Inc., 4.00%, due 9/1/2029	1,923,146 (a)
Ritchie Bros Holdings, Inc.
680,000	6.75%, due 3/15/2028	688,500 (a)
2,200,000	7.75%, due 3/15/2031	2,292,849 (a)
1,805,000	Univar Solutions USA, Inc., 5.13%, due 12/1/2027	1,851,262 (a)
2,200,000	Windsor Holdings III LLC, 8.50%, due 6/15/2030	2,211,000 (a)
9,894,012
See Notes to Schedule of Investments

Schedule of Investments High Income Bond Fund^ (Unaudited)  (cont’d)
Principal Amount		Value

Diversified Financial Services 1.4%
$1,310,000	Avolon Holdings Funding Ltd., 5.25%, due 5/15/2024	$1,292,733 (a)
2,307,905	Global Aircraft Leasing Co. Ltd., 6.50% Cash/7.25% PIK, due 9/15/2024	2,174,993 (a)(d)
LPL Holdings, Inc.
435,000	4.63%, due 11/15/2027	409,949 (a)
410,000	4.00%, due 3/15/2029	367,511 (a)
OneMain Finance Corp.
335,000	6.88%, due 3/15/2025	333,888
600,000	7.13%, due 3/15/2026	594,365
3,000,000	3.50%, due 1/15/2027	2,594,018
820,000	3.88%, due 9/15/2028	673,425
1,735,000	9.00%, due 1/15/2029	1,762,933
745,000	5.38%, due 11/15/2029	645,429
10,849,244
Electric 2.5%
Calpine Corp.
205,000	5.25%, due 6/1/2026	199,020 (a)
95,000	5.13%, due 3/15/2028	86,149 (a)
970,000	4.63%, due 2/1/2029	835,204 (a)
1,239,000	5.00%, due 2/1/2031	1,042,909 (a)
440,000	Clearway Energy Operating LLC, 3.75%, due 1/15/2032	359,619 (a)
1,800,000	Leeward Renewable Energy Operations LLC, 4.25%, due 7/1/2029	1,593,396 (a)
NRG Energy, Inc.
2,810,000	10.25%, due 3/15/2028	2,723,153 (a)(e)(f)
2,160,000	5.25%, due 6/15/2029	1,949,346 (a)
595,000	3.63%, due 2/15/2031	466,941 (a)
1,525,000	Talen Energy Supply LLC, 8.63%, due 6/1/2030	1,582,767 (a)
1,940,000	TransAlta Corp., 7.75%, due 11/15/2029	2,012,750
2,785,000	Vistra Corp., 7.00%, due 12/15/2026	2,478,650 (a)(e)(f)
Vistra Operations Co. LLC
1,830,000	5.50%, due 9/1/2026	1,769,609 (a)
2,020,000	4.38%, due 5/1/2029	1,782,956 (a)
18,882,469
Electrical Components & Equipment 0.4%
3,410,000	Energizer Holdings, Inc., 6.50%, due 12/31/2027	3,313,728 (a)
Electronics 0.8%
4,050,000	Imola Merger Corp., 4.75%, due 5/15/2029	3,556,026 (a)
Sensata Technologies BV
1,890,000	4.00%, due 4/15/2029	1,670,139 (a)
1,075,000	5.88%, due 9/1/2030	1,035,954 (a)
6,262,119
Energy - Alternate Sources 0.2%
1,315,000	Sunnova Energy Corp., 5.88%, due 9/1/2026	1,180,321 (a)
Engineering & Construction 0.9%
4,738,000	Global Infrastructure Solutions, Inc., 5.63%, due 6/1/2029	3,989,515 (a)
2,973,000	VM Consolidated, Inc., 5.50%, due 4/15/2029	2,728,011 (a)
6,717,526
Entertainment 3.9%
1,120,000	Allwyn Entertainment Financing U.K. PLC, 7.88%, due 4/30/2029	1,142,245 (a)
See Notes to Schedule of Investments

Schedule of Investments High Income Bond Fund^ (Unaudited)  (cont’d)
Principal Amount		Value

Entertainment – cont'd
Caesars Entertainment, Inc.
$685,000	6.25%, due 7/1/2025	$681,270 (a)
500,000	8.13%, due 7/1/2027	512,837 (a)
3,230,000	4.63%, due 10/15/2029	2,843,443 (a)
300,000	Cedar Fair LP/Canada's Wonderland Co./Magnum Management Corp./Millennium Op, 5.50%, due 5/1/2025	296,935 (a)
Churchill Downs, Inc.
445,000	5.50%, due 4/1/2027	430,455 (a)
780,000	4.75%, due 1/15/2028	721,015 (a)
2,950,000	6.75%, due 5/1/2031	2,883,330 (a)
2,335,000	Everi Holdings, Inc., 5.00%, due 7/15/2029	2,054,800 (a)
825,000	Golden Entertainment, Inc., 7.63%, due 4/15/2026	824,691 (a)
Live Nation Entertainment, Inc.
520,000	5.63%, due 3/15/2026	507,000 (a)
1,210,000	6.50%, due 5/15/2027	1,216,167 (a)
410,000	3.75%, due 1/15/2028	367,262 (a)
2,345,000	Midwest Gaming Borrower LLC/Midwest Gaming Finance Corp., 4.88%, due 5/1/2029	2,082,829 (a)
1,170,000	Penn Entertainment, Inc., 5.63%, due 1/15/2027	1,100,438 (a)
2,255,000	Raptor Acquisition Corp./Raptor Co.-Issuer LLC, 4.88%, due 11/1/2026	2,114,147 (a)
2,955,000	Scientific Games Holdings LP/Scientific Games U.S. FinCo, Inc., 6.63%, due 3/1/2030	2,618,307 (a)
Scientific Games International, Inc.
1,090,000	7.00%, due 5/15/2028	1,086,076 (a)
745,000	7.25%, due 11/15/2029	743,137 (a)
1,175,000	SeaWorld Parks & Entertainment, Inc., 5.25%, due 8/15/2029	1,057,500 (a)
925,000	Warnermedia Holdings, Inc., 5.14%, due 3/15/2052	751,870
WMG Acquisition Corp.
1,165,000	3.75%, due 12/1/2029	1,017,326 (a)
1,350,000	3.88%, due 7/15/2030	1,179,770 (a)
1,225,000	Wynn Resorts Finance LLC/Wynn Resorts Capital Corp., 5.13%, due 10/1/2029	1,108,476 (a)
29,341,326
Environmental Control 0.3%
410,000	Clean Harbors, Inc., 5.13%, due 7/15/2029	390,473 (a)
1,805,000	Madison IAQ LLC, 5.88%, due 6/30/2029	1,514,009 (a)
1,904,482
Food 2.4%
Albertsons Cos., Inc./Safeway, Inc./New Albertsons LP/Albertsons LLC
335,000	5.88%, due 2/15/2028	326,206 (a)
2,820,000	6.50%, due 2/15/2028	2,808,917 (a)
1,030,000	3.50%, due 3/15/2029	896,668 (a)
965,000	4.88%, due 2/15/2030	885,388 (a)
Performance Food Group, Inc.
2,330,000	5.50%, due 10/15/2027	2,256,132 (a)
405,000	4.25%, due 8/1/2029	359,769 (a)
Pilgrim's Pride Corp.
3,015,000	4.25%, due 4/15/2031	2,607,965
1,300,000	3.50%, due 3/1/2032	1,049,490
3,320,000	6.25%, due 7/1/2033	3,296,870
1,525,000	TreeHouse Foods, Inc., 4.00%, due 9/1/2028	1,331,706
See Notes to Schedule of Investments

Schedule of Investments High Income Bond Fund^ (Unaudited)  (cont’d)
Principal Amount		Value

Food – cont'd
U.S. Foods, Inc.
$1,220,000	4.75%, due 2/15/2029	$1,122,104 (a)
1,030,000	4.63%, due 6/1/2030	926,433 (a)
17,867,648
Forest Products & Paper 0.3%
1,745,000	Ahlstrom Holding 3 Oy, 4.88%, due 2/4/2028	1,446,787 (a)
1,010,000	Glatfelter Corp., 4.75%, due 11/15/2029	698,163 (a)
2,144,950
Hand - Machine Tools 0.4%
3,315,000	Regal Rexnord Corp., 6.40%, due 4/15/2033	3,306,197 (a)
Healthcare - Products 0.7%
750,000	Hologic, Inc., 4.63%, due 2/1/2028	712,904 (a)
Medline Borrower LP
3,835,000	3.88%, due 4/1/2029	3,358,203 (a)
1,380,000	5.25%, due 10/1/2029	1,224,306 (a)
5,295,413
Healthcare - Services 3.2%
Catalent Pharma Solutions, Inc.
540,000	3.13%, due 2/15/2029	450,598 (a)
545,000	3.50%, due 4/1/2030	456,438 (a)
CHS/Community Health Systems, Inc.
730,000	5.63%, due 3/15/2027	649,551 (a)
40,000	6.00%, due 1/15/2029	34,200 (a)
1,765,000	5.25%, due 5/15/2030	1,410,299 (a)
DaVita, Inc.
895,000	4.63%, due 6/1/2030	763,705 (a)
1,030,000	3.75%, due 2/15/2031	823,626 (a)
675,000	Encompass Health Corp., 4.50%, due 2/1/2028	627,001
2,905,000	Envision Healthcare Corp., 8.75%, due 10/15/2026	79,045 (a)(g)
390,000	Fortrea Holdings, Inc., 7.50%, due 7/1/2030	398,577 (a)
830,000	HealthEquity, Inc., 4.50%, due 10/1/2029	743,486 (a)
2,235,000	IQVIA, Inc., 5.00%, due 5/15/2027	2,155,216 (a)
805,000	LifePoint Health, Inc., 9.88%, due 8/15/2030	804,710 (a)(h)
Molina Healthcare, Inc.
1,180,000	4.38%, due 6/15/2028	1,081,973 (a)
2,840,000	3.88%, due 5/15/2032	2,369,204 (a)
1,480,000	Select Medical Corp., 6.25%, due 8/15/2026	1,467,388 (a)
Tenet Healthcare Corp.
1,490,000	4.88%, due 1/1/2026	1,442,097
1,115,000	5.13%, due 11/1/2027	1,058,796
1,910,000	6.13%, due 10/1/2028	1,819,447
1,455,000	6.13%, due 6/15/2030	1,413,896
3,145,000	6.75%, due 5/15/2031	3,123,980 (a)
1,390,000	U.S. Acute Care Solutions LLC, 6.38%, due 3/1/2026	1,214,624 (a)
24,387,857
Holding Companies - Diversified 0.2%
1,445,000	Benteler International AG, 10.50%, due 5/15/2028	1,464,869 (a)
See Notes to Schedule of Investments

Schedule of Investments High Income Bond Fund^ (Unaudited)  (cont’d)
Principal Amount		Value

Home Builders 0.9%
$2,285,000	KB Home, 7.25%, due 7/15/2030	$2,332,117
Mattamy Group Corp.
570,000	5.25%, due 12/15/2027	538,984 (a)
790,000	4.63%, due 3/1/2030	692,984 (a)
1,250,000	MDC Holdings, Inc., 2.50%, due 1/15/2031	980,530
375,000	Meritage Homes Corp., 5.13%, due 6/6/2027	362,917
1,280,000	Shea Homes LP/Shea Homes Funding Corp., 4.75%, due 2/15/2028	1,164,800
905,000	Tri Pointe Homes, Inc., 5.25%, due 6/1/2027	874,456
6,946,788
Insurance 2.7%
Alliant Holdings Intermediate LLC/Alliant Holdings Co.-Issuer
4,638,000	6.75%, due 10/15/2027	4,393,132 (a)
1,635,000	6.75%, due 4/15/2028	1,626,712 (a)
470,000	AmWINS Group, Inc., 4.88%, due 6/30/2029	431,195 (a)
AssuredPartners, Inc.
2,530,000	7.00%, due 8/15/2025	2,498,128 (a)
2,000,000	5.63%, due 1/15/2029	1,745,841 (a)
1,345,000	BroadStreet Partners, Inc., 5.88%, due 4/15/2029	1,201,120 (a)
1,321,000	GTCR AP Finance, Inc., 8.00%, due 5/15/2027	1,308,333 (a)
HUB International Ltd.
1,355,000	7.00%, due 5/1/2026	1,352,240 (a)
1,250,000	5.63%, due 12/1/2029	1,115,660 (a)
4,325,000	7.25%, due 6/15/2030	4,407,218 (a)
20,079,579
Internet 1.9%
1,850,000	EquipmentShare.com, Inc., 9.00%, due 5/15/2028	1,833,757 (a)
Gen Digital, Inc.
1,175,000	6.75%, due 9/30/2027	1,179,100 (a)
1,020,000	7.13%, due 9/30/2030	1,027,890 (a)
2,650,000	Match Group Holdings II LLC, 5.63%, due 2/15/2029	2,517,986 (a)
2,850,000	Newfold Digital Holdings Group, Inc., 6.00%, due 2/15/2029	2,101,875 (a)
Northwest Fiber LLC/Northwest Fiber Finance Sub, Inc.
2,255,000	4.75%, due 4/30/2027	1,962,651 (a)
1,190,000	6.00%, due 2/15/2028	940,100 (a)
2,730,000	Ziff Davis, Inc., 4.63%, due 10/15/2030	2,392,187 (a)
13,955,546
Iron - Steel 0.7%
ATI, Inc.
1,275,000	5.88%, due 12/1/2027	1,239,265
945,000	4.88%, due 10/1/2029	859,969
Carpenter Technology Corp.
75,000	6.38%, due 7/15/2028	73,854
1,725,000	7.63%, due 3/15/2030	1,759,397
1,520,000	TMS International Corp., 6.25%, due 4/15/2029	1,271,100 (a)
5,203,585
See Notes to Schedule of Investments

Schedule of Investments High Income Bond Fund^ (Unaudited)  (cont’d)
Principal Amount		Value

Leisure Time 2.1%
Carnival Corp.
$715,000	7.63%, due 3/1/2026	$705,358 (a)
1,035,000	5.75%, due 3/1/2027	957,386 (a)
2,275,000	9.88%, due 8/1/2027	2,378,492 (a)
2,625,000	Carnival Holdings Bermuda Ltd., 10.38%, due 5/1/2028	2,864,266 (a)
705,000	Carnival PLC, 7.88%, due 6/1/2027	715,646
950,000	Lindblad Expeditions Holdings, Inc., 9.00%, due 5/15/2028	980,999 (a)
130,000	Lindblad Expeditions LLC, 6.75%, due 2/15/2027	124,751 (a)
1,890,000	NCL Corp. Ltd., 5.88%, due 2/15/2027	1,840,534 (a)
Royal Caribbean Cruises Ltd.
3,295,000	5.50%, due 4/1/2028	3,105,529 (a)
2,230,000	7.25%, due 1/15/2030	2,254,117 (a)
15,927,078
Lodging 0.1%
810,000	Wyndham Hotels & Resorts, Inc., 4.38%, due 8/15/2028	741,308 (a)
Machinery - Construction & Mining 0.4%
1,425,000	Manitowoc Co., Inc., 9.00%, due 4/1/2026	1,417,875 (a)
1,745,000	Terex Corp., 5.00%, due 5/15/2029	1,623,670 (a)
3,041,545
Machinery - Diversified 0.9%
810,000	ATS Corp., 4.13%, due 12/15/2028	724,491 (a)
Chart Industries, Inc.
3,660,000	7.50%, due 1/1/2030	3,750,950 (a)
265,000	9.50%, due 1/1/2031	284,212 (a)
1,765,000	SPX FLOW, Inc., 8.75%, due 4/1/2030	1,627,683 (a)
6,387,336
Media 4.0%
CCO Holdings LLC/CCO Holdings Capital Corp.
4,210,000	5.00%, due 2/1/2028	3,890,592 (a)
1,670,000	6.38%, due 9/1/2029	1,596,822 (a)
1,830,000	4.75%, due 3/1/2030	1,586,183 (a)
1,310,000	4.25%, due 2/1/2031	1,076,940 (a)
735,000	7.38%, due 3/1/2031	730,812 (a)
880,000	4.75%, due 2/1/2032	726,536 (a)
1,840,000	4.50%, due 5/1/2032	1,500,269
1,150,000	4.25%, due 1/15/2034	883,914 (a)
CSC Holdings LLC
385,000	5.25%, due 6/1/2024	358,908
1,330,000	5.38%, due 2/1/2028	1,110,641 (a)
810,000	11.25%, due 5/15/2028	800,888 (a)
5,660,000	5.75%, due 1/15/2030	2,930,052 (a)
1,540,000	4.13%, due 12/1/2030	1,113,459 (a)
1,645,000	4.63%, due 12/1/2030	826,375 (a)
1,730,000	5.00%, due 11/15/2031	874,322 (a)
2,725,000	Diamond Sports Group LLC/Diamond Sports Finance Co., 5.38%, due 8/15/2026	85,156 (a)(g)
DISH DBS Corp.
605,000	7.75%, due 7/1/2026	391,133
1,035,000	5.25%, due 12/1/2026	847,670 (a)
2,380,000	5.13%, due 6/1/2029	1,195,950
See Notes to Schedule of Investments

Schedule of Investments High Income Bond Fund^ (Unaudited)  (cont’d)
Principal Amount		Value

Media – cont'd
$1,150,000	DISH Network Corp., 11.75%, due 11/15/2027	$1,157,565 (a)
McGraw-Hill Education, Inc.
1,255,000	5.75%, due 8/1/2028	1,101,890 (a)
1,460,000	8.00%, due 8/1/2029	1,255,600 (a)
1,125,000	Midcontinent Communications/Midcontinent Finance Corp., 5.38%, due 8/15/2027	1,061,126 (a)
1,085,000	Radiate Holdco LLC/Radiate Finance, Inc., 6.50%, due 9/15/2028	650,401 (a)
Sirius XM Radio, Inc.
1,327,000	4.13%, due 7/1/2030	1,092,877 (a)
1,550,000	3.88%, due 9/1/2031	1,213,583 (a)
30,059,664
Metal Fabricate - Hardware 0.3%
1,955,000	Advanced Drainage Systems, Inc., 6.38%, due 6/15/2030	1,935,260 (a)
Mining 2.0%
1,335,000	Arsenal AIC Parent LLC, 8.00%, due 10/1/2030	1,361,700 (a)(h)
First Quantum Minerals Ltd.
678,000	7.50%, due 4/1/2025	675,729 (a)
360,000	6.88%, due 3/1/2026	355,050 (a)
1,475,000	6.88%, due 10/15/2027	1,450,249 (a)
4,500,000	8.63%, due 6/1/2031	4,606,875 (a)
FMG Resources August 2006 Pty Ltd.
955,000	4.38%, due 4/1/2031	821,217 (a)
370,000	6.13%, due 4/15/2032	355,234 (a)
Hudbay Minerals, Inc.
2,505,000	4.50%, due 4/1/2026	2,375,439 (a)
2,980,000	6.13%, due 4/1/2029	2,854,780 (a)
14,856,273
Miscellaneous Manufacturer 0.3%
370,000	Amsted Industries, Inc., 5.63%, due 7/1/2027	358,900 (a)
2,125,000	Calderys Financing LLC, 11.25%, due 6/1/2028	2,185,562 (a)
2,544,462
Office - Business Equipment 0.3%
CDW LLC/CDW Finance Corp.
1,180,000	4.25%, due 4/1/2028	1,090,355
1,290,000	3.57%, due 12/1/2031	1,091,895
2,182,250
Oil & Gas 5.3%
Ascent Resources Utica Holdings LLC/ARU Finance Corp.
1,140,000	7.00%, due 11/1/2026	1,114,946 (a)
539,000	9.00%, due 11/1/2027	672,054 (a)
2,325,000	8.25%, due 12/31/2028	2,308,978 (a)
3,490,000	5.88%, due 6/30/2029	3,150,407 (a)
990,000	Callon Petroleum Co., 7.50%, due 6/15/2030	961,109 (a)
2,955,000	Chesapeake Energy Corp., 6.75%, due 4/15/2029	2,941,835 (a)
Civitas Resources, Inc.
1,825,000	8.38%, due 7/1/2028	1,877,122 (a)
2,150,000	8.75%, due 7/1/2031	2,225,250 (a)
See Notes to Schedule of Investments

Schedule of Investments High Income Bond Fund^ (Unaudited)  (cont’d)
Principal Amount		Value

Oil & Gas – cont'd
Comstock Resources, Inc.
$3,260,000	6.75%, due 3/1/2029	$3,040,826 (a)
4,075,000	5.88%, due 1/15/2030	3,607,129 (a)
Hilcorp Energy I LP/Hilcorp Finance Co.
630,000	6.25%, due 11/1/2028	603,077 (a)
567,000	5.75%, due 2/1/2029	524,475 (a)
885,000	6.00%, due 4/15/2030	818,035 (a)
998,000	6.00%, due 2/1/2031	903,779 (a)
Nabors Industries Ltd.
490,000	7.25%, due 1/15/2026	471,752 (a)
485,000	7.50%, due 1/15/2028	444,860 (a)
1,995,000	Nabors Industries, Inc., 7.38%, due 5/15/2027	1,951,070 (a)
2,430,000	Noble Finance II LLC, 8.00%, due 4/15/2030	2,499,862 (a)
2,015,000	Northern Oil & Gas, Inc., 8.13%, due 3/1/2028	1,999,888 (a)
Occidental Petroleum Corp.
265,000	7.50%, due 5/1/2031	290,970
795,000	4.63%, due 6/15/2045	616,324
Permian Resources Operating LLC
655,000	5.38%, due 1/15/2026	628,800 (a)
1,810,000	5.88%, due 7/1/2029	1,725,021 (a)
2,710,000	Rockcliff Energy II LLC, 5.50%, due 10/15/2029	2,481,675 (a)
1,765,000	Valaris Ltd., 8.38%, due 4/30/2030	1,805,948 (a)
39,665,192
Packaging & Containers 3.6%
Ardagh Metal Packaging Finance USA LLC/Ardagh Metal Packaging Finance PLC
1,965,000	6.00%, due 6/15/2027	1,939,009 (a)
375,000	4.00%, due 9/1/2029	306,714 (a)
Ardagh Packaging Finance PLC/Ardagh Holdings USA, Inc.
2,035,000	4.13%, due 8/15/2026	1,906,314 (a)
3,055,000	5.25%, due 8/15/2027	2,621,972 (a)
500,000	5.25%, due 8/15/2027	429,128 (a)
Ball Corp.
860,000	6.00%, due 6/15/2029	860,000
430,000	2.88%, due 8/15/2030	354,737
2,000,000	Berry Global, Inc., 5.63%, due 7/15/2027	1,950,984 (a)
375,000	Crown Americas LLC/Crown Americas Capital Corp. VI, 4.75%, due 2/1/2026	362,510
1,100,000	Intelligent Packaging Ltd. Finco, Inc./Intelligent Packaging Ltd. Co.-Issuer LLC, 6.00%, due 9/15/2028	973,423 (a)
Mauser Packaging Solutions Holding Co.
1,660,000	7.88%, due 8/15/2026	1,655,520 (a)
4,635,000	9.25%, due 4/15/2027	4,306,145 (a)
2,515,000	Pactiv Evergreen Group Issuer LLC/Pactiv Evergreen Group Issuer, Inc., 4.38%, due 10/15/2028	2,223,242 (a)
180,000	Pactiv Evergreen Group Issuer, Inc./Pactiv Evergreen Group Issuer LLC, 4.00%, due 10/15/2027	162,106 (a)
780,000	Sealed Air Corp., 4.00%, due 12/1/2027	718,579 (a)
1,515,000	Sealed Air Corp./Sealed Air Corp. U.S., 6.13%, due 2/1/2028	1,508,196 (a)
1,390,000	Trident TPI Holdings, Inc., 12.75%, due 12/31/2028	1,471,909 (a)
Trivium Packaging Finance BV
1,335,000	5.50%, due 8/15/2026	1,268,369 (a)
2,370,000	8.50%, due 8/15/2027	2,279,853 (a)
27,298,710
See Notes to Schedule of Investments

Schedule of Investments High Income Bond Fund^ (Unaudited)  (cont’d)
Principal Amount		Value

Pharmaceuticals 1.1%
$3,410,000	180 Medical, Inc., 3.88%, due 10/15/2029	$2,985,564 (a)
Bausch Health Cos., Inc.
1,065,000	5.50%, due 11/1/2025	958,500 (a)
560,000	9.00%, due 12/15/2025	512,718 (a)
660,000	6.13%, due 2/1/2027	433,327 (a)
345,000	5.75%, due 8/15/2027	221,794 (a)
2,720,000	Teva Pharmaceutical Finance Netherlands III BV, 7.88%, due 9/15/2029	2,831,477
7,943,380
Pipelines 8.1%
Antero Midstream Partners LP/Antero Midstream Finance Corp.
915,000	7.88%, due 5/15/2026	934,308 (a)
1,285,000	5.75%, due 3/1/2027	1,242,980 (a)
800,000	5.38%, due 6/15/2029	749,972 (a)
Buckeye Partners LP
715,000	4.35%, due 10/15/2024	696,231
1,385,000	4.50%, due 3/1/2028	1,250,877 (a)
2,520,000	5.85%, due 11/15/2043	1,949,018
2,670,000	5.60%, due 10/15/2044	1,975,800
4,795,000	CQP Holdco LP/BIP-V Chinook Holdco LLC, 5.50%, due 6/15/2031	4,361,145 (a)
Crestwood Midstream Partners LP/Crestwood Midstream Finance Corp.
245,000	5.75%, due 4/1/2025	241,328
966,000	5.63%, due 5/1/2027	917,700 (a)
1,650,000	6.00%, due 2/1/2029	1,555,125 (a)
1,239,000	8.00%, due 4/1/2029	1,259,692 (a)
1,380,000	7.38%, due 2/1/2031	1,376,498 (a)
3,230,000	DT Midstream, Inc., 4.13%, due 6/15/2029	2,863,793 (a)
1,055,000	EnLink Midstream LLC, 6.50%, due 9/1/2030	1,061,890 (a)
EQM Midstream Partners LP
480,000	6.00%, due 7/1/2025	476,563 (a)
955,000	4.13%, due 12/1/2026	896,795
925,000	7.50%, due 6/1/2027	938,771 (a)
520,000	6.50%, due 7/1/2027	517,526 (a)
1,610,000	4.50%, due 1/15/2029	1,471,309 (a)
910,000	7.50%, due 6/1/2030	938,401 (a)
Genesis Energy LP/Genesis Energy Finance Corp.
1,350,000	6.50%, due 10/1/2025	1,337,357
1,010,000	6.25%, due 5/15/2026	963,815
950,000	7.75%, due 2/1/2028	923,913
165,000	8.88%, due 4/15/2030	164,577
2,120,000	Harvest Midstream I LP, 7.50%, due 9/1/2028	2,083,507 (a)
Howard Midstream Energy Partners LLC
2,185,000	6.75%, due 1/15/2027	2,107,725 (a)
1,470,000	8.88%, due 7/15/2028	1,503,222 (a)
3,545,000	ITT Holdings LLC, 6.50%, due 8/1/2029	3,031,847 (a)
2,965,000	Kinetik Holdings LP, 5.88%, due 6/15/2030	2,850,106 (a)
New Fortress Energy, Inc.
1,940,000	6.75%, due 9/15/2025	1,847,487 (a)
6,880,000	6.50%, due 9/30/2026	6,312,794 (a)
4,025,000	Summit Midstream Holdings LLC/Summit Midstream Finance Corp., 9.00%, due 10/15/2026	3,954,515 (a)
See Notes to Schedule of Investments

Schedule of Investments High Income Bond Fund^ (Unaudited)  (cont’d)
Principal Amount		Value

Pipelines – cont'd
Tallgrass Energy Partners LP/Tallgrass Energy Finance Corp.
$725,000	7.50%, due 10/1/2025	$726,269 (a)
645,000	6.00%, due 3/1/2027	611,224 (a)
1,725,000	5.50%, due 1/15/2028	1,587,000 (a)
750,000	6.00%, due 12/31/2030	665,741 (a)
635,000	6.00%, due 9/1/2031	552,425 (a)
Venture Global LNG, Inc.
955,000	8.13%, due 6/1/2028	970,644 (a)
950,000	8.38%, due 6/1/2031	963,981 (a)
60,833,871
Real Estate 0.6%
Realogy Group LLC/Realogy Co.-Issuer Corp.
1,565,000	5.75%, due 1/15/2029	1,158,032 (a)
4,990,000	5.25%, due 4/15/2030	3,595,384 (a)
4,753,416
Real Estate Investment Trusts 3.6%
1,215,000	American Tower Corp., 2.95%, due 1/15/2051	759,297
EPR Properties
860,000	4.50%, due 4/1/2025	817,148
1,070,000	3.75%, due 8/15/2029	878,676
Iron Mountain, Inc.
1,696,000	4.88%, due 9/15/2027	1,590,780 (a)
2,449,000	5.25%, due 3/15/2028	2,297,193 (a)
1,305,000	5.00%, due 7/15/2028	1,208,450 (a)
895,000	4.88%, due 9/15/2029	807,307 (a)
1,000,000	5.25%, due 7/15/2030	904,001 (a)
1,190,000	5.63%, due 7/15/2032	1,072,075 (a)
1,020,000	MPT Operating Partnership LP/MPT Finance Corp., 5.00%, due 10/15/2027	893,962
1,325,000	Necessity Retail REIT, Inc./American Finance Operating Partner LP, 4.50%, due 9/30/2028	1,026,875 (a)
Park Intermediate Holdings LLC/PK Domestic Property LLC/PK Finance Co.-Issuer
1,540,000	5.88%, due 10/1/2028	1,420,650 (a)
1,360,000	4.88%, due 5/15/2029	1,188,300 (a)
RHP Hotel Properties LP/RHP Finance Corp.
1,310,000	7.25%, due 7/15/2028	1,329,686 (a)
1,130,000	4.50%, due 2/15/2029	1,007,112 (a)
2,125,000	RLJ Lodging Trust LP, 4.00%, due 9/15/2029	1,781,175 (a)
860,000	SBA Communications Corp., 3.88%, due 2/15/2027	792,293
680,000	Service Properties Trust, 3.95%, due 1/15/2028	532,566
770,000	Starwood Property Trust, Inc., 3.75%, due 12/31/2024	735,350 (a)
3,080,000	Uniti Group LP/Uniti Group Finance, Inc./CSL Capital LLC, 10.50%, due 2/15/2028	3,061,582 (a)
1,015,000	VICI Properties LP/VICI Note Co., Inc., 4.13%, due 8/15/2030	900,041 (a)
1,960,000	XHR LP, 6.38%, due 8/15/2025	1,926,995 (a)
26,931,514
Retail 3.0%
1011778 BC ULC/New Red Finance, Inc.
1,585,000	3.88%, due 1/15/2028	1,451,590 (a)
560,000	3.50%, due 2/15/2029	492,109 (a)
2,045,000	4.00%, due 10/15/2030	1,757,375 (a)
See Notes to Schedule of Investments

Schedule of Investments High Income Bond Fund^ (Unaudited)  (cont’d)
Principal Amount		Value

Retail – cont'd
Bath & Body Works, Inc.
$1,140,000	6.63%, due 10/1/2030	$1,101,677 (a)
855,000	6.88%, due 11/1/2035	793,510
1,475,000	Beacon Roofing Supply, Inc., 6.50%, due 8/1/2030	1,478,688 (a)
1,845,000	Foot Locker, Inc., 4.00%, due 10/1/2029	1,434,395 (a)
2,150,000	GYP Holdings III Corp., 4.63%, due 5/1/2029	1,920,380 (a)
Macy's Retail Holdings LLC
965,000	5.88%, due 4/1/2029	896,437 (a)
1,205,000	5.88%, due 3/15/2030	1,088,236 (a)
1,600,000	4.50%, due 12/15/2034	1,167,274
353,000	5.13%, due 1/15/2042	243,570
1,505,000	NMG Holding Co., Inc./Neiman Marcus Group LLC, 7.13%, due 4/1/2026	1,406,599 (a)
1,155,000	PetSmart, Inc./PetSmart Finance Corp., 7.75%, due 2/15/2029	1,126,656 (a)
1,015,000	SRS Distribution, Inc., 6.13%, due 7/1/2029	890,610 (a)
1,360,000	Victoria's Secret & Co., 4.63%, due 7/15/2029	1,020,427 (a)
1,485,000	White Cap Parent LLC, 8.25% Cash/9.00% PIK, due 3/15/2026	1,430,805 (a)(d)
Yum! Brands, Inc.
1,530,000	4.75%, due 1/15/2030	1,427,046 (a)
420,000	3.63%, due 3/15/2031	360,004
1,195,000	4.63%, due 1/31/2032	1,082,513
22,569,901
Semiconductors 0.2%
980,000	Amkor Technology, Inc., 6.63%, due 9/15/2027	982,564 (a)
640,000	ON Semiconductor Corp., 3.88%, due 9/1/2028	579,680 (a)
1,562,244
Software 1.6%
2,600,000	AthenaHealth Group, Inc., 6.50%, due 2/15/2030	2,203,008 (a)
2,155,000	Central Parent, Inc./CDK Global, Inc., 7.25%, due 6/15/2029	2,131,260 (a)
1,433,000	Consensus Cloud Solutions, Inc., 6.50%, due 10/15/2028	1,239,551 (a)
1,080,000	Fair Isaac Corp., 5.25%, due 5/15/2026	1,059,750 (a)
1,200,000	MSCI, Inc., 4.00%, due 11/15/2029	1,091,995 (a)
960,000	Open Text Holdings, Inc., 4.13%, due 12/1/2031	795,741 (a)
1,090,000	Oracle Corp., 3.60%, due 4/1/2050	774,526
Rackspace Technology Global, Inc.
4,395,000	3.50%, due 2/15/2028	1,965,844 (a)
3,255,000	5.38%, due 12/1/2028	901,293 (a)
12,162,968
Telecommunications 3.2%
3,005,000	Altice France Holding SA, 6.00%, due 2/15/2028	1,118,331 (a)
Altice France SA
2,540,000	5.50%, due 1/15/2028	1,863,806 (a)
1,450,000	5.50%, due 10/15/2029	1,029,510 (a)
1,440,000	Ciena Corp., 4.00%, due 1/31/2030	1,260,144 (a)
3,130,000	CommScope Technologies LLC, 5.00%, due 3/15/2027	2,087,688 (a)
CommScope, Inc.
830,000	8.25%, due 3/1/2027	628,331 (a)
1,160,000	4.75%, due 9/1/2029	893,649 (a)
See Notes to Schedule of Investments

Schedule of Investments High Income Bond Fund^ (Unaudited)  (cont’d)
Principal Amount		Value

Telecommunications – cont'd
	Frontier Communications Holdings LLC
$630,000	5.00%, due 5/1/2028	$533,867 (a)
1,500,000	5.88%, due 11/1/2029	1,099,839
1,710,000	8.75%, due 5/15/2030	1,649,781 (a)
	Iliad Holding SASU
1,050,000	6.50%, due 10/15/2026	1,006,280 (a)
910,000	7.00%, due 10/15/2028	854,346 (a)
	Level 3 Financing, Inc.
2,274,000	4.63%, due 9/15/2027	1,727,457 (a)
2,710,000	3.75%, due 7/15/2029	1,776,894 (a)
1,115,000	3.88%, due 11/15/2029	948,486 (a)
1,848,000	10.50%, due 5/15/2030	1,914,279 (a)
655,000	Lumen Technologies, Inc., 4.00%, due 2/15/2027	430,754 (a)
	Telecom Italia Capital SA
880,000	6.38%, due 11/15/2033	744,767
440,000	7.20%, due 7/18/2036	377,978
2,315,000	Vmed O2 U.K. Financing I PLC, 4.75%, due 7/15/2031	1,954,137 (a)
530,000	Zayo Group Holdings, Inc., 4.00%, due 3/1/2027	379,033 (a)
		24,279,357
Transportation 0.4%
	XPO, Inc.
2,250,000	6.25%, due 6/1/2028	2,225,839 (a)
900,000	7.13%, due 6/1/2031	910,695 (a)
		3,136,534
Trucking & Leasing 0.2%
1,142,000	AerCap Global Aviation Trust, 6.50%, due 6/15/2045	1,115,153 (a)(e)
Water 0.3%
2,310,000	Solaris Midstream Holdings LLC, 7.63%, due 4/1/2026	2,264,666 (a)
Total Corporate Bonds (Cost $687,868,924)		656,298,956

Loan Assignments(b) 4.8%
Aerospace & Defense 0.4%
969,946	Peraton Corp., Term Loan B, (1 mo. USD Term SOFR + 3.75%), 9.17%, due 2/1/2028	960,858
1,895,250	TransDigm, Inc., Term Loan I, (3 mo. USD Term SOFR + 3.25%), 8.49%, due 8/24/2028	1,895,837
		2,856,695
Building Materials 0.1%
1,100,782	Standard Industries, Inc., Term Loan B, (1 mo. USD Term SOFR + 2.50%), 7.91%, due 9/22/2028	1,102,026
Business Equipment & Services 0.4%
970,088	AppLovin Corp., Term Loan B, (1 mo. USD Term SOFR + 3.10%), due 10/25/2028	968,526 (h)(i)
1,428,632	Cyxtera DC Holdings, Inc., Term Loan B, (3 mo. USD Term SOFR + 3.00%), 8.33%, due 5/1/2024	775,633 (g)
965,101	Tempo Acquisition LLC, Term Loan B, (1 mo. USD Term SOFR + 3.00%), 8.32%, due 8/31/2028	966,085
		2,710,244
Chemicals & Plastics 0.2%
975,000	Ineos U.S. Finance LLC, Term Loan B, (1 mo. USD Term SOFR + 3.50%), 8.92%, due 2/18/2030	963,427
573,791	Starfruit Finco BV, Term Loan B, (3 mo. USD Term SOFR + 2.75%), 8.07%, due 10/1/2025	571,640
		1,535,067
See Notes to Schedule of Investments

Schedule of Investments High Income Bond Fund^ (Unaudited)  (cont’d)
Principal Amount		Value

Containers & Glass Products 0.2%
$1,430,000	Trident TPI Holdings, Inc., Term Loan, (3 mo. USD Term SOFR + 4.50%), 9.74%, due 9/15/2028	$1,423,751
Diversified Insurance 0.3%
2,425,795	Gainwell Acquisition Corp., Term Loan B, (3 mo. USD Term SOFR + 4.00%), 9.34%, due 10/1/2027	2,382,737
Entertainment 0.1%
965,126	Great Canadian Gaming Corp., Term Loan, (3 mo. USD LIBOR + 4.00%), 9.52%, due 11/1/2026	964,122
Financial Intermediaries 0.2%
1,550,877	Starwood Property Trust, Inc., Term Loan B3, (1 mo. USD Term SOFR + 3.25%), 8.67%, due 7/26/2026	1,541,184
Food Service 0.1%
505,735	Aramark Services, Inc., Term Loan B, (1 mo. USD Term SOFR + 2.50%), 7.93%, due 4/6/2028	504,218
Health Care 1.1%
5,885,000	Parexel International Corp., Second Lien Term Loan, (1 mo. USD Term SOFR + 6.50%), 11.93%, due 11/15/2029	5,414,200 (j)
2,047,741	Team Health Holdings, Inc., Term Loan B, (1 mo. USD Term SOFR + 5.25%), 10.57%, due 3/2/2027	1,396,846
1,066,370	Verscend Holding Corp., Term Loan B, (1 mo. USD Term SOFR + 4.00%), 9.43%, due 8/27/2025	1,064,590
		7,875,636
Industrial Equipment 0.3%
1,404,590	Engineered Machinery Holdings, Inc., Second Lien Term Loan, (3 mo. USD LIBOR + 6.00%), 11.54%, due 5/21/2029	1,327,337 (j)
965,051	Gates Global LLC, Term Loan B3, (1 mo. USD Term SOFR + 2.50%), 7.92%, due 3/31/2027	962,185
		2,289,522
Lodging & Casinos 0.3%
2,009,900	GVC Holdings (Gibraltar) Ltd., Term Loan B2, (6 mo. USD Term SOFR + 3.50%), 8.44%, due 10/31/2029	2,005,961
Nonferrous Metals - Minerals 0.2%
1,796,691	U.S. Silica Co., Term Loan B, (1 mo. USD Term SOFR + 4.75%), 10.17%, due 3/25/2030	1,795,792
Oil & Gas 0.2%
1,721,359	Waterbridge Midstream Operating LLC, Term Loan B, (3 mo. USD Term SOFR + 5.75%), 11.36%, due 6/22/2026	1,722,581
Retailers (except food & drug) 0.3%
2,136,780	Petco Health & Wellness Co., Inc., Term Loan B, (3 mo. USD Term SOFR + 3.25%), 8.75%, due 3/3/2028	2,128,148
Textiles, Apparel & Luxury Goods 0.2%
1,539,284	Crocs, Inc., Term Loan B, (1 mo. USD Term SOFR + 3.50%, 3 mo. USD Term SOFR + 3.50%), 8.89% – 8.92%, due 2/20/2029	1,540,730 (k)
Utilities 0.2%
	Lightstone Holdco LLC
1,783,269	Term Loan B, (1 mo. USD Term SOFR + 5.75%), 11.07%, due 1/29/2027	1,605,316
100,853	Term Loan C, (1 mo. USD Term SOFR + 5.75%), 11.07%, due 1/29/2027	90,789
		1,696,105
Total Loan Assignments (Cost $37,649,584)		36,074,519
See Notes to Schedule of Investments

Schedule of Investments High Income Bond Fund^ (Unaudited)  (cont’d)
Principal Amount		Value

Convertible Bonds 0.2%
Media 0.2%
$2,840,000	DISH Network Corp., 3.38%, due 8/15/2026 (Cost $2,669,766)	$1,574,780
Number of Shares

Short-Term Investments 4.4%
Investment Companies 4.4%
32,773,678	State Street Institutional U.S. Government Money Market Fund Premier Class, 5.19%(l) (Cost $32,773,678)	32,773,678
Total Investments 99.0% (Cost $778,765,713)		744,641,905
Other Assets Less Liabilities 1.0%		7,831,378 (m)(n)
Net Assets 100.0%		$752,473,283

(a)
Securities were purchased under Rule 144A of the Securities Act of 1933, as amended, or are otherwise restricted and, unless registered under the Securities Act of 1933 or exempted from registration, may only be sold to qualified institutional investors or may have other restrictions on resale. At July 31, 2023, these securities amounted to $564,708,811, which represents 75.0% of net assets of the Fund.

(b)	Variable or floating rate security. The interest rate shown was the current rate as of July 31, 2023 and changes periodically.
(c)	Represents less than 0.05% of net assets of the Fund.
(d)	Payment-in-kind (PIK) security.
(e)	Security issued at a fixed coupon rate, which converts to a variable rate at a future date. Rate shown is the rate in effect as of period end.
(f)	Perpetual security. Perpetual securities have no stated maturity date, but they may be called/redeemed by the issuer. The date shown reflects the next call date.
(g)	Defaulted security.
(h)	When-issued security. Total value of all such securities at July 31, 2023 amounted to $3,134,936, which represents 0.4% of net assets of the Fund.
(i)	All or a portion of this security had not settled as of July 31, 2023 and thus may not have an interest rate in effect. Interest rates do not take effect until settlement.
(j)	Value determined using significant unobservable inputs.
(k)	The stated interest rates represent the range of rates at July 31, 2023 of the underlying contracts within the Loan Assignment.
(l)	Represents 7-day effective yield as of July 31, 2023.
(m)	Includes the impact of the Fund’s open positions in derivatives at July 31, 2023.
(n)	As of July 31, 2023, the value of unfunded note commitments was $24 for the Fund (see Notes to Schedule of Investments).
See Notes to Schedule of Investments

Schedule of Investments High Income Bond Fund^ (Unaudited)  (cont’d)

POSITIONS BY COUNTRY
Country	Investments at Value	Percentage of Net Assets
United States	$617,013,922	82.0%
Canada	21,105,706	2.8%
Cayman Islands	16,394,305	2.2%
United Kingdom	10,191,494	1.4%
France	7,440,163	1.0%
Zambia	7,087,903	0.9%
Switzerland	6,247,273	0.8%
Germany	4,002,409	0.5%
Netherlands	3,548,222	0.5%
Luxembourg	3,469,755	0.5%
Israel	2,831,477	0.4%
Ireland	2,407,886	0.3%
Chile	2,053,965	0.3%
Jersey	1,720,650	0.2%
Austria	1,464,869	0.2%
Finland	1,446,787	0.2%
Australia	1,176,451	0.2%
Czech Republic	1,142,245	0.1%
Italy	1,122,745	0.1%
Short-Term Investments and Other Assets—Net	40,605,056	5.4%
	$752,473,283	100.0%
See Notes to Schedule of Investments

Schedule of Investments High Income Bond Fund^ (Unaudited)  (cont’d)
Derivative Instruments
Total return swap contracts ("total return swaps")
At July 31, 2023, the Fund had outstanding total return swaps as follows:
Over-the-counter total return swaps—Long(a)

Counterparty	Reference Entity	Notional Amount		Maturity Date	Variable Rate(b)	Spread	Reference Rate	Frequency of Fund Receipt/ Payment	Unrealized Appreciation/ (Depreciation)	Accrued Net Interest Receivable/ (Payable)	Value
GSI	iBoxx USD Liquid High Yield Index	USD	10,184,106	9/20/2023	5.31%	—%	SOFR	T/3M	$184,106	$(59,513)	$124,593
Total									$184,106	$(59,513)	$124,593

(a)	The Fund pays a specified rate based on a reference rate plus or minus a spread, and receives the total return on the reference entity.
(b)	Effective rate at July 31, 2023.
The following is a summary, categorized by Level (see the Notes to Schedule of Investments), of inputs used to value the Fund’s investments as of July 31, 2023:
Asset Valuation Inputs	Level 1	Level 2	Level 3(a)	Total
Investments:
Asset-Backed Securities	$—	$17,919,972	$—	$17,919,972
Corporate Bonds#	—	656,298,956	—	656,298,956
Loan Assignments
Health Care	—	2,461,436	5,414,200	7,875,636
Industrial Equipment	—	962,185	1,327,337	2,289,522
Other Loan Assignments#	—	25,909,361	—	25,909,361
Total Loan Assignments	—	29,332,982	6,741,537	36,074,519
Convertible Bonds#	—	1,574,780	—	1,574,780
Short-Term Investments	—	32,773,678	—	32,773,678
Total Investments	$—	$737,900,368	$6,741,537	$744,641,905

#	The Schedule of Investments provides information on the industry or sector categorization as well as a Positions by Country summary.
(a)	The following is a reconciliation between the beginning and ending balances of investments in which unobservable inputs (Level 3) were used in determining value:

(000's omitted)	Beginning balance as of 11/1/2022	Accrued discounts/ (premiums)	Realized gain/(loss)	Change in unrealized appreciation/ (depreciation)	Purchases	Sales	Transfers into Level 3	Transfers out of Level 3	Balance as of 7/31/2023	Net change in unrealized appreciation/ (depreciation) from investments still held as of 7/31/2023
Investments in Securities:
Loan Assignments(1)	$—	$11	$—	$(116)	$1,315	$—	$5,532	$—	$6,742	$(116)
Total	$—	$11	$—	$(116)	$1,315	$—	$5,532	$—	$6,742	$(116)
(1) Securities categorized as Level 3 were valued using a single quotation obtained from a dealer. The
Fund does not have access to unobservable inputs and therefore cannot disclose such inputs used in formulating such quotation.

See Notes to Schedule of Investments

Schedule of Investments High Income Bond Fund^ (Unaudited)  (cont’d)
The following is a summary, categorized by Level (see the Notes to Schedule of Investments), of inputs used to value the Fund’s derivatives as of July 31, 2023:
Other Financial Instruments	Level 1	Level 2	Level 3	Total
Swaps
Assets	$—	$124,593	$—	$124,593
Total	$—	$124,593	$—	$124,593

^  A balance indicated with a "—", reflects either a zero balance or an amount that rounds to less than 1.
See Notes to Schedule of Investments

Schedule of Investments Municipal High Income Fund^ (Unaudited)
July 31, 2023

Principal Amount		Value
Municipal Notes 96.2%
Alabama 1.7%
$700,000	Black Belt Energy Gas District (Alabama Gas Prepay Gas Supply Revenue Project No. 5), Series 2020-A-1, 4.00%, due 10/1/2049 Putable 10/1/2026	$695,720
200,000	Black Belt Energy Gas District (Alabama Gas Prepay Gas Supply Revenue Project No. 7), Series 2021-C-1, 4.00%, due 12/1/2026	198,117
500,000	Sumter County Industrial Development Authority (Green Bond-Enviva, Inc.), Series 2022, 6.00%, due 7/15/2052 Putable 7/15/2032	338,239
		1,232,076
American Samoa 1.0%
750,000	American Samoa Economic Development Authority General Revenue, Series 2021-A, 5.00%, due 9/1/2038	737,866 (a)
Arizona 4.2%
500,000	Maricopa County Industrial Development Authority Education Refunding Revenue (Paradise School Project Paragon Management, Inc.), Series 2016, 5.00%, due 7/1/2036	497,159 (a)
1,500,000	Maricopa County Industrial Development Authority Exempt Facility Revenue (Commercial Metals Co. Project), Series 2022, 4.00%, due 10/15/2047	1,287,477 (a)
250,000	Navajo Nation Refunding Revenue, Series 2015-A, 5.00%, due 12/1/2025	253,584 (a)
500,000	Phoenix Industrial Development Authority Education Refunding Revenue (Great Hearts Academies), Series 2016-A, 5.00%, due 7/1/2046	488,670
500,000	Pima County Industrial Development Authority Education Refunding Revenue (American Leadership Academy Project), Series 2015, 5.38%, due 6/15/2035	504,696 (a)
		3,031,586
Arkansas 1.3%
990,000	Batesville Public Facilities Board Hospital Revenue Refunding (White River Health System, Inc.), Series 2020, 3.00%, due 6/1/2028	931,396
California 7.9%
265,000	California County Tobacco Securitization Agency Refunding Revenue, Series 2020-B-1, 5.00%, due 6/1/2049	269,319
	California Housing Finance Agency Municipal Certificate
940,534	Series 2019-A, 4.25%, due 1/15/2035	940,960
482,714	Series 2021-1-A, 3.50%, due 11/20/2035	451,981
250,000	California Municipal Finance Authority Charter School Lease Revenue (Santa Rosa Academy Project), Series 2015, 5.13%, due 7/1/2035	248,997 (a)
	California Municipal Finance Authority Charter School Revenue (John Adams Academics Project)
315,000	Series 2015-A, 4.50%, due 10/1/2025	310,964
400,000	Series 2019-A, 5.00%, due 10/1/2049	360,631 (a)
500,000	California Municipal Finance Authority Charter School Revenue (Palmdale Aerospace Academy Project), Series 2016, 5.00%, due 7/1/2031	504,020 (a)
400,000	California Municipal Finance Authority Revenue (Baptist University), Series 2015-A, 5.00%, due 11/1/2030	405,825 (a)
470,000	California State Pollution Control Financing Authority Solid Waste Disposal Revenue (Aemerage Redak Services Southern California LLC Project), Series 2016, 7.00%, due 12/1/2027	47,000 (a)(b)
250,000	California State Pollution Control Financing Authority Solid Waste Disposal Revenue (Calplant I Green Bond Project), Series 2019, 7.50%, due 12/1/2039	6,169 (a)(b)
250,000	California State Pollution Control Financing Authority Solid Waste Disposal Revenue (Green Bond-Rialto Bioenergy Facility LLC Project), Series 2019, 7.50%, due 12/1/2040	149,998 (a)(b)
500,000	California State School Finance Authority Charter School Revenue (Downtown College Prep-Obligation Group), Series 2016, 4.75%, due 6/1/2036	484,550 (a)
600,000	California State School Finance Authority Charter School Revenue (Rocketship Education), Series 2016-A, 5.00%, due 6/1/2031	601,831 (a)
See Notes to Schedule of Investments

Schedule of Investments Municipal High Income Fund^ (Unaudited)  (cont’d)
Principal Amount		Value
California – cont'd
$400,000	California Statewide Communities Development Authority Revenue Refunding (Lancer Education Student Housing Project), Series 2016-A, 5.00%, due 6/1/2036	$392,549 (a)
55,000	California Statewide Communities Development Authority Special Tax Revenue Refunding (Community Facility District No. 2007-01 Orinda Wilder Project), Series 2015, 4.50%, due 9/1/2025	55,413
500,000	Chino Valley Unified School District Genaral Obligation, Series 2020-B, (AGM Insured), 3.38%, due 8/1/2050	415,042
		5,645,249
Colorado 3.8%
391,000	Crystal Crossing Metropolitan District Refunding General Obligation, Series 2016, 4.50%, due 12/1/2026	386,690
500,000	Littleton Village Metropolitan District No. 2 Refunding General Obligation, Series 2015, 5.38%, due 12/1/2045	490,630
	Park Creek Metropolitan District Refunding Tax Allocation Revenue (Senior Ltd. Property Tax Supported)
250,000	Series 2015-A, 5.00%, due 12/1/2034	255,177
175,000	Series 2015-A, 5.00%, due 12/1/2035	177,689
500,000	Series 2015-A, 5.00%, due 12/1/2045	501,849
1,300,000	Pueblo Urban Renewal Authority Tax Increment Revenue (Evraz Project), Series 2021-A, 4.75%, due 12/1/2045	884,000 (a)
		2,696,035
Florida 3.2%
200,000	Capital Trust Agency Senior Living Revenue (H-Bay Ministries, Inc. Superior Residences-Third Tier), Series 2018-C, 7.50%, due 7/1/2053	4,000 (a)(b)
500,000	Capital Trust Agency Senior Living Revenue (Wonderful Foundations School Project), Series 2020-A-1, 5.00%, due 1/1/2055	390,183 (a)
650,000	Florida Development Finance Corp. Education Facilities Revenue Refunding (Pepin Academies, Inc.), Series 2016-A, 5.00%, due 7/1/2036	584,013
450,000	Florida State Development Finance Corp. Education Facilities Revenue (Renaissance Charter School, Inc. Project), Series 2015-A, 6.00%, due 6/15/2035	453,117 (a)
130,000	Florida State Housing Finance Corp. Revenue, Series 2015-1, (GNMA/FNMA/FHLMC Insured), 3.75%, due 7/1/2035	128,208
960,000	Village Community Development District No. 13 Special Assessment Revenue, Series 2019, 3.70%, due 5/1/2050	757,609
		2,317,130
Georgia 4.4%
	Main Street Natural Gas, Inc. Gas Supply Revenue
1,400,000	Series 2022-C, 4.00%, due 8/1/2052 Putable 11/1/2027	1,351,219 (a)
1,000,000	Series 2023-C, 5.00%, due 9/1/2053 Putable 9/1/2030	1,051,189
700,000	Municipal Electric Authority of Georgia Revenue (Plant Vogtle Units 3 & 4 Project M Bonds), Series 2023-A, 5.50%, due 7/1/2064	728,639
		3,131,047
Guam 0.5%
350,000	Guam Power Authority Revenue, Series 2022-A, 5.00%, due 10/1/2034	377,783
Hawaii 0.3%
250,000	Hawaii State Department of Budget & Finance Special Purpose Revenue Refunding, Series 2015-A, 5.00%, due 1/1/2035	229,734 (a)
Illinois 10.2%
	Chicago General Obligation
1,000,000	Series 2019-A, 5.00%, due 1/1/2044	1,020,245
500,000	Series 2019-A, 5.50%, due 1/1/2049	522,359
See Notes to Schedule of Investments

Schedule of Investments Municipal High Income Fund^ (Unaudited)  (cont’d)
Principal Amount		Value
Illinois – cont'd
$700,000	Series 2023-A, 5.50%, due 1/1/2043	$744,374
200,000	Chicago O'Hare International Airport Special Facility Revenue (Trips Obligated Group), Series 2018, 5.00%, due 7/1/2048	200,011
500,000	Chicago Refunding General Obligation, Series 2021-A, 4.00%, due 1/1/2035	493,823
500,000	Chicago Wastewater Transmission Revenue Refunding (Second Lien), Series 2008-C, 5.00%, due 1/1/2039	504,415
155,000	Chicago Waterworks Revenue (Second Lien Project), Series 2014, 5.00%, due 11/1/2027	157,621
400,000	Illinois Finance Authority Charter School Revenue (Intrinsic School-Belmont School Project), Series 2015-A, 5.75%, due 12/1/2035	408,431 (a)
425,000	Illinois Finance Authority Revenue Refunding (Rosalind Franklin University of Medicine & Science), Series 2017-A, 5.00%, due 8/1/2047	417,734
2,300,000	Illinois State General Obligation, Series 2021-A, 5.00%, due 3/1/2046	2,400,703
500,000	Upper Illinois River Valley Development Authority Revenue Refunding (Cambridge Lakes Learning Center), Series 2017-A, 5.25%, due 12/1/2047	437,852 (a)
		7,307,568
Indiana 0.5%
500,000	Indiana State Finance Authority Revenue (Greencroft Obligation Group), Series 2021-A, 4.00%, due 11/15/2043	372,547
Kansas 0.2%
145,000	Goddard Kansas Sales Tax Special Obligation Revenue (Olympic Park Star Bond Project), Series 2019, 3.60%, due 6/1/2030	137,310
Kentucky 2.7%
405,000	Kentucky Economic Development Finance Authority (Senior Next Generation Information Highway Project), Series 2015-A, 4.00%, due 7/1/2029	397,934
500,000	Kentucky Economic Development Finance Authority Revenue Refunding (Owensboro Health), Series 2017-A, 5.00%, due 6/1/2041	496,352
900,000	Kentucky Municipal Power Agency Power System Revenue Refunding (Prairie Saint Project), Series 2019, 4.00%, due 9/1/2045	814,231
200,000	Kentucky State Public Energy Authority Gas Supply Revenue, Series 2018-A, 4.00%, due 4/1/2048 Putable 4/1/2024	199,864
		1,908,381
Louisiana 0.9%
289,390	Louisiana Local Government Environmental Facilities & Community Development Authority Revenue (Lafourche Parish Gomesa Project), Series 2019, 3.95%, due 11/1/2043	256,023 (a)
400,000	Louisiana Local Government Environmental Facilities & Community Development Authority Revenue Refunding (Westside Habilitation Center Project), Series 2017-A, 5.75%, due 2/1/2032	380,413 (a)
		636,436
Maine 1.2%
1,000,000	Maine State Finance Authority (Green Bond-Go Lab Madison LLC Project), Series 2021, 8.00%, due 12/1/2051	656,102 (a)
200,000	Maine State Finance Authority Solid Waste Disposal Revenue (Casella Waste System Project), Series 2015, 5.13%, due 8/1/2035 Putable 8/1/2025	201,526 (a)
		857,628
Maryland 0.6%
	Baltimore Special Obligation Refunding Revenue Senior Lien (Harbor Point Project)
250,000	Series 2019-A, 3.63%, due 6/1/2046	201,315 (a)
200,000	Series 2022, 5.00%, due 6/1/2051	190,495
		391,810
See Notes to Schedule of Investments

Schedule of Investments Municipal High Income Fund^ (Unaudited)  (cont’d)
Principal Amount		Value
Massachusetts 1.4%
	Massachusetts State Education Financing Authority Revenue
$250,000	Series 2023-B, 4.25%, due 7/1/2044	$247,243
750,000	Series 2023-C, 5.00%, due 7/1/2053	738,475
		985,718
Michigan 3.6%
1,050,000	Detroit Social Bonds General Obligation, Series 2021-A, 4.00%, due 4/1/2042	937,400
1,500,000	Michigan State Strategic Fund Ltd. Obligation Revenue (Green Bond-Recycled Board Machine Project), Series 2021, 4.00%, due 10/1/2061 Putable 10/1/2026	1,490,691
400,000	Summit Academy Public School Academy Refunding Revenue, Series 2005, 6.38%, due 11/1/2035	160,000 (b)
		2,588,091
Minnesota 1.0%
500,000	Saint Paul Housing & Redevelopment Authority Charter School Lease Revenue (Academia Cesar Chavez School Project), Series 2015-A, 5.25%, due 7/1/2050	417,148
300,000	Saint Paul Housing & Redevelopment Authority Charter School Lease Revenue (Twin Cities Academy Project), Series 2015-A, 5.00%, due 7/1/2035	285,742
		702,890
Mississippi 0.4%
300,000	Mississippi Development Bank Special Obligation (Jackson Co. Gomesa Project), Series 2021, 3.63%, due 11/1/2036	270,654 (a)
Montana 1.0%
1,000,000	Gallatin County Industrial Development Revenue (Bozeman Fiber Project), Series 2021-A, 4.00%, due 10/15/2051	739,067 (a)
Nevada 0.6%
500,000	Director of the State of Nevada Department of Business & Industrial Revenue (Somerset Academy), Series 2015-A, 5.13%, due 12/15/2045	459,143 (a)
New Hampshire 0.8%
750,000	New Hampshire Business Finance Authority Revenue (Green Bond), Series 2020-B, 3.75%, due 7/1/2045 Putable 7/2/2040	584,973 (a)
New Jersey 2.1%
1,500,000	New Jersey Transportation Trust Fund Authority Revenue Refunding, Series 2023-AA, 4.25%, due 6/15/2044	1,508,382
New Mexico 0.8%
670,000	Winrock Town Center Tax Increment Development District No. 1 (Senior Lien), Series 2022, 4.25%, due 5/1/2040	563,060 (a)
New York 4.0%
	New York State Transportation Development Corp. Special Facility Revenue (Delta Airlines, Inc.-LaGuardia Airport Terminal C & D Redevelopment)
325,000	Series 2018, 5.00%, due 1/1/2028	336,061
500,000	Series 2020, 4.38%, due 10/1/2045	483,766
200,000	New York State Transportation Development Corp. Special Facility Revenue Refunding (American Airlines, Inc., John F. Kennedy International Airport Project), Series 2021, 3.00%, due 8/1/2031	177,428
705,000	Suffolk Tobacco Asset Securitization Corp. Refunding (Tobacco Settle Asset Backed Subordinated Bonds), Series 2021-B1, 4.00%, due 6/1/2050	688,196
500,000	Westchester County Local Development Corp. Revenue (Purchase Senior Learning Community, Inc. Project), Series 2021-A, 5.00%, due 7/1/2056	390,311 (a)
420,000	Westchester County Local Development Corp. Revenue Refunding (Kendal on Hudson Project), Series 2022-B, 5.00%, due 1/1/2051	394,377
See Notes to Schedule of Investments

Schedule of Investments Municipal High Income Fund^ (Unaudited)  (cont’d)
Principal Amount		Value
New York – cont'd
$420,000	Yonkers Economic Development Corp. Education Revenue (Charter School of Education Excellence Project), Series 2019-A, 5.00%, due 10/15/2039	$395,916
		2,866,055
Ohio 9.5%
450,000	Akron Bath Copley Joint Township Hospital District (Summa Health Systems Obligation), Series 2020, 4.00%, due 11/15/2035	429,292
1,740,000	Buckeye Tobacco Settlement Finance Authority Asset-Backed Senior Refunding Revenue, Series 2020-B-2, 5.00%, due 6/1/2055	1,617,194
740,000	Cleveland-Cuyahoga County Port Authority Tax Increment Finance Revenue Refunding (Senior-Flats East Bank Project), Series 2021-A, 4.00%, due 12/1/2055	628,219 (a)
500,000	Ohio State Air Quality Development Authority (Ohio Valley Electric Corp. Project), Series 2009-B, 1.38%, due 2/1/2026 Putable 11/1/2024	475,571
1,500,000	Ohio State Air Quality Development Authority Exempt Facilities Revenue (AMG Vanadium LLC), Series 2019, 5.00%, due 7/1/2049	1,371,892 (a)
1,500,000	Ohio State Air Quality Development Authority Revenue (Ohio Valley Electric Corp. Project), Series 2014-B, 2.60%, due 6/1/2041 Putable 10/1/2029	1,313,408
750,000	Ohio State Air Quality Development Authority Revenue Refunding (Ohio Valley Electric Corp. Project), Series 2019-A, 3.25%, due 9/1/2029	706,742
365,000	Southern Ohio Port Exempt Facility Authority Revenue (PureCycle Project), Series 2020-A, 7.00%, due 12/1/2042	272,282 (a)
		6,814,600
Oregon 1.3%
500,000	Portland General Obligation (Transportation Project), Series 2022-A, 2.25%, due 10/1/2041	361,649
750,000	Yamhill County Hospital Authority Refunding Revenue (Friends View), Series 2021-A, 5.00%, due 11/15/2051	575,227
		936,876
Pennsylvania 1.3%
750,000	Pennsylvania Economic Development Financing Authority Revenue (Bridges Finco LP), Series 2016, 5.00%, due 12/31/2038	758,153
400,000	Pennsylvania Economic Development Financing Authority Revenue Refunding (Tapestry Moon Senior Housing Project), Series 2018-A, 6.75%, due 12/1/2053	152,500 (a)(b)
		910,653
Puerto Rico 3.8%
	Puerto Rico Commonwealth General Obligation (Restructured)
9,423	Series 2021-A, 0.00%, due 7/1/2024	9,048
74,376	Series 2021-A, 0.00%, due 7/1/2033	45,321
64,367	Series 2021-A1, 5.38%, due 7/1/2025	65,837
63,784	Series 2021-A1, 5.63%, due 7/1/2027	67,030
62,750	Series 2021-A1, 5.63%, due 7/1/2029	67,048
60,948	Series 2021-A1, 5.75%, due 7/1/2031	66,420
57,794	Series 2021-A1, 4.00%, due 7/1/2033	54,835
51,950	Series 2021-A1, 4.00%, due 7/1/2035	47,988
44,586	Series 2021-A1, 4.00%, due 7/1/2037	39,946
60,620	Series 2021-A1, 4.00%, due 7/1/2041	52,015
813,045	Series 2021-A1, 4.00%, due 7/1/2046	676,574
	Puerto Rico Electric Power Authority Power Revenue
650,000	Series 2010-XX, 5.25%, due 7/1/2035	242,125 (b)
1,500,000	Series 2012-A, 5.00%, due 7/1/2042	558,750 (b)
	Puerto Rico Industrial Tourist Education Medical & Environmental Control Facilities Authority Revenue (Hospital Auxilio Mutuo Obligation Group Project)
550,000	Series 2021, 5.00%, due 7/1/2030	598,905
See Notes to Schedule of Investments

Schedule of Investments Municipal High Income Fund^ (Unaudited)  (cont’d)
Principal Amount		Value
Puerto Rico – cont'd
$100,000	Series 2021, 5.00%, due 7/1/2034	$109,317
		2,701,159
South Carolina 1.8%
500,000	Lancaster County Assessment Revenue Refunding (Walnut Creek Improvement District), Series 2016-A-1, 5.00%, due 12/1/2031	500,146
150,000	South Carolina Jobs Economic Development Authority Economic Development Revenue (River Park Senior Living Project), Series 2017-A, 7.75%, due 10/1/2057	160,174
300,000	South Carolina Jobs Economic Development Authority Solid Waste Disposal Revenue (AMT-Green Bond-Last Step Recycling LLC Project), Series 2021-A, 6.50%, due 6/1/2051	224,289 (a)
500,000	South Carolina Jobs Economic Development Authority Solid Waste Disposal Revenue (Green Bond-Jasper Pellets LLC Project), Series 2018-A, 7.00%, due 11/1/2038	225,000 #(a)(b)(c)(d)
500,000	South Carolina Jobs Economic Development Authority Solid Waste Disposal Revenue (RePower South Berkeley LLC Project), Series 2017, 6.25%, due 2/1/2045	200,000 (a)(b)
		1,309,609
Tennessee 0.5%
500,000	Metropolitan Government Nashville & Davidson County Health & Educational Facilities Board Revenue (Blakeford At Green Hills), Series 2020-A, 4.00%, due 11/1/2045	387,761
Texas 11.5%
750,000	Anson Educational Facilities Corp. Educational Revenue (Arlington Classics Academy), Series 2016-A, 5.00%, due 8/15/2045	752,664
500,000	Dallas Independent School District General Obligation, Series 2022, (PSF-GTD Insured), 2.75%, due 2/15/2052	362,628
95,000	Fort Bend County Industrial Development Corp. Revenue (NRG Energy, Inc.), Series 2012-A, 4.75%, due 5/1/2038	93,067
750,000	Hale Center Education Facilities Corp. Revenue Refunding (Wayland Baptist University Project), Series 2022, 5.00%, due 3/1/2033	789,430
	Hidalgo County Regional Mobility Authority Toll & Vehicle Registration Junior Lien Refunding
750,000	Series 2022-B, 4.00%, due 12/1/2037	685,387
755,000	Series 2022-B, 4.00%, due 12/1/2039	672,548
1,000,000	Series 2022-B, 4.00%, due 12/1/2040	878,902
	Houston Airport System Revenue (United Airlines, Inc. Terminal Improvement Project)
400,000	Series 2015-B-1, 5.00%, due 7/15/2030	402,580
750,000	Series 2021-B-1, 4.00%, due 7/15/2041	667,521
294,782	Mission Economic Development Corp. Water Supply Revenue (Green Bond-Environmental Water Minerals Project), Series 2015, 7.75%, due 1/1/2045	5,896 (a)(b)
500,000	New Hope Cultural Education Facilities Finance Corp. Revenue (Beta Academy), Series 2019-A, 5.00%, due 8/15/2049	449,056 (a)
500,000	New Hope Cultural Education Facilities Finance Corp. Senior Living Revenue (Cardinal Bay, Inc. Village On The Park Carriage), Series 2016-C, 5.50%, due 7/1/2046	225,000 (b)
500,000	New Hope Cultural Education Facilities Finance Corp. Student Housing Revenue (NCCD-College Station Properties LLC), Series 2015-A, 5.00%, due 7/1/2047	452,500 (b)
300,000	Port Beaumont Navigation District Dock & Wharf Facility Revenue Refunding (Jefferson Gulf Coast Energy Project), Series 2020-A, 3.63%, due 1/1/2035	239,468 (a)
500,000	Texas State Private Activity Bond Surface Transportation Corp. Revenue (Senior Lien-Blueridge Transportation Group LLC), Series 2016, 5.00%, due 12/31/2040	501,508
1,000,000	Texas State Private Activity Bond Surface Transportation Corp. Senior Lien Revenue Refunding (Senior North Tarrant Express Managed Lanes Project), Series 2019-A, 5.00%, due 12/31/2030	1,086,455
		8,264,610
Utah 1.7%
	Utah Infrastructure Agency Telecommunication Revenue
600,000	Series 2019-A, 4.00%, due 10/15/2036	546,444
See Notes to Schedule of Investments

Schedule of Investments Municipal High Income Fund^ (Unaudited)  (cont’d)
Principal Amount		Value
Utah – cont'd
$1,000,000	Series 2021-A, 3.00%, due 10/15/2045	$668,783
		1,215,227
Vermont 0.9%
500,000	Vermont Economic Development Authority Solid Waste Disposal Revenue (Casella Waste System, Inc.), Series 2013, 4.63%, due 4/1/2036 Putable 4/3/2028	492,858 (a)
180,000	Vermont Student Assistant Corp. Education Loan Revenue, Series 2015-A, 4.13%, due 6/15/2028	179,168
		672,026
Wisconsin 3.6%
300,000	Public Finance Authority Education Revenue (Resh Triangle High School Project), Series 2015-A, 5.38%, due 7/1/2035	300,768 (a)
500,000	Public Finance Authority Hospital Revenue (Carson Valley Medical Center), Series 2021-A, 4.00%, due 12/1/2051	394,614
411,673	Public Finance Authority Revenue (Goodwill Industries of Southern Nevada Project), Series 2015-A, 5.50%, due 12/1/2038	372,897
1,000,000	Public Finance Authority Revenue Refunding (Celanese Project), Series 2016-C, 4.30%, due 11/1/2030	991,957
500,000	Public Finance Authority Special Facility Revenue (Sky Harbour Capital LLC Aviation Facility Project), Series 2021, 4.00%, due 7/1/2041	377,880
200,000	Saint Croix Chippewa Indians of Wisconsin Refunding, Series 2021, 5.00%, due 9/30/2041	150,190 (a)
		2,588,306
Total Municipal Notes (Cost $78,330,142)		69,010,442
Number of Shares
Exchange-Traded Funds 1.4%
19,538	VanEck High Yield Muni ETF (Cost $999,693)	1,004,176
Total Investments 97.6% (Cost $79,329,835)		70,014,618
Other Assets Less Liabilities 2.4%		1,755,874
Net Assets 100.0%		$71,770,492

(a)
Securities were purchased under Rule 144A of the Securities Act of 1933, as amended, or are otherwise restricted and, unless registered under the Securities Act of 1933 or exempted from registration, may only be sold to qualified institutional investors or may have other restrictions on resale. At July 31, 2023, these securities amounted to $20,055,893, which represents 27.9% of net assets of the Fund.

(b)	Defaulted security.
(c)	Value determined using significant unobservable inputs.
(d)
Security fair valued as of July 31, 2023 in accordance with procedures approved by the valuation designee.
Total value of all such securities at July 31, 2023 amounted to $225,000, which represents 0.3% of net assets of the Fund.

#       This security has been deemed by Management to be illiquid, and is subject to restrictions on resale. Total value of all such securities at July 31, 2023 amounted to $225,000, which represents 0.3% of net assets of the Fund. Acquisition dates shown with a range, if any, represent a security that was acquired over the period shown.
See Notes to Schedule of Investments

Schedule of Investments Municipal High Income Fund^ (Unaudited)  (cont’d)
Restricted Security	Acquisition Date(s)	Acquisition Cost	Value as of 7/31/2023	Fair Value Percentage of Net Assets as of 7/31/2023
South Carolina Jobs Economic Development Authority Solid Waste Disposal Revenue (Green Bond-Jasper Pellets LLC Project)	12/4/2018-6/25/2020	$481,663	$225,000	0.3%
See Notes to Schedule of Investments

Schedule of Investments Municipal High Income Fund^ (Unaudited)  (cont’d)
The following is a summary, categorized by Level (see the Notes to Schedule of Investments), of inputs used to value the Fund’s investments as of July 31, 2023:
Asset Valuation Inputs	Level 1	Level 2	Level 3(a)	Total
Investments:
Municipal Notes
South Carolina	$—	$1,084,609	$225,000	$1,309,609
Other Municipal Notes#	—	67,700,833	—	67,700,833
Total Municipal Notes	—	68,785,442	225,000	69,010,442
Exchange-Traded Funds	1,004,176	—	—	1,004,176
Total Investments	$1,004,176	$68,785,442	$225,000	$70,014,618

#	The Schedule of Investments provides information on the state/territory or industry categorization.
(a)	The following is a reconciliation between the beginning and ending balances of investments in which unobservable inputs (Level 3) were used in determining value:

(000's omitted)	Beginning balance as of 11/1/2022	Accrued discounts/ (premiums)	Realized gain/(loss)	Change in unrealized appreciation/ (depreciation)	Purchases	Sales	Transfers into Level 3	Transfers out of Level 3	Balance as of 7/31/2023	Net change in unrealized appreciation/ (depreciation) from investments still held as of 7/31/2023
Investments in Securities:
Municipal Notes(1)	$—	$—	$—	$(250)	$—	$—	$475	$—	$225	$(250)
Total	$—	$—	$—	$(250)	$—	$—	$475	$—	$225	$(250)

(1) Quantitative Information about Level 3 Fair Value Measurements:
Investment type	Fair value at 7/31/2023	Valuation approach	Unobservable input(s)	Input value/ range	Weighted average(a)	Impact to valuation from increase in input(b)
Municipal Notes	$225,000	Market Approach	Recovery Value	$45.00	$45.00	Increase
(a) The weighted averages disclosed in the table above were weighted by relative fair value.
(b) Represents the expected directional change in the fair value of the Level 3 investments that would result from an increase or decrease in the corresponding input. Significant changes in these inputs could result in significantly higher or lower fair value measurements.

^  A balance indicated with a "—", reflects either a zero balance or an amount that rounds to less than 1.
See Notes to Schedule of Investments

Schedule of Investments Municipal Impact Fund^ (Unaudited)
July 31, 2023

Principal Amount		Value
Municipal Notes 97.8%
Alabama 0.8%
$565,000	Fort Payne City General Obligation (School Warrants), Series 2018-B, (AGM Insured), 5.00%, due 5/1/2027	$602,448
Arkansas 2.7%
550,000	Benton Washington Regional Public Water Authority Revenue Green Bond, Series 2022, (BAM Insured), 4.00%, due 10/1/2033	571,748
1,000,000	Pulaski County Revenue (Arkansas Children's Hospital), Series 2023, 5.25%, due 3/1/2053	1,081,231
315,000	Russellville Water & Sewer Revenue, Series 2018, (AGM Insured), 4.00%, due 7/1/2028	320,378
		1,973,357
California 1.8%
250,000	California Housing Finance Agency Revenue (833 Bryant Apartment), Series 2020-N, 5.00%, due 4/1/2027	266,573
1,000,000	Glendale Water Revenue Refunding, Series 2020, 2.00%, due 2/1/2033	863,554
200,000	San Diego Association of Governments Capital Grant Receipts Revenue (Green Bond Mid-Coast Corridor Transit Project), Series 2019-A, 5.00%, due 11/15/2024	201,057
		1,331,184
Colorado 2.1%
200,000	Pueblo Urban Renewal Authority Tax Increment Revenue (Evraz Project), Series 2021-A, 4.75%, due 12/1/2045	136,000 (a)
1,500,000	University of Colorado Enterprise System Revenue Refunding (University Enterprise Green Bond), Series 2021-C-3A, 2.00%, due 6/1/2051 Putable 10/15/2026	1,421,820
		1,557,820
Florida 1.7%
1,225,000	Miami-Dade County (Building Better Community Program), Series 2015-D, 5.00%, due 7/1/2026	1,294,543
Georgia 1.4%
1,000,000	Metropolitan Atlanta Rapid Transit Authority Sales Tax Revenue Refunding, Series 2016-B, 5.00%, due 7/1/2035	1,055,139
Illinois 6.9%
1,000,000	Cook County Community Consolidated School District No. 21 General Obligation (Wheeling School Building), Series 2019-A, (AGM Insured), 4.00%, due 12/1/2035	1,020,548
	Illinois State General Obligation
670,000	Series 2016, 4.00%, due 1/1/2031	670,947
600,000	Series 2023-B, 5.00%, due 5/1/2028	643,568
1,000,000	Series 2023-B, 5.00%, due 5/1/2036	1,092,314
	Sales Tax Securitization Corp. Senior Lien Revenue Refunding (Social Bonds)
650,000	Series 2023-A, 5.00%, due 1/1/2033	711,414
1,000,000	Series 2023-A, 4.00%, due 1/1/2042	996,621
		5,135,412
Indiana 4.8%
	Anderson School Building Corp. (First Mortgage)
850,000	Series 2018, 5.00%, due 1/15/2024	855,595
895,000	Series 2018, 5.00%, due 1/15/2026	929,118
1,000,000	Indiana Finance Authority Revenue (Indiana University Health), Series 2023-A, 5.00%, due 10/1/2053	1,070,670
660,000	West Central Conservancy District Savage Revenue Refunding, Series 2021, 4.00%, due 7/1/2029	700,960
		3,556,343
See Notes to Schedule of Investments

Schedule of Investments Municipal Impact Fund^ (Unaudited)  (cont’d)
Principal Amount		Value
Iowa 1.6%
$1,000,000	Iowa State Board Regents Hospital Revenue (University of Iowa Hospital & Clinics), Series 2022-A, 5.00%, due 9/1/2032	$1,163,315
Kentucky 8.9%
	Breathitt County School District Finance Corp. Revenue
210,000	Series 2021, 2.00%, due 4/1/2027	196,461
835,000	Series 2021, 2.00%, due 4/1/2029	759,481
	Daviess County School District Finance Corp. Revenue
775,000	Series 2021-A, 5.00%, due 12/1/2027	834,885
900,000	Series 2021-A, 2.00%, due 12/1/2031	786,047
	Green County School District Finance Corp.
525,000	Series 2021, 2.00%, due 10/1/2024	513,111
335,000	Series 2021, 2.00%, due 10/1/2025	321,704
650,000	Series 2021, 2.00%, due 10/1/2026	616,120
500,000	Kentucky Economic Development Finance Authority Revenue Refunding (Owensboro Health), Series 2017-A, 5.00%, due 6/1/2041	496,352
	Lewis County School District Finance Corp. Revenue
460,000	Series 2021-B, 2.00%, due 8/1/2024	448,710
585,000	Series 2021-B, 2.00%, due 8/1/2025	560,929
1,000,000	Logan-Todd Regional Water Commission Revenue Refunding, Series 2016-A, (AGM Insured), 5.00%, due 7/1/2028	1,049,345
		6,583,145
Louisiana 3.5%
1,220,000	Louisiana Public Facilities Authority Revenue Refunding (Hurricane Recovery Program), Series 2014, 5.00%, due 6/1/2024	1,236,356
	Natchitoches Parish School District No. 9 General Obligation
505,000	Series 2018, (AGM Insured), 5.00%, due 3/1/2027	536,166
755,000	Series 2018, (AGM Insured), 5.00%, due 3/1/2028	815,895
		2,588,417
Maine 0.4%
400,000	Maine State Finance Authority (Green Bond-Go Lab Madison LLC Project), Series 2021, 8.00%, due 12/1/2051	262,441 (a)
Michigan 12.7%
1,000,000	Dearborn General Obligation (Sewer), Series 2018, 4.00%, due 4/1/2033	1,042,203
	Detroit General Obligation
500,000	Series 2021-A, 4.00%, due 4/1/2040	455,986
250,000	Series 2023-C, 6.00%, due 5/1/2043	278,834
	Fowlerville Community School District Refunding General Obligation
1,000,000	Series 2022, 3.00%, due 5/1/2029	1,005,843
70,000	Series 2022, 4.00%, due 5/1/2033	74,651
	Kent Hospital Finance Authority Revenue (Mary Free Bed Rehabilitation Hospital)
105,000	Series 2021-A, 5.00%, due 4/1/2028	110,840
1,015,000	Series 2021-A, 4.00%, due 4/1/2033	1,027,524
500,000	Livonia Public School District General Obligation, Series 2016, (AGM Insured), 5.00%, due 5/1/2028	524,018
750,000	Michigan State Housing Development Authority Revenue (Non Ace), Series 2016-B, 2.50%, due 12/1/2026	720,545
290,000	Michigan State Housing Development Authority Revenue Refunding, Series 2018-B, 3.15%, due 4/1/2028	282,976
1,000,000	Michigan State Housing Development Authority Single Family Mortgage Revenue (Non Ace), Series 2018-C, 2.90%, due 12/1/2024	988,930
See Notes to Schedule of Investments

Schedule of Investments Municipal Impact Fund^ (Unaudited)  (cont’d)
Principal Amount		Value
Michigan – cont'd
$1,000,000	Michigan State Strategic Fund Ltd. Obligation Revenue (Green Bond-Recycled Board Machine Project), Series 2021, 4.00%, due 10/1/2061 Putable 10/1/2026	$993,794
	Trenton Public School District General Obligation (School Building & Site)
785,000	Series 2018-B, 5.00%, due 5/1/2036	851,979
1,025,000	Series 2018-B, 5.00%, due 5/1/2039	1,098,770
		9,456,893
Minnesota 1.9%
	Duluth Economic Development Authority Revenue Refunding (Saint Luke's Hospital of Duluth)
310,000	Series 2022-A, 5.00%, due 6/15/2027	317,811
410,000	Series 2022-A, 5.00%, due 6/15/2028	424,449
500,000	Minnesota Rural Water Finance Authority (Public Project Construction Notes), Series 2022, 2.63%, due 12/1/2023	496,368
210,000	Saint Paul Housing & Redevelopment Authority Charter School Lease Revenue (Metro Deaf School Project), Series 2018-A, 5.00%, due 6/15/2038	200,030 (a)
		1,438,658
Missouri 2.9%
1,000,000	Bi-State Development Agency of the Missouri-Illinois Metropolitan District Revenue Refunding (Combined Lien Mass Transit Sales Tax Appropriation), Series 2019, 4.00%, due 10/1/2036	1,019,395
1,000,000	Saint Louis School District General Obligation, Series 2023, (AGM Insured), 5.00%, due 4/1/2039	1,095,058
		2,114,453
New Jersey 1.9%
185,000	New Jersey State Economic Development Authority Revenue (Social Bonds), Series 2021-QQQ, 5.00%, due 6/15/2025	190,417
650,000	New Jersey State Housing & Mortgage Finance Agency Multi-Family Revenue Refunding, Series 2017-A, 2.60%, due 11/1/2024	642,363
100,000	New Jersey State Transportation Trust Fund Authority Revenue Refunding, Series 2021-A, 5.00%, due 6/15/2031	112,946
575,000	Newark Board of Education General Obligation (Sustainability Bonds), Series 2021, (BAM Insured), 3.00%, due 7/15/2038	487,600
		1,433,326
New York 10.0%
250,000	Buffalo Sewer Authority Environmental Impact Revenue (Green Bond), Series 2021, 1.75%, due 6/15/2049	166,596 (b)
200,000	Build NYC Resource Corp. Revenue (New Dawn Charter School Project), Series 2019, 5.75%, due 2/1/2049	184,941 (a)
850,000	Metropolitan Transportation Authority Revenue, Series 2016-B, 5.00%, due 11/15/2025	875,086
150,000	Nassau County Local Economic Assistance Corp. Revenue (Catholic Health Services of Long Island Obligated Group Project), Series 2014, 5.00%, due 7/1/2027	152,002
	New York City Housing Development Corp. Multi-Family Housing Revenue (Sustainable Development Bonds)
1,060,000	Series 2020-A, 1.13%, due 5/1/2060 Putable 11/1/2024	1,019,919
825,000	Series 2021-F-1, 1.05%, due 5/1/2028	717,036
1,090,000	Series 2021-F-1, 1.25%, due 5/1/2029	929,026
500,000	New York City Housing Development Corp. Revenue, Series 2020-C, (HUD Section 8, Fannie Mae Insured), 2.15%, due 8/1/2035	400,531
1,000,000	New York State Dormitory Authority Revenue (Financing Program), Series 2023-A, (AGM Insured), 5.00%, due 10/1/2036	1,129,017
260,000	New York State Housing Finance Agency Revenue (Climate Bond Certified/ Sustainability Bonds), Series 2019-P, 1.55%, due 11/1/2023	258,493
1,545,000	New York State Housing Finance Agency Revenue Refunding (Affordable Housing), Series 2020-H, 2.45%, due 11/1/2044	1,050,246
See Notes to Schedule of Investments

Schedule of Investments Municipal Impact Fund^ (Unaudited)  (cont’d)
Principal Amount		Value
New York – cont'd
$500,000	New York State Power Authority Revenue (Green Transmission Project-Green Bond), Series 2022-A, (AGM Insured), 5.00%, due 11/15/2024	$512,414
		7,395,307
North Carolina 1.1%
900,000	North Carolina Housing Finance Agency Homeownership Refunding Revenue, Series 2020-45, (GNMA/FNMA/FHLMC Insured), 2.20%, due 7/1/2040	650,233
175,000	Scotland County Revenue, Series 2018, 5.00%, due 12/1/2026	184,501
		834,734
North Dakota 0.6%
190,000	Cass County Joint Water Resource District, Series 2021-A, 0.48%, due 5/1/2024	183,271
300,000	Larimore General Obligation, Series 2021, 0.85%, due 5/1/2024	290,439
		473,710
Ohio 2.9%
520,000	Akron Bath Copley Joint Township Hospital District (Summa Health Systems Obligation), Series 2020, 4.00%, due 11/15/2036	483,952
1,000,000	American Municipal Power Ohio, Inc. Revenue (Combined Hydroelectric Project), Series 2021-A-2, 1.00%, due 2/15/2048 Putable 8/15/2024	968,603
400,000	Cuyahoga Metropolitan Housing Authority Revenue, Series 2021, (2045 Initiative Project), 2.00%, due 12/1/2031	356,810
250,000	Ohio State Air Quality Development Authority Exempt Facilities Revenue (AMG Vanadium LLC), Series 2019, 5.00%, due 7/1/2049	228,649 (a)
125,000	Southern Ohio Port Exempt Facility Authority Revenue (PureCycle Project), Series 2020-A, 7.00%, due 12/1/2042	93,247 (a)
		2,131,261
Oklahoma 2.2%
870,000	Johnston County Educational Facility Authority Lease Revenue (Tishomingo Public School Project), Series 2022, 4.00%, due 9/1/2030	916,578
650,000	Lincoln County Education Facility Authority Education Facilities Lease Revenue (Stroud Public School Project), Series 2016, 5.00%, due 9/1/2027	678,469
		1,595,047
Pennsylvania 3.6%
	Allegheny County Sanitary Authority Revenue
290,000	Series 2018, 5.00%, due 6/1/2030	321,248
565,000	Series 2018, 5.00%, due 6/1/2032	625,782
	Pennsylvania State Housing Finance Agency Single Family Mortgage Revenue
1,000,000	Series 2018-127B, 2.85%, due 4/1/2026	977,044
750,000	Series 2019-131A, 1.75%, due 4/1/2025	725,243
		2,649,317
Puerto Rico 0.6%
	Puerto Rico Industrial Tourist Education Medical & Environmental Control Facilities Authority Revenue (Hospital Auxilio Mutuo Obligation Group Project)
100,000	Series 2021, 5.00%, due 7/1/2035	108,642
200,000	Series 2021, 4.00%, due 7/1/2036	187,524
200,000	Series 2021, 4.00%, due 7/1/2038	179,955
		476,121
South Carolina 2.6%
	Dillon County School Facility Corp. Certificate of Participation Refunding
1,175,000	Series 2020, 5.00%, due 12/1/2026	1,238,796
445,000	Series 2020, 5.00%, due 12/1/2027	477,145
See Notes to Schedule of Investments

Schedule of Investments Municipal Impact Fund^ (Unaudited)  (cont’d)
Principal Amount		Value
South Carolina – cont'd
$150,000	South Carolina Jobs Economic Development Authority Solid Waste Disposal Revenue (AMT-Green Bond-Last Step Recycling LLC Project), Series 2021-A, 6.50%, due 6/1/2051	$112,144 (a)
175,000	South Carolina Jobs Economic Development Authority Solid Waste Disposal Revenue (Green Bond-Jasper Pellets LLC Project), Series 2018-A, 7.00%, due 11/1/2038	78,750 #(a)(c)(d)(e)
		1,906,835
Tennessee 1.9%
	Tennessee Housing Development Agency Residential Finance Program Revenue
490,000	Series 2019, 3.25%, due 7/1/2032	471,013
1,070,000	Series 2021, 1.80%, due 1/1/2031	923,146
		1,394,159
Texas 7.3%
780,000	Anna Independent School District Genaral Obligation, Series 2023, (PSF-GTD Insured)), 4.13%, due 2/15/2053	761,806
625,000	Hidalgo County Regional Mobility Authority Revenue Toll & Vehicle Registration Junior Lien Refunding, Series 2022-B, 4.00%, due 12/1/2038	564,028
500,000	New Caney Independent School District, Series 2018, (PSF-GTD Insured), 1.25%, due 2/15/2050 Putable 8/15/2024	486,442
1,350,000	San Antonio Water System Junior Lien Revenue Refunding, Series 2019-C, 5.00%, due 5/15/2034	1,510,240
1,015,000	Weslaco General Obligation Refunding, Series 2017, (AGM Insured), 5.00%, due 8/15/2027	1,094,607
1,000,000	Ysleta Independent School District General Obligation (School Building), Series 2017-B, (PSF-GTD Insured), 5.00%, due 8/15/2041	1,029,960
		5,447,083
Virginia 1.7%
1,510,000	Virginia State Housing Development Authority, Series 2019 E, 2.90%, due 12/1/2038	1,290,438
Washington 2.1%
1,000,000	Discovery Clean Water Alliance Sewer Revenue, Series 2022, 5.00%, due 12/1/2037	1,126,319
484,175	Washington State Housing Finance Commission, Series 2021-A-1, 3.50%, due 12/20/2035	447,289
		1,573,608
West Virginia 5.2%
500,000	West Virginia Hospital Finance Authority Revenue (Improvement West Virginia University Health System Obligated Group), Series 2018-A, 5.00%, due 6/1/2052	513,391
650,000	West Virginia Hospital Finance Authority Revenue (University Health System Obligated Group), Series 2023-A, 5.00%, due 6/1/2043	690,811
700,000	West Virginia Hospital Finance Authority Revenue (West Virginia University Health Systems), Series 2017-A, 5.00%, due 6/1/2035	735,549
600,000	West Virginia Hospital Finance Authority Revenue Refunding (Cabell Huntington Hospital Obligated Group), Series 2018-A, 5.00%, due 1/1/2035	614,303
275,000	West Virginia Housing Development Fund Revenue (Housing Finance), Series 2018-A, (HUD Section 8 Insured), 2.65%, due 11/1/2024	271,935
See Notes to Schedule of Investments

Schedule of Investments Municipal Impact Fund^ (Unaudited)  (cont’d)
Principal Amount		Value
West Virginia – cont'd
$990,000	West Virginia Water Development Authority Revenue Refunding (Loan Program), Series 2018-A-IV, 5.00%, due 11/1/2036	$1,061,713
		3,887,702
Total Investments 97.8% (Cost $77,333,393)		72,602,216
Other Assets Less Liabilities 2.2%		1,646,396
Net Assets 100.0%		$74,248,612

(a)
Securities were purchased under Rule 144A of the Securities Act of 1933, as amended, or are otherwise restricted and, unless registered under the Securities Act of 1933 or exempted from registration, may only be sold to qualified institutional investors or may have other restrictions on resale. At July 31, 2023, these securities amounted to $1,296,202, which represents 1.7% of net assets of the Fund.

(b)
Step Bond. Coupon rate is a fixed rate for an initial period that either resets at a specific date or may reset in the future contingent upon a predetermined trigger. The interest rate shown was the current rate as of
July 31, 2023.

(c)	Defaulted security.
(d)	Value determined using significant unobservable inputs.
(e)
Security fair valued as of July 31, 2023 in accordance with procedures approved by the valuation designee.
Total value of all such securities at July 31, 2023 amounted to $78,750, which represents 0.1% of net assets of the Fund.

#  This security has been deemed by Management to be illiquid, and is subject to restrictions on resale. Total value of all such securities at July 31, 2023 amounted to $78,750, which represents 0.1% of net assets of the Fund. Acquisition dates shown with a range, if any, represent securities that were acquired over the period shown in the table.
Restricted Security	Acquisition Date(s)	Acquisition Cost	Value as of 7/31/2023	Fair Value Percentage of Net Assets as of 7/31/2023
South Carolina Jobs Economic Development Authority Solid Waste Disposal Revenue (Green Bond-Jasper Pellets LLC Project)	12/4/2018	$170,987	$78,750	0.1%
See Notes to Schedule of Investments

Schedule of Investments Municipal Impact Fund^ (Unaudited)  (cont’d)
The following is a summary, categorized by Level (see the Notes to Schedule of Investments), of inputs used to value the Fund’s investments as of July 31, 2023:
Asset Valuation Inputs	Level 1	Level 2	Level 3(a)	Total
Investments:
Municipal Notes
South Carolina	$—	$1,828,085	$78,750	$1,906,835
Other Municipal Notes#	—	70,695,381	—	70,695,381
Total Municipal Notes	—	72,523,466	78,750	72,602,216
Total Investments	$—	$72,523,466	$78,750	$72,602,216

#	The Schedule of Investments provides information on the state/territory categorization.
(a)	The following is a reconciliation between the beginning and ending balances of investments in which unobservable inputs (Level 3) were used in determining value:

(000's omitted)	Beginning balance as of 11/1/2022	Accrued discounts/ (premiums)	Realized gain/(loss)	Change in unrealized appreciation/ (depreciation)	Purchases	Sales	Transfers into Level 3	Transfers out of Level 3	Balance as of 7/31/2023	Net change in unrealized appreciation/ (depreciation) from investments still held as of 7/31/2023
Investments in Securities:
Municipal Notes(1)	$—	$—	$—	$(88)	$—	$—	$167	$—	$79	$(88)
Total	$—	$—	$—	$(88)	$—	$—	$167	$—	$79	$(88)

(1) Quantitative Information about Level 3 Fair Value Measurements:
Investment type	Fair value at 7/31/2023	Valuation approach	Unobservable input(s)	Input value/ range	Weighted average(a)	Impact to valuation from increase in input(b)
Municipal Notes	$78,750	Market Approach	Recovery Value	$45.00	$45.00	Increase
(a) The weighted averages disclosed in the table above were weighted by relative fair value.
(b) Represents the expected directional change in the fair value of the Level 3 investments that would result from an increase or decrease in the corresponding input. Significant changes in these inputs could result in significantly higher or lower fair value measurements.

^  A balance indicated with a "—", reflects either a zero balance or an amount that rounds to less than 1.
See Notes to Schedule of Investments

Schedule of Investments Municipal Intermediate Bond Fund^ (Unaudited)
July 31, 2023

Principal Amount		Value
Municipal Notes 99.0%
Alabama 2.6%
$1,380,000	Black Belt Energy Gas District (Alabama Gas Prepay Gas Supply Revenue Project No. 5), Series 2020-A-1, 4.00%, due 10/1/2049 Putable 10/1/2026	$1,371,561
295,000	Black Belt Energy Gas District (Alabama Gas Prepay Gas Supply Revenue Project No. 7), Series 2021-C-1, 4.00%, due 10/1/2052 Putable 12/1/2026	291,300
1,500,000	Lower Alabama Gas District Revenue (Gas Project 2), Series 2020, 4.00%, due 12/1/2050 Putable 12/1/2025	1,488,274
1,600,000	Wilsonville Industrial Development Board PCR Revenue Refunding (Alabama Power Co.), Series 2005-D, 4.75%, due 1/1/2024	1,600,000 (a)
		4,751,135
Arizona 0.8%
500,000	Maricopa County Industrial Development Authority Revenue (Banner Health Obligated Group), Series 2017-C, 5.00%, due 1/1/2048 Putable 10/18/2024	509,009
950,000	Maricopa County Industrial Development Authority Senior Living Facility Revenue Refunding (Christian Care Retirement Apartments, Inc. Project), Series 2016-A, 5.00%, due 1/1/2024	954,816
		1,463,825
Arkansas 0.7%
535,000	Hot Springs Waterworks Revenue Refunding, Series2023, (BAM Insured), 5.00%, due 10/1/2038	569,203
855,000	Mountain Home Arkansas Sales & Use Tax Revenue, Series 2021-B, 2.00%, due 9/1/2038	639,780
		1,208,983
California 4.9%
1,000,000	California Educational Facilities Authority Revenue (Stanford University), Series 2023-V, 5.00%, due 6/1/2033	1,226,100
	California Housing Finance Agency Municipal Certificate
1,601,920	Series 2019-2, 4.00%, due 3/20/2033	1,569,287
482,714	Series 2021-1-A, 3.50%, due 11/20/2035	451,981
500,000	California Municipal Finance Authority Revenue (Northbay Healthcare Group), Series 2017-A, 5.25%, due 11/1/2036	503,326
1,000,000	California State University Revenue, Series 2023-A, 5.25%, due 11/1/2053	1,129,986 (b)
100,000	California Statewide Communities Development Authority Revenue (Henry Mayo Newhall Memorial Hospital), Series 2014-A, (AGM Insured), 5.00%, due 10/1/2028 Pre-Refunded 10/1/2024	102,336
1,665,000	Contra Costa County Redevelopment Agency Successor Agency Tax Allocation Refunding, Series 2017-A, (BAM Insured), 5.00%, due 8/1/2032	1,796,274
1,450,000	Foothill-Eastern Transportation Corridor Agency Toll Road Revenue Refunding, Series 2021-A, (BAM Insured), 4.00%, due 1/15/2046	1,418,497
	Fresno Joint Power Financing Authority Lease Revenue Refunding (Master Lease Project)
110,000	Series 2017-A, (AGM Insured), 5.00%, due 4/1/2027	118,599
410,000	Series 2017-A, (AGM Insured), 5.00%, due 4/1/2032	443,249
165,000	San Marcos Unified School District General Obligation Capital Appreciation (Election 2010), Series 2012-B, 0.00%, due 8/1/2027	145,972
180,000	Santa Monica-Malibu Unified School District General Obligation, Series 2019-E, 3.00%, due 8/1/2034	174,924
		9,080,531
Colorado 0.9%
945,000	Colorado State Educational & Cultural Facility Authority Revenue Refunding (Alexander Dawson School Project), Series 2016, 5.00%, due 5/15/2025	965,677
400,000	Colorado State Health Facilities Authority Hospital Revenue Refunding (Commonspirit Health), Series 2019-A-2, 4.00%, due 8/1/2049	363,996
See Notes to Schedule of Investments

Schedule of Investments Municipal Intermediate Bond Fund^ (Unaudited)  (cont’d)
Principal Amount		Value
Colorado – cont'd
$340,000	Denver Health & Hospital Authority Healthcare Revenue Refunding, Series 2019-A, 4.00%, due 12/1/2037	$316,171
		1,645,844
Connecticut 0.2%
430,000	Meriden City General Obligation, Series 2020-B, 3.00%, due 7/1/2031	428,050
Delaware 1.7%
	Delaware State Health Facility Authority Revenue (Beebe Medical Center)
610,000	Series 2018, 5.00%, due 6/1/2027	638,265
500,000	Series 2018, 5.00%, due 6/1/2028	527,243
2,000,000	Deutsche Bank Spears/Lifers Trust Revenue, (LOC: Deutsche Bank A.G.), Series 2023-DBE-8110, 4.60%, due 12/1/2062	2,000,000 (a)(c)
		3,165,508
District of Columbia 0.6%
	Washington Convention & Sports Authority Revenue
785,000	Series 2021-A, 5.00%, due 10/1/2027	848,419
310,000	Series 2021-A, 5.00%, due 10/1/2028	340,527
		1,188,946
Florida 4.2%
700,000	Cape Coral Special Obligation Refunding Revenue, Series 2015, 4.00%, due 10/1/2030	715,786
770,000	Cityplace Community Development District Special Assessment Refunding Revenue, Series 2012, 5.00%, due 5/1/2026	785,069
825,000	Escambia County Florida Environmental Improvement Revenue Refunding (International Paper Co. Project), Series 2019-B, 2.00%, due 11/1/2033 Putable 10/1/2024	806,856
2,000,000	Miami-Dade County General Obligation Refunding, Series 2015-B, 4.00%, due 7/1/2032	2,019,135
1,550,000	Miami-Dade County Housing Finance Authority Revenue (Platform II LLC), Series 2021, 0.25%, due 8/1/2024 Putable 8/1/2023	1,550,000
480,000	Village Community Development District No. 13 Special Assessment Revenue, Series 2019, 3.00%, due 5/1/2029	449,674
	Wildwood Utility Dependent District Revenue (Senior-South Sumter Utilities Project)
350,000	Series 2021, (BAM Insured), 5.00%, due 10/1/2034	400,939
300,000	Series 2021, (BAM Insured), 5.00%, due 10/1/2035	341,238
250,000	Series 2021, (BAM Insured), 5.00%, due 10/1/2036	281,298
300,000	Series 2021, (BAM Insured), 5.00%, due 10/1/2037	334,549
		7,684,544
Georgia 3.1%
1,000,000	Main Street Natural Gas, Inc. Revenue, Series 2023-B, 5.00%, due 7/1/2053 Putable 3/1/2030	1,048,453
2,500,000	Monroe County Development Authority PCR Revenue (Georgia Power Co. Plant-Scherer Project), Series 2009, 1.00%, due 7/1/2049 Putable 8/21/2026	2,218,093
	Municipal Electric Authority of Georgia (Plant Vogtle Units 3 & 4 Project M Bonds)
500,000	Series 2019-A, 5.00%, due 1/1/2032	534,577
100,000	Series 2019-A, 5.00%, due 1/1/2033	106,854
1,000,000	Municipal Electric Authority of Georgia Revenue (Plant Vogtle Units 3 & 4 Project M Bonds), Series 2023-A, 5.50%, due 7/1/2064	1,040,912
850,000	Savannah Economic Development Authority Revenue Refunding (International Paper Co. Project), Series 2019-A, 2.00%, due 11/1/2033 Putable 10/1/2024	831,306
		5,780,195
Illinois 14.4%
470,000	Bureau County Township High School District No. 502 General Obligation, Series 2017-A, (BAM Insured), 5.00%, due 12/1/2033 Pre-Refunded 12/1/2027	510,290
See Notes to Schedule of Investments

Schedule of Investments Municipal Intermediate Bond Fund^ (Unaudited)  (cont’d)
Principal Amount		Value
Illinois – cont'd
$700,000	Chicago General Obligation, Series 2023-A, 5.50%, due 1/1/2043	$744,374
	Chicago Refunding General Obligation
200,000	Series 2020-A, 5.00%, due 1/1/2026	206,365
955,000	Series 2021-A, 4.00%, due 1/1/2035	943,202
	Cook County Sales Tax Revenue Refunding
2,250,000	Series 2021-A, 5.00%, due 11/15/2031	2,499,685
1,415,000	Series 2021-A, 5.00%, due 11/15/2032	1,572,573
	Illinois Finance Authority Revenue
835,000	Series 2018 (Government Program-Brookfield Lagrange Park School District No. 95 Project), 4.00%, due 12/1/2038	829,989
1,065,000	Series 2018, (BAM Insured) (Government Program-E Prairie School District No. 73 Project), 5.00%, due 12/1/2029	1,171,634
20,000	Series 2018, (BAM Insured) (Government Program-E Prairie School District No. 73 Project), 4.00%, due 12/1/2042	19,856
	Illinois State Finance Authority Revenue (Downers Grove Community High School District No. 99 Project)
1,000,000	Series 2019, 4.00%, due 12/15/2030	1,052,576
1,000,000	Series 2019, 4.00%, due 12/15/2031	1,048,907
	Illinois State General Obligation
2,945,000	Series 2017-D, 5.00%, due 11/1/2027	3,132,531
2,000,000	Series 2017-D, 5.00%, due 11/1/2028	2,128,568
1,800,000	Series 2020, 5.75%, due 5/1/2045	1,967,167
500,000	Series 2021-A, 4.00%, due 3/1/2039	490,251
1,750,000	Series 2021-A, 5.00%, due 3/1/2046	1,826,622
	Peoria School District No. 150 General Obligation Refunding
395,000	Series 2020-A, (AGM Insured), 4.00%, due 12/1/2026	406,428
1,140,000	Series 2020-A, (AGM Insured), 4.00%, due 12/1/2027	1,176,713
955,000	Series 2020-A, (AGM Insured), 4.00%, due 12/1/2028	986,947
500,000	Sales Tax Securitization Corp. Revenue Refunding, Series 2017-A, 5.00%, due 1/1/2028	536,932
530,000	Sales Tax Securitization Corp. Revenue Refunding Second Lien, Series 2020-A, 5.00%, due 1/1/2026	548,810
1,000,000	Sales Tax Securitization Corp. Senior Lien Revenue Refunding (Social Bonds), Series 2023-A, 4.00%, due 1/1/2042	996,621
	Springfield General Obligation
950,000	Series 2014, 4.25%, due 12/1/2027	965,391
680,000	Series 2014, 5.00%, due 12/1/2028	693,842
		26,456,274
Indiana 2.2%
1,385,000	Fairfield School Building Corp. Revenue, Series 2021, 3.00%, due 7/15/2028	1,354,561
375,000	Indiana Finance Authority Midwestern Disaster Relief Revenue (Ohio Valley Electric Corp. Project), Series 2012-B, 3.00%, due 11/1/2030	343,699
500,000	Indiana State Finance Authority Revenue (Greencroft Obligation Group), Series 2021-A, 4.00%, due 11/15/2043	372,547
	Indiana State Housing & Community Development Authority Single Family Mortgage Revenue
795,000	Series 2019-B, (GNMA/FNMA/FHLMC Insured), 2.40%, due 7/1/2034	720,680
295,000	Series 2020-B-1, (GNMA Insured), 1.60%, due 1/1/2031	251,613
550,000	Series 2020-B-1, (GNMA Insured), 1.75%, due 7/1/2032	455,561
505,000	Indiana State Municipal Power Agency Refunding Revenue, Series 2016-C, 5.00%, due 1/1/2027	529,059
		4,027,720
Iowa 1.5%
1,050,000	Iowa Higher Education Loan Authority Revenue (Private College Des Moines University Project), Series 2020, 5.00%, due 10/1/2027	1,095,824
See Notes to Schedule of Investments

Schedule of Investments Municipal Intermediate Bond Fund^ (Unaudited)  (cont’d)
Principal Amount		Value
Iowa – cont'd
$1,205,000	Iowa State Finance Authority Single Family Mortgage Revenue, Series 2021-B, (GNMA/FNMA/FHLMC Insured), 1.85%, due 7/1/2032	$1,015,137
640,000	Iowa State Finance Authority Single Family Mortgage Revenue (Non Ace-Mortgage-Backed Security Program), Series 2017-C, (GNMA/FNMA/FHLMC Insured), 2.30%, due 1/1/2026	616,565
		2,727,526
Kansas 0.8%
	Wichita Sales Tax Special Obligation Revenue (River District Stadium Star Bond Project)
305,000	Series 2018, 5.00%, due 9/1/2025	314,973
1,000,000	Series 2018, 5.00%, due 9/1/2027	1,080,584
		1,395,557
Kentucky 0.8%
1,470,000	Laurel County Judicial Center Public Properties Corp. Refunding Revenue (Justice Center Project), Series 2015, 4.00%, due 3/1/2024	1,471,153
Louisiana 2.1%
	Louisiana Stadium & Exposition District Revenue Refunding
650,000	Series 2023-A, 5.00%, due 7/1/2037	727,559
2,280,000	Series 2023-A, 5.25%, due 7/1/2053	2,489,737
750,000	Saint John the Baptist Parish LA Revenue Refunding (Marathon Oil Corp. Project), Subseries 2017-B-2, 2.38%, due 6/1/2037 Putable 7/1/2026	711,037
		3,928,333
Maryland 0.9%
250,000	Baltimore Special Obligation Refunding Revenue Senior Lien (Harbor Point Project), Series 2019-A, 3.63%, due 6/1/2046	201,316 (c)
1,825,000	Maryland State Housing & Community Development Administration Department Revenue, Series 2020-D, 1.95%, due 9/1/2035	1,410,865
		1,612,181
Massachusetts 0.7%
1,200,000	Massachusetts Development Finance Agency Revenue Refunding, Series 2021-G, 5.00%, due 7/1/2050	1,218,428
Michigan 1.8%
1,000,000	Detroit Downtown Development Authority Tax Increment Revenue Refunding (Catalyst Development Project), Series 2018-A, (AGM Insured), 5.00%, due 7/1/2029	1,011,609
730,000	Michigan State Housing Development Authority Revenue, Series 2016-B, 2.30%, due 6/1/2025	710,874
	Walled Lake Consolidated School District
650,000	Series 2020, 5.00%, due 5/1/2032	740,651
675,000	Series 2020, 5.00%, due 5/1/2033	770,470
		3,233,604
Minnesota 0.2%
500,000	Saint Paul Housing & Redevelopment Authority Health Care Revenue Refunding (Fairview Health Services Obligated Group), Series 2017-A, 4.00%, due 11/15/2043	453,145
Mississippi 1.7%
750,000	Mississippi Development Bank Special Obligation (Meridian Public School District Project), Series 2023, (BAM Insured), 4.00%, due 4/1/2037	754,899
325,000	Mississippi State General Obligation Refunding, Series 2015-C, 5.00%, due 10/1/2026	337,908
2,100,000	Warren County Gulf Opportunity Zone Revenue Refunding (International Paper Co. Project), Series 2018, 2.90%, due 9/1/2032 Putable 9/1/2023	2,097,871
		3,190,678
See Notes to Schedule of Investments

Schedule of Investments Municipal Intermediate Bond Fund^ (Unaudited)  (cont’d)
Principal Amount		Value
Missouri 0.3%
	Missouri State Housing Development Commission Single Family Mortgage Revenue (Non-AMT Special Homeownership Loan Program)
$235,000	Series 2014-A, (GNMA/FNMA/FHLMC Insured), 3.80%, due 11/1/2034	$233,311
275,000	Series 2014-A, (GNMA/FNMA/FHLMC Insured), 4.00%, due 11/1/2039	273,778
		507,089
Nebraska 2.4%
4,340,000	Central Plains Energy Project Revenue, Series 2018, 5.00%, due 3/1/2050 Putable 1/1/2024	4,354,087
Nevada 0.3%
500,000	Clark County School District General Obligation, Series 2020-A, (AGM Insured), 5.00%, due 6/15/2028	546,129
New Jersey 3.4%
1,025,000	New Jersey Economic Development Authority Revenue (Portal North Bridge Project), Series 2022-A, 5.00%, due 11/1/2029	1,132,043
1,500,000	New Jersey Health Care Facilities Financing Authority Contract Revenue Refunding (Hospital Asset Transportation Program), Series 2017, 5.00%, due 10/1/2028	1,598,613
1,130,000	New Jersey Health Care Facilities Financing Authority Revenue (Inspira Health Obligated Group), Series 2017-A, 5.00%, due 7/1/2029	1,190,369
600,000	New Jersey State Transportation Trust Fund Authority, Series 2019-BB, 5.00%, due 6/15/2029	655,711
	New Jersey State Transportation Trust Fund Authority Transportation System Revenue Refunding
645,000	Series 2018-A, 5.00%, due 12/15/2032	700,847
200,000	Series 2019-A, 5.00%, due 12/15/2028	218,366
750,000	Newark General Obligation, Series 2020-A, (AGM Insured), 5.00%, due 10/1/2027	796,967
		6,292,916
New York 11.5%
140,000	Albany Capital Resource Corp. Refunding Revenue (Albany College of Pharmacy & Health Sciences), Series 2014-A, 5.00%, due 12/1/2026	141,237
410,000	Broome County Local Development Corp. Revenue (Good Shepherd Village at Endwell, Inc. Project), Series 2021, 4.00%, due 1/1/2047	300,730
	Dutchess County Local Development Corp. Revenue Refunding (Culinary Institute of America Project)
100,000	Series 2021, 5.00%, due 7/1/2033	105,998
100,000	Series 2021, 4.00%, due 7/1/2036	94,502
100,000	Series 2021, 4.00%, due 7/1/2037	92,611
320,000	Series 2021, 4.00%, due 7/1/2039	288,861
100,000	Series 2021, 4.00%, due 7/1/2040	89,260
10,000	Long Beach General Obligation, Series 2014-A, (BAM Insured), 4.00%, due 11/15/2023	10,010
100,000	Metropolitan Transportation Authority Revenue (Green Bond), Series 2020-E, 4.00%, due 11/15/2045	94,575
825,000	Monroe County General Obligation (Public Improvement), Series 2019-A, (BAM Insured), 4.00%, due 6/1/2028	850,446
500,000	New Paltz Central School District General Obligation, Series 2019, 4.00%, due 2/15/2029	519,629
2,475,000	New York City Housing Development Corp. Revenue, Series 2020-C, (HUD Section 8, Fannie Mae Insured), 2.15%, due 8/1/2035	1,982,629
	New York City Municipal Water Finance Authority Water & Sewer System Refunding Revenue (Second General Resolution Revenue Bonds)
1,500,000	Series 2023-DD, 5.00%, due 6/15/2046	1,665,240
1,000,000	Series 2023-DD, 5.25%, due 6/15/2047	1,133,810
100,000	New York City Municipal Water Finance Authority Water & Sewer System Revenue (Second General Resolution Revenue Bonds), (LOC: TD Bank N.A.), Series 2008-BB-1, 3.92%, due 6/15/2036	100,000 (a)
	New York City Transitional Finance Authority Revenue (Future Tax Secured)
300,000	(LOC: Barclays Bank PLC), Series 2019-C-4, 4.48%, due 11/1/2044	300,000 (a)
100,000	Series 2015-C, 5.00%, due 11/1/2027	103,143
See Notes to Schedule of Investments

Schedule of Investments Municipal Intermediate Bond Fund^ (Unaudited)  (cont’d)
Principal Amount		Value
New York – cont'd
$1,800,000	Subseries 2016-A-1, 4.00%, due 5/1/2031	$1,853,711
	New York City Trust for Cultural Resource Revenue Refunding (Carnegie Hall)
160,000	Series 2019, 5.00%, due 12/1/2037	175,264
625,000	Series 2019, 5.00%, due 12/1/2038	682,419
300,000	Series 2019, 5.00%, due 12/1/2039	326,290
	New York General Obligation
65,000	Series 2018 E-1, 5.00%, due 3/1/2031	70,777
1,000,000	Subseries 2018-F-1, 5.00%, due 4/1/2034	1,090,338
	New York Liberty Development Corp. Refunding Revenue Green Bonds (4 World Trade Center Project)
150,000	Series 2021-A, 2.50%, due 11/15/2036	123,569
1,850,000	Series 2021-A, 2.75%, due 11/15/2041	1,420,214
800,000	New York State Dormitory Authority Personal Income Tax Revenue, Series 2014-C, 5.00%, due 3/15/2025 Pre-Refunded 3/15/2024	809,140
420,000	Onondaga Civic Development Corp. (Le Moyne Collage Project), Series 2021, 5.00%, due 7/1/2034	444,899
	Onondaga Civic Development Corp. Refunding (Le Moyne Collage Project)
300,000	Series 2022, 4.00%, due 7/1/2034	293,902
300,000	Series 2022, 4.00%, due 7/1/2036	286,326
450,000	Series 2022, 4.00%, due 7/1/2039	412,759
500,000	Series 2022, 4.00%, due 7/1/2042	444,392
925,000	Port Authority New York & New Jersey Consolidated Bonds Revenue Refunding (Two Hundred And Fourty), Series 2023-240, 5.00%, due 7/15/2053	1,011,410
470,000	Suffolk Tobacco Asset Securitization Corp. Refunding (Tobacco Settle Asset Backed Subordinated Bonds), Series 2021-B1, 4.00%, due 6/1/2050	458,797
2,500,000	Triborough Bridge & Tunnel Authority Revenue, Series 2021-A-2, 2.00%, due 5/15/2045 Putable 5/15/2024	2,457,273
500,000	Westchester County Local Development Corp. Revenue Refunding (Kendal on Hudson Project), Series 2022-B, 5.00%, due 1/1/2041	489,173
450,000	Yonkers Economic Development Corp. Education Revenue (Charter School of Education Excellence Project), Series 2019-A, 5.00%, due 10/15/2049	401,767
		21,125,101
North Carolina 4.0%
5,400,000	Charlotte-Mecklenburg Hospital Authority Revenue, (LOC: JP Morgan Chase Bank N.A.), Series 2018-H, 4.55%, due 1/15/2048	5,400,000 (a)
2,000,000	North Carolina State Turnpike Authority, Series 2020-B, 5.00%, due 2/1/2024	2,014,372
		7,414,372
Ohio 2.1%
2,680,000	Buckeye Tobacco Settlement Finance Authority Asset-Backed Senior Refunding Revenue, Series 2020-B-2, 5.00%, due 6/1/2055	2,490,851
500,000	Ohio State Air Quality Development Authority (Ohio Valley Electric Corp. Project), Series 2009-B, 1.38%, due 2/1/2026 Putable 11/1/2024	475,571
1,000,000	Ohio State Air Quality Development Authority Revenue (American Electric Power Co. Project), Series 2014, 2.40%, due 12/1/2038 Putable 10/1/2029	870,926
		3,837,348
Oklahoma 0.9%
1,500,000	Weatherford Industrial Trust Education Facility Lease Revenue (Weatherford Public School Project), Series 2019, 5.00%, due 3/1/2033	1,631,231
Pennsylvania 9.1%
2,615,000	Allegheny County Hospital Development Authority Revenue Refunding (University Pittsburgh Medical Center), Series 2019-A, 5.00%, due 7/15/2029	2,878,149
See Notes to Schedule of Investments

Schedule of Investments Municipal Intermediate Bond Fund^ (Unaudited)  (cont’d)
Principal Amount		Value
Pennsylvania – cont'd
	Lackawanna County Industrial Development Authority Revenue Refunding (University of Scranton)
$940,000	Series 2017, 5.00%, due 11/1/2028	$998,377
565,000	Series 2017, 5.00%, due 11/1/2029	601,251
500,000	Series 2017, 5.00%, due 11/1/2030	532,490
	Luzerne County General Obligation Refunding
400,000	Series 2017-A, (AGM Insured), 5.00%, due 12/15/2025	415,726
150,000	Series 2017-A, (AGM Insured), 5.00%, due 12/15/2027	161,394
70,000	Series 2017-B, (AGM Insured), 5.00%, due 12/15/2026	73,809
	Luzerne County Industrial Development Authority Lease Revenue Refunding Guaranteed
350,000	Series 2017, (AGM Insured), 5.00%, due 12/15/2025	363,760
525,000	Series 2017, (AGM Insured), 5.00%, due 12/15/2026	543,939
250,000	Series 2017, (AGM Insured), 5.00%, due 12/15/2027	259,655
600,000	Pennsylvania Economic Development Financing Authority Revenue, Series 2023-A-1, 5.00%, due 5/15/2031	670,050
1,025,000	Pennsylvania State Commonwealth General Obligation, Series 2015, 5.00%, due 3/15/2029	1,054,170
3,420,000	Pennsylvania State Turnpike Commission Oil Franchise Tax Revenue Refunding, Series 2021-B, 5.00%, due 12/1/2046	3,650,210
2,065,000	Pennsylvania State Turnpike Commission Revenue Refunding, Series 2016, 5.00%, due 6/1/2027	2,150,094
400,000	Pennsylvania State Turnpike Commission Turnpike Revenue, Subseries 2019-A, 5.00%, due 12/1/2033	444,842
	Philadelphia Energy Authority Revenue (Philadelphia Street Lighting Project)
770,000	Series 2023-A, 5.00%, due 11/1/2031	880,885 (b)
500,000	Series 2023-A, 5.00%, due 11/1/2034	576,751 (b)
440,000	Series 2023-A, 5.00%, due 11/1/2035	503,173 (b)
		16,758,725
Puerto Rico 1.2%
800,000	Puerto Rico Industrial Tourist Education Medical & Environmental Control Facilities Authority Revenue (Hospital Auxilio Mutuo Obligation Group Project), Series 2021, 5.00%, due 7/1/2029	860,666
1,391,000	Puerto Rico Sales Tax Financing Corp. Sales Tax Revenue, Series 2018-A-1, 5.00%, due 7/1/2058	1,353,809
		2,214,475
South Carolina 1.9%
1,960,000	South Carolina State Housing Finance & Development Authority Mortgage Revenue, Series 2021-A, 1.85%, due 7/1/2036	1,484,955
2,000,000	South Carolina State Public Service Authority Obligation Revenue Refunding, Series 2014-C, 5.00%, due 12/1/2028	2,028,398
		3,513,353
Tennessee 1.4%
1,230,000	Tennessee Housing Development Agency Residential Finance Program Revenue, Series 2019-2, 3.00%, due 7/1/2039	1,160,707
1,500,000	Tennessee State Energy Acquisition Corp. Gas Revenue (LOC: Goldman Sachs Group, Inc.), Series 2018, 4.00%, due 11/1/2049 Putable 11/1/2025	1,491,746
		2,652,453
Texas 3.2%
590,000	Central Texas Regional Mobility Authority Senior Lien Refunding Revenue, Series 2020-A, 5.00%, due 1/1/2027	617,567
2,450,000	Dallas County General Obligation (Certificate Obligation), Series 2016, 5.00%, due 8/15/2023	2,451,396
750,000	Hidalgo County Regional Mobility Authority Revenue, Series 2022-B, 4.00%, due 12/1/2041	650,895
250,000	La Joya Independent School District Refunding General Obligation, Series 2013, (PSF-GTD Insured), 5.00%, due 2/15/2033	270,931
See Notes to Schedule of Investments

Schedule of Investments Municipal Intermediate Bond Fund^ (Unaudited)  (cont’d)
Principal Amount		Value
Texas – cont'd
$900,000	Laredo Independent School District General Obligation (School Building), Series 2013, 5.00%, due 8/1/2027	$901,081
290,000	Pampa Independent School District General Obligation Refunding, Series 2016, (PSF-GTD Insured), 5.00%, due 8/15/2032 Pre-Refunded 8/15/2025	299,616
710,000	Prosper Independent School District General Obligation (School Building), Series 2019, (PSF-GTD Insured), 5.00%, due 2/15/2030	791,991
		5,983,477
Utah 3.5%
	Midvale Redevelopment Agency Tax Increment & Sales Tax Revenue
660,000	Series 2018, 5.00%, due 5/1/2032	714,547
380,000	Series 2018, 5.00%, due 5/1/2034	411,155
	Utah Infrastructure Agency Telecommunication Revenue
200,000	Series 2019-A, 4.00%, due 10/15/2036	182,148
500,000	Series 2021-A, 4.00%, due 10/15/2038	441,540
100,000	Utah State General Obligation, Series 2020-B, 3.00%, due 7/1/2030	101,812
3,175,000	Utah State Transit Authority Sales Tax Revenue Refunding, Series 2007-A, (NATL Insured), 5.00%, due 6/15/2031	3,614,712
940,000	Weber County Special Assessment (Summit Mountain Assessment Area), Series 2013, 5.50%, due 1/15/2028	941,439
		6,407,353
Virginia 0.5%
1,115,000	Virginia State Housing Development Authority, Series 2021-K, 1.05%, due 12/1/2027	971,196
Washington 3.0%
85,000	North Thurston Public Schools General Obligation, Series 2016, 4.00%, due 12/1/2028	87,426
	Washington State General Obligation
1,000,000	Series 2022-C, 5.00%, due 2/1/2037	1,137,326
3,125,000	Series 2023 C, 5.00%, due 6/1/2040	3,538,547
800,000	Whitman County School District No. 267 Pullman General Obligation, Series 2016, 4.00%, due 12/1/2029	823,223
		5,586,522
West Virginia 1.1%
1,200,000	West Virginia Hospital Finance Authority Revenue (University Health System Obligated Group), Series 2023-A, 5.00%, due 6/1/2043	1,275,344
700,000	West Virginia Hospital Finance Authority Revenue Refunding (Cabell Huntington Hospital Obligated Group), Series 2018-A, 5.00%, due 1/1/2029	729,405
		2,004,749
Wisconsin 2.4%
1,500,000	Deutsche Bank Spears/Lifers Trust Revenue, (LOC: Deutsche Bank A.G.), Series 2023-DBE-8109, 4.38%, due 4/1/2055	1,500,000 (a)(c)
500,000	Public Finance Authority Hospital Revenue (Carson Valley Medical Center), Series 2021-A, 4.00%, due 12/1/2051	394,615
500,000	Public Finance Authority Senior Revenue (Wonderful Foundations Charter School Portfolio Project), Series 2020-A-1, 5.00%, due 1/1/2055	390,183 (c)
280,000	Wisconsin State Health & Education Facility Authority Revenue Refunding (Ascension Health Credit Group), Series 2016-A, 4.00%, due 11/15/2039	275,163
	Wisconsin State Housing & Economic Development Authority Home Ownership Revenue
675,000	Series 2021-A, 1.25%, due 3/1/2028	595,990
720,000	Series 2021-A, 1.35%, due 9/1/2028	631,977
See Notes to Schedule of Investments

Schedule of Investments Municipal Intermediate Bond Fund^ (Unaudited)  (cont’d)
Principal Amount		Value
Wisconsin – cont'd
$700,000	Series 2021-A, 1.45%, due 3/1/2029	$612,287
		4,400,215
Total Investments 99.0% (Cost $191,048,863)		182,312,951
Other Assets Less Liabilities 1.0%		1,880,293
Net Assets 100.0%		$184,193,244

(a)
Variable rate demand obligation where the stated interest rate is not based on a published reference rate and spread. Rather, the interest rate generally resets daily or weekly and is determined by the remarketing agent. The rate shown represents the rate in effect at July 31, 2023.

(b)	When-issued security. Total value of all such securities at July 31, 2023 amounted to $3,090,795, which represents 1.7% of net assets of the Fund.
(c)
Securities were purchased under Rule 144A of the Securities Act of 1933, as amended, or are otherwise restricted and, unless registered under the Securities Act of 1933 or exempted from registration, may only be sold to qualified institutional investors or may have other restrictions on resale. At July 31, 2023, these securities amounted to $4,091,499, which represents 2.2% of net assets of the Fund.

See Notes to Schedule of Investments

Schedule of Investments Municipal Intermediate Bond Fund^ (Unaudited)  (cont’d)
The following is a summary, categorized by Level (see the Notes to Schedule of Investments), of inputs used to value the Fund’s investments as of July 31, 2023:
Asset Valuation Inputs	Level 1	Level 2	Level 3	Total
Investments:
Municipal Notes#	$—	$182,312,951	$—	$182,312,951
Total Investments	$—	$182,312,951	$—	$182,312,951

#	The Schedule of Investments provides information on the state/territory categorization.

^  A balance indicated with a "—", reflects either a zero balance or an amount that rounds to less than 1.
See Notes to Schedule of Investments

Schedule of Investments Short Duration Bond Fund^ (Unaudited)
July 31, 2023

Principal Amount		Value
Mortgage-Backed Securities 27.0%
Collateralized Mortgage Obligations 10.4%
$987,084	COLT Mortgage Loan Trust, Series 2021-5, Class A1, 1.73%, due 11/26/2066	$820,722 (a)(b)
734,248	Ellington Financial Mortgage Trust, Series 2022-1, Class A1, 2.21%, due 1/25/2067	607,459 (a)(b)
Federal Home Loan Mortgage Corp. STACR REMIC Trust
550,000	Series 2021-DNA6, Class M2, (30 day USD SOFR Average + 1.50%), 6.57%, due 10/25/2041	540,720 (a)(c)
785,000	Series 2022-DNA2, Class M1B, (30 day USD SOFR Average + 2.40%), 7.47%, due 2/25/2042	786,963 (a)(c)
408,000	Series 2022-DNA2, Class M2, (30 day USD SOFR Average + 3.75%), 8.82%, due 2/25/2042	418,596 (a)(c)
469,000	Series 2022-HQA1, Class M2, (30 day USD SOFR Average + 5.25%), 10.32%, due 3/25/2042	499,780 (a)(c)
333,000	Series 2022-HQA3, Class M1B, (30 day USD SOFR Average + 3.55%), 8.62%, due 8/25/2042	342,887 (a)(c)
Federal Home Loan Mortgage Corp. STACR Trust
494,894	Series 2017-DNA1, Class M2, (30 day USD SOFR Average + 3.36%), 8.43%, due 7/25/2029	508,448 (c)
600,305	Series 2017-HQA3, Class M2, (30 day USD SOFR Average + 2.46%), 7.53%, due 4/25/2030	607,785 (c)
Federal National Mortgage Association Connecticut Avenue Securities
400,028	Series 2016-C01, Class 2M2, (30 day USD SOFR Average + 7.06%), 12.13%, due 8/25/2028	421,579 (c)
122,844	Series 2016-C03, Class 1M2, (30 day USD SOFR Average + 5.41%), 10.48%, due 10/25/2028	130,214 (c)
502,515	Series 2017-C06, Class 2M2, (30 day USD SOFR Average + 2.91%), 7.98%, due 2/25/2030	517,641 (c)
429,387	Series 2018-C01, Class 1M2, (30 day USD SOFR Average + 2.36%), 7.43%, due 7/25/2030	435,025 (c)
629,080	Series 2018-C02, Class 2M2, (30 day USD SOFR Average + 2.31%), 7.38%, due 8/25/2030	638,126 (c)
1,369	Series 2019-R02, Class 1M2, (30 day USD SOFR Average + 2.41%), 7.48%, due 8/25/2031	1,369 (a)(c)
251,868	Series 2021-R01, Class 1M2, (30 day USD SOFR Average + 1.55%), 6.62%, due 10/25/2041	249,693 (a)(c)
550,000	Series 2021-R03, Class 1M2, (30 day USD SOFR Average + 1.65%), 6.72%, due 12/25/2041	539,075 (a)(c)
1,700,000	Series 2022-R01, Class 1M2, (30 day USD SOFR Average + 1.90%), 6.97%, due 12/25/2041	1,673,503 (a)(c)
625,000	Series 2022-R04, Class 1M2, (30 day USD SOFR Average + 3.10%), 8.17%, due 3/25/2042	636,331 (a)(c)
725,000	Series 2022-R03, Class 1M2, (30 day USD SOFR Average + 3.50%), 8.57%, due 3/25/2042	749,644 (a)(c)
223,573	Series 2022-R07, Class 1M1, (30 day USD SOFR Average + 2.95%), 8.02%, due 6/25/2042	229,317 (a)(c)
495,000	Series 2022-R07, Class 1M2, (30 day USD SOFR Average + 4.65%), 9.72%, due 6/25/2042	529,962 (a)(c)
1,453,049	Series 2022-R08, Class 1M1, (30 day USD SOFR Average + 2.55%), 7.62%, due 7/25/2042	1,485,757 (a)(c)
79,000	Series 2022-R08, Class 1M2, (30 day USD SOFR Average + 3.60%), 8.67%, due 7/25/2042	81,691 (a)(c)
435,000	Series 2022-R08, Class 1B1, (30 day USD SOFR Average + 5.60%), 10.67%, due 7/25/2042	465,450 (a)(c)
801,850	Series 2023-R01, Class 1M1, (30 day USD SOFR Average + 2.40%), 7.47%, due 12/25/2042	816,818 (a)(c)
244,000	Series 2023-R02, Class 1M2, (30 day USD SOFR Average + 3.35%), 8.42%, due 1/25/2043	251,792 (a)(c)
407,668	GCAT Trust, Series 2021-NQM5, Class A1, 1.26%, due 7/25/2066	319,077 (a)(b)
28,153	Harborview Mortgage Loan Trust, Series 2004-4, Class 3A, (1 mo. USD LIBOR + 1.13%), 6.35%, due 6/19/2034	26,042 (c)
233,361	New Residential Mortgage Loan Trust, Series 2019-NQM5, Class A1, 2.71%, due 11/25/2059	209,409 (a)(b)
422,498	SG Residential Mortgage Trust, Series 2021-2, Class A1, 1.74%, due 12/25/2061	343,486 (a)(b)
870,088	Towd Point Mortgage Trust, Series 2022-4, Class A1, 3.75%, due 9/25/2062	805,889 (a)
Verus Securitization Trust
346,227	Series 2021-3, Class A3, 1.44%, due 6/25/2066	288,321 (a)(b)
373,743	Series 2021-6, Class A3, 1.89%, due 10/25/2066	304,346 (a)(b)
325,041	Series 2022-7, Class A1, 5.15%, due 7/25/2067	313,652 (a)(d)
17,596,569
Commercial Mortgage-Backed 10.5%
674,118	BANK, Series 2020-BN30, Class A1, 0.45%, due 12/15/2053	629,473
BBCMS Mortgage Trust
347,254	Series 2020-C7, Class A1, 1.08%, due 4/15/2053	334,314
4,402,294	Series 2021-C11, Class XA, 1.38%, due 9/15/2054	323,933 (b)(e)
1,880,631	Series 2022-C17, Class XA, 1.15%, due 9/15/2055	147,064 (b)(e)
662,000	BB-UBS Trust, Series 2012-SHOW, Class A, 3.43%, due 11/5/2036	599,429 (a)
See Notes to Schedule of Investments

Schedule of Investments Short Duration Bond Fund^ (Unaudited)  (cont’d)
Principal Amount		Value
Commercial Mortgage-Backed – cont'd
Benchmark Mortgage Trust
$138,892	Series 2019-B12, Class A2, 3.00%, due 8/15/2052	$133,861
325,000	Series 2019-B12, Class AS, 3.42%, due 8/15/2052	282,959
225,000	Series 2020-B17, Class C, 3.37%, due 3/15/2053	160,196 (b)
7,431,203	Series 2021-B30, Class XA, 0.81%, due 11/15/2054	372,184 (b)(e)
244,000	Series 2021-B31, Class D, 2.25%, due 12/15/2054	115,233 (a)
104,000	Series 2021-B31, Class E, 2.25%, due 12/15/2054	41,125 (a)
300,000	Series 2019-B10, Class B, 4.18%, due 3/15/2062	245,950 (b)
228,000	BPR Trust, Series 2022-OANA, Class D, (1 mo. USD Term SOFR + 3.70%), 8.92%, due 4/15/2037	221,802 (a)(c)
BX Commercial Mortgage Trust
100,000	Series 2021-VOLT, Class A, (1 mo. USD Term SOFR + 0.81%), 6.04%, due 9/15/2036	97,369 (a)(c)
1,640,000	Series 2021-VOLT, Class D, (1 mo. USD Term SOFR + 1.76%), 6.99%, due 9/15/2036	1,566,063 (a)(c)
233,750	Series 2019-XL, Class D, (1 mo. USD Term SOFR + 1.56%), 6.79%, due 10/15/2036	231,691 (a)(c)
200,000	Series 2020-VIV2, Class C, 3.54%, due 3/9/2044	163,570 (a)(b)
471,000	BX Trust, Series 2019-OC11, Class D, 3.94%, due 12/9/2041	393,082 (a)(b)
CAMB Commercial Mortgage Trust
1,429,000	Series 2019-LIFE, Class D, (1 mo. USD Term SOFR + 1.86%), 7.09%, due 12/15/2037	1,411,056 (a)(c)
595,000	Series 2019-LIFE, Class E, (1 mo. USD Term SOFR + 2.26%), 7.49%, due 12/15/2037	587,460 (a)(c)
140,000	Series 2019-LIFE, Class F, (1 mo. USD Term SOFR + 2.66%), 7.89%, due 12/15/2037	135,521 (a)(c)
Citigroup Commercial Mortgage Trust
170,000	Series 2023-SMRT, Class C, 5.85%, due 6/10/2028	163,334 (a)(b)
206,000	Series 2023-PRM3, Class C, 6.36%, due 7/10/2028	199,282 (a)(b)
338,290	Series 2015-GC27, Class AAB, 2.94%, due 2/10/2048	332,095
249,121	Series 2016-P4, Class AAB, 2.78%, due 7/10/2049	237,767
COMM Mortgage Trust
1,000,000	Series 2012-CR4, Class AM, 3.25%, due 10/15/2045	867,500
1,000,000	Series 2014-UBS2, Class A5, 3.96%, due 3/10/2047	988,753
1,336,172	Series 2014-UBS3, Class XA, 1.05%, due 6/10/2047	5,127 (b)(e)
236,467	Series 2014-CR19, Class ASB, 3.50%, due 8/10/2047	233,466
4,604,357	Series 2014-UBS6, Class XA, 0.83%, due 12/10/2047	34,162 (b)(e)
475,000	Series 2016-COR1, Class AM, 3.49%, due 10/10/2049	430,849
235,371	Series 2015-PC1, Class ASB, 3.61%, due 7/10/2050	229,279
CSAIL Commercial Mortgage Trust
6,263,400	Series 2016-C5, Class XA, 0.89%, due 11/15/2048	101,052 (b)(e)
444,950	Series 2016-C5, Class ASB, 3.53%, due 11/15/2048	429,734
640,000	Eleven Madison Trust Mortgage Trust, Series 2015-11MD, Class A, 3.55%, due 9/10/2035	568,225 (a)(b)
1,535,000	Federal Home Loan Mortgage Corp. Multiclass Certificates, Series 2020-RR02, Class CX, 1.27%, due 3/27/2029	88,282 (b)(e)
Federal Home Loan Mortgage Corp. Multifamily Structured Pass-Through Certificates
5,408,702	Series KW03, Class X1, 0.83%, due 6/25/2027	117,276 (b)(e)
3,402,019	Series K095, Class X1, 0.95%, due 6/25/2029	151,352 (b)(e)
5,266,570	Series K096, Class X1, 1.13%, due 7/25/2029	282,181 (b)(e)
4,100,000	Series K098, Class XAM, 1.39%, due 8/25/2029	289,640 (b)(e)
147,000	FIVE Mortgage Trust, Series 2023-V1, Class C, 6.40%, due 2/10/2056	134,223 (b)
GS Mortgage Securities Trust
80,071	Series 2010-C1, Class B, 5.15%, due 8/10/2043	79,788 (a)
7,531,569	Series 2013-GC13, Class XA, 0.02%, due 7/10/2046	75 (b)(e)
100,000	Series 2014-GC18, Class AS, 4.38%, due 1/10/2047	93,334
14,676,568	Series 2015-GC30, Class XA, 0.72%, due 5/10/2050	144,828 (b)(e)
400,000	Hilton USA Trust, Series 2016-HHV, Class D, 4.19%, due 11/5/2038	367,737 (a)(b)
400,000	Hudson Yards Mortgage Trust, Series 2016-10HY, Class A, 2.84%, due 8/10/2038	360,355 (a)
See Notes to Schedule of Investments

Schedule of Investments Short Duration Bond Fund^ (Unaudited)  (cont’d)
Principal Amount		Value
Commercial Mortgage-Backed – cont'd
$403,000	INTOWN Mortgage Trust, Series 2022-STAY, Class A, (1 mo. USD Term SOFR + 2.49%), 7.71%, due 8/15/2039	$403,378 (a)(c)
356,000	JP Morgan Chase Commercial Mortgage Securities Trust, Series 2022-OPO, Class D, 3.45%, due 1/5/2039	230,425 (a)(b)
152,000	Morgan Stanley Bank of America Merrill Lynch Trust, Series 2017-C33, Class C, 4.56%, due 5/15/2050	128,159 (b)
137,000	Morgan Stanley Capital I Trust, Series 2018-H4, Class C, 5.07%, due 12/15/2051	113,803 (b)
1,025,000	NYO Commercial Mortgage Trust, Series 2021-1290, Class D, (1 mo. USD Term SOFR + 2.66%), 7.88%, due 11/15/2038	842,283 (a)(c)
Taubman Centers Commercial Mortgage Trust
185,000	Series 2022-DPM, Class A, (1 mo. USD Term SOFR + 2.19%), 7.41%, due 5/15/2037	180,104 (a)(c)
216,000	Series 2022-DPM, Class B, (1 mo. USD Term SOFR + 2.93%), 8.15%, due 5/15/2037	209,521 (a)(c)
181,000	Series 2022-DPM, Class C, (1 mo. USD Term SOFR + 3.78%), 9.00%, due 5/15/2037	173,692 (a)(c)
Wells Fargo Commercial Mortgage Trust
270,000	Series 2014-LC18, Class A5, 3.41%, due 12/15/2047	258,343
3,807,258	Series 2019-C52, Class XA, 1.60%, due 8/15/2052	247,988 (b)(e)
17,910,727
Federal Home Loan Mortgage Corp. 4.5%
Pass-Through Certificates
66,073	4.50%, due 11/1/2039	65,049
4,127,823	5.50%, due 9/1/2052 - 4/1/2053	4,103,673
3,499,662	6.00%, due 10/1/2052 - 3/1/2053	3,522,286
7,691,008
Federal National Mortgage Association 1.6%
Pass-Through Certificates
91,471	4.50%, due 4/1/2039 - 5/1/2044	89,633
1,030,459	5.50%, due 11/1/2052	1,025,626
1,604,571	6.00%, due 11/1/2052 - 12/1/2052	1,617,588
2,732,847
Total Mortgage-Backed Securities (Cost $49,653,047)		45,931,151
Asset-Backed Securities 17.0%
875,000	37 Capital CLO 1 Ltd., Series 2021-1A, Class A, (3 mo. USD LIBOR + 1.20%), 6.77%, due 10/15/2034	869,591 (a)(c)
1,450,000	AM Capital Funding LLC, Series 2018-1, Class A, 4.98%, due 12/15/2023	1,448,867 (a)
784,782	Aqua Finance Trust, Series 2021-A, Class A, 1.54%, due 7/17/2046	694,423 (a)
Avis Budget Rental Car Funding AESOP LLC
500,000	Series 2020-2A, Class B, 2.96%, due 2/20/2027	460,548 (a)
485,000	Series 2021-2A, Class B, 1.90%, due 2/20/2028	419,169 (a)
240,900	Beacon Container Finance II LLC, Series 2021-1A, Class A, 2.25%, due 10/22/2046	205,835 (a)
728,108	BOF VII AL Funding Trust I, Series 2023-CAR3, Class A2, 6.29%, due 7/26/2032	725,944 (a)
260,000	CCG Receivables Trust, Series 2023-1, Class A2, 5.82%, due 9/16/2030	260,153 (a)
1,140,000	Crown Castle Towers LLC, 3.66%, due 5/15/2025	1,087,451 (a)
186,000	CyrusOne Data Centers Issuer I LLC, Series 2023-1A, Class A2, 4.30%, due 4/20/2048	167,339 (a)
335,000	Dell Equipment Finance Trust, Series 2023-1, Class A2, 5.65%, due 9/22/2028	333,225 (a)
1,000,000	Dryden 64 CLO Ltd., Series 2018-64A, Class D, (3 mo. USD Term SOFR + 2.91%), 8.22%, due 4/18/2031	932,025 (a)(c)
435,000	Fort Washington CLO Ltd., Series 2021-2A, Class A, (3 mo. USD Term SOFR + 1.48%), 6.81%, due 10/20/2034	424,972 (a)(c)
3,100,000	Gulf Stream Meridian 3 Ltd., Series 2021-IIIA, Class A1, (3 mo. USD Term SOFR + 1.58%), 6.89%, due 4/15/2034	3,094,901 (a)(c)
See Notes to Schedule of Investments

Schedule of Investments Short Duration Bond Fund^ (Unaudited)  (cont’d)
Principal Amount		Value
Asset-Backed Securities – cont'd
Hilton Grand Vacations Trust
$200,175	Series 2018-AA, Class A, 3.54%, due 2/25/2032	$192,868 (a)
139,423	Series 2022-2A, Class A, 4.30%, due 1/25/2037	133,320 (a)
289,507	Series 2022-2A, Class B, 4.74%, due 1/25/2037	275,889 (a)
309,239	JPMorgan Chase Bank NA, Series 2021-3, Class B, 0.76%, due 2/26/2029	294,757 (a)
539,000	MetroNet Infrastructure Issuer LLC, Series 2022-1A, Class A2, 6.35%, due 10/20/2052	522,345 (a)
MVW LLC
347,440	Series 2021-2A, Class A, 1.43%, due 5/20/2039	309,541 (a)
246,494	Series 2021-2A, Class B, 1.83%, due 5/20/2039	217,670 (a)
98,052	Series 2021-1WA, Class B, 1.44%, due 1/22/2041	88,370 (a)
Navient Private Education Refi Loan Trust
276,367	Series 2021-BA, Class A, 0.94%, due 7/15/2069	238,758 (a)
269,109	Series 2021-CA, Class A, 1.06%, due 10/15/2069	232,376 (a)
291,137	Series 2021-EA, Class A, 0.97%, due 12/16/2069	246,458 (a)
574,661	Series 2021-FA, Class A, 1.11%, due 2/18/2070	483,436 (a)
1,200,000	Oaktree CLO Ltd., Series 2022-3A, Class A2, (3 mo. USD Term SOFR + 2.30%), 7.61%, due 7/15/2035	1,211,668 (a)(c)
1,000,000	Octagon Investment Partners 43 Ltd., Series 2019-1A, Class D, (3 mo. USD Term SOFR + 4.16%), 9.51%, due 10/25/2032	935,572 (a)(c)
OneMain Financial Issuance Trust
123,304	Series 2020-1A, Class A, 3.84%, due 5/14/2032	122,892 (a)
422,000	Series 2022-2A, Class A, 4.89%, due 10/14/2034	412,828 (a)
1,000,000	Park Blue CLO Ltd., Series 2022-1A, Class A1, (3 mo. USD Term SOFR + 2.45%), 7.78%, due 10/20/2034	1,008,694 (a)(c)
PFS Financing Corp.
960,000	Series 2021-A, Class A, 0.71%, due 4/15/2026	924,002 (a)
300,000	Series 2021-B, Class A, 0.77%, due 8/15/2026	284,094 (a)
673,000	Series 2022-A, Class A, 2.47%, due 2/15/2027	637,825 (a)
580,000	Prestige Auto Receivables Trust, Series 2021-1A, Class D, 2.08%, due 2/15/2028	522,691 (a)
410,000	SBA Tower Trust, Series 2014-2A, Class C, 3.87%, due 10/15/2049	398,127 (a)
Sierra Timeshare Receivables Funding LLC
162,601	Series 2019-1A, Class C, 3.77%, due 1/20/2036	156,601 (a)
56,377	Series 2019-2A, Class A, 2.59%, due 5/20/2036	54,441 (a)
65,528	Series 2020-2A, Class C, 3.51%, due 7/20/2037	61,808 (a)
175,858	Series 2022-1A, Class A, 3.05%, due 10/20/2038	166,214 (a)
234,936	Series 2022-1A, Class C, 3.94%, due 10/20/2038	218,756 (a)
252,000	Series 2023-2A, Class C, 7.30%, due 4/20/2040	251,882 (a)
134,351	Series 2022-2A, Class B, 5.04%, due 6/20/2040	129,997 (a)
1,000,000	Signal Peak CLO 8 Ltd., Series 2020-8A, Class A, (3 mo. USD Term SOFR + 1.53%), 6.86%, due 4/20/2033	993,677 (a)(c)
139,662	SoFi Consumer Loan Program Trust, Series 2023-1S, Class A, 5.81%, due 5/15/2031	139,402 (a)
SoFi Professional Loan Program LLC
264,193	Series 2021-A, Class AFX, 1.03%, due 8/17/2043	221,390 (a)
490,000	Series 2018-C, Class BFX, 4.13%, due 1/25/2048	439,425 (a)
1,200,000	Storm King Park CLO Ltd., Series 2022-1A, Class A1, (3 mo. USD Term SOFR + 2.05%), 7.36%, due 10/15/2035	1,215,398 (a)(c)
192,075	Taco Bell Funding LLC, Series 2021-1A, Class A2I, 1.95%, due 8/25/2051	165,268 (a)
411,665	TAL Advantage VII LLC, Series 2020-1A, Class A, 2.05%, due 9/20/2045	361,826 (a)
500,000	TICP CLO VII Ltd., Series 2017-7A, Class DR, (3 mo. USD Term SOFR + 3.46%), 8.77%, due 4/15/2033	483,784 (a)(c)
739,000	T-Mobile U.S. Trust, Series 2022-1A, Class A, 4.91%, due 5/22/2028	731,364 (a)
623,581	Vantage Data Centers Issuer LLC, Series 2019-1A, Class A2, 3.19%, due 7/15/2044	602,753 (a)
See Notes to Schedule of Investments

Schedule of Investments Short Duration Bond Fund^ (Unaudited)  (cont’d)
Principal Amount		Value
Asset-Backed Securities – cont'd
$1,000,000	Voya CLO Ltd., Series 2016-2A, Class CR, (3 mo. USD Term SOFR + 4.26%), 9.58%, due 7/19/2028	$928,099 (a)(c)
875,000	Whitebox CLO III Ltd., Series 2021-3A, Class A1, (3 mo. USD Term SOFR + 1.48%), 6.79%, due 10/15/2034	869,124 (a)(c)
Total Asset-Backed Securities (Cost $30,003,160)		29,009,833

Corporate Bonds 46.0%
Aerospace & Defense 2.8%
2,025,000	Boeing Co., 2.70%, due 2/1/2027	1,856,449
2,975,000	L3Harris Technologies, Inc., 5.40%, due 1/15/2027	2,982,453
		4,838,902
Agriculture 0.6%
1,070,000	Philip Morris International, Inc., 5.13%, due 11/17/2027	1,072,412
Airlines 1.9%
275,000	American Airlines, Inc., 7.25%, due 2/15/2028	273,019 (a)
	American Airlines, Inc./AAdvantage Loyalty IP Ltd.
531,666	5.50%, due 4/20/2026	523,698 (a)
1,135,000	5.75%, due 4/20/2029	1,098,815 (a)
110,000	Delta Air Lines, Inc., 7.00%, due 5/1/2025	112,546 (a)
348,752	Delta Air Lines, Inc./SkyMiles IP Ltd., 4.50%, due 10/20/2025	341,827 (a)
945,000	VistaJet Malta Finance PLC/Vista Management Holding, Inc., 9.50%, due 6/1/2028	902,513 (a)
		3,252,418
Auto Manufacturers 3.0%
	Ford Motor Credit Co. LLC
400,000	6.95%, due 3/6/2026	403,944
280,000	6.95%, due 6/10/2026	282,240
545,000	7.35%, due 11/4/2027	558,503
130,000	6.80%, due 5/12/2028	131,194
320,000	2.90%, due 2/10/2029	267,200
	General Motors Financial Co., Inc.
490,000	3.80%, due 4/7/2025	475,728
1,945,000	5.40%, due 4/6/2026	1,933,688
1,010,000	Volkswagen Group of America Finance LLC, 3.35%, due 5/13/2025	970,598 (a)
		5,023,095
Auto Parts & Equipment 0.3%
255,000	Goodyear Tire & Rubber Co., 5.00%, due 5/31/2026	247,736
245,000	ZF North America Capital, Inc., 6.88%, due 4/14/2028	248,831 (a)
		496,567
Banks 14.6%
	Banco Santander SA
450,000	2.75%, due 5/28/2025	425,741
1,440,000	5.15%, due 8/18/2025	1,420,854
	Bank of America Corp.
425,000	Series L, 3.95%, due 4/21/2025	411,556
1,000,000	3.84%, due 4/25/2025	985,151 (f)
1,980,000	3.38%, due 4/2/2026	1,904,470 (f)
1,075,000	BNP Paribas SA, 3.80%, due 1/10/2024	1,064,078 (a)
See Notes to Schedule of Investments

Schedule of Investments Short Duration Bond Fund^ (Unaudited)  (cont’d)
Principal Amount		Value

Banks – cont'd
Citigroup, Inc.
$1,175,000	3.35%, due 4/24/2025	$1,151,868 (f)
1,400,000	2.01%, due 1/25/2026	1,321,008 (f)
Goldman Sachs Group, Inc.
780,000	0.66%, due 9/10/2024	775,009 (f)
2,230,000	1.95%, due 10/21/2027	1,988,983 (f)
JPMorgan Chase & Co.
1,100,000	2.30%, due 10/15/2025	1,053,310 (f)
1,225,000	4.08%, due 4/26/2026	1,196,139 (f)
1,985,000	1.47%, due 9/22/2027	1,757,297 (f)
Morgan Stanley
385,000	3.62%, due 4/17/2025	378,577 (f)
1,560,000	0.79%, due 5/30/2025	1,490,020 (f)
2,265,000	1.59%, due 5/4/2027	2,032,079 (f)
2,035,000	Royal Bank of Canada, 3.38%, due 4/14/2025	1,962,945
1,485,000	U.S. Bancorp, 5.73%, due 10/21/2026	1,489,660 (f)
2,115,000	Wells Fargo & Co., 3.91%, due 4/25/2026	2,046,966 (f)
24,855,711
Building Materials 0.1%
223,000	Jeld-Wen, Inc., 4.63%, due 12/15/2025	217,734 (a)
Commercial Services 0.3%
550,000	APX Group, Inc., 6.75%, due 2/15/2027	536,250 (a)
Computers 0.2%
320,000	Presidio Holdings, Inc., 4.88%, due 2/1/2027	302,529 (a)
Cosmetics - Personal Care 0.2%
400,000	Haleon U.S. Capital LLC, 3.02%, due 3/24/2024	392,680
Diversified Financial Services 2.6%
AerCap Ireland Capital DAC/AerCap Global Aviation Trust
150,000	4.50%, due 9/15/2023	149,680
460,000	6.50%, due 7/15/2025	463,218
1,000,000	American Express Co., 3.95%, due 8/1/2025	971,631
Capital One Financial Corp.
1,040,000	4.17%, due 5/9/2025	1,017,455 (f)
1,005,000	6.31%, due 6/8/2029	1,008,797 (f)
175,000	GTP Acquisition Partners I LLC, Series 2015-2, Class A, 3.48%, due 6/16/2025	167,274 (a)
OneMain Finance Corp.
235,000	3.50%, due 1/15/2027	203,198
415,000	9.00%, due 1/15/2029	421,682
4,402,935
Electric 1.4%
2,135,000	Dominion Energy, Inc., Series D, 2.85%, due 8/15/2026	1,979,376
495,000	Duke Energy Corp., 2.65%, due 9/1/2026	458,657
2,438,033
Energy - Alternate Sources 0.3%
470,000	Sunnova Energy Corp., 5.88%, due 9/1/2026	421,864 (a)
See Notes to Schedule of Investments

Schedule of Investments Short Duration Bond Fund^ (Unaudited)  (cont’d)
Principal Amount		Value

Entertainment 1.9%
	Warnermedia Holdings, Inc.
$1,990,000	6.41%, due 3/15/2026	$1,993,365
1,295,000	3.76%, due 3/15/2027	1,212,159
		3,205,524
Healthcare - Products 1.1%
1,670,000	GE HealthCare Technologies, Inc., 5.55%, due 11/15/2024	1,668,125
310,000	Medline Borrower LP, 3.88%, due 4/1/2029	271,458 (a)
		1,939,583
Home Builders 0.1%
150,000	Tri Pointe Homes, Inc., 5.25%, due 6/1/2027	144,937
Insurance 1.0%
540,000	Alliant Holdings Intermediate LLC/Alliant Holdings Co.-Issuer, 6.75%, due 4/15/2028	537,263 (a)
465,000	AssuredPartners, Inc., 7.00%, due 8/15/2025	459,142 (a)
785,000	Jackson National Life Global Funding, 1.75%, due 1/12/2025	732,651 (a)
		1,729,056
Internet 0.3%
480,000	EquipmentShare.com, Inc., 9.00%, due 5/15/2028	475,786 (a)
Leisure Time 0.6%
400,000	Carnival Corp., 10.50%, due 2/1/2026	421,646 (a)
145,000	Lindblad Expeditions Holdings, Inc., 9.00%, due 5/15/2028	149,731 (a)
290,000	Lindblad Expeditions LLC, 6.75%, due 2/15/2027	278,291 (a)
230,000	Royal Caribbean Cruises Ltd., 4.25%, due 7/1/2026	213,780 (a)
		1,063,448
Media 0.5%
940,000	Fox Corp., 3.05%, due 4/7/2025	905,375
Oil & Gas 0.5%
460,000	Ascent Resources Utica Holdings LLC/ARU Finance Corp., 7.00%, due 11/1/2026	449,890 (a)
430,000	Civitas Resources, Inc., 8.38%, due 7/1/2028	442,281 (a)
		892,171
Packaging & Containers 0.2%
355,000	Mauser Packaging Solutions Holding Co., 7.88%, due 8/15/2026	354,042 (a)
Pharmaceuticals 1.6%
1,000,000	AbbVie, Inc., 2.95%, due 11/21/2026	938,087
1,885,000	CVS Health Corp., 3.63%, due 4/1/2027	1,794,536
0	Pfizer Investment Enterprises Pte. Ltd., 4.45%, due 5/19/2028	0
		2,732,623
Pipelines 2.0%
290,000	Blue Racer Midstream LLC/Blue Racer Finance Corp., 7.63%, due 12/15/2025	290,814 (a)
	EQM Midstream Partners LP
333,000	6.00%, due 7/1/2025	330,616 (a)
180,000	7.50%, due 6/1/2027	182,680 (a)
710,000	Genesis Energy LP/Genesis Energy Finance Corp., 6.50%, due 10/1/2025	703,351
540,000	MPLX LP, 4.88%, due 6/1/2025	532,851
	New Fortress Energy, Inc.
360,000	6.75%, due 9/15/2025	342,833 (a)
365,000	6.50%, due 9/30/2026	334,908 (a)
See Notes to Schedule of Investments

Schedule of Investments Short Duration Bond Fund^ (Unaudited)  (cont’d)
Principal Amount		Value

Pipelines – cont'd
$230,000	Summit Midstream Holdings LLC/Summit Midstream Finance Corp., 9.00%, due 10/15/2026	$225,972 (a)
460,000	Tallgrass Energy Partners LP/Tallgrass Energy Finance Corp., 6.00%, due 3/1/2027	435,911 (a)
		3,379,936
Real Estate Investment Trusts 2.0%
	American Tower Corp.
870,000	1.60%, due 4/15/2026	783,781
1,635,000	1.45%, due 9/15/2026	1,449,537
432,000	American Tower Trust 1, 5.49%, due 3/15/2028	432,405 (a)
350,000	Park Intermediate Holdings LLC/PK Domestic Property LLC/PK Finance Co.-Issuer, 4.88%, due 5/15/2029	305,813 (a)
100,000	VICI Properties LP/VICI Note Co., Inc., 4.63%, due 6/15/2025	97,093 (a)
310,000	XHR LP, 6.38%, due 8/15/2025	304,780 (a)
		3,373,409
Retail 0.4%
	1011778 BC ULC/New Red Finance, Inc.
330,000	3.88%, due 1/15/2028	302,224 (a)
330,000	4.38%, due 1/15/2028	304,915 (a)
		607,139
Semiconductors 1.0%
750,000	Broadcom Corp./Broadcom Cayman Finance Ltd., 3.88%, due 1/15/2027	715,061
1,145,000	Marvell Technology, Inc., 1.65%, due 4/15/2026	1,036,052
		1,751,113
Software 1.6%
	Oracle Corp.
422,000	5.80%, due 11/10/2025	427,338
2,550,000	1.65%, due 3/25/2026	2,326,713
		2,754,051
Telecommunications 2.9%
	AT&T, Inc.
1,675,000	1.70%, due 3/25/2026	1,521,621
1,270,000	1.65%, due 2/1/2028	1,084,664
410,000	Level 3 Financing, Inc., 3.63%, due 1/15/2029	270,670 (a)
	T-Mobile USA, Inc.
1,150,000	2.25%, due 2/15/2026	1,062,652
1,010,000	3.75%, due 4/15/2027	958,339
		4,897,946
Total Corporate Bonds (Cost $80,970,365)		78,457,269

Loan Assignments(c) 2.1%
Aerospace & Defense 0.1%
189,506	Peraton Corp., Term Loan B, (1 mo. USD Term SOFR + 3.75%), 9.17%, due 2/1/2028	187,731
Air Transport 0.1%
171,000	American Airlines, Inc., Term Loan, (3 mo. USD Term SOFR + 4.75%), due 4/20/2028	176,913 (g)(h)
Business Equipment & Services 0.2%
363,636	William Morris Endeavor Entertainment LLC, First Lien Term Loan, (1 mo. USD Term SOFR + 2.75%), 8.18%, due 5/18/2025	362,625
See Notes to Schedule of Investments

Schedule of Investments Short Duration Bond Fund^ (Unaudited)  (cont’d)
Principal Amount		Value

Chemicals & Plastics 0.1%
$106,839	Starfruit Finco BV, Term Loan B, (3 mo. USD Term SOFR + 2.75%), 8.07%, due 10/1/2025	$106,438
Diversified Financial Services 0.3%
500,000	Avolon TLB Borrower 1 (US) LLC, Term Loan B6, (1 mo. USD Term SOFR + 2.50%), 7.75%, due 6/22/2028	499,790
Diversified Insurance 0.3%
400,000	HUB International Ltd., Term Loan B, (3 mo. USD Term SOFR), due 6/20/2030	401,500 (g)(h)
Electronics - Electrical 0.3%
409,960	Hyland Software, Inc., First Lien Term Loan, (1 mo. USD Term SOFR + 3.50%), 8.93%, due 7/1/2024	408,209
133,741	Ingram Micro, Inc., Term Loan B, (3 mo. USD LIBOR + 3.50%), 9.04%, due 6/30/2028	133,206
		541,415
Health Care 0.3%
189,520	Medline Borrower LP, Term Loan B, (1 mo. USD Term SOFR + 3.25%), due 10/23/2028	187,453 (g)(h)
370,000	Select Medical Corp., Term Loan B, (1 mo. USD Term SOFR + 2.50%), 7.81%, due 3/6/2025	368,982
		556,435
Industrial Equipment 0.1%
179,540	Gates Global LLC, Term Loan B3, (1 mo. USD Term SOFR + 2.50%), 7.92%, due 3/31/2027	179,006
Internet 0.1%
171,646	NortonLifeLock, Inc., Term Loan B, (1 mo. USD Term SOFR), due 9/12/2029	170,972 (g)(h)
Leisure Goods - Activities - Movies 0.1%
179,537	Carnival Corp., Term Loan B, (1 mo. USD Term SOFR + 3.00%), 8.43%, due 6/30/2025	179,268
Retailers (except food & drug) 0.1%
177,248	Petco Health & Wellness Co., Inc., Term Loan B, (3 mo. USD Term SOFR + 3.25%), due 3/3/2028	176,532 (g)(h)
Total Loan Assignments (Cost $3,519,607)		3,538,625
Number of Shares

Short-Term Investments 6.2%
Commercial Paper 1.1%
1,980,000	AT&T, Inc., 5.34%, due 10/17/2023	1,956,242 (a)
See Notes to Schedule of Investments

Schedule of Investments Short Duration Bond Fund^ (Unaudited)  (cont’d)
Number of Shares		Value
Investment Companies 5.1%
8,668,103	State Street Institutional U.S. Government Money Market Fund Premier Class, 5.19%(i)	$8,668,103
Total Short-Term Investments (Cost $10,625,488)		10,624,345
Total Investments 98.3% (Cost $174,771,667)		167,561,223
Other Assets Less Liabilities 1.7%		2,940,263 (j)
Net Assets 100.0%		$170,501,486

(a)
Securities were purchased under Rule 144A of the Securities Act of 1933, as amended, or are otherwise restricted and, unless registered under the Securities Act of 1933 or exempted from registration, may only be sold to qualified institutional investors or may have other restrictions on resale. At July 31, 2023, these securities amounted to $70,748,480, which represents 41.5% of net assets of the Fund.

(b)
Variable or floating rate security where the stated interest rate is not based on a published reference rate and spread. Rather, the interest rate adjusts periodically based on changes in current interest rates and prepayments on the underlying pool of assets. The interest rate shown was the current rate as of July 31,
2023.

(c)	Variable or floating rate security. The interest rate shown was the current rate as of July 31, 2023 and changes periodically.
(d)
Step Bond. Coupon rate is a fixed rate for an initial period that either resets at a specific date or may reset in the future contingent upon a predetermined trigger. The interest rate shown was the current rate as of
July 31, 2023.

(e)
Interest only security. These securities represent the right to receive the monthly interest payments on an underlying pool of mortgages. Payments of principal on the pool reduce the value of the "interest only"
holding.

(f)	Security issued at a fixed coupon rate, which converts to a variable rate at a future date. Rate shown is the rate in effect as of period end.
(g)	All or a portion of this security was purchased on a delayed delivery basis.
(h)	All or a portion of this security had not settled as of July 31, 2023 and thus may not have an interest rate in effect. Interest rates do not take effect until settlement.
(i)	Represents 7-day effective yield as of July 31, 2023.
(j)	Includes the impact of the Fund’s open positions in derivatives at July 31, 2023.
See Notes to Schedule of Investments

Schedule of Investments Short Duration Bond Fund^ (Unaudited)  (cont’d)

POSITIONS BY COUNTRY
Country	Investments at Value	Percentage of Net Assets
United States	$135,753,776	79.6%
Cayman Islands	11,752,107	6.9%
Canada	2,570,084	1.5%
Spain	1,846,595	1.1%
Germany	1,219,429	0.7%
Jersey	1,215,398	0.7%
France	1,064,078	0.6%
Switzerland	902,513	0.6%
Ireland	612,898	0.4%
Short-Term Investments and Other Assets—Net	13,564,608	7.9%
	$170,501,486	100.0%
See Notes to Schedule of Investments

Schedule of Investments Short Duration Bond Fund^ (Unaudited)  (cont’d)
Derivative Instruments
Futures contracts ("futures")
At July 31, 2023, open positions in futures for the Fund were as follows:

Long Futures:

Expiration Date	Number of Contracts	Open Contracts	Notional Amount	Value and Unrealized Appreciation/ (Depreciation)
9/2023	462	U.S. Treasury Note, 2 Year	$93,800,438	$(1,289,094)
Total Long Positions			$93,800,438	$(1,289,094)

Short Futures:

Expiration Date	Number of Contracts	Open Contracts	Notional Amount	Value and Unrealized Appreciation/ (Depreciation)
9/2023	42	U.S. Treasury Note, 10 Year	$(4,679,063)	$118,781
9/2023	180	U.S. Treasury Note, 5 Year	(19,227,656)	420,156
9/2023	18	U.S. Treasury Note, Ultra 10 Year	(2,105,719)	48,516
9/2023	8	U.S. Treasury Ultra Bond	(1,057,750)	19,617
Total Short Positions			$(27,070,188)	$607,070
Total Futures				$(682,024)
The following is a summary, categorized by Level (see the Notes to Schedule of Investments), of inputs used to value the Fund’s investments as of July 31, 2023:
Asset Valuation Inputs	Level 1	Level 2	Level 3	Total
Investments:
Mortgage-Backed Securities#	$—	$45,931,151	$—	$45,931,151
Asset-Backed Securities	—	29,009,833	—	29,009,833
Corporate Bonds#	—	78,457,269	—	78,457,269
Loan Assignments#	—	3,538,625	—	3,538,625
Short-Term Investments	—	10,624,345	—	10,624,345
Total Investments	$—	$167,561,223	$—	$167,561,223

#	The Schedule of Investments provides information on the industry or sector categorization as well as a Positions by Country summary.
The following is a summary, categorized by Level (see the Notes to Schedule of Investments), of inputs used to value the Fund’s derivatives as of July 31, 2023:
Other Financial Instruments	Level 1	Level 2	Level 3	Total
Futures@
Assets	$607,070	$—	$—	$607,070
Liabilities	(1,289,094)	—	—	(1,289,094)
Total	$(682,024)	$—	$—	$(682,024)

@	Futures are reported at the cumulative unrealized appreciation/(depreciation) of the instrument.

^  A balance indicated with a "—", reflects either a zero balance or an amount that rounds to less than 1.
See Notes to Schedule of Investments

Schedule of Investments Strategic Income Fund^ (Unaudited)
July 31, 2023

Principal Amount(a)		Value
U.S. Treasury Obligations 2.9%
U.S. Treasury Bills
$15,495,000	5.13%, due 9/28/2023	$15,363,085 (b)
11,000,000	5.23%, due 10/12/2023	10,884,005 (b)
250,000	5.11%, due 11/24/2023	245,813 (b)
U.S. Treasury Bonds
2,825,000	2.38%, due 5/15/2051	2,039,297
8,440,000	4.00%, due 11/15/2052	8,432,088
12,975,000	3.63%, due 5/15/2053	12,121,488
1,354,662	U.S. Treasury Inflation-Indexed Bonds, 0.13%, due 2/15/2052	871,429 (c)
107,195	U.S. Treasury Inflation-Indexed Notes, 1.13%, due 1/15/2033	102,415 (c)
46,380,000	U.S. Treasury Notes, 3.38%, due 5/15/2033	44,242,172
Total U.S. Treasury Obligations (Cost $95,161,373)		94,301,792
U.S. Government Agency Securities 0.1%
2,030,000	Federal National Mortgage Association, 5.63%, due 7/15/2037 (Cost $2,647,461)	2,305,074

Mortgage-Backed Securities 60.7%
Collateralized Mortgage Obligations 9.1%
Federal Home Loan Mortgage Corp. REMICS
4,359,236	Series 4117, Class IO, 4.00%, due 10/15/2042	736,338 (d)
6,109,623	Series 4150, Class SP, (6.04% - 30 day USD SOFR Average), 0.97%, due 1/15/2043	635,684 (d)(e)
2,924,025	Series 4456, Class SA, (6.04% - 30 day USD SOFR Average), 0.97%, due 3/15/2045	301,012 (d)(e)
2,711,144	Series 4627, Class SA, (5.89% - 30 day USD SOFR Average), 0.82%, due 10/15/2046	306,181 (d)(e)
5,116,331	Series 4994, Class LI, 4.00%, due 12/25/2048	936,858 (d)
3,522,168	Series 5146, Class EC, 1.50%, due 2/25/2049	2,789,646
3,938,263	Series 4953, Class BI, 4.50%, due 2/25/2050	791,723 (d)
Federal Home Loan Mortgage Corp. STACR REMIC Trust
3,380,200	Series 2021-DNA7, Class M2, (30 day USD SOFR Average + 1.80%), 6.87%, due 11/25/2041	3,316,789 (e)(f)
8,054,000	Series 2022-DNA2, Class M2, (30 day USD SOFR Average + 3.75%), 8.82%, due 2/25/2042	8,263,162 (e)(f)
10,100,000	Series 2022-HQA1, Class M2, (30 day USD SOFR Average + 5.25%), 10.32%, due 3/25/2042	10,762,863 (e)(f)
5,496,000	Series 2022-DNA3, Class M1B, (30 day USD SOFR Average + 2.90%), 7.97%, due 4/25/2042	5,591,436 (e)(f)
5,000,000	Series 2022-DNA5, Class M1B, (30 day USD SOFR Average + 4.50%), 9.57%, due 6/25/2042	5,337,500 (e)(f)
9,447,000	Series 2022-DNA6, Class M1B, (30 day USD SOFR Average + 3.70%), 8.77%, due 9/25/2042	9,863,018 (e)(f)
Federal Home Loan Mortgage Corp. STACR Trust
3,100,581	Series 2018-DNA1, Class M2, (30 day USD SOFR Average + 1.91%), 6.98%, due 7/25/2030	3,100,570 (e)
10,129,325	Series 2018-HQA1, Class M2, (30 day USD SOFR Average + 2.41%), 7.48%, due 9/25/2030	10,234,934 (e)
5,000,000	Series 2019-HQA1, Class B1, (30 day USD SOFR Average + 4.51%), 9.58%, due 2/25/2049	5,389,573 (e)(f)
13,232,000	Series 2019-DNA2, Class B1, (30 day USD SOFR Average + 4.46%), 9.53%, due 3/25/2049	14,058,944 (e)(f)
14,840,000	Series 2019-HQA2, Class B1, (30 day USD SOFR Average + 4.21%), 9.28%, due 4/25/2049	15,754,269 (e)(f)
See Notes to Schedule of Investments

Schedule of Investments Strategic Income Fund^ (Unaudited)  (cont’d)
Principal Amount(a)		Value

Collateralized Mortgage Obligations – cont'd
Federal National Mortgage Association Connecticut Avenue Securities
$4,510,069	Series 2017-C06, Class 2M2, (30 day USD SOFR Average + 2.91%), 7.98%, due 2/25/2030	$4,645,826 (e)
1,166,463	Series 2017-C07, Class 1M2, (30 day USD SOFR Average + 2.51%), 7.58%, due 5/25/2030	1,175,212 (e)
5,438,355	Series 2018-C01, Class 1M2, (30 day USD SOFR Average + 2.36%), 7.43%, due 7/25/2030	5,509,760 (e)
2,137,610	Series 2018-C02, Class 2M2, (30 day USD SOFR Average + 2.31%), 7.38%, due 8/25/2030	2,168,349 (e)
371,765	Series 2018-C04, Class 2M2, (30 day USD SOFR Average + 2.66%), 7.73%, due 12/25/2030	381,426 (e)
2,178,026	Series 2018-C05, Class 1M2, (30 day USD SOFR Average + 2.46%), 7.53%, due 1/25/2031	2,224,346 (e)
6,708,397	Series 2019-R04, Class 2B1, (30 day USD SOFR Average + 5.36%), 10.43%, due 6/25/2039	7,105,458 (e)(f)
4,519,974	Series 2019-R05, Class 1B1, (30 day USD SOFR Average + 4.21%), 9.28%, due 7/25/2039	4,626,975 (e)(f)
6,809,000	Series 2020-R01, Class 1B1, (30 day USD SOFR Average + 3.36%), 8.43%, due 1/25/2040	6,698,354 (e)(f)
8,504,000	Series 2022-R01, Class 1M2, (30 day USD SOFR Average + 1.90%), 6.97%, due 12/25/2041	8,371,454 (e)(f)
4,726,000	Series 2022-R04, Class 1M2, (30 day USD SOFR Average + 3.10%), 8.17%, due 3/25/2042	4,811,682 (e)(f)
11,745,000	Series 2022-R03, Class 1M2, (30 day USD SOFR Average + 3.50%), 8.57%, due 3/25/2042	12,144,227 (e)(f)
3,919,662	Series 2022-R07, Class 1M1, (30 day USD SOFR Average + 2.95%), 8.02%, due 6/25/2042	4,020,373 (e)(f)
4,006,624	Series 2022-R08, Class 1M2, (30 day USD SOFR Average + 3.60%), 8.67%, due 7/25/2042	4,143,090 (e)(f)
5,000,200	Series 2022-R08, Class 1B1, (30 day USD SOFR Average + 5.60%), 10.67%, due 7/25/2042	5,350,214 (e)(f)
6,108,000	Series 2023-R01, Class 1M2, (30 day USD SOFR Average + 3.75%), 8.82%, due 12/25/2042	6,383,760 (e)(f)
6,443,000	Series 2023-R02, Class 1M2, (30 day USD SOFR Average + 3.35%), 8.42%, due 1/25/2043	6,648,758 (e)(f)
Federal National Mortgage Association Interest Strip
6,330,818	Series 413, Class C26, 4.00%, due 10/25/2041	1,114,061 (d)
8,173,612	Series 418, Class C24, 4.00%, due 8/25/2043	1,502,182 (d)
Federal National Mortgage Association REMICS
321,542	Series 2012-96, Class PS, (6.59% - 30 day USD SOFR Average), 1.52%, due 7/25/2041	1,299 (d)(e)
6,021,148	Series 2019-49, Class DS, (6.04% - 30 day USD SOFR Average), 0.97%, due 6/25/2043	637,279 (d)(e)
7,228,453	Series 2018-18, Class ST, (5.99% - 30 day USD SOFR Average), 0.92%, due 12/25/2044	698,063 (d)(e)
3,887,253	Series 2016-8, Class SB, (5.99% - 30 day USD SOFR Average), 0.92%, due 3/25/2046	335,125 (d)(e)
3,355,022	Series 2016-31, Class HS, (5.89% - 30 day USD SOFR Average), 0.82%, due 6/25/2046	349,107 (d)(e)
3,837,220	Series 2016-67, Class KS, (5.89% - 30 day USD SOFR Average), 0.82%, due 9/25/2046	404,539 (d)(e)
6,572,262	Series 2016-62, Class SA, (5.89% - 30 day USD SOFR Average), 0.82%, due 9/25/2046	605,203 (d)(e)
7,750,932	Series 2019-33, Class SN, (5.99% - 30 day USD SOFR Average), 0.92%, due 7/25/2049	712,198 (d)(e)
14,250,272	Series 2021-76, Class AI, 3.50%, due 11/25/2051	2,372,492 (d)
See Notes to Schedule of Investments

Schedule of Investments Strategic Income Fund^ (Unaudited)  (cont’d)
Principal Amount(a)		Value

Collateralized Mortgage Obligations – cont'd
Government National Mortgage Association REMICS
$1,725,653	Series 2013-186, Class SA, (5.99% - 1 mo. USD Term SOFR), 0.76%, due 12/16/2043	$155,121 (d)(e)
10,062,773	Series 2015-144, Class HS, (6.09% - 1 mo. USD Term SOFR), 0.83%, due 10/20/2045	1,028,209 (d)(e)
4,861,101	Series 2015-187, Class AI, 4.50%, due 12/20/2045	898,341 (d)
6,646,549	Series 2017-112, Class KS, (6.09% - 1 mo. USD Term SOFR), 0.83%, due 7/20/2047	695,521 (d)(e)
7,842,508	Series 2020-86, Class WK, 1.00%, due 6/20/2050	6,089,265
9,910,903	Series 2020-107, Class AB, 1.00%, due 7/20/2050	7,735,364
8,300,520	Series 2020-112, Class KA, 1.00%, due 8/20/2050	6,452,379
9,056,137	Series 2020-151, Class MI, 2.50%, due 10/20/2050	1,205,248 (d)
15,205,050	Series 2021-30, Class DI, 2.50%, due 2/20/2051	2,065,690 (d)
7,262,708	Series 2021-103, Class HE, 2.00%, due 6/20/2051	6,085,021
7,406,153	Series 2021-119, Class NC, 1.50%, due 7/20/2051	6,037,665
10,629,426	Series 2021-196, Class IO, 2.50%, due 11/20/2051	1,450,225 (d)
207,550	JP Morgan Alternative Loan Trust, Series 2006-A5, Class 1A1, (1 mo. USD Term SOFR + 0.43%), 5.73%, due 10/25/2036	185,397 (e)
8,135,769	Onslow Bay Mortgage Loan Trust, Series 2021-NQM4, Class A1, 1.96%, due 10/25/2061	6,534,830 (f)(g)
11,477,732	SG Residential Mortgage Trust, Series 2021-2, Class A1, 1.74%, due 12/25/2061	9,331,255 (f)(g)
22,911,828	Starwood Mortgage Residential Trust, Series 2021-5, Class A1, 1.92%, due 9/25/2066	18,308,966 (f)(g)
6,326,631	Towd Point Mortgage Trust, Series 2022-4, Class A1, 3.75%, due 9/25/2062	5,859,827 (f)
Verus Securitization Trust
21,968,590	Series 2021-6, Class A1, 1.63%, due 10/25/2066	18,126,288 (f)(g)
5,649,629	Series 2021-6, Class A3, 1.89%, due 10/25/2066	4,600,600 (f)(g)
3,152,550	Series 2022-4, Class A3, 4.74%, due 4/25/2067	2,943,909 (f)(g)
299,100,433
Commercial Mortgage-Backed 4.4%
BANK
1,828,000	Series 2019-BN17, Class C, 4.51%, due 4/15/2052	1,390,903 (g)
1,376,000	Series 2021-BN38, Class C, 3.22%, due 12/15/2064	884,146 (g)
1,606,000	Barclays Commercial Mortgage Trust, Series 2019-C5, Class C, 3.71%, due 11/15/2052	1,231,992
BBCMS Mortgage Trust
93,649,883	Series 2021-C11, Class XA, 1.38%, due 9/15/2054	6,891,021 (d)(g)
33,009,869	Series 2022-C17, Class XA, 1.15%, due 9/15/2055	2,581,345 (d)(g)
Benchmark Mortgage Trust
3,200,000	Series 2020-B16, Class C, 3.65%, due 2/15/2053	2,338,416 (g)
3,864,000	Series 2020-B17, Class C, 3.37%, due 3/15/2053	2,751,093 (g)
47,286,306	Series 2021-B30, Class XA, 0.81%, due 11/15/2054	2,368,283 (d)(g)
600,000	Series 2021-B31, Class E, 2.25%, due 12/15/2054	237,261 (f)
1,731,000	BMO Mortgage Trust, Series 2023-C5, Class C, 6.63%, due 6/15/2056	1,631,025 (g)
8,573,000	BPR Trust, Series 2022-OANA, Class D, (1 mo. USD Term SOFR + 3.70%), 8.92%, due 4/15/2037	8,339,945 (e)(f)
BX Commercial Mortgage Trust
9,875,000	Series 2021-VOLT, Class D, (1 mo. USD Term SOFR + 1.76%), 6.99%, due 9/15/2036	9,429,799 (e)(f)
606,900	Series 2019-XL, Class D, (1 mo. USD Term SOFR + 1.56%), 6.79%, due 10/15/2036	601,555 (e)(f)
BX Trust
1,105,000	Series 2019-OC11, Class B, 3.61%, due 12/9/2041	952,794 (f)
9,351,000	Series 2019-OC11, Class D, 3.94%, due 12/9/2041	7,804,059 (f)(g)
CAMB Commercial Mortgage Trust
1,000,000	Series 2019-LIFE, Class C, (1 mo. USD Term SOFR + 1.56%), 6.79%, due 12/15/2037	989,361 (e)(f)
2,374,000	Series 2019-LIFE, Class D, (1 mo. USD Term SOFR + 1.86%), 7.09%, due 12/15/2037	2,344,190 (e)(f)
1,620,000	Series 2019-LIFE, Class E, (1 mo. USD Term SOFR + 2.26%), 7.49%, due 12/15/2037	1,599,471 (e)(f)
4,530,000	Series 2019-LIFE, Class F, (1 mo. USD Term SOFR + 2.66%), 7.89%, due 12/15/2037	4,385,082 (e)(f)
See Notes to Schedule of Investments

Schedule of Investments Strategic Income Fund^ (Unaudited)  (cont’d)
Principal Amount(a)		Value

Commercial Mortgage-Backed – cont'd
Citigroup Commercial Mortgage Trust
$2,776,000	Series 2023-SMRT, Class C, 5.85%, due 6/10/2028	$2,667,151 (f)(g)
2,425,000	Series 2023-PRM3, Class C, 6.36%, due 7/10/2028	2,345,916 (f)(g)
45,014,270	Series 2014-GC25, Class XA, 0.94%, due 10/10/2047	320,200 (d)(g)
24,137,716	Series 2015-GC27, Class XA, 1.30%, due 2/10/2048	321,188 (d)(g)
1,843,000	Series 2017-P8, Class C, 4.26%, due 9/15/2050	1,521,846 (g)
COMM Mortgage Trust
12,993	Series 2012-CR3, Class XA, 1.22%, due 10/15/2045	— (d)(g)
6,200,000	Series 2012-CR4, Class AM, 3.25%, due 10/15/2045	5,378,500
28,541,655	Series 2014-CR16, Class XA, 0.93%, due 4/10/2047	105,396 (d)(g)
25,931,893	Series 2014-CR17, Class XA, 0.94%, due 5/10/2047	88,902 (d)(g)
37,864,944	Series 2014-UBS3, Class XA, 1.05%, due 6/10/2047	145,288 (d)(g)
39,251,259	Series 2014-UBS6, Class XA, 0.83%, due 12/10/2047	291,225 (d)(g)
Credit Suisse Mortgage Capital Certificates
1,881,320	Series 2019-ICE4, Class E, (1 mo. USD Term SOFR + 2.20%), 7.42%, due 5/15/2036	1,860,974 (e)(f)
3,635,954	Series 2019-ICE4, Class F, (1 mo. USD Term SOFR + 2.70%), 7.92%, due 5/15/2036	3,594,911 (e)(f)
CSAIL Commercial Mortgage Trust
3,409,000	Series 2018-C14, Class C, 4.90%, due 11/15/2051	2,621,820 (g)
30,594,329	Series 2015-C2, Class XA, 0.71%, due 6/15/2057	264,167 (d)(g)
Federal Home Loan Mortgage Corp. Multiclass Certificates
61,820,000	Series 2020-RR03, Class X1, 1.71%, due 7/27/2028	4,248,413 (d)
27,400,000	Series 2020-RR02, Class DX, 1.82%, due 9/27/2028	2,066,456 (d)(g)
65,436,000	Series 2020-RR04, Class X, 2.13%, due 2/27/2029	5,881,931 (d)(g)
18,835,000	Series 2020-RR02, Class CX, 1.27%, due 3/27/2029	1,083,257 (d)(g)
Federal Home Loan Mortgage Corp. Multifamily Structured Pass-Through Certificates
70,984,000	Series K083, Class XAM, 0.05%, due 10/25/2028	318,981 (d)(g)
77,922,000	Series K085, Class XAM, 0.06%, due 10/25/2028	376,800 (d)(g)
2,597,000	FIVE Mortgage Trust, Series 2023-V1, Class C, 6.40%, due 2/10/2056	2,371,270 (g)
GS Mortgage Securities Trust
32,727	Series 2011-GC5, Class XA, 0.09%, due 8/10/2044	— (d)(f)(g)
46,627,235	Series 2014-GC18, Class XA, 1.01%, due 1/10/2047	42,226 (d)(g)
3,458,000	Series 2015-GS1, Class AS, 4.04%, due 11/10/2048	3,078,337 (g)
41,258,272	Series 2015-GC30, Class XA, 0.72%, due 5/10/2050	407,137 (d)(g)
3,284,000	Series 2019-GC42, Class C, 3.69%, due 9/10/2052	2,469,185 (g)
1,534,500	Hilton USA Trust, Series 2016-HHV, Class C, 4.19%, due 11/5/2038	1,425,333 (f)(g)
2,691,058	Hudson Yards Mortgage Trust, Series 2016-10HY, Class C, 2.98%, due 8/10/2038	2,354,368 (f)(g)
6,840,000	INTOWN Mortgage Trust, Series 2022-STAY, Class A, (1 mo. USD Term SOFR + 2.49%), 7.71%, due 8/15/2039	6,846,420 (e)(f)
6,838,000	JP Morgan Chase Commercial Mortgage Securities Trust, Series 2022-OPO, Class D, 3.45%, due 1/5/2039	4,425,968 (f)(g)
1,693,000	Manhattan West Mortgage Trust, Series 2020-1MW, Class C, 2.33%, due 9/10/2039	1,409,121 (f)(g)
2,614,000	Morgan Stanley Bank of America Merrill Lynch Trust, Series 2017-C33, Class C, 4.56%, due 5/15/2050	2,203,999 (g)
Morgan Stanley Capital I Trust
1,847,000	Series 2017-H1, Class B, 4.08%, due 6/15/2050	1,607,731
3,591,550	Series 2017-H1, Class C, 4.28%, due 6/15/2050	2,839,077 (g)
2,136,000	Series 2018-H4, Class C, 5.07%, due 12/15/2051	1,774,327 (g)
2,302,000	MSWF Commercial Mortgage Trust, Series 2023-1, Class C, 6.68%, due 5/15/2056	2,111,616 (g)
3,422,000	NYO Commercial Mortgage Trust, Series 2021-1290, Class D, (1 mo. USD Term SOFR + 2.66%), 7.88%, due 11/15/2038	2,811,991 (e)(f)
See Notes to Schedule of Investments

Schedule of Investments Strategic Income Fund^ (Unaudited)  (cont’d)
Principal Amount(a)		Value

Commercial Mortgage-Backed – cont'd
Taubman Centers Commercial Mortgage Trust
$5,764,000	Series 2022-DPM, Class B, (1 mo. USD Term SOFR + 2.93%), 8.15%, due 5/15/2037	$5,591,104 (e)(f)
3,832,000	Series 2022-DPM, Class C, (1 mo. USD Term SOFR + 3.78%), 9.00%, due 5/15/2037	3,677,279 (e)(f)
1,410,000	Wells Fargo Commercial Mortgage Trust, Series 2015-NXS4, Class C, 4.69%, due 12/15/2048	1,260,485 (g)
WF-RBS Commercial Mortgage Trust
102,868,000	Series 2013-C14, Class XB, 0.01%, due 6/15/2046	1,029 (d)(g)
27,139,673	Series 2014-C21, Class XA, 0.99%, due 8/15/2047	219,180 (d)(g)
49,092,088	Series 2014-C25, Class XA, 0.79%, due 11/15/2047	346,261 (d)(g)
13,629,837	Series 2014-C22, Class XA, 0.78%, due 9/15/2057	70,750 (d)(g)
143,599,257
Federal Home Loan Mortgage Corp. 13.0%
Pass-Through Certificates
40,342,232	2.50%, due 5/1/2051 - 5/1/2052	34,027,648 (h)
23,634,594	3.00%, due 7/1/2051 - 5/1/2052	20,710,874
31,644,803	3.50%, due 4/1/2052 - 12/1/2052	28,675,717
85,918,102	4.00%, due 4/1/2052 - 6/1/2053	80,230,211
98,471,547	4.50%, due 7/1/2052 - 1/1/2053	94,280,223 (h)
78,374,243	5.00%, due 10/1/2052 - 5/1/2053	76,587,105 (h)
64,238,082	5.50%, due 11/1/2052 - 7/1/2053	63,849,362 (h)
28,001,106	6.00%, due 12/1/2052 - 8/1/2053	28,189,840 (h)
426,550,980
Federal National Mortgage Association 14.7%
Pass-Through Certificates
78,349,655	2.50%, due 8/1/2051 - 5/1/2052	66,203,584
51,568,476	3.00%, due 6/1/2050 - 3/1/2053	45,214,791
90,202,828	3.50%, due 5/1/2051 - 7/1/2052	81,779,227 (h)
71,407,309	4.00%, due 2/1/2052 - 2/1/2053	66,682,126
44,271,664	4.50%, due 6/1/2052 - 4/1/2053	42,389,785
99,295,289	5.00%, due 8/1/2052 - 6/1/2053	97,030,667 (h)
56,160,101	5.50%, due 12/1/2052 - 5/1/2053	55,799,436 (h)
27,025,976	6.00%, due 1/1/2053 - 7/1/2053	27,200,829 (h)
482,300,445
Government National Mortgage Association 3.8%
Pass-Through Certificates
7,253,168	5.00%, due 11/20/2052 - 7/20/2053	7,111,021
4,489,980	5.50%, due 6/20/2053	4,463,071
18,848,619	6.00%, due 12/20/2052 - 8/20/2053	18,948,875 (h)(i)
298	7.00%, due 8/15/2032	311
53,645,000	5.00%, TBA, 30 Year Maturity	52,563,718 (j)
22,175,000	5.50%, TBA, 30 Year Maturity	22,036,407 (j)
21,320,000	6.00%, TBA, 30 Year Maturity	21,420,770 (j)
126,544,173
Uniform Mortgage-Backed Securities 15.7%
Pass-Through Certificates
63,520,000	3.50%, TBA, 30 Year Maturity	57,548,872 (j)
147,200,000	4.00%, TBA, 30 Year Maturity	137,407,750 (j)
119,860,000	4.50%, TBA, 30 Year Maturity	114,751,903 (j)
33,875,000	5.00%, TBA, 30 Year Maturity	33,090,317 (j)
See Notes to Schedule of Investments

Schedule of Investments Strategic Income Fund^ (Unaudited)  (cont’d)
Principal Amount(a)		Value

Uniform Mortgage-Backed Securities – cont'd
$173,425,000	5.50%, TBA, 30 Year Maturity	$172,219,155 (j)
515,017,997
Total Mortgage-Backed Securities (Cost $2,073,705,875)		1,993,113,285
Asset-Backed Securities 8.3%
1,650,000	37 Capital CLO 1 Ltd., Series 2021-1A, Class E, (3 mo. USD LIBOR + 7.20%), 12.77%, due 10/15/2034	1,549,694 (e)(f)
2,300,000	37 Capital CLO II, Series 2022-1A, Class A1A, (3 mo. USD Term SOFR + 2.00%), 7.31%, due 7/15/2034	2,316,480 (e)(f)
702,670	AASET Trust, Series 2020-1A, Class A, 3.35%, due 1/16/2040	590,243 (f)
1,000,000	AGL CLO 17 Ltd., Series 2022-17A, Class E, (3 mo. USD Term SOFR + 6.35%), 11.68%, due 1/21/2035	944,729 (e)(f)
1,100,000	AIMCO CLO, Series 2018-AA, Class E, (3 mo. USD Term SOFR + 5.41%), 10.72%, due 4/17/2031	1,000,374 (e)(f)
550,000	Alinea CLO Ltd., Series 2018-1A, Class E, (3 mo. USD Term SOFR + 6.26%), 11.59%, due 7/20/2031	484,487 (e)(f)
9,980,000	AM Capital Funding LLC, Series 2018-1, Class A, 4.98%, due 12/15/2023	9,972,201 (f)
1,717,173	Amur Equipment Finance Receivables XI LLC, Series 2022-2A, Class A2, 5.30%, due 6/21/2028	1,701,435 (f)
Apidos CLO XXVIII
500,000	Series 2017-28A, Class C, (3 mo. USD Term SOFR + 2.76%), 8.09%, due 1/20/2031	470,407 (e)(f)
500,000	Series 2017-28A, Class D, (3 mo. USD Term SOFR + 5.76%), 11.09%, due 1/20/2031	450,922 (e)(f)
Ares LIII CLO Ltd.
3,250,000	Series 2019-53A, Class D, (3 mo. USD Term SOFR + 4.01%), 9.36%, due 4/24/2031	2,955,625 (e)(f)
1,700,000	Series 2019-53A, Class E, (3 mo. USD Term SOFR + 7.11%), 12.46%, due 4/24/2031	1,577,685 (e)(f)
2,000,000	Ares XLV CLO Ltd., Series 2017-45A, Class E, (3 mo. USD Term SOFR + 6.36%), 11.67%, due 10/15/2030	1,773,024 (e)(f)
1,000,000	Ares XXVII CLO Ltd., Series 2013-2A, Class ER2, (3 mo. USD Term SOFR + 7.01%), 12.38%, due 10/28/2034	918,905 (e)(f)
Assurant CLO Ltd.
250,000	Series 2018-2A, Class D, (3 mo. USD Term SOFR + 3.11%), 8.44%, due 4/20/2031	235,614 (e)(f)
1,500,000	Series 2018-2A, Class E, (3 mo. USD Term SOFR + 5.86%), 11.19%, due 4/20/2031	1,276,753 (e)(f)
Avis Budget Rental Car Funding AESOP LLC
847,000	Series 2022-3A, Class B, 5.31%, due 2/20/2027	823,451 (f)
4,988,000	Series 2021-2A, Class B, 1.90%, due 2/20/2028	4,310,959 (f)
1,300,000	Ballyrock CLO 19 Ltd., Series 2022-19A, Class C, (3 mo. USD Term SOFR + 3.50%), 8.83%, due 4/20/2035	1,260,579 (e)(f)
442,000	Bank of America Auto Trust, Series 2023-1A, Class A2, 5.83%, due 5/15/2026	442,071 (f)
1,000,000	Battalion CLO XXI Ltd., Series 2021-21A, Class D, (3 mo. USD Term SOFR + 3.56%), 8.87%, due 7/15/2034	889,656 (e)(f)
4,125,000	Beacon Container Finance II LLC, Series 2021-1A, Class A, 2.25%, due 10/22/2046	3,524,572 (f)
3,000,000	Benefit Street Partners CLO XII Ltd., Series 2017-12A, Class D, (3 mo. USD Term SOFR + 6.67%), 11.98%, due 10/15/2030	2,637,226 (e)(f)
2,250,000	Benefit Street Partners CLO XX Ltd., Series 2020-20A, Class AR, (3 mo. USD Term SOFR + 1.43%), 6.74%, due 7/15/2034	2,233,125 (e)(f)
1,000,000	Benefit Street Partners CLO XXII Ltd., Series 2020-22A, Class DR, (3 mo. USD Term SOFR + 3.35%), 8.68%, due 4/20/2035	920,277 (e)(f)
700,000	BlueMountain CLO XXV Ltd., Series 2019-25A, Class D1R, (3 mo. USD Term SOFR + 3.56%), 8.87%, due 7/15/2036	634,822 (e)(f)
2,000,000	BlueMountain CLO XXXIII Ltd., Series 2021-33A, Class E, (3 mo. USD LIBOR + 6.83%), 12.21%, due 11/20/2034	1,797,482 (e)(f)
241,598	BMW Vehicle Lease Trust, Series 2023-1, Class A2, 5.27%, due 2/25/2025	241,124
See Notes to Schedule of Investments

Schedule of Investments Strategic Income Fund^ (Unaudited)  (cont’d)
Principal Amount(a)		Value
Asset-Backed Securities – cont'd
$1,000,000	Canyon Capital CLO Ltd., Series 2021-1A, Class E, (3 mo. USD Term SOFR + 6.67%), 11.98%, due 4/15/2034	$900,158 (e)(f)
Capital One Prime Auto Receivables Trust
296,582	Series 2022-1, Class A2, 2.71%, due 6/16/2025	293,802
882,000	Series 2023-1, Class A2, 5.20%, due 5/15/2026	878,843
Carbone CLO Ltd.
1,000,000	Series 2017-1A, Class C, (3 mo. USD Term SOFR + 2.86%), 8.19%, due 1/20/2031	949,155 (e)(f)
1,000,000	Series 2017-1A, Class D, (3 mo. USD Term SOFR + 6.16%), 11.49%, due 1/20/2031	914,873 (e)(f)
1,120,000	Carlyle U.S. CLO Ltd., Series 2017-5A, Class D, (3 mo. USD Term SOFR + 5.56%), 10.89%, due 1/20/2030	943,369 (e)(f)
142,000	Carmax Auto Owner Trust, Series 2023-3, Class A2A, 5.72%, due 11/16/2026	142,161
2,000,000	CIFC Funding Ltd., Series 2021-3A, Class D, (3 mo. USD Term SOFR + 3.26%), 8.57%, due 7/15/2036	1,930,544 (e)(f)
379,194	Citigroup Mortgage Loan Trust, Inc., Series 2006-AMC1, Class A2B, (1 mo. USD Term SOFR + 0.43%), 5.73%, due 9/25/2036	325,836 (e)
467,000	Citizens Auto Receivables Trust, Series 2023-1, Class A2A, 6.13%, due 7/15/2026	467,527 (f)
1,500,000	Clover CLO LLC, Series 2020-1A, Class DR, (3 mo. USD Term SOFR + 3.26%), 8.57%, due 4/15/2034	1,474,281 (e)(f)
261,877	CNH Equipment Trust, Series 2021-A, Class A3, 0.40%, due 12/15/2025	253,369
Crown City CLO III
3,000,000	Series 2021-1A, Class C, (3 mo. USD Term SOFR + 3.56%), 8.89%, due 7/20/2034	2,716,132 (e)(f)
3,000,000	Series 2021-1A, Class D, (3 mo. USD Term SOFR + 7.01%), 12.34%, due 7/20/2034	2,662,561 (e)(f)
7,535,000	CyrusOne Data Centers Issuer I LLC, Series 2023-1A, Class A2, 4.30%, due 4/20/2048	6,779,028 (f)
103,000	Dell Equipment Finance Trust, Series 2023-1, Class A2, 5.65%, due 9/22/2028	102,454 (f)
101,000	DLLAA LLC, Series 2023-1A, Class A2, 5.93%, due 7/20/2026	101,125 (f)(i)
101,000	DLLAD LLC, Series 2023-1A, Class A2, 5.19%, due 4/20/2026	100,320 (f)
241,000	DLLMT LLC, Series 2023-1A, Class A2, 5.78%, due 11/20/2025	239,957 (f)
23,762	DLLST LLC, Series 2022-1A, Class A2, 2.79%, due 1/22/2024	23,711 (f)
3,650,000	Dryden 36 Senior Loan Fund, Series 2014-36A, Class ER2, (3 mo. USD Term SOFR + 7.14%), 12.45%, due 4/15/2029	3,296,862 (e)(f)
250,000	Dryden 45 Senior Loan Fund, Series 2016-45A, Class ER, (3 mo. USD Term SOFR + 6.11%), 11.42%, due 10/15/2030	208,580 (e)(f)
Dryden 53 CLO Ltd.
300,000	Series 2017-53A, Class D, (3 mo. USD Term SOFR + 2.66%), 7.97%, due 1/15/2031	272,214 (e)(f)
750,000	Series 2017-53A, Class E, (3 mo. USD Term SOFR + 5.56%), 10.87%, due 1/15/2031	641,997 (e)(f)
2,350,000	Dryden 54 Senior Loan Fund, Series 2017-54A, Class E, (3 mo. USD Term SOFR + 6.46%), 11.78%, due 10/19/2029	2,027,980 (e)(f)
Eaton Vance CLO Ltd.
850,000	Series 2015-1A, Class DR, (3 mo. USD Term SOFR + 2.76%), 8.09%, due 1/20/2030	781,257 (e)(f)
900,000	Series 2015-1A, Class ER, (3 mo. USD Term SOFR + 5.86%), 11.19%, due 1/20/2030	791,939 (e)(f)
750,000	Series 2018-1A, Class E, (3 mo. USD Term SOFR + 6.26%), 11.57%, due 10/15/2030	667,837 (e)(f)
2,000,000	Elmwood CLO X Ltd., Series 2021-3A, Class A, (3 mo. USD Term SOFR + 1.30%), 6.63%, due 10/20/2034	1,978,786 (e)(f)
Flatiron CLO Ltd.
700,000	Series 2017-1A, Class ER, (3 mo. USD LIBOR + 5.90%), 11.22%, due 5/15/2030	663,621 (e)(f)
2,150,000	Series 2018-1A, Class E, (3 mo. USD Term SOFR + 5.41%), 10.72%, due 4/17/2031	1,968,106 (e)(f)
330,000	Ford Credit Auto Lease Trust, Series 2023-A, Class A2A, 5.19%, due 6/15/2025	329,162
2,500,000	Fort Washington CLO Ltd., Series 2019-1A, Class ER, (3 mo. USD Term SOFR + 7.01%), 12.34%, due 10/20/2032	2,081,594 (e)(f)
190,805	Foundation Finance Trust, Series 2019-1A, Class A, 3.86%, due 11/15/2034	187,733 (f)
2,225,000	Galaxy XV CLO Ltd., Series 2013-15A, Class ER, (3 mo. USD Term SOFR + 6.91%), 12.21%, due 10/15/2030	1,989,975 (e)(f)
See Notes to Schedule of Investments

Schedule of Investments Strategic Income Fund^ (Unaudited)  (cont’d)
Principal Amount(a)			Value
Asset-Backed Securities – cont'd
	$1,600,000	Galaxy XVIII CLO Ltd., Series 2018-28A, Class E, (3 mo. USD Term SOFR + 6.26%), 11.57%, due 7/15/2031	$1,410,540 (e)(f)
	1,000,000	Galaxy XXV CLO Ltd., Series 2018-25A, Class E, (3 mo. USD Term SOFR + 6.21%), 11.56%, due 10/25/2031	891,163 (e)(f)
	250,000	Galaxy XXVII CLO Ltd., Series 2018-27A, Class E, (3 mo. USD LIBOR + 5.78%), 11.10%, due 5/16/2031	222,616 (e)(f)
EUR	92,722	Gedesco Trade Receivables DAC, Series 2020-1, Class A, (1 mo. EUR EURIBOR + 1.15%), 4.62%, due 1/24/2026	86,656 (e)(k)(l)
	$1,550,000	Generate CLO 2 Ltd., Series 2A, Class DR, (3 mo. USD Term SOFR + 2.86%), 8.21%, due 1/22/2031	1,484,391 (e)(f)
		GM Financial Automobile Leasing Trust
	670,798	Series 2023-1, Class A2A, 5.27%, due 6/20/2025	668,761
	281,000	Series 2023-2, Class A2A, 5.44%, due 10/20/2025	279,864
		GM Financial Consumer Automobile Receivables Trust
	63,707	Series 2022-1, Class A2, 0.76%, due 2/18/2025	63,468
	61,754	Series 2022-2, Class A2, 2.52%, due 5/16/2025	61,364
	310,000	Series 2023-1, Class A2A, 5.19%, due 3/16/2026	308,901
	49,782	GreatAmerica Leasing Receivables Funding LLC, Series 2021-2, Class A2, 0.38%, due 3/15/2024	49,610 (f)
	2,500,000	Gulf Stream Meridian 5 Ltd., Series 2021-5A, Class D, (3 mo. USD Term SOFR + 6.59%), 11.90%, due 7/15/2034	2,246,936 (e)(f)
	1,000,000	Gulf Stream Meridian 6 Ltd., Series 2021-6A, Class D, (3 mo. USD Term SOFR + 6.62%), 11.93%, due 1/15/2037	896,782 (e)(f)
	1,000,000	HalseyPoint CLO 4 Ltd., Series 2021-4A, Class E, (3 mo. USD Term SOFR + 6.97%), 12.30%, due 4/20/2034	915,309 (e)(f)
	1,924,996	Hilton Grand Vacations Trust, Series 2022-1D, Class D, 6.79%, due 6/20/2034	1,820,868 (f)
	695,000	Honda Auto Receivables Owner Trust, Series 2023-2, Class A2, 5.41%, due 4/15/2026	693,711
	196,622	Hyundai Auto Lease Securitization Trust, Series 2023-A, Class A2A, 5.20%, due 4/15/2025	195,920 (f)
		Hyundai Auto Receivables Trust
	131,226	Series 2022-A, Class A2A, 1.81%, due 2/18/2025	130,385
	461,193	Series 2022-C, Class A2A, 5.35%, due 11/17/2025	460,355
	1,250,000	Jay Park CLO Ltd., Series 2016-1A, Class DR, (3 mo. USD Term SOFR + 5.46%), 10.79%, due 10/20/2027	1,173,460 (e)(f)
	297,402	John Deere Owner Trust, Series 2022-C, Class A2, 4.98%, due 8/15/2025	296,192
	4,000,000	KKR CLO 25 Ltd., Series 25, Class DR, (3 mo. USD Term SOFR + 3.66%), 8.97%, due 7/15/2034	3,769,781 (e)(f)
		Kubota Credit Owner Trust
	183,709	Series 2022-1A, Class A2, 2.34%, due 4/15/2025	181,389 (f)
	97,000	Series 2023-2A, Class A2, 5.61%, due 7/15/2026	96,870 (f)
	5,000,000	Madison Park Funding LXII Ltd., Series 2022-62A, Class AR, (3 mo. USD Term SOFR + 1.85%), 7.16%, due 7/17/2036	5,000,000 (e)(f)
		Magnetite XX Ltd.
	250,000	Series 2018-20A, Class D, (3 mo. USD Term SOFR + 2.76%), 8.09%, due 4/20/2031	242,169 (e)(f)
	250,000	Series 2018-20A, Class E, (3 mo. USD Term SOFR + 5.61%), 10.94%, due 4/20/2031	230,313 (e)(f)
	2,000,000	Magnetite XXII Ltd., Series 2019-22A, Class DR, (3 mo. USD Term SOFR + 3.36%), 8.67%, due 4/15/2031	1,872,919 (e)(f)
	8,100,000	Magnetite XXVIII Ltd., Series 2020-28A, Class AR, (3 mo. USD Term SOFR + 1.39%), 6.72%, due 1/20/2035	7,999,238 (e)(f)
	500,000	Marble Point CLO XI Ltd., Series 2017-2A, Class D, (3 mo. USD Term SOFR + 3.06%), 8.37%, due 12/18/2030	416,363 (e)(f)
	425,000	Mercedes-Benz Auto Lease Trust, Series 2023-A, Class A2, 5.24%, due 11/17/2025	422,970
	469,695	Mercedes-Benz Auto Receivables Trust, Series 2023-1, Class A2, 5.09%, due 1/15/2026	467,990
See Notes to Schedule of Investments

Schedule of Investments Strategic Income Fund^ (Unaudited)  (cont’d)
Principal Amount(a)		Value
Asset-Backed Securities – cont'd
$9,436,000	MetroNet Infrastructure Issuer LLC, Series 2022-1A, Class A2, 6.35%, due 10/20/2052	$9,144,423 (f)
187,093	MMAF Equipment Finance LLC, Series 2022-A, Class A2, 2.77%, due 2/13/2025	184,732 (f)
Morgan Stanley Eaton Vance CLO Ltd.
2,000,000	Series 2021-1A, Class E, (3 mo. USD Term SOFR + 7.01%), 12.36%, due 10/20/2034	1,856,538 (e)(f)
1,000,000	Series 2022-16A, Class D1, (3 mo. USD Term SOFR + 3.25%), 8.56%, due 4/15/2035	937,308 (e)(f)
MVW LLC
2,525,981	Series 2021-2A, Class B, 1.83%, due 5/20/2039	2,230,600 (f)
3,855,442	Series 2022-1A, Class B, 4.40%, due 11/21/2039	3,641,456 (f)
Navient Private Education Refi Loan Trust
4,991,302	Series 2021-EA, Class A, 0.97%, due 12/16/2069	4,225,317 (f)
14,247,410	Series 2021-FA, Class A, 1.11%, due 2/18/2070	11,985,696 (f)
6,458,644	Series 2021-GA, Class A, 1.58%, due 4/15/2070	5,551,091 (f)
Nissan Auto Lease Trust
1,390,000	Series 2023-A, Class A2A, 5.10%, due 3/17/2025	1,384,793
174,000	Series 2023-B, Class A2A, 5.74%, due 8/15/2025	174,035
610,000	Nissan Auto Receivables Owner Trust, Series 2023-A, Class A2A, 5.34%, due 2/17/2026	607,878
OCP CLO Ltd.
2,000,000	Series 2017-13A, Class DR, (3 mo. USD Term SOFR + 6.76%), 12.07%, due 7/15/2030	1,870,626 (e)(f)
3,800,000	Series 2017-14A, Class C, (3 mo. USD LIBOR + 2.60%), 7.98%, due 11/20/2030	3,638,465 (e)(f)
1,800,000	Series 2017-14A, Class D, (3 mo. USD LIBOR + 5.80%), 11.18%, due 11/20/2030	1,601,946 (e)(f)
1,550,000	Series 2020-19A, Class ER, (3 mo. USD Term SOFR + 6.76%), 12.09%, due 10/20/2034	1,444,999 (e)(f)
1,250,000	OHA Credit Funding 3 Ltd., Series 2019-3A, Class DR, (3 mo. USD Term SOFR + 3.16%), 8.49%, due 7/2/2035	1,205,271 (e)(f)
3,450,000	OHA Credit Funding 4 Ltd., Series 2019-4A, Class AR, (3 mo. USD LIBOR + 1.15%), 6.76%, due 10/22/2036	3,430,849 (e)(f)
2,500,000	OHA Credit Funding 6 Ltd., Series 2020-6A, Class DR, (3 mo. USD LIBOR + 3.15%), 8.74%, due 7/20/2034	2,491,889 (e)(f)
750,000	OHA Credit Partners XV Ltd., Series 2017-15A, Class D, (3 mo. USD Term SOFR + 2.71%), 8.04%, due 1/20/2030	722,062 (e)(f)
2,501,000	OHA Loan Funding Ltd., Series 2015-1A, Class AR3, (3 mo. USD Term SOFR + 1.41%), 6.73%, due 1/19/2037	2,479,741 (e)(f)
7,274,000	OneMain Financial Issuance Trust, Series 2022-2A, Class A, 4.89%, due 10/14/2034	7,115,905 (f)
Palmer Square CLO Ltd.
700,000	Series 2014-1A, Class DR2, (3 mo. USD Term SOFR + 5.96%), 11.27%, due 1/17/2031	649,326 (e)(f)
1,600,000	Series 2018-1A, Class D, (3 mo. USD Term SOFR + 5.41%), 10.72%, due 4/18/2031	1,466,468 (e)(f)
3,500,000	Series 2015-1A, Class DR4, (3 mo. USD LIBOR + 6.50%), 11.88%, due 5/21/2034	3,333,965 (e)(f)
1,000,000	Series 2022-5A, Class A, (3 mo. USD Term SOFR + 2.00%), 7.33%, due 10/20/2035	1,004,256 (e)(f)
2,000,000	Parallel Ltd., Series 2020-1A, Class DR, (3 mo. USD Term SOFR + 6.76%), 12.09%, due 7/20/2034	1,816,799 (e)(f)
570,000	PFS Financing Corp., Series 2021-A, Class A, 0.71%, due 4/15/2026	548,626 (f)
217,000	Porsche Financial Auto Securitization Trust, Series 2023-1A, Class A2, 5.42%, due 12/22/2026	216,138 (f)
300,000	PPM CLO 3 Ltd., Series 2019-3A, Class DR, (3 mo. USD Term SOFR + 3.36%), 8.67%, due 4/17/2034	271,042 (e)(f)
4,855,000	Prestige Auto Receivables Trust, Series 2021-1A, Class D, 2.08%, due 2/15/2028	4,375,284 (f)
1,000,000	Riserva CLO Ltd., Series 2016-3A, Class ERR, (3 mo. USD Term SOFR + 6.76%), 12.07%, due 1/18/2034	929,365 (e)(f)
Sandstone Peak Ltd.
1,500,000	Series 2021-1A, Class D, (3 mo. USD Term SOFR + 3.81%), 9.12%, due 10/15/2034	1,379,130 (e)(f)
1,000,000	Series 2021-1A, Class E, (3 mo. USD Term SOFR + 7.06%), 12.37%, due 10/15/2034	921,798 (e)(f)
See Notes to Schedule of Investments

Schedule of Investments Strategic Income Fund^ (Unaudited)  (cont’d)
Principal Amount(a)		Value
Asset-Backed Securities – cont'd
Santander Retail Auto Lease Trust
$331,503	Series 2021-B, Class A3, 0.51%, due 8/20/2024	$327,526 (f)
51,420	Series 2022-B, Class A2, 2.84%, due 5/20/2025	50,922 (f)
86,592	Securitized Asset-Backed Receivables LLC Trust, Series 2004-DO1, Class M1, (1 mo. USD Term SOFR + 1.09%), 6.39%, due 7/25/2034	89,493 (e)
Sierra Timeshare Receivables Funding LLC
927,576	Series 2019-3A, Class D, 4.18%, due 8/20/2036	873,772 (f)
468,467	Series 2021-2A, Class C, 1.95%, due 9/20/2038	423,976 (f)
2,293,600	Series 2021-2A, Class D, 3.23%, due 9/20/2038	2,057,057 (f)
2,604,902	Series 2022-1A, Class D, 6.00%, due 10/20/2038	2,453,088 (f)
1,558,798	Series 2023-1A, Class C, 7.00%, due 1/20/2040	1,543,707 (f)
1,655,000	Series 2023-2A, Class C, 7.30%, due 4/20/2040	1,654,226 (f)
2,781,000	Series 2023-2A, Class D, 9.72%, due 4/20/2040	2,787,050 (f)
3,250,000	Signal Peak CLO 7 Ltd., Series 2019-1A, Class D, (3 mo. USD Term SOFR + 4.11%), 9.48%, due 4/30/2032	2,943,464 (e)(f)
3,244,462	Sixth Street CLO XIX Ltd., Series 2021-19A, Class A, (3 mo. USD Term SOFR + 1.36%), 6.69%, due 7/20/2034	3,205,601 (e)(f)
1,597,000	SoFi Professional Loan Program LLC, Series 2020-A, Class BFX, 3.12%, due 5/15/2046	1,267,508 (f)
11,316,665	Taco Bell Funding LLC, Series 2021-1A, Class A2I, 1.95%, due 8/25/2051	9,737,277 (f)
6,900,000	Texas Debt Capital CLO Ltd., Series 2023-1A, Class A, (3 mo. USD Term SOFR + 1.80%), 6.62%, due 4/20/2036	6,909,071 (e)(f)
1,150,000	TICP CLO V Ltd., Series 2016-5A, Class ER, (3 mo. USD Term SOFR + 6.01%), 11.32%, due 7/17/2031	1,046,495 (e)(f)
1,000,000	TICP CLO X Ltd., Series 2018-10A, Class E, (3 mo. USD Term SOFR + 5.76%), 11.09%, due 4/20/2031	926,605 (e)(f)
5,000,000	TICP CLO XV Ltd., Series 2020-15A, Class A, (3 mo. USD Term SOFR + 1.54%), 6.87%, due 4/20/2033	4,980,000 (e)(f)
Toyota Auto Receivables Owner Trust
29,641	Series 2022-A, Class A2, 0.74%, due 10/15/2024	29,530
79,746	Series 2022-B, Class A2A, 2.35%, due 1/15/2025	79,196
225,000	Series 2023-A, Class A2, 5.05%, due 1/15/2026	224,072
295,656	Series 2022-D, Class A2A, 5.27%, due 1/15/2026	294,798
183,000	Series 2023-B, Class A2A, 5.28%, due 5/15/2026	182,803
44,418	Toyota Lease Owner Trust, Series 2022-A, Class A2, 1.73%, due 7/22/2024	44,265 (f)
1,300,000	TRESTLES CLO II Ltd., Series 2018-2A, Class D, (3 mo. USD Term SOFR + 6.01%), 11.36%, due 7/25/2031	1,163,917 (e)(f)
1,200,000	TRESTLES CLO Ltd., Series 2017-1A, Class DR, (3 mo. USD Term SOFR + 6.51%), 11.86%, due 4/25/2032	1,098,108 (e)(f)
1,500,000	Trinitas CLO XVI Ltd., Series 2021-16A, Class D, (3 mo. USD Term SOFR + 3.56%), 8.89%, due 7/20/2034	1,428,465 (e)(f)
3,000,000	Trinitas CLO XXIII Ltd., Series 2023-23A, Class A, (3 mo. USD Term SOFR + 1.80%), due 10/20/2036	3,000,000 (e)(f)(i)
8,512,000	Vantage Data Centers Issuer LLC, Series 2021-1A, Class A2, 2.17%, due 10/15/2046	7,482,743 (f)
2,500,000	Verde CLO Ltd., Series 2019-1A, Class DR, (3 mo. USD Term SOFR + 3.51%), 8.82%, due 4/15/2032	2,370,510 (e)(f)
337,000	Verizon Master Trust, Series 2022-7, Class A1B, (30 day USD SOFR Average + 0.85%), 5.92%, due 11/22/2027	337,996 (e)
93,013	Volkswagen Auto Lease Trust, Series 2022-A, Class A2, 3.02%, due 10/21/2024	92,444
250,000	Voya CLO Ltd., Series 2018-3A, Class E, (3 mo. USD Term SOFR + 6.01%), 11.32%, due 10/15/2031	213,411 (e)(f)
1,500,000	Whitebox CLO III Ltd., Series 2021-3A, Class E, (3 mo. USD Term SOFR + 7.11%), 12.42%, due 10/15/2034	1,449,799 (e)(f)
See Notes to Schedule of Investments

Schedule of Investments Strategic Income Fund^ (Unaudited)  (cont’d)
Principal Amount(a)			Value
Asset-Backed Securities – cont'd
		World Omni Auto Receivables Trust
	$19,672	Series 2022-A, Class A2, 1.15%, due 4/15/2025	$19,575
	101,754	Series 2022-B, Class A2A, 2.77%, due 10/15/2025	100,870
	557,000	Series 2023-A, Class A2A, 5.18%, due 7/15/2026	554,721
	482,000	Series 2023-B, Class A2A, 5.25%, due 11/16/2026	479,407
	119,769	World Omni Automobile Lease Securitization Trust, Series 2022-A, Class A2, 2.63%, due 10/15/2024	119,077
Total Asset-Backed Securities (Cost $287,222,908)			271,958,387

Corporate Bonds 33.1%
Advertising 0.0%(m)
	705,000	Summer BC Bidco B LLC, 5.50%, due 10/31/2026	600,389 (f)
EUR	475,000	Summer BC Holdco B Sarl, 5.75%, due 10/31/2026	464,872 (l)
			1,065,261
Aerospace & Defense 1.0%
	$12,395,000	Boeing Co., 5.81%, due 5/1/2050	12,466,714 (n)
		L3Harris Technologies, Inc.
	1,905,000	5.40%, due 1/15/2027	1,909,772
	3,810,000	5.40%, due 7/31/2033	3,836,325
	3,055,000	5.60%, due 7/31/2053	3,115,885
	4,475,000	Lockheed Martin Corp., 5.70%, due 11/15/2054	4,902,899
GBP	1,000,000	Rolls-Royce PLC, 5.75%, due 10/15/2027	1,215,171 (l)
		TransDigm, Inc.
	$1,295,000	6.25%, due 3/15/2026	1,288,028 (f)
	1,055,000	7.50%, due 3/15/2027	1,054,578
	2,630,000	5.50%, due 11/15/2027	2,492,754
	1,730,000	6.75%, due 8/15/2028	1,735,162 (f)
			34,017,288
Agriculture 0.4%
	1,015,000	MHP SE, 7.75%, due 5/10/2024	685,491 (f)
	10,830,000	Philip Morris International, Inc., 5.38%, due 2/15/2033	10,798,071
			11,483,562
Airlines 0.7%
	895,000	American Airlines, Inc., 7.25%, due 2/15/2028	888,553 (f)
		American Airlines, Inc./AAdvantage Loyalty IP Ltd.
	3,850,000	5.50%, due 4/20/2026	3,792,297 (f)
	4,345,000	5.75%, due 4/20/2029	4,206,475 (f)
	2,695,000	Delta Air Lines, Inc., 3.75%, due 10/28/2029	2,436,442
		Deutsche Lufthansa AG
EUR	1,100,000	3.00%, due 5/29/2026	1,148,687 (l)
EUR	500,000	3.75%, due 2/11/2028	519,887 (l)
EUR	900,000	International Consolidated Airlines Group SA, 3.75%, due 3/25/2029	873,513 (l)
		Latam Airlines Group SA
	$845,000	13.38%, due 10/15/2027	921,050 (f)
	935,000	13.38%, due 10/15/2029	1,023,650 (f)
	2,050,000	United Airlines, Inc., 4.38%, due 4/15/2026	1,941,017 (f)
See Notes to Schedule of Investments

Schedule of Investments Strategic Income Fund^ (Unaudited)  (cont’d)
Principal Amount(a)			Value

Airlines – cont'd
		VistaJet Malta Finance PLC/Vista Management Holding, Inc.
	$2,185,000	7.88%, due 5/1/2027	$2,025,970 (f)
	960,000	9.50%, due 6/1/2028	916,838 (f)
	1,795,000	6.38%, due 2/1/2030	1,519,414 (f)
			22,213,793
Apparel 0.0%(m)
EUR	455,000	BK LC Lux Finco1 Sarl, 5.25%, due 4/30/2029	469,384 (l)
EUR	247,000	PrestigeBidCo GmbH, (3 mo. EUR EURIBOR + 6.00%), 9.66%, due 7/15/2027	272,934 (e)(l)
			742,318
Auto Manufacturers 0.7%
		Ford Motor Co.
	$1,120,000	9.63%, due 4/22/2030	1,307,162
	715,000	3.25%, due 2/12/2032	565,303
	1,760,000	4.75%, due 1/15/2043	1,376,985
	4,495,000	5.29%, due 12/8/2046	3,715,298
		Ford Motor Credit Co. LLC
	740,000	3.38%, due 11/13/2025	691,883
	170,000	4.39%, due 1/8/2026	161,551
	2,025,000	6.95%, due 3/6/2026	2,044,967
	1,520,000	6.95%, due 6/10/2026	1,532,160
EUR	1,670,000	4.87%, due 8/3/2027	1,837,344
	$925,000	7.35%, due 11/4/2027	947,918
	400,000	6.80%, due 5/12/2028	403,676
	685,000	2.90%, due 2/10/2029	571,974
	845,000	7.20%, due 6/10/2030	866,463
	500,000	General Motors Financial Co., Inc., 1.20%, due 10/15/2024	473,882
	200,000	Hyundai Capital America, 5.50%, due 3/30/2026	199,146 (f)
		Jaguar Land Rover Automotive PLC
	1,400,000	7.75%, due 10/15/2025	1,416,666 (f)
EUR	1,100,000	4.50%, due 7/15/2028	1,119,124 (l)
		Toyota Motor Credit Corp.
	$755,000	(Secured Overnight Financing Rate Index + 0.65%), 5.91%, due 12/29/2023	756,180 (e)
	500,000	(Secured Overnight Financing Rate + 0.62%), 5.86%, due 3/22/2024	501,005 (e)
	1,055,000	Volkswagen Group of America Finance LLC, (Secured Overnight Financing Rate + 0.95%), 6.15%, due 6/7/2024	1,059,594 (e)(f)
			21,548,281
Auto Parts & Equipment 0.5%
		Adient Global Holdings Ltd.
EUR	151,185	3.50%, due 8/15/2024	163,533 (l)
	$945,000	8.25%, due 4/15/2031	971,459 (f)
EUR	1,795,000	Clarios Global LP/Clarios U.S. Finance Co., 4.38%, due 5/15/2026	1,914,395 (l)
		Forvia
EUR	300,000	2.63%, due 6/15/2025	319,146 (l)
EUR	380,000	2.38%, due 6/15/2027	378,664 (l)
EUR	180,000	3.75%, due 6/15/2028	184,350 (l)
		Goodyear Tire & Rubber Co.
	$1,105,000	5.00%, due 5/31/2026	1,073,521
	2,705,000	5.00%, due 7/15/2029	2,494,298
See Notes to Schedule of Investments

Schedule of Investments Strategic Income Fund^ (Unaudited)  (cont’d)
Principal Amount(a)			Value

Auto Parts & Equipment – cont'd
IHO Verwaltungs GmbH
EUR	250,000	3.75% Cash/4.50% PIK, due 9/15/2026	$260,444 (l)(o)
EUR	1,070,000	3.88% Cash/4.63% PIK, due 5/15/2027	1,069,268 (l)(o)
EUR	1,500,000	Schaeffler AG, 3.38%, due 10/12/2028	1,521,501 (l)
EUR	797,000	TI Automotive Finance PLC, 3.75%, due 4/15/2029	720,509 (l)
EUR	600,000	Valeo SA, 5.38%, due 5/28/2027	668,421 (l)
EUR	1,500,000	ZF Europe Finance BV, 3.00%, due 10/23/2029	1,432,275 (l)
EUR	600,000	ZF Finance GmbH, 3.75%, due 9/21/2028	610,205 (l)
ZF North America Capital, Inc.
	$2,460,000	6.88%, due 4/14/2028	2,498,467 (f)
	855,000	7.13%, due 4/14/2030	880,720 (f)
17,161,176
Banks 7.2%
	5,800,000	ABN AMRO Bank NV, 3.32%, due 3/13/2037	4,495,440 (f)(p)
EUR	300,000	AMCO - Asset Management Co. SpA, 0.75%, due 4/20/2028	276,180 (l)
	$1,600,000	Banco Bilbao Vizcaya Argentaria SA, Series 9, 6.50%, due 3/5/2025	1,523,520 (p)(q)
Banco Bradesco SA
	200,000	3.20%, due 1/27/2025	191,500 (f)
	256,000	4.38%, due 3/18/2027	244,115 (f)
	200,000	Banco de Bogota SA, 6.25%, due 5/12/2026	194,152 (l)
	90,000	Banco de Credito del Peru S.A., 2.70%, due 1/11/2025	86,179 (f)
	1,900,000	Banco do Brasil SA, 6.25%, due 4/15/2024	1,748,000 (l)(p)(q)
	200,000	Banco Inbursa SA Institucion De Banca Multiple Grupo Financiero Inbursa, 4.13%, due 6/6/2024	196,294 (l)
	150,000	Banco Santander Mexico SA Institucion de Banca Multiple Grupo Financiero Santand, 5.38%, due 4/17/2025	148,570 (f)
Banco Santander SA
	2,600,000	7.50%, due 2/8/2024	2,516,202 (l)(p)(q)
	5,200,000	5.15%, due 8/18/2025	5,130,861
	211,000	Banco Votorantim SA, 4.50%, due 9/24/2024	206,369 (f)
	200,000	Bancolombia SA, 3.00%, due 1/29/2025	191,440
	200,000	Bangkok Bank PCL, 4.30%, due 6/15/2027	194,872 (f)
	200,000	Bank Negara Indonesia Persero Tbk PT, 3.75%, due 3/30/2026	184,537 (l)
Bank of America Corp.
	993,000	Series MM, 4.30%, due 1/28/2025	899,138 (p)(q)
	2,900,000	Series AA, 6.10%, due 3/17/2025	2,876,690 (p)(q)
	1,450,000	(Secured Overnight Financing Rate + 1.10%), 6.42%, due 4/25/2025	1,453,990 (e)
	3,265,000	Series RR, 4.38%, due 1/27/2027	2,861,764 (p)(q)
	6,735,000	4.95%, due 7/22/2028	6,624,618 (p)
	7,380,000	2.97%, due 2/4/2033	6,165,049 (p)
Bank of New York Mellon Corp.
	260,000	Series J, (Secured Overnight Financing Rate + 0.20%), 5.52%, due 10/25/2024	258,453 (e)
	495,000	Series H, 3.70%, due 3/20/2026	448,320 (p)(q)
	6,675,000	Series I, 3.75%, due 12/20/2026	5,522,895 (p)(q)
EUR	100,000	Bank of New Zealand, 2.55%, due 6/29/2027	105,135 (l)
EUR	200,000	Banque Federative du Credit Mutuel SA, Series 99, (10 yr. EURIBOR ICE Swap + 0.10%, Cap 8.00%, Floor 0.00%), 3.21%, due 2/25/2024	170,478 (e)(q)
EUR	140,000	Barclays Bank PLC, (3 mo. EUR EURIBOR + 0.71%), 4.24%, due 9/15/2023	136,998 (e)(l)(q)
Barclays PLC
	$6,960,000	4.38%, due 3/15/2028	5,061,603 (p)(q)
	2,065,000	8.00%, due 3/15/2029	1,920,450 (p)(q)
See Notes to Schedule of Investments

Schedule of Investments Strategic Income Fund^ (Unaudited)  (cont’d)
Principal Amount(a)			Value

Banks – cont'd
	$200,000	BBK BSC, 5.50%, due 7/9/2024	$197,200 (l)
BNP Paribas SA
	4,840,000	4.63%, due 1/12/2027	4,072,033 (f)(p)(q)
	1,345,000	9.25%, due 11/17/2027	1,413,024 (f)(p)(q)
	1,285,000	4.50%, due 2/25/2030	981,502 (f)(p)(q)
	1,965,000	4.63%, due 2/25/2031	1,502,692 (f)(p)(q)
	6,260,000	BPCE SA, 3.65%, due 1/14/2037	5,002,444 (f)(p)
EUR	200,000	Cie de Financement Foncier SA, 2.00%, due 5/7/2024	216,881 (l)
	$535,000	Citibank NA, 3.65%, due 1/23/2024	529,939
Citigroup, Inc.
	1,320,000	Series U, 5.00%, due 9/12/2024	1,250,169 (p)(q)
	865,000	Series V, 4.70%, due 1/30/2025	768,033 (p)(q)
	343,000	(Secured Overnight Financing Rate + 1.37%), 6.54%, due 5/24/2025	344,719 (e)
	480,000	Series W, 4.00%, due 12/10/2025	430,771 (p)(q)
	520,000	(Secured Overnight Financing Rate + 1.53%), 6.75%, due 3/17/2026	525,545 (e)
	3,140,000	Series Y, 4.15%, due 11/15/2026	2,629,750 (p)(q)
	3,020,000	Series Z, 7.38%, due 5/15/2028	3,072,850 (p)(q)
Citizens Financial Group, Inc.
	2,400,000	Series B, (3 mo. USD Term SOFR + 3.26%), 8.53%, due 10/6/2023	2,154,001 (e)(q)
	1,203,000	Series C, 6.38%, due 4/6/2024	1,067,670 (p)(q)
	1,400,000	Commerzbank AG, 7.00%, due 4/9/2025	1,293,256 (l)(p)(q)
EUR	200,000	Commonwealth Bank of Australia, 0.75%, due 2/28/2028	193,792 (l)
	$200,000	Development Bank of Kazakhstan JSC, 5.75%, due 5/12/2025	201,000 (f)
	200,000	Development Bank of Mongolia LLC, 7.25%, due 10/23/2023	199,047 (l)
EUR	200,000	Dexia Credit Local SA, 0.63%, due 1/17/2026	204,858 (l)
	$200,000	DIB Sukuk Ltd., 2.95%, due 1/16/2026	188,942 (l)
	200,000	Emirates Development Bank PJSC, 3.52%, due 3/6/2024	196,500 (l)
	2,035,000	Emirates NBD Bank PJSC, 6.13%, due 3/20/2025	2,010,580 (l)(p)(q)
EUR	200,000	Federation des Caisses Desjardins du Quebec, 3.25%, due 4/18/2028	216,821 (l)
	$1,793,000	Fifth Third Bancorp, Series H, (3 mo. USD LIBOR + 3.03%), 8.57%, due 8/31/2023	1,692,090 (e)(q)
Goldman Sachs Group, Inc.
	1,570,000	(3 mo. USD Term SOFR + 1.86%), 7.06%, due 11/29/2023	1,575,637 (e)
	509,000	Series Q, 5.50%, due 8/10/2024	502,505 (p)(q)
	736,000	Series R, 4.95%, due 2/10/2025	694,129 (p)(q)
	795,000	Series T, 3.80%, due 5/10/2026	656,812 (p)(q)
	2,085,000	Series U, 3.65%, due 8/10/2026	1,700,374 (p)(q)
	2,635,000	Series V, 4.13%, due 11/10/2026	2,240,059 (p)(q)
	1,400,000	Grupo Aval Ltd., 4.38%, due 2/4/2030	1,142,968 (f)
	200,000	Hana Bank, 3.25%, due 3/30/2027	187,414 (f)
HSBC Holdings PLC
	1,510,000	4.00%, due 3/9/2026	1,326,605 (p)(q)
	10,535,000	6.00%, due 5/22/2027	9,634,879 (p)(q)
	3,050,000	8.00%, due 3/7/2028	3,068,503 (p)(q)
	1,170,000	4.70%, due 3/9/2031	929,388 (p)(q)
Huntington Bancshares, Inc.
	1,643,000	Series E, (3 mo. USD Term SOFR + 3.14%), 8.45%, due 10/15/2023	1,486,822 (e)(q)
	230,000	Series G, 4.45%, due 10/15/2027	196,024 (p)(q)
	523,000	Series F, 5.63%, due 7/15/2030	479,114 (p)(q)
See Notes to Schedule of Investments

Schedule of Investments Strategic Income Fund^ (Unaudited)  (cont’d)
Principal Amount(a)			Value

Banks – cont'd
ING Groep NV
	$803,000	6.50%, due 4/16/2025	$756,838 (p)(q)
	2,895,000	5.75%, due 11/16/2026	2,598,986 (p)(q)
	4,892,000	3.88%, due 5/16/2027	3,688,745 (p)(q)
EUR	200,000	0.25%, due 2/18/2029	182,502 (l)(p)
Intesa Sanpaolo SpA
	$4,690,000	8.25%, due 11/21/2033	4,990,218 (f)(p)
	2,785,000	7.78%, due 6/20/2054	2,817,477 (f)(p)
JPMorgan Chase & Co.
	861,000	Series CC, (3 mo. USD Term SOFR + 2.84%), 8.21%, due 11/1/2023	858,847 (e)(q)
	1,426,000	Series FF, 5.00%, due 8/1/2024	1,394,271 (p)(q)
	510,000	Series HH, 4.60%, due 2/1/2025	481,950 (p)(q)
	1,496,000	(Secured Overnight Financing Rate + 0.58%), 5.82%, due 6/23/2025	1,491,790 (e)
	1,390,000	Series KK, 3.65%, due 6/1/2026	1,248,081 (p)(q)
	7,500,000	2.18%, due 6/1/2028	6,675,385 (p)
Kreditanstalt fuer Wiederaufbau
EUR	224,000	0.00%, due 6/15/2026	225,127 (l)
EUR	82,000	1.25%, due 6/30/2027	84,047 (l)
EUR	39,000	0.75%, due 1/15/2029	37,990 (l)
EUR	124,000	0.00%, due 9/15/2031	107,344 (l)
Lloyds Banking Group PLC
	$1,345,000	7.50%, due 6/27/2024	1,310,702 (p)(q)
	2,070,000	7.50%, due 9/27/2025	1,956,667 (p)(q)
	2,185,000	8.00%, due 9/27/2029	2,045,160 (p)(q)
M&T Bank Corp.
	665,000	Series G, 5.00%, due 8/1/2024	579,364 (p)(q)
	3,685,000	Series I, 3.50%, due 9/1/2026	2,751,295 (p)(q)
	200,000	Mashreqbank PSC, 4.25%, due 2/26/2024	197,500 (l)
Morgan Stanley
	1,609,000	(Secured Overnight Financing Rate + 0.63%), 5.95%, due 1/24/2025	1,606,410 (e)
	6,270,000	5.25%, due 4/21/2034	6,189,362 (p)
	10,265,000	2.48%, due 9/16/2036	7,869,166 (p)
	3,835,000	5.95%, due 1/19/2038	3,814,998 (p)
EUR	200,000	National Australia Bank Ltd., 2.35%, due 8/30/2029	205,209 (l)
EUR	200,000	Nationale-Nederlanden Bank NV, 1.00%, due 9/25/2028	195,876 (l)
NatWest Group PLC
	$2,000,000	6.00%, due 12/29/2025	1,871,700 (p)(q)
	3,215,000	4.60%, due 6/28/2031	2,283,888 (p)(q)
	12,710,000	3.03%, due 11/28/2035	9,966,043 (p)
	3,400,000	Nordea Bank Abp, 3.75%, due 3/1/2029	2,605,902 (f)(p)(q)
	200,000	Philippine National Bank, 3.28%, due 9/27/2024	192,579 (l)
PNC Financial Services Group, Inc.
	7,168,000	Series T, 3.40%, due 9/15/2026	5,555,200 (p)(q)
	1,625,000	Series W, 6.25%, due 3/15/2030	1,485,936 (p)(q)
	1,105,000	Royal Bank of Canada, (Secured Overnight Financing Rate Index + 0.44%), 5.75%, due 1/21/2025	1,100,692 (e)
	3,400,000	Skandinaviska Enskilda Banken AB, 5.13%, due 5/13/2025	3,204,330 (l)(p)(q)
	1,110,000	Societe Generale SA, 4.75%, due 5/26/2026	933,088 (f)(p)(q)
Standard Chartered PLC
	200,000	6.19%, due 7/6/2027	201,799 (f)(p)
	3,975,000	4.30%, due 8/19/2028	3,104,077 (f)(p)(q)
See Notes to Schedule of Investments

Schedule of Investments Strategic Income Fund^ (Unaudited)  (cont’d)
Principal Amount(a)			Value

Banks – cont'd
	$1,040,000	Truist Bank, (Secured Overnight Financing Rate + 0.20%), 5.50%, due 1/17/2024	$1,033,198 (e)
Truist Financial Corp.
	790,000	Series P, 4.95%, due 9/1/2025	745,124 (p)(q)
	355,000	Series Q, 5.10%, due 3/1/2030	318,151 (p)(q)
	5,530,000	5.87%, due 6/8/2034	5,579,262 (p)
	4,975,000	U.S. Bancorp, Series N, 3.70%, due 1/15/2027	3,868,062 (p)(q)
UBS Group AG
	3,551,000	6.88%, due 8/7/2025	3,297,608 (l)(p)(q)
EUR	100,000	(3 mo. EUR EURIBOR + 1.00%), 4.66%, due 1/16/2026	108,602 (e)(l)
EUR	100,000	2.13%, due 10/13/2026	103,565 (l)(p)
	$1,555,000	4.88%, due 2/12/2027	1,292,594 (f)(p)(q)
	6,895,000	4.70%, due 8/5/2027	6,678,146 (f)(p)
	825,000	4.38%, due 2/10/2031	615,491 (f)(p)(q)
UniCredit SpA
	589,000	8.00%, due 6/3/2024	581,225 (l)(p)(q)
EUR	250,000	3.88%, due 6/3/2027	219,401 (l)(p)(q)
Wells Fargo & Co.
	$1,375,000	3.75%, due 1/24/2024	1,361,505
	2,765,000	Series BB, 3.90%, due 3/15/2026	2,486,288 (p)(q)
	4,300,000	7.63%, due 9/15/2028	4,421,002 (p)(q)
Westpac Banking Corp.
EUR	200,000	0.38%, due 4/2/2026	201,226 (l)
	$7,110,000	3.02%, due 11/18/2036	5,473,631 (p)
237,661,776
Beverages 0.4%
	7,005,000	Constellation Brands, Inc., 2.25%, due 8/1/2031	5,670,284
	8,160,000	Molson Coors Beverage Co., 4.20%, due 7/15/2046	6,700,124
	1,225,000	PepsiCo, Inc., (Secured Overnight Financing Rate Index + 0.40%), 5.53%, due 2/13/2026	1,231,605 (e)
13,602,013
Biotechnology 0.3%
Amgen, Inc.
	875,000	3.63%, due 5/22/2024	860,343
	5,510,000	2.77%, due 9/1/2053	3,385,397
	6,420,000	5.75%, due 3/2/2063	6,453,391
10,699,131
Building Materials 0.4%
Builders FirstSource, Inc.
	680,000	4.25%, due 2/1/2032	590,053 (f)
	677,000	6.38%, due 6/15/2032	673,518 (f)
	1,140,000	Camelot Return Merger Sub, Inc., 8.75%, due 8/1/2028	1,111,825 (f)
	3,000,000	Cemex SAB de CV, 9.13%, due 3/14/2028	3,120,132 (f)(p)(q)
	975,000	Cornerstone Building Brands, Inc., 6.13%, due 1/15/2029	806,813 (f)
	895,000	Emerald Debt Merger Sub LLC, 6.63%, due 12/15/2030	889,406 (f)
	2,150,000	Jeld-Wen, Inc., 4.88%, due 12/15/2027	1,929,625 (f)
	2,190,000	Masonite International Corp., 3.50%, due 2/15/2030	1,844,580 (f)
Standard Industries, Inc.
	1,980,000	4.38%, due 7/15/2030	1,718,808 (f)
	1,260,000	3.38%, due 1/15/2031	1,017,519 (f)
13,702,279
See Notes to Schedule of Investments

Schedule of Investments Strategic Income Fund^ (Unaudited)  (cont’d)
Principal Amount(a)			Value

Chemicals 0.7%
EUR	200,000	Ashland Services BV, 2.00%, due 1/30/2028	$188,565 (l)
	$1,530,000	Avient Corp., 7.13%, due 8/1/2030	1,542,332 (f)
	1,435,000	HB Fuller Co., 4.25%, due 10/15/2028	1,278,339
		INEOS Finance PLC
EUR	1,595,000	3.38%, due 3/31/2026	1,632,150 (l)
EUR	280,000	2.88%, due 5/1/2026	282,560 (l)
	$3,565,000	6.75%, due 5/15/2028	3,400,832 (f)
EUR	2,505,000	INEOS Quattro Finance 1 PLC, 3.75%, due 7/15/2026	2,368,622 (l)
	$2,830,000	INEOS Quattro Finance 2 PLC, 3.38%, due 1/15/2026	2,573,722 (f)
EUR	815,000	Kronos International, Inc., 3.75%, due 9/15/2025	818,034 (l)
EUR	300,000	Lune Holdings Sarl, 5.63%, due 11/15/2028	267,216 (l)
	$200,000	MEGlobal Canada ULC, 5.00%, due 5/18/2025	195,816 (f)
		Olympus Water U.S. Holding Corp.
EUR	525,000	3.88%, due 10/1/2028	455,283 (l)
	$1,575,000	4.25%, due 10/1/2028	1,262,271 (f)
	1,575,000	9.75%, due 11/15/2028	1,523,812 (f)
	200,000	Orbia Advance Corp. SAB de CV, 1.88%, due 5/11/2026	177,678 (l)
	200,000	Sasol Financing USA LLC, 5.88%, due 3/27/2024	198,120
EUR	435,000	Synthomer PLC, 3.88%, due 7/1/2025	428,843 (l)
	$2,410,000	Tronox, Inc., 4.63%, due 3/15/2029	1,997,838 (f)
	3,195,000	WR Grace Holdings LLC, 5.63%, due 8/15/2029	2,696,229 (f)
			23,288,262
Commercial Services 0.8%
		AA Bond Co. Ltd.
GBP	335,000	6.50%, due 1/31/2026	368,040 (f)
GBP	150,000	6.50%, due 1/31/2026	164,794 (l)
	$1,502,000	ADT Security Corp., 4.88%, due 7/15/2032	1,289,843 (f)
	1,080,000	Allied Universal Holdco LLC/Allied Universal Finance Corp./Atlas Luxco 4 Sarl, 4.63%, due 6/1/2028	915,959 (f)
	2,735,000	APX Group, Inc., 5.75%, due 7/15/2029	2,374,296 (f)
	2,015,000	ASGN, Inc., 4.63%, due 5/15/2028	1,847,666 (f)
EUR	401,000	Autostrade per l'Italia SpA, 1.88%, due 9/26/2029	375,397 (l)
GBP	721,000	BCP V Modular Services Finance II PLC, 6.13%, due 11/30/2028	756,702 (l)
	$200,000	Bidvest Group U.K. PLC, 3.63%, due 9/23/2026	179,998 (f)
	247,000	CMHI Finance BVI Co. Ltd., 4.00%, due 6/1/2027	237,964 (l)
	595,000	Garda World Security Corp., 7.75%, due 2/15/2028	591,870 (f)
	2,055,000	Georgetown University, Series 20A, 2.94%, due 4/1/2050	1,382,653
EUR	300,000	Global Payments, Inc., 4.88%, due 3/17/2031	330,381
EUR	500,000	Kapla Holding SAS, 3.38%, due 12/15/2026	494,381 (l)
	$200,000	Korea Expressway Corp., 1.13%, due 5/17/2026	177,486 (f)
EUR	892,000	Loxam SAS, 5.75%, due 7/15/2027	907,633 (l)
EUR	525,000	Multiversity SRL, (3 mo. EUR EURIBOR + 4.25%), 7.96%, due 10/30/2028	573,341 (e)(l)
	$1,450,000	Neptune Bidco U.S., Inc., 9.29%, due 4/15/2029	1,333,789 (f)
		Prime Security Services Borrower LLC/Prime Finance, Inc.
	1,304,000	5.25%, due 4/15/2024	1,290,952 (f)
	1,965,000	5.75%, due 4/15/2026	1,926,513 (f)
	1,710,000	6.25%, due 1/15/2028	1,609,846 (f)
EUR	345,000	Q-Park Holding I BV, 1.50%, due 3/1/2025	365,021 (l)
GBP	360,000	RAC Bond Co. PLC, 5.25%, due 11/4/2027	362,962 (l)
EUR	996,131	Techem Verwaltungsgesellschaft 674 mbH, 6.00%, due 7/30/2026	1,076,518 (l)
EUR	900,000	Techem Verwaltungsgesellschaft 675 mbH, 2.00%, due 7/15/2025	951,338 (l)
See Notes to Schedule of Investments

Schedule of Investments Strategic Income Fund^ (Unaudited)  (cont’d)
Principal Amount(a)			Value

Commercial Services – cont'd
		United Rentals North America, Inc.
	$1,795,000	5.25%, due 1/15/2030	$1,709,708
	1,385,000	3.75%, due 1/15/2032	1,173,014
		Verisure Holding AB
EUR	1,600,000	3.88%, due 7/15/2026	1,658,190 (l)
EUR	1,095,000	3.25%, due 2/15/2027	1,088,119 (l)
			27,514,374
Computers 0.3%
	$6,290,000	Apple, Inc., 2.85%, due 8/5/2061	4,213,430
	2,270,000	McAfee Corp., 7.38%, due 2/15/2030	1,961,455 (f)
		Presidio Holdings, Inc.
	1,060,000	4.88%, due 2/1/2027	1,002,129 (f)
	1,835,000	8.25%, due 2/1/2028	1,779,619 (f)
			8,956,633
Cosmetics - Personal Care 0.1%
		Coty, Inc.
EUR	705,000	3.88%, due 4/15/2026	754,017 (l)
	$1,515,000	5.00%, due 4/15/2026	1,461,901 (f)
	325,000	6.50%, due 4/15/2026	322,361 (f)
	900,000	Natura Cosmeticos SA, 4.13%, due 5/3/2028	792,687 (f)
			3,330,966
Distribution - Wholesale 0.1%
		Ritchie Bros Holdings, Inc.
	490,000	6.75%, due 3/15/2028	496,125 (f)
	790,000	7.75%, due 3/15/2031	823,341 (f)
	1,195,000	Windsor Holdings III LLC, 8.50%, due 6/15/2030	1,200,975 (f)
			2,520,441
Diversified Financial Services 1.2%
	6,700,000	AerCap Ireland Capital DAC/AerCap Global Aviation Trust, 3.30%, due 1/30/2032	5,497,447
		Ally Financial, Inc.
	1,860,000	Series B, 4.70%, due 5/15/2026	1,411,275 (p)(q)
	3,843,000	Series C, 4.70%, due 5/15/2028	2,689,259 (p)(q)
	3,815,000	6.70%, due 2/14/2033	3,551,459
		American Express Co.
	1,435,000	(Secured Overnight Financing Rate + 0.93%), 6.11%, due 3/4/2025	1,440,816 (e)
	3,330,000	Series D, 3.55%, due 9/15/2026	2,793,984 (p)(q)
		Banco BTG Pactual SA
	200,000	4.50%, due 1/10/2025	194,088 (f)
	256,000	2.75%, due 1/11/2026	233,194 (f)
EUR	200,000	BPCE SFH SA, 3.13%, due 1/24/2028	217,040 (l)
		Capital One Financial Corp.
	$1,030,000	(Secured Overnight Financing Rate + 0.69%), 5.89%, due 12/6/2024	1,015,708 (e)
	5,592,000	Series M, 3.95%, due 9/1/2026	4,450,952 (p)(q)
	5,557,000	Charles Schwab Corp., Series H, 4.00%, due 12/1/2030	4,352,457 (p)(q)
EUR	100,000	Credit Mutuel Home Loan SFH SA, 2.75%, due 12/8/2027	106,884 (l)
	$4,476,000	Discover Financial Services, Series C, 5.50%, due 10/30/2027	3,448,104 (p)(q)
GBP	766,000	Encore Capital Group, Inc., 4.25%, due 6/1/2028	747,115 (l)
	$150,000	Fondo MIVIVIENDA SA, 4.63%, due 4/12/2027	144,549 (f)
EUR	600,000	Intrum AB, 3.50%, due 7/15/2026	512,983 (l)
See Notes to Schedule of Investments

Schedule of Investments Strategic Income Fund^ (Unaudited)  (cont’d)
Principal Amount(a)			Value

Diversified Financial Services – cont'd
		OneMain Finance Corp.
	$2,325,000	6.88%, due 3/15/2025	$2,317,279
	1,125,000	7.13%, due 3/15/2026	1,114,435
	1,215,000	3.50%, due 1/15/2027	1,050,577
	1,050,000	4.00%, due 9/15/2030	824,898
	200,000	SURA Asset Management SA, 4.88%, due 4/17/2024	197,108 (l)
			38,311,611
Electric 1.7%
EUR	200,000	Acquirente Unico SpA, 2.80%, due 2/20/2026	210,717 (l)
	$200,000	Adani Green Energy Ltd., 4.38%, due 9/8/2024	186,458 (f)
EUR	100,000	AusNet Services Holdings Pty. Ltd., 1.63%, due 3/11/2081	95,107 (l)(p)
		Calpine Corp.
	$455,000	5.13%, due 3/15/2028	412,611 (f)
	2,880,000	4.63%, due 2/1/2029	2,479,781 (f)
	3,246,000	5.00%, due 2/1/2031	2,732,269 (f)
	685,000	3.75%, due 3/1/2031	561,475 (f)
	234,000	China Huadian Overseas Development 2018 Ltd., 3.38%, due 6/23/2025	223,025 (l)(p)(q)
	8,225,000	CMS Energy Corp., 3.75%, due 12/1/2050	6,332,858 (p)
		Comision Federal de Electricidad
	300,000	4.75%, due 2/23/2027	287,505 (l)
	300,000	4.69%, due 5/15/2029	273,049 (l)
		Dominion Energy, Inc.
	595,000	Series D, (3 mo. USD LIBOR + 0.53%), 6.08%, due 9/15/2023	595,028 (e)
	1,350,000	Series C, 4.35%, due 1/15/2027	1,158,840 (p)(q)
	5,745,000	Edison International, Series B, 5.00%, due 12/15/2026	4,963,515 (p)(q)
EUR	1,100,000	EDP - Energias de Portugal SA, 5.94%, due 4/23/2083	1,206,277 (l)(p)
		Electricite de France SA
EUR	1,100,000	4.00%, due 7/4/2024	1,176,807 (l)(p)(q)
EUR	1,400,000	2.63%, due 12/1/2027	1,281,421 (l)(p)(q)
EUR	200,000	EnBW Energie Baden-Wuerttemberg AG, 1.38%, due 8/31/2081	178,102 (l)(p)
	$1,180,000	Leeward Renewable Energy Operations LLC, 4.25%, due 7/1/2029	1,044,560 (f)
	280,000	Mississippi Power Co., Series A, (Secured Overnight Financing Rate + 0.30%), 5.55%, due 6/28/2024	278,244 (e)
		National Rural Utilities Cooperative Finance Corp.
	425,000	Series D, (Secured Overnight Financing Rate + 0.40%), 5.51%, due 8/7/2023	424,990 (e)
	975,000	Series D, (Secured Overnight Financing Rate + 0.33%), 5.63%, due 10/18/2024	971,942 (e)
	710,000	NextEra Energy Capital Holdings, Inc., (Secured Overnight Financing Rate Index + 0.40%), 5.49%, due 11/3/2023	709,863 (e)
GBP	340,000	NGG Finance PLC, 5.63%, due 6/18/2073	416,263 (l)(p)
		NRG Energy, Inc.
	$1,440,000	10.25%, due 3/15/2028	1,395,495 (f)(p)(q)
	990,000	3.38%, due 2/15/2029	817,310 (f)
	4,145,000	3.63%, due 2/15/2031	3,252,892 (f)
	695,000	3.88%, due 2/15/2032	537,817 (f)
	9,885,000	Pacific Gas & Electric Co., 4.30%, due 3/15/2045	7,111,173
		Southern Co.
	9,180,000	Series B, 4.00%, due 1/15/2051	8,585,578 (p)
EUR	320,000	1.88%, due 9/15/2081	276,877 (p)
	$950,000	Talen Energy Supply LLC, 8.63%, due 6/1/2030	985,986 (f)
	1,055,000	Vistra Corp., 7.00%, due 12/15/2026	938,950 (f)(p)(q)
See Notes to Schedule of Investments

Schedule of Investments Strategic Income Fund^ (Unaudited)  (cont’d)
Principal Amount(a)			Value

Electric – cont'd
Vistra Operations Co. LLC
	$650,000	5.50%, due 9/1/2026	$628,550 (f)
	1,575,000	4.38%, due 5/1/2029	1,390,176 (f)
54,121,511
Electrical Components & Equipment 0.0%(m)
EUR	500,000	Energizer Gamma Acquisition BV, 3.50%, due 6/30/2029	451,690 (l)
Electronics 0.1%
	$1,410,000	Imola Merger Corp., 4.75%, due 5/15/2029	1,238,024 (f)
Sensata Technologies BV
	535,000	4.00%, due 4/15/2029	472,764 (f)
	1,235,000	5.88%, due 9/1/2030	1,190,143 (f)
2,900,931
Energy - Alternate Sources 0.1%
	610,000	FS Luxembourg Sarl, 10.00%, due 12/15/2025	628,576 (f)
	200,000	Greenko Wind Projects Mauritius Ltd., 5.50%, due 4/6/2025	194,800 (f)
	2,975,000	Sunnova Energy Corp., 5.88%, due 9/1/2026	2,670,307 (f)
3,493,683
Engineering & Construction 0.0%(m)
EUR	900,000	Abertis Infraestructuras Finance BV, 3.25%, due 11/24/2025	902,965 (l)(p)(q)
	$200,000	IHS Holding Ltd., 5.63%, due 11/29/2026	174,508 (f)
1,077,473
Entertainment 0.9%
EUR	985,000	Allwyn International AS, 3.88%, due 2/15/2027	1,016,674 (l)
Caesars Entertainment, Inc.
	$1,265,000	6.25%, due 7/1/2025	1,258,112 (f)
	2,187,000	8.13%, due 7/1/2027	2,243,147 (f)
	1,495,000	4.63%, due 10/15/2029	1,316,083 (f)
Cedar Fair LP/Canada's Wonderland Co./Magnum Management Corp./Millennium Op
	985,000	5.50%, due 5/1/2025	974,938 (f)
	1,445,000	5.38%, due 4/15/2027	1,366,031
	2,435,000	Churchill Downs, Inc., 6.75%, due 5/1/2031	2,379,969 (f)
EUR	902,000	Cirsa Finance International Sarl, 4.75%, due 5/22/2025	977,071 (l)
GBP	515,000	CPUK Finance Ltd., 6.50%, due 8/28/2026	631,514 (l)
EUR	416,000	LHMC Finco 2 Sarl, 7.25% Cash/8.00% PIK, due 10/2/2025	450,760 (l)(o)
Live Nation Entertainment, Inc.
	$1,665,000	5.63%, due 3/15/2026	1,623,375 (f)
	1,650,000	6.50%, due 5/15/2027	1,658,410 (f)
	2,043,000	Midwest Gaming Borrower LLC/Midwest Gaming Finance Corp., 4.88%, due 5/1/2029	1,814,593 (f)
EUR	495,000	Motion Bondco DAC, 4.50%, due 11/15/2027	472,010 (l)
EUR	855,000	Playtech PLC, 4.25%, due 3/7/2026	919,448 (l)
	$1,645,000	Raptor Acquisition Corp./Raptor Co.-Issuer LLC, 4.88%, due 11/1/2026	1,542,249 (f)
	1,915,000	Scientific Games International, Inc., 7.25%, due 11/15/2029	1,910,212 (f)
	1,090,000	SeaWorld Parks & Entertainment, Inc., 5.25%, due 8/15/2029	981,000 (f)
	7,935,000	Warnermedia Holdings, Inc., 5.14%, due 3/15/2052	6,449,825
	950,000	WMG Acquisition Corp., 3.88%, due 7/15/2030	830,208 (f)
30,815,629
See Notes to Schedule of Investments

Schedule of Investments Strategic Income Fund^ (Unaudited)  (cont’d)
Principal Amount(a)			Value

Food 0.6%
		Albertsons Cos., Inc./Safeway, Inc./New Albertsons LP/Albertsons LLC
	$2,365,000	5.88%, due 2/15/2028	$2,302,919 (f)
	795,000	3.50%, due 3/15/2029	692,088 (f)
	740,000	4.88%, due 2/15/2030	678,950 (f)
GBP	445,000	Bellis Finco PLC, 4.00%, due 2/16/2027	438,966 (l)
	$200,000	Cencosud SA, 4.38%, due 7/17/2027	190,049 (l)
		JBS USA LUX SA/JBS USA Food Co./JBS USA Finance, Inc.
	204,000	2.50%, due 1/15/2027	183,294 (f)
	276,000	5.13%, due 2/1/2028	267,904 (f)
	410,000	Kraft Heinz Foods Co., 3.88%, due 5/15/2027	393,100
	1,515,000	Performance Food Group, Inc., 5.50%, due 10/15/2027	1,466,970 (f)
EUR	292,000	Picard Bondco SA, 5.38%, due 7/1/2027	293,159 (l)
		Pilgrim's Pride Corp.
	$1,630,000	4.25%, due 4/15/2031	1,409,945
	2,525,000	3.50%, due 3/1/2032	2,038,432
	835,000	6.25%, due 7/1/2033	829,183
GBP	325,000	Premier Foods Finance PLC, 3.50%, due 10/15/2026	373,717 (l)
EUR	290,000	Sigma Holdco BV, 5.75%, due 5/15/2026	280,174 (l)
		Sysco Corp.
	$4,228,000	6.60%, due 4/1/2050	4,790,764 (n)
	3,415,000	3.15%, due 12/14/2051	2,353,620
			18,983,234
Food Service 0.1%
EUR	1,170,000	Aramark International Finance Sarl, 3.13%, due 4/1/2025	1,242,976 (l)
		Aramark Services, Inc.
	$1,125,000	5.00%, due 4/1/2025	1,108,215 (f)
	900,000	5.00%, due 2/1/2028	846,003 (f)
			3,197,194
Forest Products & Paper 0.0%(m)
EUR	500,000	Ahlstrom Holding 3 Oy, 3.63%, due 2/4/2028	458,146 (l)
EUR	400,000	Sappi Papier Holding GmbH, 3.63%, due 3/15/2028	380,205 (l)
EUR	617,000	WEPA Hygieneprodukte GmbH, 2.88%, due 12/15/2027	585,072 (l)
			1,423,423
Gas 0.0%(m)
	$200,000	Beijing Gas Singapore Capital Corp., 1.88%, due 1/18/2025	189,246 (l)
GBP	695,000	Centrica PLC, 5.25%, due 4/10/2075	850,899 (l)(p)
			1,040,145
Healthcare - Products 0.2%
EUR	455,000	Avantor Funding, Inc., 3.88%, due 7/15/2028	462,865 (l)
	$1,090,000	Baxter International, Inc., (Secured Overnight Financing Rate Index + 0.44%), 5.61%, due 11/29/2024	1,081,824 (e)
	3,705,000	Medline Borrower LP, 3.88%, due 4/1/2029	3,244,366 (f)
	1,255,000	Thermo Fisher Scientific, Inc., (Secured Overnight Financing Rate Index + 0.39%), 5.69%, due 10/18/2023	1,255,154 (e)
			6,044,209
Healthcare - Services 0.7%
	2,125,000	Ascension Health, Series B, 3.11%, due 11/15/2039	1,644,807
See Notes to Schedule of Investments

Schedule of Investments Strategic Income Fund^ (Unaudited)  (cont’d)
Principal Amount(a)			Value

Healthcare - Services – cont'd
		CHS/Community Health Systems, Inc.
	$680,000	5.63%, due 3/15/2027	$605,061 (f)
	2,024,000	8.00%, due 12/15/2027	1,979,057 (f)
	980,000	5.25%, due 5/15/2030	783,056 (f)
	1,210,000	4.75%, due 2/15/2031	916,672 (f)
	2,055,000	CommonSpirit Health, 4.19%, due 10/1/2049	1,662,503
	1,260,000	Encompass Health Corp., 4.75%, due 2/1/2030	1,145,256
	3,100,000	HCA, Inc., 5.50%, due 6/1/2033	3,086,216
		Molina Healthcare, Inc.
	1,240,000	3.88%, due 11/15/2030	1,060,731 (f)
	1,950,000	3.88%, due 5/15/2032	1,626,742 (f)
	2,125,000	Mount Sinai Hospitals Group, Inc., Series 2019, 3.74%, due 7/1/2049	1,637,235
		Roche Holdings, Inc.
	945,000	(Secured Overnight Financing Rate + 0.56%), 5.76%, due 3/10/2025	948,723 (e)(f)
	5,885,000	2.61%, due 12/13/2051	3,925,913 (f)
		Tenet Healthcare Corp.
	1,155,000	6.13%, due 10/1/2028	1,100,241
	1,750,000	6.13%, due 6/15/2030	1,700,562
	740,000	6.75%, due 5/15/2031	735,054 (f)
			24,557,829
Holding Companies - Diversified 0.1%
		Benteler International AG
EUR	618,000	9.38%, due 5/15/2028	689,957 (l)
	$965,000	10.50%, due 5/15/2028	978,269 (f)
			1,668,226
Home Builders 0.1%
		KB Home
	1,200,000	7.25%, due 7/15/2030	1,224,744
	560,000	4.00%, due 6/15/2031	487,592
GBP	469,000	Maison Finco PLC, 6.00%, due 10/31/2027	451,918 (l)
	$1,910,000	Shea Homes LP/Shea Homes Funding Corp., 4.75%, due 2/15/2028	1,738,100
			3,902,354
Insurance 0.8%
	200,000	AIA Group Ltd., 5.63%, due 10/25/2027	204,907 (f)
		Alliant Holdings Intermediate LLC/Alliant Holdings Co.-Issuer
	1,815,000	6.75%, due 10/15/2027	1,719,175 (f)
	1,735,000	6.75%, due 4/15/2028	1,726,205 (f)
	540,000	AmWINS Group, Inc., 4.88%, due 6/30/2029	495,416 (f)
		AssuredPartners, Inc.
	2,265,000	7.00%, due 8/15/2025	2,236,466 (f)
	1,400,000	5.63%, due 1/15/2029	1,222,089 (f)
EUR	210,000	Athene Global Funding, 0.83%, due 1/8/2027	200,858 (l)
	$3,210,000	Corebridge Financial, Inc., 4.35%, due 4/5/2042	2,608,767
	600,000	Corebridge Global Funding, 0.65%, due 6/17/2024	574,477 (f)
	870,000	GTCR AP Finance, Inc., 8.00%, due 5/15/2027	861,658 (f)
		HUB International Ltd.
	945,000	7.00%, due 5/1/2026	943,075 (f)
	4,465,000	7.25%, due 6/15/2030	4,549,880 (f)
	2,305,000	Liberty Mutual Group, Inc., 4.13%, due 12/15/2051	1,841,904 (f)(p)
See Notes to Schedule of Investments

Schedule of Investments Strategic Income Fund^ (Unaudited)  (cont’d)
Principal Amount(a)			Value

Insurance – cont'd
Protective Life Global Funding
	$290,000	(Secured Overnight Financing Rate + 1.05%), 6.25%, due 12/11/2024	$291,237 (e)(f)
	516,000	(Secured Overnight Financing Rate + 0.98%), 6.23%, due 3/28/2025	517,511 (e)(f)
	1,550,000	Prudential Financial, Inc., 5.13%, due 3/1/2052	1,411,929 (p)
	3,440,000	Travelers Cos., Inc., 5.45%, due 5/25/2053	3,585,420
24,990,974
Internet 0.2%
	1,005,000	EquipmentShare.com, Inc., 9.00%, due 5/15/2028	996,176 (f)
	825,000	Newfold Digital Holdings Group, Inc., 6.00%, due 2/15/2029	608,438 (f)
Northwest Fiber LLC/Northwest Fiber Finance Sub, Inc.
	1,335,000	4.75%, due 4/30/2027	1,161,924 (f)
	1,455,000	6.00%, due 2/15/2028	1,149,450 (f)
EUR	600,000	United Group BV, 4.63%, due 8/15/2028	540,543 (l)
	$1,030,000	Ziff Davis, Inc., 4.63%, due 10/15/2030	902,547 (f)
5,359,078
Investment Companies 0.0%(m)
	255,000	CNCBINV 1 BVI Ltd., 1.75%, due 11/17/2024	241,382 (l)
	200,000	Grupo de Inversiones Suramericana SA, 5.50%, due 4/29/2026	189,739 (l)
	200,000	Huarong Finance 2019 Co. Ltd., 3.25%, due 11/13/2024	189,072 (l)
620,193
Iron - Steel 0.2%
Carpenter Technology Corp.
	149,000	6.38%, due 7/15/2028	146,723
	1,225,000	7.63%, due 3/15/2030	1,249,427
CSN Inova Ventures
	200,000	6.75%, due 1/28/2028	189,585 (l)
	3,010,000	6.75%, due 1/28/2028	2,853,244 (f)
Metinvest BV
	425,000	7.65%, due 10/1/2027	263,500 (f)
	2,140,000	7.75%, due 10/17/2029	1,241,200 (f)
	1,070,000	Periama Holdings LLC, 5.95%, due 4/19/2026	1,026,069 (l)
	200,000	POSCO, 4.38%, due 8/4/2025	194,798 (f)
7,164,546
Leisure Time 0.4%
Carnival Corp.
	1,635,000	7.63%, due 3/1/2026	1,612,951 (f)
	2,250,000	9.88%, due 8/1/2027	2,352,355 (f)
	645,000	4.00%, due 8/1/2028	573,475 (f)
	1,215,000	Carnival Holdings Bermuda Ltd., 10.38%, due 5/1/2028	1,325,746 (f)
	1,168,000	NCL Corp. Ltd., 5.88%, due 2/15/2027	1,137,431 (f)
GBP	300,000	Pinnacle Bidco PLC, 6.38%, due 2/15/2025	375,723 (l)
Royal Caribbean Cruises Ltd.
	$1,935,000	5.50%, due 8/31/2026	1,855,745 (f)
	3,145,000	5.50%, due 4/1/2028	2,964,154 (f)
	505,000	8.25%, due 1/15/2029	527,416 (f)
12,724,996
Lodging 0.3%
	2,120,000	Melco Resorts Finance Ltd., 5.63%, due 7/17/2027	1,938,740 (f)
See Notes to Schedule of Investments

Schedule of Investments Strategic Income Fund^ (Unaudited)  (cont’d)
Principal Amount(a)			Value

Lodging – cont'd
	$200,000	Studio City Finance Ltd., 6.00%, due 7/15/2025	$189,000 (l)
GBP	548,000	TVL Finance PLC, 10.25%, due 4/28/2028	706,450 (l)
	$1,885,000	Wyndham Hotels & Resorts, Inc., 4.38%, due 8/15/2028	1,725,144 (f)
Wynn Las Vegas LLC/Wynn Las Vegas Capital Corp.
	1,901,000	5.50%, due 3/1/2025	1,865,192 (f)
	1,470,000	5.25%, due 5/15/2027	1,397,123 (f)
Wynn Macau Ltd.
	1,565,000	5.50%, due 1/15/2026	1,473,367 (f)
	200,000	5.50%, due 1/15/2026	188,290 (l)
9,483,306
Machinery - Construction & Mining 0.1%
Caterpillar Financial Services Corp.
	185,000	(Secured Overnight Financing Rate + 0.25%), 5.38%, due 5/17/2024	185,062 (e)
	1,089,000	(Secured Overnight Financing Rate + 0.27%), 5.48%, due 9/13/2024	1,088,579 (e)
	985,000	Manitowoc Co., Inc., 9.00%, due 4/1/2026	980,075 (f)
	1,935,000	Terex Corp., 5.00%, due 5/15/2029	1,800,460 (f)
4,054,176
Machinery - Diversified 0.2%
Chart Industries, Inc.
	1,870,000	7.50%, due 1/1/2030	1,916,469 (f)
	945,000	9.50%, due 1/1/2031	1,013,513 (f)
John Deere Capital Corp.
	436,000	(Secured Overnight Financing Rate + 0.20%), 5.47%, due 10/11/2024	435,459 (e)
	138,000	(Secured Overnight Financing Rate + 0.56%), 5.74%, due 3/7/2025	138,317 (e)
	1,510,000	SPX FLOW, Inc., 8.75%, due 4/1/2030	1,392,522 (f)
EUR	650,000	TK Elevator Midco GmbH, 4.38%, due 7/15/2027	649,411 (l)
5,545,691
Media 1.7%
EUR	900,000	Altice Financing SA, 4.25%, due 8/15/2029	715,050 (l)
EUR	280,000	Altice Finco SA, 4.75%, due 1/15/2028	166,004 (l)
CCO Holdings LLC/CCO Holdings Capital Corp.
	$1,175,000	4.75%, due 3/1/2030	1,018,451 (f)
	1,350,000	4.25%, due 2/1/2031	1,109,824 (f)
	3,075,000	4.75%, due 2/1/2032	2,538,750 (f)
	680,000	4.50%, due 5/1/2032	554,447
	700,000	4.50%, due 6/1/2033	553,910 (f)
	1,315,000	4.25%, due 1/15/2034	1,010,736 (f)
Charter Communications Operating LLC/Charter Communications Operating Capital
	9,020,000	4.80%, due 3/1/2050	6,835,317
	5,420,000	3.90%, due 6/1/2052	3,547,705
	19,110,000	Comcast Corp., 2.94%, due 11/1/2056	12,307,826
CSC Holdings LLC
	1,780,000	7.50%, due 4/1/2028	1,099,715 (f)
	1,160,000	6.50%, due 2/1/2029	984,973 (f)
	2,655,000	5.75%, due 1/15/2030	1,374,433 (f)
	1,620,000	4.13%, due 12/1/2030	1,171,301 (f)
	1,835,000	4.63%, due 12/1/2030	921,822 (f)
	7,695,000	Discovery Communications LLC, 4.65%, due 5/15/2050	5,848,778
	1,840,000	DISH DBS Corp., 5.13%, due 6/1/2029	924,600
See Notes to Schedule of Investments

Schedule of Investments Strategic Income Fund^ (Unaudited)  (cont’d)
Principal Amount(a)			Value

Media – cont'd
McGraw-Hill Education, Inc.
	$920,000	5.75%, due 8/1/2028	$807,760 (f)
	1,160,000	8.00%, due 8/1/2029	997,600 (f)
	7,300,000	Paramount Global, 4.20%, due 5/19/2032	6,073,806
Virgin Media Secured Finance PLC
GBP	358,000	5.00%, due 4/15/2027	419,238 (l)
	$1,865,000	5.50%, due 5/15/2029	1,721,742 (f)
GBP	2,310,000	Virgin Media Vendor Financing Notes III DAC, 4.88%, due 7/15/2028	2,415,143 (l)
EUR	1,387,000	Ziggo Bond Co. BV, 3.38%, due 2/28/2030	1,167,357 (l)
56,286,288
Mining 0.5%
	$200,000	Chinalco Capital Holdings Ltd., 2.13%, due 6/3/2026	181,289 (l)
	3,025,000	Corp. Nacional del Cobre de Chile, 3.15%, due 1/14/2030	2,678,274 (f)
	200,000	Endeavour Mining PLC, 5.00%, due 10/14/2026	180,812 (f)
First Quantum Minerals Ltd.
	236,000	7.50%, due 4/1/2025	235,209 (f)
	1,660,000	6.88%, due 3/1/2026	1,637,175 (f)
	175,000	6.88%, due 10/15/2027	172,063 (f)
	2,440,000	8.63%, due 6/1/2031	2,497,950 (f)
FMG Resources August 2006 Pty Ltd.
	990,000	4.50%, due 9/15/2027	925,452 (f)
	915,000	6.13%, due 4/15/2032	878,484 (f)
Hudbay Minerals, Inc.
	3,810,000	4.50%, due 4/1/2026	3,612,943 (f)
	1,120,000	6.13%, due 4/1/2029	1,072,938 (f)
	2,885,000	Novelis Corp., 3.88%, due 8/15/2031	2,402,349 (f)
	214,000	Stillwater Mining Co., 4.00%, due 11/16/2026	192,386 (f)
	442,000	Volcan Cia Minera SAA, 4.38%, due 2/11/2026	317,395 (f)
16,984,719
Miscellaneous Manufacturer 0.1%
EUR	405,000	Ctec II GmbH, 5.25%, due 2/15/2030	372,034 (l)
	$1,387,000	Siemens Financieringsmaatschappij NV, (Secured Overnight Financing Rate + 0.43%), 5.63%, due 3/11/2024	1,389,011 (e)(f)
1,761,045
Multi-National 0.0%(m)
	200,000	Africa Finance Corp., 3.88%, due 4/13/2024	195,758 (l)
	200,000	African Export-Import Bank, 2.63%, due 5/17/2026	180,784 (l)
	200,000	Banque Ouest Africaine de Developpement, 5.00%, due 7/27/2027	184,760 (l)
	200,000	Central American Bank for Economic Integration, 5.00%, due 2/9/2026	197,673 (f)
	287,000	Corp. Andina de Fomento, 2.25%, due 2/8/2027	258,016
1,016,991
Office - Business Equipment 0.0%(m)
	1,210,000	CDW LLC/CDW Finance Corp., 3.57%, due 12/1/2031	1,024,180
Oil & Gas 1.3%
Ascent Resources Utica Holdings LLC/ARU Finance Corp.
	1,035,000	7.00%, due 11/1/2026	1,012,253 (f)
	2,585,000	8.25%, due 12/31/2028	2,567,186 (f)
	1,425,000	5.88%, due 6/30/2029	1,286,341 (f)
See Notes to Schedule of Investments

Schedule of Investments Strategic Income Fund^ (Unaudited)  (cont’d)
Principal Amount(a)			Value

Oil & Gas – cont'd
	$10,165,000	BP Capital Markets PLC, 4.88%, due 3/22/2030	$9,451,163 (p)(q)
Callon Petroleum Co.
	945,000	8.00%, due 8/1/2028	958,161 (f)
	1,035,000	7.50%, due 6/15/2030	1,004,796 (f)
Civitas Resources, Inc.
	985,000	8.38%, due 7/1/2028	1,013,132 (f)
	1,155,000	8.75%, due 7/1/2031	1,195,425 (f)
Comstock Resources, Inc.
	3,342,000	6.75%, due 3/1/2029	3,117,313 (f)
	625,000	5.88%, due 1/15/2030	553,241 (f)
Ecopetrol SA
	200,000	4.13%, due 1/16/2025	193,377
	800,000	8.88%, due 1/13/2033	820,669
	1,215,000	5.88%, due 5/28/2045	874,772
	200,000	Geopark Ltd., 5.50%, due 1/17/2027	171,831 (l)
	166,400	Hunt Oil Co. of Peru LLC Sucursal Del Peru, 6.38%, due 6/1/2028	159,594 (l)
	1,345,000	KazMunayGas National Co. JSC, 5.75%, due 4/19/2047	1,128,490 (f)
	420,000	Korea National Oil Corp., 1.75%, due 4/18/2025	393,689 (f)
	106,000	Leviathan Bond Ltd., 6.13%, due 6/30/2025	103,524 (l)
	1,215,000	Medco Bell Pte. Ltd., 6.38%, due 1/30/2027	1,142,104 (f)
	1,025,000	Nabors Industries, Inc., 7.38%, due 5/15/2027	1,002,429 (f)
	1,385,000	Northern Oil & Gas, Inc., 8.13%, due 3/1/2028	1,374,612 (f)
	955,000	Pertamina Persero PT, 6.45%, due 5/30/2044	997,790 (f)
	200,000	Petrobras Global Finance BV, 6.00%, due 1/27/2028	198,790
Petroleos Mexicanos
	36,000	6.88%, due 10/16/2025	34,683
	14,000	6.49%, due 1/23/2027	12,475
	287,000	6.50%, due 3/13/2027	255,229
	1,875,000	6.35%, due 2/12/2048	1,166,095
	4,480,000	7.69%, due 1/23/2050	3,117,736
	600,000	QatarEnergy, 1.38%, due 9/12/2026	538,356 (l)
EUR	520,000	Repsol International Finance BV, 4.25%, due 9/11/2028	521,347 (l)(p)(q)
	$1,110,000	Rockcliff Energy II LLC, 5.50%, due 10/15/2029	1,016,479 (f)
	940,000	Shell International Finance BV, (3 mo. USD LIBOR + 0.40%), 5.72%, due 11/13/2023	940,776 (e)
Sinopec Group Overseas Development 2018 Ltd.
	200,000	2.15%, due 5/13/2025	188,815 (f)
	200,000	1.45%, due 1/8/2026	181,911 (f)
	2,590,000	Southwestern Energy Co., 4.75%, due 2/1/2032	2,301,311
	214,000	Tengizchevroil Finance Co. International Ltd., 2.63%, due 8/15/2025	194,528 (f)
	183,000	Tullow Oil PLC, 10.25%, due 5/15/2026	148,779 (f)
	82,000	YPF SA, 8.50%, due 3/23/2025	78,634 (f)
41,417,836
Packaging & Containers 0.7%
	1,665,000	Ardagh Metal Packaging Finance USA LLC/Ardagh Metal Packaging Finance PLC, 6.00%, due 6/15/2027	1,642,978 (f)
Ardagh Packaging Finance PLC/Ardagh Holdings USA, Inc.
	1,860,000	4.13%, due 8/15/2026	1,742,380 (f)
GBP	695,000	4.75%, due 7/15/2027	719,518 (l)
	$1,175,000	5.25%, due 8/15/2027	1,008,451 (f)
See Notes to Schedule of Investments

Schedule of Investments Strategic Income Fund^ (Unaudited)  (cont’d)
Principal Amount(a)			Value

Packaging & Containers – cont'd
		Ball Corp.
	$3,320,000	2.88%, due 8/15/2030	$2,738,898
	685,000	3.13%, due 9/15/2031	562,338
	2,070,000	Berry Global, Inc., 5.63%, due 7/15/2027	2,019,268 (f)
EUR	403,000	Canpack SA/Canpack U.S. LLC, 2.38%, due 11/1/2027	377,177 (l)
EUR	650,000	Fiber Bidco Spa, (3 mo. EUR EURIBOR + 6.00%), 9.60%, due 10/25/2027	719,142 (e)(l)
EUR	400,000	Guala Closures SpA, 3.25%, due 6/15/2028	380,947 (l)
EUR	225,000	Kleopatra Holdings 2 SCA, 6.50%, due 9/1/2026	158,155 (l)
		Mauser Packaging Solutions Holding Co.
	$2,725,000	7.88%, due 8/15/2026	2,717,646 (f)
	1,635,000	9.25%, due 4/15/2027	1,518,996 (f)
	1,910,000	Pactiv Evergreen Group Issuer LLC/Pactiv Evergreen Group Issuer, Inc., 4.38%, due 10/15/2028	1,688,427 (f)
	110,000	Pactiv Evergreen Group Issuer, Inc./Pactiv Evergreen Group Issuer LLC, 4.00%, due 10/15/2027	99,065 (f)
	1,690,000	Sealed Air Corp., 5.00%, due 4/15/2029	1,577,547 (f)
		Trivium Packaging Finance BV
	1,805,000	5.50%, due 8/15/2026	1,714,911 (f)
	1,255,000	8.50%, due 8/15/2027	1,207,264 (f)
			22,593,108
Pharmaceuticals 0.8%
	880,000	AbbVie, Inc., 3.85%, due 6/15/2024	866,576
	540,000	AstraZeneca PLC, (3 mo. USD LIBOR + 0.67%), 6.00%, due 8/17/2023	539,806 (e)
EUR	800,000	Bayer AG, 5.38%, due 3/25/2082	822,426 (l)(p)
EUR	895,000	Cheplapharm Arzneimittel GmbH, 4.38%, due 1/15/2028	910,391 (l)
	$11,740,000	CVS Health Corp., 5.05%, due 3/25/2048	10,708,215
		Gruenenthal GmbH
EUR	720,000	3.63%, due 11/15/2026	753,892 (l)
EUR	125,000	4.13%, due 5/15/2028	129,978 (l)
	$5,985,000	Merck & Co., Inc., 2.90%, due 12/10/2061	3,887,603
	5,025,000	Pfizer Investment Enterprises Pte. Ltd., 5.34%, due 5/19/2063	5,039,420
		Teva Pharmaceutical Finance Netherlands II BV
EUR	1,020,000	1.88%, due 3/31/2027	955,870 (l)
EUR	2,515,000	1.63%, due 10/15/2028	2,143,178 (l)
			26,757,355
Pipelines 1.7%
		Buckeye Partners LP
	$995,000	4.13%, due 3/1/2025	957,688 (f)
	500,000	5.85%, due 11/15/2043	386,710
	2,080,000	5.60%, due 10/15/2044	1,539,200
	2,225,000	CQP Holdco LP/BIP-V Chinook Holdco LLC, 5.50%, due 6/15/2031	2,023,680 (f)
	975,000	Crestwood Midstream Partners LP/Crestwood Midstream Finance Corp., 7.38%, due 2/1/2031	972,526 (f)
		DT Midstream, Inc.
	2,520,000	4.13%, due 6/15/2029	2,234,290 (f)
	940,000	4.38%, due 6/15/2031	816,052 (f)
		Enbridge, Inc.
	200,000	4.00%, due 10/1/2023	199,317
	510,000	(Secured Overnight Financing Rate Index + 0.63%), 5.77%, due 2/16/2024	510,226 (e)
	5,425,000	Energy Transfer LP, Series B, 6.63%, due 2/15/2028	4,299,312 (p)(q)
See Notes to Schedule of Investments

Schedule of Investments Strategic Income Fund^ (Unaudited)  (cont’d)
Principal Amount(a)			Value

Pipelines – cont'd
		Enterprise Products Operating LLC
	$1,425,000	3.90%, due 2/15/2024	$1,410,442
	8,160,000	4.20%, due 1/31/2050	6,747,077
		EQM Midstream Partners LP
	1,020,000	6.00%, due 7/1/2025	1,012,697 (f)
	535,000	7.50%, due 6/1/2027	542,965 (f)
	720,000	6.50%, due 7/1/2027	716,575 (f)
	1,150,000	5.50%, due 7/15/2028	1,106,499
	805,000	4.50%, due 1/15/2029	735,655 (f)
	595,000	7.50%, due 6/1/2030	613,570 (f)
	1,030,000	4.75%, due 1/15/2031	919,586 (f)
		Genesis Energy LP/Genesis Energy Finance Corp.
	705,000	6.50%, due 10/1/2025	698,398
	980,000	6.25%, due 5/15/2026	935,187
	1,110,000	7.75%, due 2/1/2028	1,079,519
	2,320,000	Harvest Midstream I LP, 7.50%, due 9/1/2028	2,280,064 (f)
	1,580,000	ITT Holdings LLC, 6.50%, due 8/1/2029	1,351,289 (f)
		Kinder Morgan, Inc.
	568,000	5.63%, due 11/15/2023	567,493 (f)
	8,770,000	5.55%, due 6/1/2045	8,188,490
	965,000	Kinetik Holdings LP, 5.88%, due 6/15/2030	927,606 (f)
		New Fortress Energy, Inc.
	1,880,000	6.75%, due 9/15/2025	1,790,348 (f)
	3,225,000	6.50%, due 9/30/2026	2,959,122 (f)
	600,000	Southern Gas Corridor CJSC, 6.88%, due 3/24/2026	608,904 (l)
	3,100,000	Summit Midstream Holdings LLC/Summit Midstream Finance Corp., 9.00%, due 10/15/2026	3,045,713 (f)
		Tallgrass Energy Partners LP/Tallgrass Energy Finance Corp.
	725,000	7.50%, due 10/1/2025	726,269 (f)
	1,465,000	5.50%, due 1/15/2028	1,347,800 (f)
	2,420,000	6.00%, due 12/31/2030	2,148,123 (f)
	570,000	6.00%, due 9/1/2031	495,878 (f)
			56,894,270
Real Estate 0.2%
		Aroundtown SA
GBP	638,000	4.75%, due 6/25/2024	302,047 (l)(p)(q)
EUR	200,000	0.38%, due 4/15/2027	162,826 (l)
	$1,305,000	Country Garden Holdings Co. Ltd., 4.80%, due 8/6/2030	182,537 (l)
EUR	1,000,000	Emeria SASU, 3.38%, due 3/31/2028	860,353 (l)
EUR	250,000	Flamingo Lux II SCA, 5.00%, due 3/31/2029	182,113 (l)
		Grand City Properties SA
EUR	100,000	2.50%, due 8/30/2023	54,106 (l)(p)(q)
EUR	100,000	1.50%, due 3/11/2026	46,910 (l)(p)(q)
		Heimstaden Bostad AB
EUR	300,000	3.38%, due 1/15/2026	160,571 (l)(p)(q)
EUR	800,000	3.00%, due 10/29/2027	412,093 (l)(p)(q)
	$200,000	Longfor Group Holdings Ltd., 4.50%, due 1/16/2028	152,922 (l)
		Realogy Group LLC/Realogy Co.-Issuer Corp.
	1,336,000	5.75%, due 1/15/2029	988,582 (f)
	2,810,000	5.25%, due 4/15/2030	2,024,655 (f)
EUR	120,000	Samhallsbyggnadsbolaget i Norden AB, 2.63%, due 12/14/2025	24,204 (l)(p)(q)
See Notes to Schedule of Investments

Schedule of Investments Strategic Income Fund^ (Unaudited)  (cont’d)
Principal Amount(a)			Value

Real Estate – cont'd
EUR	100,000	Vivion Investments Sarl, 3.00%, due 8/8/2024	$91,986 (l)
			5,645,905
Real Estate Investment Trusts 0.7%
EUR	219,000	Digital Dutch Finco BV, 1.25%, due 2/1/2031	188,484 (l)
	$650,000	Iron Mountain Information Management Services, Inc., 5.00%, due 7/15/2032	562,504 (f)
		Iron Mountain, Inc.
	1,185,000	4.88%, due 9/15/2027	1,111,482 (f)
	1,490,000	5.25%, due 3/15/2028	1,397,639 (f)
	2,605,000	4.88%, due 9/15/2029	2,349,761 (f)
	2,380,000	5.63%, due 7/15/2032	2,144,149 (f)
		MPT Operating Partnership LP/MPT Finance Corp.
	1,910,000	4.63%, due 8/1/2029	1,517,134
	1,820,000	3.50%, due 3/15/2031	1,313,488
	1,060,000	Park Intermediate Holdings LLC/PK Domestic Property LLC/PK Finance Co.-Issuer, 5.88%, due 10/1/2028	977,850 (f)
		RHP Hotel Properties LP/RHP Finance Corp.
	1,750,000	4.75%, due 10/15/2027	1,645,543
	605,000	4.50%, due 2/15/2029	539,206 (f)
		RLJ Lodging Trust LP
	1,745,000	3.75%, due 7/1/2026	1,607,581 (f)
	580,000	4.00%, due 9/15/2029	486,156 (f)
	595,000	Simon Property Group LP, 3.75%, due 2/1/2024	589,099
	1,650,000	Starwood Property Trust, Inc., 5.50%, due 11/1/2023	1,639,633 (f)
		Trust Fibra Uno
	200,000	5.25%, due 12/15/2024	196,280 (l)
	200,000	5.25%, due 1/30/2026	195,719 (f)
EUR	100,000	Unibail-Rodamco-Westfield SE, 7.25%, due 7/3/2028	99,045 (l)(p)(q)
	$835,000	Uniti Group LP/Uniti Group Finance, Inc./CSL Capital LLC, 10.50%, due 2/15/2028	830,007 (f)
		XHR LP
	1,370,000	6.38%, due 8/15/2025	1,346,930 (f)
	850,000	4.88%, due 6/1/2029	739,416 (f)
			21,477,106
Retail 0.7%
		1011778 BC ULC/New Red Finance, Inc.
	1,690,000	3.88%, due 1/15/2028	1,547,752 (f)
	870,000	4.38%, due 1/15/2028	803,867 (f)
	1,225,000	4.00%, due 10/15/2030	1,052,706 (f)
EUR	610,000	Afflelou SAS, 4.25%, due 5/19/2026	637,999 (l)
	$215,000	Alsea SAB de CV, 7.75%, due 12/14/2026	216,385 (f)
GBP	468,000	B&M European Value Retail SA, 3.63%, due 7/15/2025	572,743 (l)
		Bath & Body Works, Inc.
	$1,610,000	6.63%, due 10/1/2030	1,555,878 (f)
	1,520,000	6.75%, due 7/1/2036	1,382,354
	1,680,000	Beacon Roofing Supply, Inc., 4.50%, due 11/15/2026	1,599,350 (f)
EUR	500,000	CECONOMY AG, 1.75%, due 6/24/2026	439,813 (l)
	$200,000	CK Hutchison International 23 Ltd., 4.75%, due 4/21/2028	197,301 (f)
GBP	280,000	Constellation Automotive Financing PLC, 4.88%, due 7/15/2027	287,260 (l)
EUR	460,000	Douglas GmbH, 6.00%, due 4/8/2026	476,061 (l)
See Notes to Schedule of Investments

Schedule of Investments Strategic Income Fund^ (Unaudited)  (cont’d)
Principal Amount(a)			Value

Retail – cont'd
		Dufry One BV
EUR	200,000	2.50%, due 10/15/2024	$214,950 (l)
EUR	955,000	2.00%, due 2/15/2027	934,638 (l)
EUR	863,000	3.38%, due 4/15/2028	863,424 (l)
EUR	739,821	eG Global Finance PLC, 4.38%, due 2/7/2025	780,896 (l)
		Macy's Retail Holdings LLC
	$1,755,000	5.88%, due 3/15/2030	1,584,940 (f)
	1,370,000	4.50%, due 12/15/2034	999,478
	305,000	5.13%, due 1/15/2042	210,450
EUR	622,000	Maxeda DIY Holding BV, 5.88%, due 10/1/2026	495,633 (l)
		PetSmart, Inc./PetSmart Finance Corp.
	$1,245,000	4.75%, due 2/15/2028	1,141,634 (f)
	1,380,000	7.75%, due 2/15/2029	1,346,135 (f)
	1,065,000	White Cap Parent LLC, 8.25% Cash/9.00% PIK, due 3/15/2026	1,026,133 (f)(o)
	3,290,000	Yum! Brands, Inc., 5.38%, due 4/1/2032	3,114,294
			23,482,074
Semiconductors 0.1%
		Analog Devices, Inc.
	964,000	(Secured Overnight Financing Rate + 0.25%), 5.51%, due 10/1/2024	963,150 (e)
	1,950,000	2.95%, due 10/1/2051	1,356,731
EUR	400,000	Infineon Technologies AG, 2.88%, due 1/1/2025	420,533 (l)(p)(q)
		SK Hynix, Inc.
	$200,000	6.25%, due 1/17/2026	200,563 (f)
	200,000	6.38%, due 1/17/2028	203,168 (f)
			3,144,145
Software 0.6%
		Oracle Corp.
	860,000	3.40%, due 7/8/2024	841,931
	9,755,000	4.00%, due 11/15/2047	7,496,477
	6,975,000	3.95%, due 3/25/2051	5,236,895
	5,420,000	5.55%, due 2/6/2053	5,197,407
			18,772,710
Telecommunications 2.2%
		Altice France Holding SA
EUR	394,000	4.00%, due 2/15/2028	141,200 (l)
	$2,635,000	6.00%, due 2/15/2028	980,633 (f)
		Altice France SA
EUR	100,000	3.38%, due 1/15/2028	76,630 (l)
	$2,250,000	5.50%, due 1/15/2028	1,651,009 (f)
EUR	1,355,000	4.13%, due 1/15/2029	1,030,035 (l)
		AT&T, Inc.
	$1,448,000	0.90%, due 3/25/2024	1,402,664
EUR	250,000	3.95%, due 4/30/2031	268,613
	$8,880,000	3.50%, due 9/15/2053	6,022,596
	920,000	C&W Senior Financing DAC, 6.88%, due 9/15/2027	835,102 (f)
	1,585,000	CommScope Technologies LLC, 5.00%, due 3/15/2027	1,057,184 (f)
		CommScope, Inc.
	1,455,000	8.25%, due 3/1/2027	1,101,471 (f)
	1,465,000	4.75%, due 9/1/2029	1,128,617 (f)
See Notes to Schedule of Investments

Schedule of Investments Strategic Income Fund^ (Unaudited)  (cont’d)
Principal Amount(a)			Value

Telecommunications – cont'd
EUR	809,000	eircom Finance DAC, 3.50%, due 5/15/2026	$838,390 (l)
		Frontier Communications Holdings LLC
	$1,110,000	5.88%, due 10/15/2027	1,016,680 (f)
	970,000	5.00%, due 5/1/2028	821,986 (f)
	1,160,000	5.88%, due 11/1/2029	850,542
	885,000	8.75%, due 5/15/2030	853,834 (f)
		Iliad Holding SASU
	555,000	6.50%, due 10/15/2026	531,891 (f)
EUR	1,299,000	5.63%, due 10/15/2028	1,353,230 (l)
	$495,000	7.00%, due 10/15/2028	464,726 (f)
EUR	785,000	Koninklijke KPN NV, 6.00%, due 9/21/2027	880,249 (l)(p)(q)
		Level 3 Financing, Inc.
	$1,120,000	4.63%, due 9/15/2027	850,814 (f)
	1,560,000	3.63%, due 1/15/2029	1,029,868 (f)
	585,000	3.75%, due 7/15/2029	383,573 (f)
	905,000	10.50%, due 5/15/2030	937,458 (f)
		Lorca Telecom Bondco SA
EUR	380,000	4.00%, due 9/18/2027	391,175 (f)
EUR	3,460,000	4.00%, due 9/18/2027	3,561,856 (l)
	$2,240,000	Oztel Holdings SPC Ltd., 6.63%, due 4/24/2028	2,321,626 (f)
EUR	860,000	PLT VII Finance Sarl, 4.63%, due 1/5/2026	919,656 (l)
	$2,867,000	Rogers Communications, Inc., 3.80%, due 3/15/2032	2,491,639
EUR	435,000	SES SA, 2.88%, due 5/27/2026	409,356 (l)(p)(q)
EUR	110,000	SoftBank Group Corp., 5.00%, due 4/15/2028	115,873 (l)
EUR	200,000	TDC Net AS, 5.62%, due 2/6/2030	215,290 (l)
		Telecom Italia SpA
EUR	1,325,000	3.00%, due 9/30/2025	1,374,932 (l)
EUR	200,000	6.88%, due 2/15/2028	217,567 (l)
		Telefonica Europe BV
EUR	1,500,000	7.13%, due 8/23/2028	1,706,447 (l)(p)(q)
EUR	500,000	2.88%, due 6/24/2027	481,023 (l)(p)(q)
		T-Mobile USA, Inc.
	$4,505,000	4.50%, due 4/15/2050	3,849,591
	8,955,000	3.40%, due 10/15/2052	6,288,747
		Verizon Communications, Inc.
	865,000	(Secured Overnight Financing Rate Index + 0.50%), 5.74%, due 3/22/2024	865,442 (e)
	9,995,000	2.36%, due 3/15/2032	7,981,236
	6,315,000	2.99%, due 10/30/2056	3,889,577
	250,000	VF Ukraine PAT via VFU Funding PLC, 6.20%, due 2/11/2025	185,000 (l)
	9,495,000	Vodafone Group PLC, 4.88%, due 6/19/2049	8,339,346
EUR	500,000	Wp/ap Telecom Holdings III BV, 5.50%, due 1/15/2030	466,078 (l)
			72,580,452
Transportation 0.1%
GBP	769,000	Mobico Group PLC, 4.25%, due 11/26/2025	863,781 (l)(p)(q)
	$668,269	MV24 Capital BV, 6.75%, due 6/1/2034	617,375 (f)
	985,000	XPO, Inc., 7.13%, due 6/1/2031	996,705 (f)
			2,477,861
Trucking & Leasing 0.0%(m)
	1,227,000	AerCap Global Aviation Trust, 6.50%, due 6/15/2045	1,198,154 (f)(p)
See Notes to Schedule of Investments

Schedule of Investments Strategic Income Fund^ (Unaudited)  (cont’d)
Principal Amount(a)			Value

Water 0.1%
	$1,625,000	Solaris Midstream Holdings LLC, 7.63%, due 4/1/2026	$1,593,109 (f)
EUR	250,000	Thames Water Utilities Finance PLC, 4.38%, due 1/18/2031	259,779 (l)
EUR	200,000	Veolia Environnement SA, 2.50%, due 1/20/2029	184,166 (l)(p)(q)
			2,037,054
Total Corporate Bonds (Cost $1,202,150,106)			1,086,990,909

Loan Assignments(e) 0.0%(m)
Telecommunications 0.0%(m)
		GTT Communications, Inc.
	$228,166	Term Loan, (1 mo. USD Term SOFR + 7.10%), 12.20%, due 12/30/2027	189,378
	182,501	Term Loan, (3 mo. USD Term SOFR + 9.10%), 14.34%, due 6/30/2028	101,836
			291,214
Utilities 0.0%(m)
	676,413	Nautilus Power LLC, Term Loan B, (3 mo. USD Term SOFR + 5.25%), 10.75%, due 11/16/2026	506,464
Total Loan Assignments (Cost $1,087,080)			797,678
Foreign Government Securities 4.3%
	206,000	Airport Authority, 1.75%, due 1/12/2027	186,608 (f)
		Angolan Government International Bonds
	200,000	9.50%, due 11/12/2025	200,500 (l)
	200,000	8.25%, due 5/9/2028	184,120 (l)
	1,280,000	8.00%, due 11/26/2029	1,131,200 (f)
	2,755,000	9.38%, due 5/8/2048	2,277,558 (f)
	750,000	9.13%, due 11/26/2049	605,625 (f)
		Argentine Republic Government International Bonds
	175,982	1.00%, due 7/9/2029	59,090
	365,940	0.75%, due 7/9/2030	126,185 (n)
EUR	353,000	Austria Government Bonds, 0.90%, due 2/20/2032	326,156 (l)
	$200,000	Bahamas Government International Bonds, 6.00%, due 11/21/2028	163,171 (l)
EUR	100,000	Bank Gospodarstwa Krajowego, 5.13%, due 2/22/2033	114,176 (l)
	$500,000	Bermuda Government International Bonds, 3.72%, due 1/25/2027	475,065 (l)
	1,250,000	Brazil Government International Bonds, 6.00%, due 10/20/2033	1,239,065
		Brazil Notas do Tesouro Nacional
BRL	4,877,000	Series F, 10.00%, due 1/1/2025	1,021,909
BRL	9,105,000	Series F, 10.00%, due 1/1/2029	1,883,573
BRL	6,760,000	Series F, 10.00%, due 1/1/2031	1,381,081
		Bundesrepublik Deutschland Bundesanleihe
EUR	177,000	0.50%, due 2/15/2028	177,803 (l)
EUR	121,000	0.00%, due 2/15/2030	113,624 (l)
EUR	40,566	0.00%, due 8/15/2031	36,817 (l)
EUR	761,218	Series G, 0.00%, due 8/15/2031	691,387 (l)
EUR	136,900	2.50%, due 8/15/2046	148,605 (l)
		Colombia Government International Bonds
EUR	100,000	3.88%, due 3/22/2026	105,548
	$750,000	3.88%, due 4/25/2027	689,599
	1,105,000	3.00%, due 1/30/2030	885,429
	400,000	7.50%, due 2/2/2034	403,753
		Colombian TES
COP	2,083,500,000	Series B, 6.00%, due 4/28/2028	454,837
See Notes to Schedule of Investments

Schedule of Investments Strategic Income Fund^ (Unaudited)  (cont’d)
Principal Amount(a)			Value
Foreign Government Securities – cont'd
COP	10,451,500,000	Series B, 7.00%, due 6/30/2032	$2,189,666
COP	7,220,600,000	Series B, 7.25%, due 10/18/2034	1,483,886
		Dominican Republic International Bonds
	$350,000	8.63%, due 4/20/2027	365,755 (l)
	200,000	5.50%, due 2/22/2029	189,964 (l)
	4,380,000	6.85%, due 1/27/2045	4,074,099 (f)
		Ecuador Government International Bonds
	1,020,000	6.00%, due 7/31/2030	483,565 (f)(n)
	1,400,000	3.50%, due 7/31/2035	481,253 (f)(n)
		Egypt Government International Bonds
EUR	350,000	4.75%, due 4/11/2025	326,930 (l)
	$755,000	5.88%, due 2/16/2031	466,952 (f)
	3,140,000	8.50%, due 1/31/2047	1,826,098 (f)
		El Salvador Government International Bonds
	110,000	6.38%, due 1/18/2027	81,473 (l)
	200,000	8.63%, due 2/28/2029	144,116 (l)
	485,000	9.50%, due 7/15/2052	334,611 (f)
		European Union
EUR	434,000	0.00%, due 7/6/2026	436,070 (l)
EUR	350,000	2.00%, due 10/4/2027	368,558 (l)
EUR	190,000	1.63%, due 12/4/2029	191,951 (l)
EUR	204,000	3.25%, due 7/4/2034	225,497 (l)
EUR	158,000	2.75%, due 12/4/2037	163,344 (l)
EUR	161,000	3.38%, due 10/4/2038	176,827 (l)
EUR	170,000	3.38%, due 11/4/2042	186,280 (l)
EUR	58,733	1.25%, due 2/4/2043	45,794 (l)
		French Republic Government Bonds OAT
EUR	174,000	0.50%, due 5/25/2025	182,180 (l)
EUR	475,000	0.00%, due 2/25/2026	483,224 (l)
EUR	115,513	1.00%, due 5/25/2027	118,290 (l)
EUR	85,300	0.75%, due 2/25/2028	85,345 (l)
EUR	127,000	0.75%, due 5/25/2028	126,497 (l)
EUR	571,704	1.50%, due 5/25/2031	569,389 (l)
EUR	143,000	0.00%, due 11/25/2031	123,852 (l)
EUR	391,503	2.00%, due 11/25/2032	396,945 (l)
EUR	447,142	1.25%, due 5/25/2038	374,704 (l)
EUR	120,000	1.50%, due 5/25/2050	88,888 (l)
EUR	58,847	0.75%, due 5/25/2052	33,878 (l)
EUR	47,300	1.75%, due 5/25/2066	33,666 (l)
	$200,000	Ghana Government International Bonds, 6.38%, due 2/11/2027	90,735 (l)(r)
	200,000	Guatemala Government Bonds, 5.25%, due 8/10/2029	190,752 (l)
EUR	2,646,000	Hellenic Republic Government Bonds, 4.38%, due 7/18/2038	3,014,093 (l)
HUF	2,030,740,000	Hungary Government Bonds, 3.25%, due 10/22/2031	4,412,072
EUR	81,000	Hungary Government International Bonds, 5.00%, due 2/22/2027	90,141 (l)
		Indonesia Government International Bonds
EUR	100,000	1.75%, due 4/24/2025	105,140
	$4,110,000	4.63%, due 4/15/2043	3,884,182 (f)
		Indonesia Treasury Bonds
IDR	8,217,000,000	6.13%, due 5/15/2028	545,933
IDR	54,478,000,000	8.25%, due 5/15/2029	3,970,283
IDR	26,460,000,000	7.00%, due 9/15/2030	1,819,441
See Notes to Schedule of Investments

Schedule of Investments Strategic Income Fund^ (Unaudited)  (cont’d)
Principal Amount(a)			Value
Foreign Government Securities – cont'd
IDR	15,175,000,000	7.00%, due 2/15/2033	$1,057,552
EUR	50,000	Ireland Government Bonds, 3.00%, due 10/18/2043	53,166 (l)
		Italy Buoni Poliennali Del Tesoro
EUR	464,000	1.75%, due 5/30/2024	501,631 (l)
EUR	733,000	1.45%, due 11/15/2024	783,867 (l)
EUR	473,000	3.40%, due 3/28/2025	518,004 (l)
EUR	110,463	1.40%, due 5/26/2025	119,655 (c)(l)
EUR	224,000	1.85%, due 7/1/2025	238,588 (l)
EUR	423,000	0.00%, due 4/1/2026	423,323 (l)
EUR	88,000	1.60%, due 6/1/2026	91,720 (l)
EUR	337,000	0.00%, due 8/1/2026	333,452 (l)
EUR	142,000	2.05%, due 8/1/2027	147,464 (l)
EUR	213,000	4.00%, due 2/1/2037	229,223 (l)
		Ivory Coast Government International Bonds
EUR	800,000	5.25%, due 3/22/2030	772,260 (l)
	$215,439	5.75%, due 12/31/2032	202,513 (l)(n)
	3,715,000	6.13%, due 6/15/2033	3,332,593 (f)
EUR	100,000	Kazakhstan Government International Bonds, 0.60%, due 9/30/2026	97,528 (l)
		Kingdom of Belgium Government Bonds
EUR	102,000	Series 97, 3.00%, due 6/22/2033	110,962 (l)
EUR	172,097	Series 84, 1.45%, due 6/22/2037	150,414 (l)
EUR	63,778	Series 90, 0.40%, due 6/22/2040	43,252 (l)
EUR	212,000	Kommunekredit, 0.88%, due 11/3/2036	172,733 (l)
	$200,000	Korea Electric Power Corp., 5.38%, due 7/31/2026	200,204 (f)
	400,000	Korea Housing Finance Corp., 4.63%, due 2/24/2028	393,272 (f)
	200,000	Korea Hydro & Nuclear Power Co. Ltd., 5.00%, due 7/18/2028	199,127 (f)
EUR	130,000	Lithuania Government International Bonds, 3.88%, due 6/14/2033	142,779 (l)
		Mexico Bonos
MXN	34,647,100	Series M20, 8.50%, due 5/31/2029	2,035,975
MXN	56,380,000	Series M, 7.75%, due 5/29/2031	3,159,603
MXN	153,500,000	Series M, 7.50%, due 5/26/2033	8,372,511
		Mexico Government International Bonds
	$4,250,000	3.50%, due 2/12/2034	3,567,923
	4,240,000	4.40%, due 2/12/2052	3,332,865
	400,000	MFB Magyar Fejlesztesi Bank Zrt, 6.50%, due 6/29/2028	403,846 (l)
		Mongolia Government International Bonds
	1,155,000	5.13%, due 4/7/2026	1,089,184 (f)
	200,000	8.65%, due 1/19/2028	204,620 (l)
	200,000	Morocco Government International Bonds, 5.95%, due 3/8/2028	201,316 (l)
		Netherlands Government Bonds
EUR	263,397	0.00%, due 7/15/2030	240,111 (l)
EUR	255,658	0.00%, due 7/15/2031	226,893 (l)
EUR	350,633	4.00%, due 1/15/2037	432,354 (l)
	$2,765,000	Oman Government International Bonds, 7.00%, due 1/25/2051	2,814,471 (f)
		Panama Government International Bonds
	100,000	8.88%, due 9/30/2027	113,452
	1,835,000	2.25%, due 9/29/2032	1,410,327
	2,475,000	3.30%, due 1/19/2033	2,063,365
	1,775,000	Paraguay Government International Bonds, 4.95%, due 4/28/2031	1,704,223 (f)
PEN	20,244,000	Peru Government Bonds, 6.15%, due 8/12/2032	5,432,273
PEN	8,600,000	Peruvian Government International Bonds, 6.90%, due 8/12/2037	2,398,948 (l)
See Notes to Schedule of Investments

Schedule of Investments Strategic Income Fund^ (Unaudited)  (cont’d)
Principal Amount(a)			Value
Foreign Government Securities – cont'd
		Poland Government Bonds
PLN	6,452,000	7.50%, due 7/25/2028	$1,760,517
PLN	15,956,000	6.00%, due 10/25/2033	4,142,708
EUR	49,000	Poland Government International Bonds, 3.88%, due 2/14/2033	53,489 (l)
		Portugal Obrigacoes do Tesouro OT
EUR	3,500,000	4.95%, due 10/25/2023	3,860,127 (l)
EUR	163,500	1.95%, due 6/15/2029	169,582 (l)
EUR	295,000	0.30%, due 10/17/2031	258,531 (l)
EUR	748,000	1.65%, due 7/16/2032	723,700 (l)
EUR	220,000	3.50%, due 6/18/2038	239,939 (l)
	$169,650	Provincia de Cordoba, 6.88%, due 12/10/2025	142,506 (l)(n)
	1,440,000	Qatar Government International Bonds, 4.40%, due 4/16/2050	1,300,838 (f)
		Romania Government Bonds
RON	10,550,000	4.85%, due 7/25/2029	2,174,959
RON	21,975,000	8.25%, due 9/29/2032	5,450,061
		Romania Government International Bonds
EUR	50,000	2.75%, due 2/26/2026	52,441 (l)
	$234,000	3.00%, due 2/27/2027	212,932 (l)
EUR	166,000	2.88%, due 5/26/2028	165,948 (l)
EUR	237,000	6.63%, due 9/27/2029	272,959 (l)
EUR	191,000	3.62%, due 5/26/2030	187,393 (l)
EUR	153,000	1.75%, due 7/13/2030	130,669 (l)
	$3,210,000	3.00%, due 2/14/2031	2,689,434 (l)
EUR	221,000	2.00%, due 1/28/2032	181,907 (l)
	$1,280,000	3.63%, due 3/27/2032	1,099,520 (f)
EUR	87,000	3.88%, due 10/29/2035	77,807 (l)
	$1,370,000	4.00%, due 2/14/2051	998,840 (f)
	2,666,000	4.00%, due 2/14/2051	1,942,927 (l)
		Saudi Government International Bonds
	1,645,000	3.25%, due 11/17/2051	1,129,918 (f)
	1,265,000	3.75%, due 1/21/2055	944,930 (f)
		Serbia International Bonds
EUR	350,000	3.13%, due 5/15/2027	351,307 (l)
EUR	200,000	1.00%, due 9/23/2028	174,694 (l)
		Slovenia Government Bonds
EUR	157,000	1.19%, due 3/14/2029	153,133 (l)
EUR	105,000	3.63%, due 3/11/2033	118,234 (l)
EUR	90,000	1.50%, due 3/25/2035	79,003 (l)
		South Africa Government Bonds
ZAR	48,062,846	8.00%, due 1/31/2030	2,409,626
ZAR	21,213,555	8.25%, due 3/31/2032	1,012,533
ZAR	14,385,261	8.50%, due 1/31/2037	623,713
		South Africa Government International Bonds
	$1,830,000	5.65%, due 9/27/2047	1,368,097
	1,055,000	5.75%, due 9/30/2049	788,515
		Spain Government Bonds
EUR	206,000	2.75%, due 10/31/2024	224,351 (l)
EUR	448,000	1.45%, due 10/31/2027	458,719 (l)
EUR	130,000	3.15%, due 4/30/2033	139,419 (l)
EUR	107,000	3.55%, due 10/31/2033	118,035 (l)
EUR	66,000	0.85%, due 7/30/2037	50,031 (l)
See Notes to Schedule of Investments

Schedule of Investments Strategic Income Fund^ (Unaudited)  (cont’d)
Principal Amount(a)			Value
Foreign Government Securities – cont'd
EUR	430,000	0.85%, due 7/30/2037	$325,959 (l)
EUR	29,000	1.00%, due 7/30/2042	19,742 (l)
		Sri Lanka Government International Bonds
	$302,000	6.85%, due 3/14/2024	134,816 (l)(r)
	200,000	6.35%, due 6/28/2024	89,234 (l)(r)
		Ukraine Government International Bonds
	200,000	8.99%, due 2/1/2026	64,600 (l)
	4,140,000	7.25%, due 3/15/2035	1,231,650 (f)
GBP	137,657	United Kingdom Gilt, 4.00%, due 10/22/2063	165,652 (l)
	$1,230,000	Uruguay Government International Bonds, 5.10%, due 6/18/2050	1,226,772
	1,295,300	Venezuela Government International Bonds, 8.25%, due 10/13/2024	110,100 (l)(r)
Total Foreign Government Securities (Cost $156,773,844)			141,386,862

Convertible Bonds 0.0%(m)
Media 0.0%(m)
	735,000	DISH Network Corp., 3.38%, due 8/15/2026 (Cost $695,908)	407,557

Municipal Notes 0.9%
California 0.3%
	1,370,000	Bay Area Toll Authority Toll Bridge Revenue (Build America Bonds), Series 2010-S1, 7.04%, due 4/1/2050	1,715,680
	1,370,000	California State General Obligation (Build America Bonds), Series 2010, 7.63%, due 3/1/2040	1,695,751
	2,055,000	California State University Refunding Revenue, Series 2020-B, 2.98%, due 11/1/2051	1,414,291
	2,120,000	Foothill-Eastern Transportation Corridor Agency Toll Road Revenue Refunding, Series 2019-A, (AGM Insured), 3.92%, due 1/15/2053	1,645,968
	1,105,000	Los Angeles Community College District General Obligation (Build America Bonds), Series 2010, 6.75%, due 8/1/2049	1,355,815
	1,710,000	University of California Regents Medical Center Pooled Revenue, Series 2020-N, 3.01%, due 5/15/2050	1,181,259
			9,008,764
Massachusetts 0.0%(m)
	1,060,000	Massachusetts State Education Financing Authority Revenue Refunding, Series 2018-A, 4.08%, due 7/1/2027	1,015,461
Michigan 0.0%(m)
	1,770,000	Michigan Finance Authority Hospital Revenue Refunding (Trinity Health Credit Group), Series 2019-T, 3.38%, due 12/1/2040	1,404,562
Nevada 0.0%(m)
	2,055,000	Clark County Nevada General Obligation (Las Vegas Convention & Visitors Authority), Series 2019-D, 3.23%, due 7/1/2044	1,506,375
New Jersey 0.0%(m)
	695,000	Atlantic City General Obligation Refunding, Series 2018, 4.29%, due 9/1/2026	670,934
	545,000	New Jersey State Housing & Mortgage Finance Agency Revenue Refunding (Single Family Housing), Series 2018-BB, 3.80%, due 10/1/2032	529,841
			1,200,775
New York 0.1%
	2,740,000	New York State Dormitory Authority Revenue Non State Supported Debt Refunding (New York University), Series 2020-B, 2.69%, due 7/1/2040	2,000,446
See Notes to Schedule of Investments

Schedule of Investments Strategic Income Fund^ (Unaudited)  (cont’d)
Principal Amount(a)		Value

Ohio 0.2%
$2,055,000	Highland Local School District General Obligation Refunding, Series 2020, 3.19%, due 12/1/2049	$1,487,319
2,055,000	JobsOhio Beverage Systems Statewide Liquor Profits Revenue Refunding, Series 2020-A, 2.83%, due 1/1/2038	1,618,806
2,230,000	Ohio State Turnpike Commission Junior Lien Revenue Refunding (Infrastructure Project), Series 2020-A, 3.22%, due 2/15/2048	1,592,900
2,055,000	Ohio University General Receipt Athens Refunding Revenue, Series 2020, 2.91%, due 12/1/2043	1,449,429
		6,148,454
Pennsylvania 0.1%
2,055,000	Commonwealth Financing Authority Revenue Refunding, Series 2020-C, 3.53%, due 6/1/2042	1,690,121
Texas 0.2%
2,125,000	Central Texas Turnpike System First Tier Revenue Refunding, Series 2020-C, 3.03%, due 8/15/2041	1,525,726
1,710,000	Dallas Area Rapid Transit Sales Tax Revenue Refunding, Series 2020-C, 2.82%, due 12/1/2042	1,271,050
2,055,000	Grand Parkway Transportation Corp. System Subordinated Tier Toll Revenue Refunding, Series 2020-B, 3.24%, due 10/1/2052	1,467,330
1,410,000	Texas State Private Activity Bond Surface Transportation Corp. Senior Lien Revenue Refunding (North Tarrant Express Managed Lanes Project), Series 2019-B, 3.92%, due 12/31/2049	1,122,827
		5,386,933
Utah 0.0%(m)
2,055,000	Utah State Transit Authority Sales Tax Revenue Refunding, Series 2020, 2.77%, due 12/15/2038	1,553,656
Total Municipal Notes (Cost $41,260,248)		30,915,547
Number of Shares

Common Stocks 0.0%(m)
Real Estate Management & Development 0.0%(m)
4,493	GTT Communications, Inc. (Cost $121,311)	59,905 *
Closed-End Funds 0.0%(m)
Investment Companies 0.0%(m)(s)
859,492	Neuberger Berman Global Monthly Income Fund Ltd. (Cost $1,119,494)	816,241
Exchange-Traded Funds 1.9%
808,676	iShares iBoxx High Yield Corporate Bond ETF (Cost $60,281,782)	61,055,038
Total Purchased Option Contracts 0.0%(m)(t) (Cost $18,000)		27,554
See Notes to Schedule of Investments

Schedule of Investments Strategic Income Fund^ (Unaudited)  (cont’d)
Number of Shares		Value

Short-Term Investments 5.1%
Investment Companies 5.1%
167,674,066	State Street Institutional U.S. Government Money Market Fund Premier Class, 5.19%(u) (Cost $167,674,066)	$167,674,066
Total Investments 117.3% (Cost $4,089,919,456)		3,851,809,895
Liabilities Less Other Assets (17.3)%		(569,254,814)(v)(w)
Net Assets 100.0%		$3,282,555,081

*	Non-income producing security.
(a)	Principal amount is stated in the currency in which the security is denominated.
(b)	Rate shown was the discount rate at the date of purchase.
(c)	Index-linked bond whose principal amount adjusts according to a government retail price index.
(d)
Interest only security. These securities represent the right to receive the monthly interest payments on an underlying pool of mortgages. Payments of principal on the pool reduce the value of the "interest only"
holding.

(e)	Variable or floating rate security. The interest rate shown was the current rate as of July 31, 2023 and changes periodically.
(f)
Securities were purchased under Rule 144A of the Securities Act of 1933, as amended, or are otherwise restricted and, unless registered under the Securities Act of 1933 or exempted from registration, may only be sold to qualified institutional investors or may have other restrictions on resale. At July 31, 2023, these securities amounted to $981,890,169, which represents 29.9% of net assets of the Fund.

(g)
Variable or floating rate security where the stated interest rate is not based on a published reference rate and spread. Rather, the interest rate adjusts periodically based on changes in current interest rates and prepayments on the underlying pool of assets. The interest rate shown was the current rate as of July 31,
2023.

(h)	All or a portion of this security was purchased on a delayed delivery basis.
(i)	When-issued security. Total value of all such securities at July 31, 2023 amounted to $6,872,941, which represents 0.2% of net assets of the Fund.
(j)
TBA (To Be Announced) Securities are purchased/sold on a forward commitment basis with an approximate principal amount and no defined maturity date. The actual principal amount and maturity date will be determined upon settlement when the specific mortgage pools are assigned. Total value of all such securities
(excluding forward sales contracts, if any) at July 31, 2023 amounted to $611,038,892, which represents
18.6% of net assets of the Fund.

(k)	Value determined using significant unobservable inputs.
(l)
Security exempt from registration pursuant to Regulation S under the Securities Act of 1933, as amended.
Regulation S applies to securities offerings that are made outside of the United States and do not involve directed selling efforts in the United States and as such may have restrictions on resale. Total value of all such securities at July 31, 2023 amounted to $151,351,895, which represents 4.6% of net assets of the
Fund.

(m)	Represents less than 0.05% of net assets of the Fund.
(n)
Step Bond. Coupon rate is a fixed rate for an initial period that either resets at a specific date or may reset in the future contingent upon a predetermined trigger. The interest rate shown was the current rate as of
July 31, 2023.

(o)	Payment-in-kind (PIK) security.
See Notes to Schedule of Investments

Schedule of Investments Strategic Income Fund^ (Unaudited)  (cont’d)
(p)	Security issued at a fixed coupon rate, which converts to a variable rate at a future date. Rate shown is the rate in effect as of period end.
(q)	Perpetual security. Perpetual securities have no stated maturity date, but they may be called/redeemed by the issuer. The date shown reflects the next call date.
(r)	Defaulted security.
(s)	Affiliated company as defined under the Investment Company Act of 1940, as amended (see Note § below).
(t)	See "Purchased option contracts" under Derivative Instruments.
(u)	Represents 7-day effective yield as of July 31, 2023.
(v)	Includes the impact of the Fund’s open positions in derivatives at July 31, 2023.
(w)	As of July 31, 2023, the value of unfunded note commitments was $16 for the Fund (see Notes to Schedule of Investments).
See Notes to Schedule of Investments

Schedule of Investments Strategic Income Fund^ (Unaudited)  (cont’d)

POSITIONS BY COUNTRY
Country	Investments at Value	Percentage of Net Assets
United States	$3,078,464,118	93.8%
Cayman Islands	133,234,162	4.1%
United Kingdom	88,388,421	2.7%
France	30,480,177	0.9%
Mexico	29,866,707	0.9%
Germany	24,379,835	0.7%
Netherlands	20,335,208	0.6%
Spain	19,048,723	0.6%
Switzerland	18,571,240	0.6%
Italy	16,123,471	0.5%
Romania	15,637,797	0.5%
Canada	14,520,237	0.4%
Indonesia	13,706,962	0.4%
Brazil	13,623,151	0.4%
Colombia	10,188,774	0.3%
Luxembourg	9,813,214	0.3%
Peru	8,538,938	0.3%
Australia	7,972,901	0.2%
Ireland	7,673,813	0.2%
South Africa	7,153,193	0.2%
Sweden	7,060,490	0.2%
Portugal	6,458,156	0.2%
Poland	6,448,067	0.2%
Oman	5,136,097	0.2%
Hungary	4,906,059	0.2%
Chile	4,813,023	0.2%
Dominican Republic	4,629,818	0.1%
Zambia	4,542,397	0.1%
Panama	4,422,246	0.1%
Angola	4,399,003	0.1%
Cote D'Ivoire	4,307,366	0.1%
Ukraine	3,671,441	0.1%
Bermuda	3,475,065	0.1%
Jersey	3,320,736	0.1%
Israel	3,202,572	0.1%
Finland	3,064,048	0.1%
Greece	3,014,093	0.1%
Supranational	2,811,312	0.1%
Egypt	2,619,980	0.1%
United Arab Emirates	2,593,522	0.1%
Hong Kong	2,571,637	0.1%
China	2,447,290	0.1%
Korea	2,149,721	0.1%
Saudi Arabia	2,074,848	0.1%
Austria	1,994,382	0.1%
Macau	1,850,657	0.1%
Qatar	1,839,194	0.1%
See Notes to Schedule of Investments

Schedule of Investments Strategic Income Fund^ (Unaudited)  (cont’d)
POSITIONS BY COUNTRY (cont’d)
Country	Investments at Value	Percentage of Net Assets
Paraguay	$1,704,223	0.1%
Kazakhstan	1,621,546	0.1%
Mongolia	1,492,851	0.1%
Other countries, each representing less than 0.05% of net assets of the Fund	11,745,393	0.0%
Short-Term Investments and Other Liabilities—Net	(401,553,194)	(12.2)%
	$3,282,555,081	100.0%
See Notes to Schedule of Investments

Schedule of Investments Strategic Income Fund^ (Unaudited)  (cont’d)
Derivative Instruments
Futures contracts ("futures")
At July 31, 2023, open positions in futures for the Fund were as follows:

Long Futures:

Expiration Date	Number of Contracts	Open Contracts	Notional Amount	Value and Unrealized Appreciation/ (Depreciation)
9/2023	83	Australian Bond, 10 Year	$6,459,302	$(59,499)
9/2023	309	Euro-Bobl	39,373,120	(499,024)
9/2023	11	Euro-Bund	1,608,569	(31,018)
9/2023	7	Euro-Buxl Bond, 30 Year	1,035,795	(13,370)
9/2023	1	Euro-Oat	140,230	(1,117)
9/2023	592	Euro-Schatz	68,377,489	(478,002)
9/2023	885	Government of Canada Bond, 2 Year	68,412,752	(716,151)
9/2023	131	Long Gilt	16,161,258	10,148
9/2023	1,921	U.S. Treasury Note, 10 Year	214,011,406	(3,287,019)
9/2023	1,351	U.S. Treasury Note, 2 Year	274,295,219	(2,108,004)
9/2023	3,376	U.S. Treasury Note, 5 Year	360,625,377	(1,190,364)
9/2023	1	U.S. Treasury Note, Ultra 10 Year	116,984	(96)
12/2023	15	ICE SONIA, 3 Months	4,540,651	(8,182)
Total Long Positions			$1,055,158,152	$(8,381,698)

Short Futures:

Expiration Date	Number of Contracts	Open Contracts	Notional Amount	Value and Unrealized Appreciation/ (Depreciation)
9/2023	272	Euro-Bobl	$(34,658,539)	$480,912
9/2023	159	Euro-BTP	(20,279,185)	(64,152)
9/2023	138	Euro-Bund	(20,180,230)	353,351
9/2023	7	Euro-Oat	(981,612)	17,686
9/2023	18	Euro-Schatz	(2,079,045)	15,210
9/2023	200	Government of Canada Bond, 10 Year	(18,215,599)	506,484
9/2023	113	Long Gilt	(13,940,627)	12,812
9/2023	1,292	U.S. Treasury Long Bond	(160,773,250)	3,300,656
9/2023	673	U.S. Treasury Note, Ultra 10 Year	(78,730,485)	1,056,227
9/2023	1,448	U.S. Treasury Ultra Bond	(191,452,750)	2,639,225
Total Short Positions			$(541,291,322)	$8,318,411
Total Futures				$(63,287)
Forward foreign currency contracts ("forward FX contracts")
At July 31, 2023, open forward FX contracts for the Fund were as follows:
Currency Purchased		Currency Sold		Counterparty	Settlement Date	Net Unrealized Appreciation/ (Depreciation)
BRL	9,724,430	USD	2,025,003	GSI	8/28/2023	$21,960
See Notes to Schedule of Investments

Schedule of Investments Strategic Income Fund^ (Unaudited)  (cont’d)
Currency Purchased		Currency Sold		Counterparty	Settlement Date	Net Unrealized Appreciation/ (Depreciation)
BRL	4,564,971	USD	936,262	GSI	10/3/2023	$19,235
BRL	577,881	USD	118,535	GSI	10/3/2023	2,421
USD	711,997	CLP	576,155,210	BCB	9/20/2023	28,801
USD	80,412	CLP	66,113,860	GSI	9/20/2023	2,015
CNH	9,387,157	USD	1,315,905	GSI	9/20/2023	3,238
USD	1,383,253	CNH	9,819,694	CITI	9/20/2023	3,327
USD	1,321,001	CNH	9,387,157	CITI	9/20/2023	1,858
COP	1,897,262,758	USD	447,266	BCB	9/20/2023	29,976
COP	2,676,300,406	USD	626,101	GSI	9/20/2023	47,102
EUR	675,730	HUF	260,223,068	CITI	8/1/2023	3,745
EUR	194,751	HUF	73,259,247	GSI	8/11/2023	6,559
EUR	164,122	HUF	63,822,080	JPM	11/14/2023	3,780
EUR	194,247	USD	211,840	GSI	8/3/2023	1,745
EUR	451,494	USD	495,847	CITI	9/5/2023	1,378
USD	552,316	EUR	493,236	CITI	8/3/2023	9,977
USD	111,720	EUR	99,457	CITI	8/3/2023	2,362
USD	277,184	EUR	247,719	JPM	8/3/2023	4,804
USD	7,468,478	EUR	6,700,000	CITI	8/31/2023	91,601
USD	7,426,798	EUR	6,700,000	JPM	8/31/2023	49,921
USD	277,104	EUR	250,755	CITI	9/5/2023	950
USD	493,932	EUR	447,906	CITI	9/5/2023	658
USD	2,622,476	EUR	2,348,778	JPM	9/5/2023	35,789
USD	2,257,782	EUR	2,044,562	SCB	9/5/2023	6,126
USD	512,813	EUR	454,419	CITI	10/19/2023	11,274
USD	141,343	EUR	125,196	CITI	10/19/2023	3,164
USD	867,451	EUR	785,621	CITI	10/19/2023	366
USD	1,881,892	EUR	1,669,450	GSI	10/19/2023	39,331
USD	80,187,156	EUR	72,653,102	GSI	10/19/2023	389
USD	3,234,127	EUR	2,867,179	JPM	10/19/2023	69,640
USD	163,129	GBP	126,880	CITI	8/31/2023	275
USD	16,175,362	GBP	12,536,415	CITI	10/19/2023	83,188
USD	4,570,529	GBP	3,487,340	GSI	10/19/2023	94,059
USD	515	GBP	393	GSI	10/19/2023	11
IDR	99,491,000,000	USD	6,542,878	GSI	10/19/2023	36,422
ILS	4,980,430	USD	1,344,101	GSI	9/20/2023	12,992
USD	1,381,434	ILS	4,981,450	CITI	9/20/2023	24,064
INR	60,814,736	USD	738,285	JPM	8/14/2023	1,114
INR	44,072,420	USD	535,796	JPM	8/14/2023	46
MXN	4,792,397	USD	277,362	CITI	9/20/2023	6,318
MXN	1,271,917	USD	75,054	CITI	9/20/2023	236
MXN	17,948,260	USD	1,025,892	JPM	9/20/2023	36,533
MXN	16,096,181	USD	948,998	JPM	9/20/2023	3,796
PEN	1,064,034	USD	290,375	GSI	8/18/2023	4,532
PLN	307,280	EUR	67,961	GSI	9/20/2023	1,625
RON	706,473	EUR	142,320	JPM	9/20/2023	388
THB	49,800,458	USD	1,449,911	JPM	9/20/2023	11,644
See Notes to Schedule of Investments

Schedule of Investments Strategic Income Fund^ (Unaudited)  (cont’d)
Currency Purchased		Currency Sold		Counterparty	Settlement Date	Net Unrealized Appreciation/ (Depreciation)
UYU	45,071,192	USD	1,124,250	CITI	8/10/2023	$79,253
UYU	37,887,087	USD	991,809	CITI	11/10/2023	8,378
USD	138,810	ZAR	2,468,251	JPM	9/20/2023	1,405
ZAR	25,566,354	USD	1,353,549	CITI	9/20/2023	69,702
ZAR	11,529,585	USD	636,424	CITI	9/20/2023	5,416
ZAR	10,984,633	USD	606,003	JPM	9/20/2023	5,500
Total unrealized appreciation						$990,389
USD	760,590	BRL	3,728,525	CITI	8/28/2023	(24,254)
USD	803,645	BRL	4,010,147	GSI	10/3/2023	(35,722)
CLP	642,522,056	USD	773,909	CITI	9/20/2023	(12,015)
USD	665,061	COP	2,645,185,116	CITI	9/20/2023	(316)
USD	114,953	COP	485,448,987	GSI	9/20/2023	(7,158)
DKK	6,278,370	USD	946,301	CITI	10/19/2023	(15,632)
EUR	13,482	CZK	324,416	CITI	9/20/2023	(42)
EUR	1,219,291	HUF	473,889,572	GSI	8/11/2023	(2,104)
EUR	148,904	PLN	664,925	CITI	9/20/2023	(1,485)
EUR	2,044,562	USD	2,254,089	SCB	8/2/2023	(6,092)
EUR	73,477	USD	82,524	CITI	8/3/2023	(1,732)
EUR	484,960	USD	537,034	CITI	8/3/2023	(3,795)
EUR	2,348,778	USD	2,618,311	JPM	8/3/2023	(35,706)
EUR	6,700,000	USD	7,428,813	GSI	8/31/2023	(51,936)
EUR	606,294	USD	671,556	GSI	9/5/2023	(3,850)
EUR	1,212,535	USD	1,359,737	CITI	10/19/2023	(21,469)
EUR	7,403,437	USD	8,302,214	CITI	10/19/2023	(131,088)
EUR	2,645,517	USD	2,966,548	GSI	10/19/2023	(46,707)
USD	2,231,308	EUR	2,044,562	CITI	8/2/2023	(16,689)
USD	108,625	EUR	99,605	CITI	8/3/2023	(896)
USD	398,840	EUR	364,920	CITI	8/3/2023	(2,409)
USD	730,098	EUR	669,032	CITI	8/3/2023	(5,538)
USD	531,977	EUR	488,299	JPM	8/3/2023	(4,934)
USD	697,659	EUR	639,194	JPM	8/3/2023	(5,169)
GBP	239,951	USD	308,498	CITI	10/19/2023	(489)
GBP	2,065,395	USD	2,697,302	CITI	10/19/2023	(46,089)
GBP	720,245	USD	940,862	GSI	10/19/2023	(16,331)
HUF	142,937,031	EUR	378,025	CITI	8/1/2023	(9,595)
HUF	53,463,957	EUR	141,788	HSBC	8/1/2023	(4,020)
HUF	63,822,080	EUR	168,476	JPM	8/1/2023	(3,939)
HUF	37,366,908	EUR	98,518	CITI	8/11/2023	(2,446)
HUF	93,232,363	EUR	247,602	CITI	8/11/2023	(8,079)
HUF	469,960,210	EUR	1,244,919	CITI	8/11/2023	(37,224)
HUF	71,943,286	EUR	183,546	GSI	11/14/2023	(2,647)
HUF	73,033,336	EUR	186,472	GSI	11/14/2023	(2,848)
HUF	73,033,335	EUR	186,651	GSI	11/14/2023	(3,046)
HUF	72,669,986	EUR	186,258	HSBC	11/14/2023	(3,623)
HUF	479,977,090	EUR	1,227,462	HSBC	11/14/2023	(20,888)
IDR	10,369,883,213	USD	692,891	CITI	9/20/2023	(6,645)
See Notes to Schedule of Investments

Schedule of Investments Strategic Income Fund^ (Unaudited)  (cont’d)
Currency Purchased		Currency Sold		Counterparty	Settlement Date	Net Unrealized Appreciation/ (Depreciation)
IDR	11,564,374,728	USD	774,578	CITI	9/20/2023	$(9,284)
INR	9,279,235	USD	112,948	JPM	8/14/2023	(129)
KRW	1,749,185,534	USD	1,385,581	JPM	8/18/2023	(15,508)
USD	283,295	MXN	4,945,877	JPM	9/20/2023	(9,470)
USD	320,431	MXN	5,595,511	JPM	9/20/2023	(10,789)
USD	75,600	PEN	275,178	CITI	8/18/2023	(668)
USD	155,034	PEN	566,696	CITI	8/18/2023	(2,031)
USD	135,056	THB	4,679,673	GSI	9/20/2023	(2,285)
USD	214,840	TRY	5,918,996	HSBC	8/21/2023	(2,403)
USD	1,161,291	TRY	31,993,568	JPM	8/21/2023	(12,958)
USD	1,003,897	UYU	37,887,087	CITI	8/10/2023	(7,774)
USD	190,307	UYU	7,184,105	GSI	8/10/2023	(1,524)
USD	107,046	UYU	4,064,546	CITI	11/10/2023	(254)
USD	102,713	UYU	3,905,153	CITI	11/10/2023	(380)
USD	1,372,290	ZAR	25,927,823	CITI	9/20/2023	(71,084)
USD	1,340,729	ZAR	24,096,921	GSI	9/20/2023	(721)
Total unrealized depreciation						$(751,909)
Total net unrealized appreciation						$238,480
Bond forward contracts (“bond forwards”)
At July 31, 2023, bond forwards for the Fund were as follows:
Counterparty	Reference Entity	Notional Amount	Expiration Date	Unrealized Appreciation/ (Depreciation)
GSI	U.S. Treasury Inflation-Indexed Bonds, 0.25%	$5,825,000	01/15/2025	$205
GSI	U.S. Treasury Inflation-Indexed Bonds, 0.88%	6,200,000	01/15/2029	3,706
GSI	U.S. Treasury Inflation-Indexed Bonds, 0.13%	1,285,000	01/15/2030	630
Total unrealized appreciation				$4,541
GSI	U.S. Treasury Inflation-Indexed Bonds, 0.13%	2,075,000	10/15/2024	(1,448)
GSI	U.S. Treasury Inflation-Indexed Bonds, 0.13%	7,500,000	04/15/2026	(1,686)
GSI	U.S. Treasury Inflation-Indexed Bonds, 1.63%	8,500,000	10/15/2027	(40,232)
GSI	U.S. Treasury Inflation-Indexed Bonds, 0.13%	5,525,000	01/15/2031	(11,509)
GSI	U.S. Treasury Inflation-Indexed Bonds, 0.63%	3,000,000	07/15/2032	(14,296)
GSI	U.S. Treasury Inflation-Indexed Bonds, 1.13%	1,805,000	01/15/2033	(9,535)
GSI	U.S. Treasury Inflation-Indexed Bonds, 0.75%	3,155,000	02/15/2042	(44,511)
GSI	U.S. Treasury Inflation-Indexed Bonds, 1.00%	1,575,000	02/15/2048	(32,446)
GSI	U.S. Treasury Inflation-Indexed Bonds, 1.50%	2,825,000	02/15/2053	(74,405)
Total unrealized depreciation				$(230,068)
Total net unrealized depreciation				$(225,527)
Credit default swap contracts ("credit default swaps")
At July 31, 2023, the Fund had outstanding credit default swaps as follows:
Centrally Cleared Credit Default Swaps — Buy Protection

See Notes to Schedule of Investments

Schedule of Investments Strategic Income Fund^ (Unaudited)  (cont’d)
Clearinghouse	Reference Entity	Notional Amount		Financing Rate Paid by the Fund	Payment Frequency	Maturity Date	Upfront Payments/ (Receipts)	Unrealized Appreciation/ (Depreciation)	Accrued Net Interest Receivable/ (Payable)	Value
ICE CC	iTraxx Europe Crossover Ser. 39 V.1	EUR	1,150,000	5.00%	3M	6/20/2028	$(24,424)	$(13,739)	$(7,200)	$(45,363)
ICE CC	iTraxx Europe Ser. 39 V.1	EUR	500,000	1.00%	3M	6/20/2028	(7,940)	(80)	(641)	(8,661)
Total							$(32,364)	$(13,819)	$(7,841)	$(54,024)

Interest rate swap contracts ("interest rate swaps")
At July 31, 2023, the Fund had outstanding interest rate swaps as follows:
Centrally cleared interest rate swaps
Clearinghouse	Notional Amount		Fund Receives/ Pays Floating Rate	Floating Rate Index	Annual Fixed- Rate	Frequency of Fund Receipt/ Payment	Maturity Date	Unrealized Appreciation/ (Depreciation)	Accrued Net Interest Receivable/ (Payable)	Value
LCH	CAD	53,859,000	Pay	3M CDOR	4.85%	6M/6M	5/26/2025	$(316,500)	$(15,251)	$(331,751)
LCH	CAD	35,352,000	Pay	3M CDOR	4.91%	6M/6M	6/7/2025	(178,554)	(12,791)	(191,345)
LCH	CAD	29,996,000	Receive	3M CDOR	2.67%	6M/6M	2/17/2027	1,470,748	237,204	1,707,952
LCH	CAD	29,996,000	Pay	3M CDOR	2.67%	6M/6M	2/17/2027	(1,470,748)	(237,204)	(1,707,952)
LCH	CAD	3,689,500	Pay	CORRA	3.95%	6M/6M	7/25/2028	(2,892)	(564)	(3,456)
LCH	CAD	3,689,500	Pay	CORRA	3.96%	6M/6M	7/25/2028	(1,464)	(558)	(2,022)
LCH	CAD	5,901,000	Pay	CORRA	4.05%	6M/6M	7/28/2028	14,949	(467)	14,482
LCH	CHF	1,700,000	Receive	1D SARON	1.79%	1Y/1Y	7/17/2033	(547)	—	(547)
LCH	EUR	2,000,000	Pay	6M EURIBOR	3.60%	1Y/6M	4/25/2025	(6,180)	(636)	(6,816)
LCH	EUR	517,947	Pay	6M EURIBOR	3.50%	1Y/6M	4/28/2025	(2,505)	(327)	(2,832)
LCH	EUR	4,700,708	Receive	EUROSTR	3.17%	1Y/1Y	5/5/2025	33,488	1,159	34,647
LCH	EUR	4,698,512	Pay	6M EURIBOR	3.43%	1Y/6M	5/5/2025	(28,282)	(3,659)	(31,941)
LCH	EUR	2,000,000	Pay	EUROSTR	2.94%	1Y/1Y	5/5/2026	(19,169)	(1,712)	(20,881)
LCH	EUR	465,000	Pay	6M EURIBOR	3.43%	1Y/6M	3/2/2028	4,347	155	4,502
LCH	EUR	206,577	Receive	6M EURIBOR	0.05%	6M/1Y	4/13/2031	46,593	2,277	48,870
LCH	EUR	404,461	Pay	6M EURIBOR	2.22%	1Y/6M	8/30/2032	(29,612)	2,922	(26,690)
LCH	EUR	2,200,000	Pay	6M EURIBOR	2.90%	1Y/6M	7/17/2033	(1,935)	—	(1,935)
LCH	GBP	1,786,420	Receive	SONIA	4.79%	1Y/1Y	6/13/2028	4,873	189	5,062
LCH	NZD	43,330,308	Pay	3M BBR-FRA	5.56%	6M/3M	7/10/2025	23,027	(2,352)	20,675
LCH	NZD	43,066,000	Pay	3M BBR-FRA	5.73%	6M/3M	7/11/2025	110,196	846	111,042
Total								$(350,167)	$(30,769)	$(380,936)
See Notes to Schedule of Investments

Schedule of Investments Strategic Income Fund^ (Unaudited)  (cont’d)
Inflation swap contracts (“inflation swaps”)
At July 31, 2023, the Fund had outstanding inflation swaps as follows:
Centrally cleared inflation swaps
Clearinghouse	Notional Amount		Fund Receives/ Pays Floating Rate	Floating Rate Index	Annual Fixed- Rate	Frequency of Fund Receipt/ Payment	Maturity Date	Unrealized Appreciation/ (Depreciation)	Accrued Net Interest Receivable/ (Payable)	Value
LCH	EUR	1,600,000	Receive	FRCPXTOB	0.95%	T/T	4/15/2024	$224,896	$(50,626)	$174,270
LCH	EUR	1,600,000	Pay	CPTFEMU	1.15%	T/T	4/15/2024	(312,808)	61,544	(251,264)
LCH	EUR	670,000	Receive	CPTFEMU	1.42%	T/T	4/15/2031	183,123	(31,743)	151,380
Total								$95,211	$(20,825)	$74,386
Total return swap contracts ("total return swaps")
At July 31, 2023, the Fund had outstanding total return swaps as follows:
Over-the-counter total return swaps—Long(a)

Counterparty	Reference Entity	Notional Amount		Maturity Date	Variable Rate(b)	Spread	Reference Rate	Frequency of Fund Receipt/ Payment	Unrealized Appreciation/ (Depreciation)	Accrued Net Interest Receivable/ (Payable)	Value
GSI	iShares iBoxx $ High Yield Corp. Bond ETF	USD	75,646,376	9/20/2023	5.31%	—%	SOFR	T/3M	$1,101,376	$(433,163)	$668,213
Total									$1,101,376	$(433,163)	$668,213

(a)	The Fund pays a specified rate based on a reference rate plus or minus a spread, and receives the total return on the reference entity.
(b)	Effective rate at July 31, 2023.
Purchased option contracts ("options purchased")
At July 31, 2023, the Fund had outstanding options purchased as follows:
Description	Number of Contracts	Notional Amount	Exercise Price	Expiration Date	Value
Puts
Exchange-Traded Funds
iShares iBoxx $ High Yield Corporate Bond ETF(a)	500	$50,000	$74	9/15/2023	$27,554
Total options purchased (cost $18,000)					$27,554

(a)	OTC option. Counterparty is JPMorgan Chase Bank N.A.
See Notes to Schedule of Investments

Schedule of Investments Strategic Income Fund^ (Unaudited)  (cont’d)
Written option contracts ("options written")
At July 31, 2023, the Fund had outstanding options written as follows:
Description	Number of Contracts	Notional Amount	Exercise Price	Expiration Date	Value
Puts
Exchange-Traded Funds
iShares iBoxx $ High Yield Corporate Bond ETF(a)	500	$50,000	$72	9/15/2023	$(10,436)
Total options written (premium received $7,000)					$(10,436)

(a)	OTC option. Counterparty is JPMorgan Chase Bank N.A.
The following is a summary, categorized by Level (see the Notes to Schedule of Investments), of inputs used to value the Fund’s investments as of July 31, 2023:
Asset Valuation Inputs	Level 1	Level 2	Level 3(a)	Total
Investments:
U.S. Treasury Obligations	$—	$94,301,792	$—	$94,301,792
U.S. Government Agency Securities	—	2,305,074	—	2,305,074
Mortgage-Backed Securities#	—	1,993,113,285	—	1,993,113,285
Asset-Backed Securities	—	271,871,731	86,656	271,958,387
Corporate Bonds#	—	1,086,990,909	—	1,086,990,909
Loan Assignments#	—	797,678	—	797,678
Foreign Government Securities	—	141,386,862	—	141,386,862
Convertible Bonds#	—	407,557	—	407,557
Municipal Notes#	—	30,915,547	—	30,915,547
Common Stocks#	—	59,905	—	59,905
Investment Companies	816,241	—	—	816,241
Exchange-Traded Funds	61,055,038	—	—	61,055,038
Options Purchased	—	27,554	—	27,554
Short-Term Investments	—	167,674,066	—	167,674,066
Total Investments	$61,871,279	$3,789,851,960	$86,656	$3,851,809,895

#	The Schedule of Investments provides information on the industry, state/territory or sector categorization as well as a Positions by Country summary.
(a)	The following is a reconciliation between the beginning and ending balances of investments in which unobservable inputs (Level 3) were used in determining value:

(000's omitted)	Beginning balance as of 11/1/2022	Accrued discounts/ (premiums)	Realized gain/(loss)	Change in unrealized appreciation/ (depreciation)	Purchases	Sales	Transfers into Level 3	Transfers out of Level 3	Balance as of 7/31/2023	Net change in unrealized appreciation/ (depreciation) from investments still held as of 7/31/2023
Investments in Securities:
Asset-Backed Securities(1)	$—	$—	$(37)	$62	$—	$(303)	$365	$—	$87	$62
See Notes to Schedule of Investments

Schedule of Investments Strategic Income Fund^ (Unaudited)  (cont’d)
(000's omitted)	Beginning balance as of 11/1/2022	Accrued discounts/ (premiums)	Realized gain/(loss)	Change in unrealized appreciation/ (depreciation)	Purchases	Sales	Transfers into Level 3	Transfers out of Level 3	Balance as of 7/31/2023	Net change in unrealized appreciation/ (depreciation) from investments still held as of 7/31/2023
Investments in Securities:
Loan Assignments(2)	$520	$—	$(42)	$57	$—	$(535)	$—	$—	$—	$—
Total	$520	$—	$(79)	$119	$—	$(838)	$365	$—	$87	$62
(1) Securities categorized as Level 3 were valued using a single quotation obtained from a dealer. The
Fund does not have access to unobservable inputs and therefore cannot disclose such inputs used in formulating such quotation.

(2) At the beginning of the period, these investments were valued based on a single quotation obtained from a dealer.
The following is a summary, categorized by Level (see the Notes to Schedule of Investments), of inputs used to value the Fund’s derivatives as of July 31, 2023:
Other Financial Instruments	Level 1	Level 2	Level 3	Total
Futures@
Assets	$8,392,711	$—	$—	$8,392,711
Liabilities	(8,455,998)	—	—	(8,455,998)
Forward FX Contracts@
Assets	—	990,389	—	990,389
Liabilities	—	(751,909)	—	(751,909)
Bond Forwards@
Assets	—	4,541	—	4,541
Liabilities	—	(230,068)	—	(230,068)
Swaps
Assets	—	2,941,095	—	2,941,095
Liabilities	—	(2,633,456)	—	(2,633,456)
Options Written
Liabilities	—	(10,436)	—	(10,436)
Total	$(63,287)	$310,156	$—	$246,869

@	Futures, forward FX contracts and bond forwards are reported at the cumulative unrealized appreciation/(depreciation) of the instrument.

See Notes to Schedule of Investments

Schedule of Investments Strategic Income Fund^ (Unaudited)  (cont’d)
§   Investments in Affiliates(a):
	Value at October 31, 2022	Purchase Cost	Sales Proceeds/ Return of Capital	Change in Net Unrealized Appreciation/ (Depreciation) from Investments in Affiliated Persons	Net Realized Gain/(Loss) from Investments in Affiliated Persons	Distributions from Investments in Affiliated Persons(b)	Shares Held at July 31, 2023	Value at July 31, 2023
Strategic Income
Neuberger Berman Global Monthly Income Fund Ltd.	$1,706,550	$—	$1,109,668	$353,757	$(134,398)	$115,723	859,492	$816,241
Sub-total for affiliates held as of 7/31/23(c)	$1,706,550	$—	$1,109,668	$353,757	$(134,398)	$115,723		$816,241

(a)	Affiliated persons, as defined in the Investment Company Act of 1940, as amended.
(b)	Distributions received include distributions from net investment income and net realized capital gains, if any, from other investment companies managed by Neuberger Berman Investment Advisers LLC.
(c)	At July 31, 2023, the value of this security amounted to 0.02% of the net assets of the Fund.

^  A balance indicated with a "—", reflects either a zero balance or an amount that rounds to less than 1.
See Notes to Schedule of Investments

July 31, 2023
Notes to Schedule of Investments Income Funds (Unaudited)

In accordance with Accounting Standards Codification 820 "Fair Value Measurement" ("ASC 820"), all investments held by each of Neuberger Berman Core Bond Fund ("Core Bond"), Neuberger Berman Emerging Markets Debt Fund ("Emerging Markets Debt"), Neuberger Berman Floating Rate Income Fund ("Floating Rate Income"), Neuberger Berman High Income Bond Fund ("High Income"), Neuberger Berman Municipal High Income Fund ("Municipal High Income"), Neuberger Berman Municipal Impact Fund ("Municipal Impact"), Neuberger Berman Municipal Intermediate Bond Fund ("Municipal Intermediate Bond"), Neuberger Berman Short Duration Bond Fund ("Short Duration") and Neuberger Berman Strategic Income Fund ("Strategic Income") (each individually a "Fund," and collectively, the "Funds") are carried at the value that Management believes a Fund would receive upon selling an investment in an orderly transaction to an independent buyer in the principal or most advantageous market for the investment under current market conditions. Various inputs, including the volume and level of activity for the asset or liability in the market, are considered in valuing the Funds' investments, some of which are discussed below. At times, Management may need to apply significant judgment to value investments in accordance with ASC 820.
ASC 820 established a three-tier hierarchy of inputs to create a classification of value measurements for disclosure purposes. The three-tier hierarchy of inputs is summarized in the three broad Levels listed below.
•
Level 1 – unadjusted quoted prices in active markets for identical investments
•
Level 2 – other observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, amortized cost, etc.)
•
Level 3 – unobservable inputs (including a Fund's own assumptions in determining the fair value of investments)
The inputs or methodology used for valuing an investment are not necessarily an indication of the risk associated with investing in those securities.
The value of the Funds’ investments in equity securities, closed-end funds and exchange-traded funds, for which market quotations are available, is generally determined by Management by obtaining valuations from independent pricing services based on the latest sale price quoted on a principal exchange or market for that security (Level 1 inputs). Securities traded primarily on the NASDAQ Stock Market are normally valued at the NASDAQ Official Closing Price ("NOCP") provided by NASDAQ each business day. The NOCP is the most recently reported price as of 4:00:02 p.m., Eastern Time, unless that price is outside the range of the "inside" bid and asked prices (i.e., the bid and asked prices that dealers quote to each other when trading for their own accounts); in that case, NASDAQ will adjust the price to equal the inside bid or asked price, whichever is closer. Because of delays in reporting trades, the NOCP may not be based on the price of the last trade to occur before the market closes. If there is no sale of a security on a particular day, the independent pricing services may value the security based on market quotations.
The value of the Funds' investments in debt securities is determined by Management primarily by obtaining valuations from independent pricing services based on bid quotations, or if quotations are not available, by methods which include various considerations based on security type (generally Level 2 inputs). In addition to the consideration of yields or prices of securities of comparable quality, coupon, maturity and type, indications as to values from dealers, and general market conditions, the following is a description of other Level 2 inputs and related valuation techniques used by independent pricing services to value certain types of debt securities held by the Funds:
Corporate Bonds. Inputs used to value corporate debt securities generally include relevant credit information, observed market movements, sector news, U.S. Treasury yield curve or relevant benchmark curve, and other market information, which may include benchmark yield curves, reported trades, broker-dealer quotes, issuer spreads, comparable securities, and reference data, such as market research publications, when available ("Other Market Information").
For information on the Funds' significant accounting policies, please refer to the Funds' most recent shareholder reports.

Notes to Schedule of Investments Income Funds (Unaudited)  (cont’d)
Convertible Bonds. Inputs used to value convertible bonds generally include underlying stock data, conversion rates, credit specific details, relevant listed bond and preferred stock prices and Other Market Information.
U.S. Treasury Obligations. Inputs used to value U.S. Treasury securities generally include quotes from several inter-dealer brokers and Other Market Information.
U.S. Government Agency Securities. Inputs used to value U.S. Government Agency securities generally include obtaining benchmark quotes and Other Market Information.
Collateralized Loan Obligations (CLOs). The value of collateralized loan obligations is primarily determined by cash flow data, relevant loan pricing data and market color, and research from market participants and trading desks (Level 2 or 3 inputs).
Asset-Backed Securities and Mortgage-Backed Securities. Inputs used to value asset-backed securities and mortgage-backed securities generally include models that consider a number of factors, which may include the following: prepayment speeds, cash flows, spread adjustments and Other Market Information.
High Yield Securities. Inputs used to value high yield securities generally include a number of observations of equity and credit default swap curves related to the issuer and Other Market Information.
Municipal Debt Securities. Inputs used to value municipal debt securities include current trades, bid-wanted lists (which informs the market that a holder is interested in selling a position and that offers will be considered), offerings, general information on market movement, direction, trends, and specific data on specialty issues.
Emerging Markets Debt and Foreign Government Securities. Inputs used to value emerging markets debt and foreign government securities generally include dealer quotes, bond market activity, discounted cash flow models, and other relevant information such as credit spreads, benchmark curves and Other Market Information.
Commercial Paper. The value of commercial paper generally includes inputs from quoted prices or similar assets, constant maturity curves using coupon, currency, issuer, sector, issuer country, credit rating information, and yield curves using money market rates.
The value of loan assignments is determined by Management primarily by obtaining valuations from independent pricing services based on broker quotes (generally Level 2 or Level 3 inputs depending on the number of quotes available).
The value of futures contracts is determined by Management by obtaining valuations from independent pricing services at the settlement price at the market close (Level 1 inputs).
The value of bond forward contracts ("bond forwards") is determined by Management by obtaining valuations from independent pricing services using a model that considers the current price of the underlying bond and the forward curve (Level 2 inputs).
The value of interest rate swaps is determined by Management primarily by obtaining valuations from independent pricing services based on references to the underlying rates including the local overnight index swap rate and the respective interbank offered forward rate to produce the daily price. The present value is calculated based off of expected cash flows based on swap parameters along with reference to the underlying yield curve and reference rate (Level 2 inputs).
The value of credit default swaps is determined by Management by obtaining valuations from independent pricing services using a model that considers a number of factors, which may include default probabilities, credit curves, recovery rates and cash flows (Level 2 inputs).
For information on the Funds' significant accounting policies, please refer to the Funds' most recent shareholder reports.

Notes to Schedule of Investments Income Funds (Unaudited)  (cont’d)
The value of inflation swaps is determined by Management primarily by obtaining valuations from independent pricing services based on references to the underlying inflation rates including forward inflation expectation rate and the respective interbank offered forward rate to produce the daily price. The present value is calculated based off of expected cash flows based on swap parameters along with reference to the underlying forward inflation curve and reference rate (Level 2 inputs).
The value of forward foreign currency contracts ("forward FX contracts") is determined by Management by obtaining valuations from independent pricing services based on actual traded currency rates on independent pricing services’ networks, along with other traded and quoted currency rates provided to the pricing services by leading market participants (Level 2 inputs).
The value of total return swaps is determined by Management by obtaining valuations from independent pricing services using the underlying asset and stated benchmark interest rate (Level 2 inputs).
Management has developed a process to periodically review information provided by independent pricing services for all types of securities.
Investments in non-exchange traded investment companies are valued using the respective fund's daily calculated net asset value per share (Level 2 inputs), when available.
If a valuation is not available from an independent pricing service, or if Management has reason to believe that the valuation received does not represent the amount a fund might reasonably expect to receive on a current sale in an orderly transaction, Management seeks to obtain quotations from brokers or dealers (generally considered Level 2 or Level 3 inputs depending on the number of quotes available). If such quotations are not available, the security is valued using methods Management has approved in the good-faith belief that the resulting valuation will reflect the fair value of the security. Pursuant to Rule 2a-5 under the Investment Company Act of 1940, as amended, the Funds' Board of Trustees designated Management as the Funds' valuation designee. As the Funds' valuation designee, Management is responsible for determining fair value in good faith for any and all Fund investments. Inputs and assumptions considered in determining the fair value of a security based on Level 2 or Level 3 inputs may include, but are not limited to, the type of the security; the initial cost of the security; the existence of any contractual restrictions on the security's disposition; the price and extent of public trading in similar securities of the issuer or of comparable companies; quotations or evaluated prices from broker-dealers and/or pricing services; information obtained from the issuer and/or analysts; an analysis of the company's or issuer's financial statements; an evaluation of the inputs that influence the issuer and the market(s) in which the security is purchased and sold.
The value of the Funds’ investments in foreign securities is generally determined using the same valuation methods and inputs as other Fund investments, as discussed above. Foreign security prices expressed in local currency values are normally translated from the local currency into U.S. dollars using the exchange rates as of 4:00 p.m., Eastern Time on days the New York Stock Exchange is open for business. Management has approved the use of ICE Data Services ("ICE") to evaluate the prices of foreign debt securities as of the time as of which a Fund’s share price is calculated. ICE utilizes benchmark spread and yield curves and evaluates available market activity from the local close to the time as of which a Fund’s share price is calculated (Level 2 inputs) to assist in determining prices for certain foreign debt securities. In the absence of precise information about the market values of these foreign securities as of the time as of which a Fund’s share price is calculated, Management has determined on the basis of available data that prices adjusted or evaluated in this way are likely to be closer to the prices a Fund could realize on a current sale than are the prices of those securities established at the close of the foreign markets in which the securities primarily trade.
Fair value prices are necessarily estimates, and there is no assurance that such a price will be at or close to the price at which the security is next quoted or next trades.
The Funds may enter into certain credit agreements all or a portion of which may be unfunded. The Funds are obligated to fund these commitments at the borrower’s discretion.
For information on the Funds' significant accounting policies, please refer to the Funds' most recent shareholder reports.

Notes to Schedule of Investments Income Funds (Unaudited)  (cont’d)
As of July 31, 2023, unfunded loan commitments for Floating Rate Income, pursuant to the following loan agreements were as follows:
Floating Rate Income
Borrower	Principal Amount	Value
Athenahealth, Inc., Term Loan DD, (3M USD LIBOR + 3.50%), 3.50%, due 2/15/2029(a)	$365,250	$353,975

(a)
Position is a delayed draw term loan which may be partially or fully unfunded. In accordance with the underlying credit agreement, the interest rate shown reflects the unfunded rate as of July 31, 2023.

As of July 31, 2023, unfunded note commitments for Floating Rate Income, High Income, and Strategic Income were as follows:
Floating Rate Income
Borrower	Principal Amount	Value
HCFS Notes, 0.00%, due 12/31/2031(a)	$1,000,000	$10(b)(c)

High Income
Borrower	Principal Amount	Value
HCFS Notes, 0.00%, due 12/31/2031(a)	$2,385,000	$24(b)(c)

Strategic Income
Borrower	Principal Amount	Value
HCFS Notes, 0.00%, due 12/31/2031(a)	$1,580,000	$16(b)(c)

(a)	Position is a bond bridge commitment which is fully unfunded.
(b)	Security fair valued as of July 31, 2023 in accordance with procedures approved by the valuation designee.
(c)	This security has not settled as of July 31, 2023. In accordance with the underlying credit agreement, the interest rate shown reflects the unfunded rate as of July 31, 2023.
For information on the Funds' significant accounting policies, please refer to the Funds' most recent shareholder reports.

Notes to Schedule of Investments Income Funds (Unaudited) (cont'd)
Legend

Benchmarks:
BBR-FRA	= New Zealand Bank Bill Rate
BUBOR	= Budapest Interbank Offered Rate
CDOR	= Canadian Dollar Offered Rate
CETIP	= Overnight Brazil Interbank Deposit Rate
CLICP	= Sinacofi Chile Interbank Rate Average
CORRA	= Canadian Overnight Repo Rate Average
CPTFEMU	= Eurostat Eurozone Harmonised Indices of Consumer Prices Ex Tobacco Unrevised Series NSA
EURIBOR	= Euro Interbank Offered Rate
EUROSTR	= Euro Short Term Rate
FRCPXTOB	= France Consumer Price Index Ex Tobacco
IBRCOL	= Colombia Overnight Interbank Reference Rate
JIBAR	= Johannesburg Interbank Average Rate
LIBOR	= London Interbank Offered Rate
PRIBOR	= Prague Interbank Offered Rate
SARON	= Swiss Average Rate Overnight
SOFR	= Secured Overnight Financing Rate
SONIA	= Sterling Overnight Index Average
TELBOR	= Tel Aviv Interbank Offer Rate
THOR	= Thai Overnight Repurchase Rate
TIIE	= Mexican Interbank Equilibrium Interest Rate
WIBOR	= Poland Warsaw Interbank Offered Rate
Clearinghouses:
CME	= CME Group, Inc.
ICE CC	= ICE Clear Credit LLC
LCH	= LCH Clearnet Limited
Counterparties:
BCB	= Barclays Bank PLC
BNP	= BNP Paribas SA
CITI	= Citibank, N.A.
GSI	= Goldman Sachs International
HSBC	= HSBC Bank plc
JPM	= JPMorgan Chase Bank N.A.
MS	= Morgan Stanley Capital Services LLC
SCB	= Standard Chartered Bank
SSB	= State Street Bank and Trust Company
Index Periods/Payment Frequencies:
1D	= 1 Day
28D	= 28 Days
3M	= 3 Months
6M	= 6 Months
1Y	= 1 Year
Index Periods/Payment Frequencies: (cont’d)
T	= Termination
Non-Deliverable Forward Contracts:
BRL	= Brazilian Real
CLP	= Chilean Peso
CNY(a)	= Chinese Yuan Renminbi
COP	= Colombian Peso
EGP	= Egyptian Pound
IDR	= Indonesian Rupiah
INR	= Indian Rupee
KRW	= South Korean Won
MYR	= Malaysian Ringgit
PEN	= Peruvian Nuevo Sol
PHP	= Philippine Peso
Other Abbreviations:
CJSC	= Closed Joint Stock Company
JSC	= Joint Stock Company
Management	= Neuberger Berman Investment Advisers LLC
PJSC	= Public Joint Stock Company

Currency Abbreviations:
BRL	= Brazilian Real
CAD	= Canadian Dollar
CHF	= Switzerland Franc
CLP	= Chilean Peso
CNH(a)	= Chinese Yuan Renminbi
CNY(a)	= Chinese Yuan Renminbi
COP	= Colombian Peso
CZK	= Czech Koruna
DKK	= Denmark Krone
DOP	= Dominican Peso
EGP	= Egyptian Pound
EUR	= Euro
GBP	= Pound Sterling
GHS	= Ghanaian Cedi
HUF	= Hungarian Forint
IDR	= Indonesian Rupiah
ILS	= Israel Shekel
INR	= Indian Rupee
KRW	= South Korean Won
MXN	= Mexican Peso
MYR	= Malaysia Ringgit
NZD	= New Zealand Dollar
PEN	= Peruvian Nuevo Sol
PHP	= Philippine Peso
PLN	= Polish Zloty
RON	= Romanian New Leu
RSD	= Serbia Dinar
THB	= Thai Baht
For information on the Funds' significant accounting policies, please refer to the Funds' most recent shareholder reports.

Currency Abbreviations: (cont’d)
TRY	= Turkish Lira
UGX	= Ugandan Shilling
USD	= United States Dollar
Currency Abbreviations: (cont’d)
UYU	= Uruguayan Peso
ZAR	= South African Rand
ZMW	= Zambian Kwacha
(a)  There is one official currency held in China, the Chinese Yuan Renminbi. CNY is traded onshore, in mainland China and CNH is traded offshore, mainly in the Hong Kong market, each at a different exchange rate.
For information on the Funds' significant accounting policies, please refer to the Funds' most recent shareholder reports.